As filed with the Securities and Exchange Commission on December 28, 2007

File No. 333-147375

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/X /

Pre-Effective Amendment No.		/ /

Post-Effective Amendment No. 1		/X/

SENTINEL GROUP FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

One National Life Drive	05604
Montpelier, Vermont	(Zip Code)
(Address of Principal Executive Offices)
(802) 229-7410
(Registrant’s Telephone Number, including Area Code)
__________________

Kerry A. Jung, Esq.	Copy to:
c/o Sentinel Asset Management, Inc.	John A. MacKinnon, Esq.
One National Life Drive	Sidley Austin LLP
Montpelier, Vermont 05604	787 Seventh Avenue
(Name and Address of Agent for Service)	New York, New York 10019
__________________

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on ______ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Common Stock, par value $.01 per share

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File No. 811-214).

CITIZENS CORE GROWTH FUND
CITIZENS EMERGING GROWTH FUND
CITIZENS GLOBAL EQUITY FUND
CITIZENS INCOME FUND
CITIZENS MONEY MARKET FUND
CITIZENS SMALL CAP CORE GROWTH FUND
CITIZENS VALUE FUND
CITIZENS BALANCED FUND
One Harbour Place, Suite 400
Portsmouth, New Hampshire 03801

Dear Shareholder:

     I am pleased to announce that Citizens Advisers, Inc. (“Citizens”), the Citizens Funds’ investment adviser, signed an asset purchase agreement with Sentinel Asset Management, Inc. (“Sentinel”) relating to a proposed acquisition by Sentinel of the assets related to Citizens’ mutual fund business. In connection with this acquisition, we are proposing that each of the Citizens Funds be reorganized into a mutual fund advised by Sentinel, as further described below.

     Sentinel, based in Montpelier, Vermont, currently manages about $15 billion, including fourteen mutual funds with approximately $5 billion in assets. Sentinel is committed to continuing our social mission as the Sentinel Responsible Investing (SRI) Core Opportunities Fund and the Sentinel Responsible Investing (SRI) Emerging Companies Fund will apply the same social screens that the Citizens Funds currently apply. Further, Sentinel has committed to adopt Citizens Funds’ proxy voting policies for these two Funds upon the consummation of the reorganizations.

     I am writing to ask for your vote on the proposed reorganization of your Citizens ~~Funds~~Fund into a corresponding Sentinel Fund at a special joint meeting of shareholders to be held on February ~~12,~~13, 2008, at the offices of Bingham McCutchen LLP, 150 Federal Street, Boston, Massachusetts 02110, at 10:00 am, Eastern Time.

The Citizens Funds and the corresponding Sentinel Funds are as follows:

Citizens Funds	Sentinel Funds
Citizens Core Growth Fund	Sentinel Responsible Investing (SRI) Core Opportunities Fund*
Citizens Emerging Growth Fund	Sentinel Responsible Investing (SRI) Emerging Companies Fund*
Citizens Global Equity Fund	Sentinel International Equity Fund
Citizens Income Fund	Sentinel Government Securities Fund
Citizens Money Market Fund	Sentinel U.S. Treasury Money Market Fund
Citizens Small Cap Core Growth Fund	Sentinel Responsible Investing (SRI) Emerging Companies Fund*
Citizens Value Fund	Sentinel Responsible Investing (SRI) Core Opportunities Fund*
Citizens Balanced Fund	Sentinel Balanced Fund

* This is a newly-organized Sentinel Fund that will commence operations upon consummation of the proposed reorganization.

          After reviewing and considering a number of factors relating to Sentinel and the Sentinel Funds, the Board of Trustees of Citizens Funds has determined that the reorganization of your Citizens Fund into its corresponding Sentinel Fund is in the best interest of shareholders.

     Should your ~~fund~~Fund's reorganization be approved by shareholders and should other conditions to the reorganization be satisfied, you will receive shares of the corresponding Sentinel Fund. More information on the specific details of and reasons for your ~~fund~~Fund’s reorganization is contained in the enclosed combined Prospectus/Proxy Statement. Please read it carefully. Please call our solicitor, Computershare, toll free at (866) 438-3201 if you have questions regarding these proposals.

     THE TRUSTEES OF YOUR FUND UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR THE REORGANIZATION OF YOUR FUND.

     YOUR VOTE IS IMPORTANT. YOU CAN VOTE BY COMPLETING THE ENCLOSED PROXY CARD. A SELF-ADDRESSED POSTAGE-PAID ENVELOPE HAS BEEN ENCLOSED FOR YOUR CONVENIENCE.

     Thank you very much for your consideration and for all the years that I have had the opportunity to serve you as the president of Citizens Funds.

Sincerely yours,

Sophia Collier
President
Citizens Funds

December ~~21,~~28, 2007

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QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT

Q.	Who is Sentinel Asset Management, Inc. (“SAM”)?

A.

SAM is based in Montpelier, Vermont and is part of National Life Group, ~~a mutual insurance company~~whose flagship National Life Insurance Company was established in ~~1848.~~1850. SAM manages the portfolios of investments that support the life insurance and annuity contracts of National Life Insurance Company, as well as other institutional and mutual fund accounts, including the Sentinel Funds. The Sentinel Funds, originally established in 1933, are currently made up of fourteen portfolios including a mix of equity, fixed income and money market offerings. Shareholders who are active in the environmental movement may be familiar with National Life Group’s famous “green building” that serves as their headquarters in Vermont. Those in the community-lending field may know of the ~~company~~National Life Insurance Company’s participation in affordable housing lending.

Q.	What am I being asked to approve at the upcoming Special Meeting of Shareholders on February ~~12,~~13, 2008?

A.	Shareholders of each of the Citizens Funds are being asked to vote on the Reorganization of their ~~Citizen~~Citizens Fund with a corresponding Sentinel Fund as shown below:

Citizens Fund	Sentinel Fund
Core Growth	Responsible Investing (SRI) Core Opportunities
Emerging Growth	Responsible Investing (SRI) Emerging Companies
Global Equity	International Equity
Income	Government Securities
Money Market	U.S. Treasury Money Market
Small Cap Core Growth	Responsible Investing (SRI) Emerging Companies
Value	Responsible Investing (SRI) Core Opportunities
Balanced	Balanced

Q.	Has the Board approved each Reorganization?

A.	The Board of Trustees has determined that each Reorganization is in the shareholders’ best interests and recommends that you vote in favor of your Fund’s Reorganization.

Q.	How will the Reorganization affect me as a shareholder?

A.

If the Reorganizations are approved and other conditions are met, shareholders of each of the Citizens Funds will become shareholders of the corresponding Sentinel Fund, as described in the table above.

Q.	How are the Reorganizations expected to impact my Fund’s expense ratio?

A.

The pro forma net expense ratios for each Sentinel Fund is projected to be less than the current expense ratio of the corresponding Citizens Fund, except for the Institutional shares of the Citizens Money Market Fund, as described in more detail under “Fees and Expenses” in the attached proxy statement/prospectus.

Q.	Do the Sentinel Funds use social screens as part of their investment process?

A.

The Sentinel Responsible Investing (SRI) Core Opportunities Fund and Sentinel Responsible Investing (SRI) Emerging Companies Fund will apply the same social screens that the Citizens Funds currently apply. While SAM may consider one or more of the factors included in the social screening process, it does not apply social screens or focus on a company’s record of corporate responsibility in managing the other Sentinel Funds.

Q.	What will I receive in exchange for my current shares?

A.	An account will be created for you that will be credited with shares of the corresponding Sentinel Fund, as shown below.

Citizens Fund	Sentinel Fund
Standard shares	Class A shares
~~Administrative shares of each Citizens Fund,~~	~~Class A shares~~
~~except Citizens Core Growth Fund~~
Administrative shares ~~of the Citizens Core~~	Class I shares
~~Growth Fund~~
Institutional shares of each Citizens Fund, except	Class I shares
the Citizens Money Market Fund
Institutional shares of the Citizens Money Market	Class A shares
Fund

On the day of the Reorganization, the net asset value of the Citizens Funds’ shares will be determined in accordance with the procedures described in the corresponding Sentinel Funds’ Prospectus and Statement of Additional Information, and in accordance with the Sentinel Funds’ valuation procedures. While the valuation procedures and pricing services used by the Citizens Funds are comparable in many respects to those used by the Sentinel Funds, differences may result in individual securities having different values at the valuation time than were used to calculate the net asset value of an applicable Citizens Fund prior to such time.

Immediately after the transfer of each Citizens Fund’s assets and liabilities, each holder of shares in a Citizens Fund, as of the Effective Time of the applicable Reorganization, will receive a number of shares of the Class indicated above of the corresponding Sentinel Fund, with the aggregate net asset value (“NAV”) equal to the NAV of the shares held in the applicable Citizens Fund as of the Effective Time.

Q.	Will I be charged a sales charge on the shares I receive as a result of the Reorganization?

A.

No. Citizens Funds’ shareholders that receive Class A shares of the corresponding Sentinel Fund as a result of the Reorganization will not pay a sales charge for those shares or for any additional purchases of Class A shares of that or any other Sentinel Fund, including purchases made through exchanges. There are no sales charges associated with Class I shares. If you receive Class I shares of a Sentinel Fund in connection with the reorganization of your Citizens Fund, you will be permitted to purchase additional Class I shares of that and other Sentinel Funds, including through exchanges.

Q.	What is the timetable for each Reorganization?

A.	If approved by shareholders at the Meeting, each Reorganization is expected to close soon after the Meeting.

Q.	Who will pay for each Reorganization?

A.

Sentinel Asset Management, Inc., Citizens Advisers, Inc. and/or their affiliates have agreed to share the fees and expenses associated with the Funds’ participation in the Reorganizations whether or not the Reorganizations are consummated. Any registration or licensing fee or brokerage commissions will be borne by the Fund incurring such fee.

Q.	Will I own the same number of shares of the Sentinel Fund as I currently own of the Citizens Fund?

A.

No, the number of shares you receive will depend on the relative net asset values of the shares of your Fund and the corresponding Sentinel Fund on the valuation date. Thus, if on the valuation date, the net asset value of a share of a Sentinel Fund is lower than the net asset value of the corresponding shares of the Citizens Fund, you will receive a greater number of shares of the Sentinel Fund in the Reorganization that you held in the corresponding Citizens Fund before the Reorganization. On the other hand, if the net asset value of a share of a Sentinel Fund is higher than the net asset value of the corresponding share of the Citizens Fund, you will receive fewer shares of the Sentinel Fund in the Reorganization than you held in the corresponding Citizens Fund before the Reorganization.

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Q.	Will my Fund’s Reorganization result in any federal tax liability to me?

A.

Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization. If a Reorganization so qualifies, you will not recognize gain or loss for federal income tax purposes on the exchange of your Citizens Fund shares for Sentinel Fund shares in the Reorganization. However, in lieu of the normal distribution schedule described in your Fund’s prospectus, each of the Citizens Funds will declare a final dividend and distribute ordinary income and realized capital gains, if any, just prior to the Reorganization, which may affect the amount, timing or character of taxable income for that Fund’s shareholders. In addition, prior to the Reorganization, each of the Citizens Income, Money Market and ~~Small Cap Core Growth~~Global Equity Funds is expected to sell holdings (or, with respect to the Citizens Money Market Fund, to replace maturing securities with U.S. Treasury securities) in order to meet the relevant investment restrictions of the corresponding Sentinel Fund, which may result in the recognition of gains or losses that would affect the amount distributed as income to shareholders.

Q.	Can I redeem my Citizens Fund shares before my Fund’s Reorganization takes place?

A.

Yes. You may redeem the shares at any time before a Reorganization takes place, as set forth in the Fund’s Prospectus. If you choose to do so, the request will be treated as a normal redemption of shares and may be a taxable transaction. In addition, you will be charged any applicable fees.

Q.	What happens if shareholders do not approve a Reorganization?

A.

If your Fund’s Reorganization is not approved, you will remain a shareholder of your Fund and your Fund’s Board of Trustees will consider what, if any, action should be taken, including potentially the liquidation of the Fund. The approval of a particular Reorganization is not contingent upon the approval of the other Reorganizations. However, the Reorganization of your Fund may not take place, even if approved, if all of the closing conditions of the agreement between SAM and Citizens Advisors, Inc. and the agreement between the Sentinel Funds and Citizens Funds are not met.

Q.	I don’t own very many shares. Why should I bother to vote?

A.

Your vote can make a difference, no matter how many shares you own. If numerous shareholders just like you fail to vote, a Fund may not receive sufficient votes to hold the meeting or approve its Reorganization.

Q.	Who is entitled to vote?

A.

Any person who owned shares of a Citizens Fund on the record date, which was the close of business on the New York Stock Exchange on November 16, 2007, is entitled to vote on the applicable Reorganization - even if that person later sells the shares. You may cast one vote for each share of the applicable Citizens Fund you owned on the record date.

Q.	How can I vote?

A.

Please refer to the enclosed proxy card for information on authorizing a proxy and submitting voting instructions by Internet, telephone or mail. You may also vote by attending the Meeting and completing a ballot.

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CITIZENS CORE GROWTH FUND
CITIZENS EMERGING GROWTH FUND
CITIZENS GLOBAL EQUITY FUND
CITIZENS INCOME FUND
CITIZENS MONEY MARKET FUND
CITIZENS SMALL CAP CORE GROWTH FUND
CITIZENS VALUE FUND,
CITIZENS BALANCED FUND, EACH A SERIES OF
CITIZENS FUNDS

One Harbour Place, Suite 400
Portsmouth, NH 03801
1-800-233-7010

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON FEBRUARY ~~12,~~13, 2008

A Special Meeting of Shareholders (“Meeting”) of the Citizens Core Growth Fund, Citizens Emerging Growth Fund, Citizens Global Equity Fund, Citizens Income Fund, Citizens Money Market Fund, Citizens Small Cap Core Growth Fund, Citizens Value Fund and Citizens Balanced Fund, each a series of Citizens Funds (“Trust”) and sometimes referred to herein collectively as the “Citizens Funds” or individually as a “Citizen Fund,” will be held on February ~~12,~~13, 2008 at the offices of Bingham McCutchen LLP, 150 Federal Street, Boston, Massachusetts 02110, at 10:00 a.m., Eastern Time, for the purpose of considering and voting on the proposal(s) set forth below, each of which deals with the reorganization of a Citizens Fund with and into a corresponding fund that is a series of Sentinel Group Funds, Inc. Each proposal, if approved by the shareholders of the Citizens Fund named in the proposal, would result in the transfer of the assets and liabilities of such Citizens Fund to the Sentinel Fund named in the proposal in exchange for shares of such Sentinel Fund.

The approval of a particular Reorganization is not contingent upon the approval of any other Reorganization. However, whether any Reorganization should be consummated may be reevaluated if less than all of the Reorganizations are approved.

PROPOSAL 1~~(a~~: To approve the reorganization of the Citizens Core Growth Fund with the Sentinel Responsible Investing (SRI) Core Opportunities Fund in accordance with an Agreement and Plan of Reorganization and the transactions it contemplates, as described in the enclosed Proxy Statement/Prospectus.

PROPOSAL ~~1(b~~2: To approve the reorganization of the Citizens Emerging Growth Fund with the Sentinel Responsible Investing (SRI) Emerging Companies Fund in accordance with an Agreement and Plan of Reorganization and the transactions it contemplates, as described in the enclosed Proxy Statement/Prospectus.

PROPOSAL ~~1(c)~~3: To approve the reorganization of the Citizens Global Equity Fund with the Sentinel International Equity Fund in accordance with an Agreement and Plan of Reorganization and the transactions it contemplates, as described in the enclosed Proxy Statement/Prospectus.

PROPOSAL ~~1(d)~~4: To approve the reorganization of the Citizens Income Fund with the Sentinel Government Securities Fund in accordance with an Agreement and Plan of Reorganization and the transactions it contemplates, as described in the enclosed Proxy Statement/Prospectus.

PROPOSAL ~~1(e):~~5 To approve the reorganization of the Citizens Money Market Fund with the Sentinel U.S. Treasury Money Market Fund in accordance with an Agreement and Plan of Reorganization and the transactions it contemplates, as described in the enclosed Proxy Statement/Prospectus.

PROPOSAL ~~1(f)~~6: To approve the reorganization of the Citizens Small Cap Core Growth Fund with the Sentinel Responsible Investing (SRI) Emerging Companies Fund in accordance with an Agreement and Plan of Reorganization and the transactions it contemplates, as described in the enclosed Proxy Statement/Prospectus.

PROPOSAL ~~1(g)~~7: To approve the reorganization of the Citizens Value Fund with the Sentinel Responsible Investing (SRI) Core Opportunities Fund in accordance with an Agreement and Plan of Reorganization and the transactions it contemplates, as described in the enclosed Proxy Statement/Prospectus.

PROPOSAL ~~1(h)~~8: To approve the reorganization of the Citizens Balanced Fund with the Sentinel Balanced Fund in accordance with an Agreement and Plan of Reorganization and the transactions it contemplates, as described in the enclosed Proxy Statement/Prospectus.

PROPOSAL ~~2~~9: The transaction of such other business as may properly come before the Meeting.

The Board recommends that you vote “FOR” all proposals upon which you are being asked to vote.

Shareholders of record of each Citizens Fund, as of the close of business on the New York Stock Exchange on November 16, 2007 are entitled to notice of and to vote at the Meeting, or any adjournment or postponement of the Meeting.

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Your Vote Is Important.

Please Authorize The Proxy By Internet, Mail Or Telephone

Complete, Sign, Date And Return The Proxy Card.
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As a shareholder of a Citizens Fund, you are asked to attend the Meeting either in person or by proxy. We urge you to vote by proxy. The prompt authorization of a proxy will help assure a quorum at the Meeting and avoid additional expenses associated with further solicitation. Authorizing a proxy will not prevent you from voting the shares in person at the Meeting. You may revoke the proxy before it is exercised by submitting to the Secretary of Citizens Funds a written notice of revocation or a subsequently signed proxy card, or by attending the Meeting and voting in person. A prior proxy can also be revoked by authorizing a subsequent proxy by Internet, mail or telephone.

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By Order of Citizens Funds Board of Trustees,

Marcia S. Kovalik
Secretary

Portsmouth, NH
December ~~21,~~28, 2007

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PROXY STATEMENT/PROSPECTUS

     DATED DECEMBER ~~21,~~28, 2007
RELATING TO THE REORGANIZATIONS OF

CITIZENS CORE GROWTH FUND,
A SERIES OF CITIZENS FUNDS
One Harbour Place, Suite 400
Portsmouth, NH 03801
WITH AND INTO
SENTINEL RESPONSIBLE INVESTING (SRI) CORE OPPORTUNITIES FUND,
A SERIES OF SENTINEL GROUP FUNDS, INC.
One National Life Drive
Montpelier, VT 06504

CITIZENS EMERGING GROWTH FUND,
A SERIES OF CITIZENS FUNDS
One Harbour Place, Suite 400
Portsmouth, NH 03801
WITH AND INTO SENTINEL RESPONSIBLE INVESTING (SRI) EMERGING COMPANIES FUND,
A SERIES OF SENTINEL GROUP FUNDS, INC.
One National Life Drive
Montpelier, VT 06504

CITIZENS GLOBAL EQUITY FUND,
A SERIES OF CITIZENS FUNDS
One Harbour Place, Suite 400
Portsmouth, NH 03801
WITH AND INTO
SENTINEL INTERNATIONAL EQUITY FUND,
A SERIES OF SENTINEL GROUP FUNDS, INC.
One National Life Drive
Montpelier, VT 06504

     CITIZENS INCOME FUND,
A SERIES OF CITIZENS FUNDS
One Harbour Place, Suite 400
Portsmouth, NH 03801
WITH AND INTO
SENTINEL GOVERNMENT SECURITIES FUND,
A SERIES OF SENTINEL GROUP FUNDS, INC.
One National Life Drive
Montpelier, VT 06504

CITIZENS MONEY MARKET FUND,
A SERIES OF CITIZENS FUNDS
One Harbour Place, Suite 400
Portsmouth, NH 03801
WITH AND INTO
SENTINEL U.S. TREASURY MONEY MARKET FUND,
A SERIES OF SENTINEL GROUP FUNDS, INC.
One National Life Drive
Montpelier, VT 06504

CITIZENS SMALL CAP CORE GROWTH FUND,
A SERIES OF CITIZENS FUNDS
One Harbour Place, Suite 400
Portsmouth, NH 03801
WITH AND INTO
SENTINEL RESPONSIBLE INVESTING (SRI) EMERGING COMPANIES FUND,
A SERIES OF SENTINEL GROUP FUNDS, INC.
One National Life Drive
Montpelier, VT 06504

CITIZENS VALUE FUND,
A SERIES OF CITIZENS FUNDS
One Harbour Place, Suite 400
Portsmouth, NH 03801.
WITH AND INTO
SENTINEL RESPONSIBLE INVESTING (SRI) CORE OPPORTUNITIES FUND,
A SERIES OF SENTINEL GROUP FUNDS, INC.
One National Life Drive
Montpelier, VT 06504

CITIZENS BALANCED FUND,
A SERIES OF CITIZENS FUNDS
One Harbour Place, Suite 400
Portsmouth, NH 03801
WITH AND INTO
SENTINEL BALANCED FUND,
A SERIES OF SENTINEL GROUP FUNDS, INC.
One National Life Drive
Montpelier, VT 06504

This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees of Citizens Funds, a Massachusetts business trust (“Trust”), on behalf of all of its series (“Citizens Funds”) in connection with the Special Meeting of Shareholders (“Meeting”) to be held on February ~~12,~~13, 2008, at 10:00 a.m., Eastern Time, at the offices of Bingham McCutchen LLP, 150 Federal Street, Boston, Massachusetts 02110, or any adjournment or postponement of the Meeting. At the Meeting, shareholders of each of the Citizens Funds will be asked to consider and approve a proposed reorganization of their respective Fund (each a “Reorganization”), as described in the Agreement and Plan of Reorganization dated November 9, 2007 (“Plan of Reorganization”), between the Trust, on behalf of the Citizens Funds, and Sentinel Group Funds, Inc. (“Corporation”) on behalf of the Sentinel Responsible Investing (SRI) Core Opportunities Fund, Sentinel Responsible Investing (SRI) Emerging Companies Fund, Sentinel Government Securities Fund, Sentinel International Equity Fund, Sentinel U.S. Treasury Money Market Fund and Sentinel Balanced Fund, (collectively, “Sentinel Funds”). The Sentinel Funds and Citizens Funds are sometimes referred to individually as a “Fund” and collectively as the “Funds.” The Corporation’s Board of Directors is referred to as the “Sentinel Board.” The Trust’s Board of Trustees is referred to as the “Citizens Board.” A copy of the Plan of Reorganization is attached as Exhibit A.

Proposal	Shareholders Eligible to Vote

PROPOSAL 1~~(a)~~: To approve the reorganization of the Citizens Core Growth Fund with the Sentinel Responsible Investing (SRI) Core Opportunities Fund in accordance with ~~the~~an Agreement and Plan of Reorganization and the transactions it contemplates, as described in the enclosed Proxy Statement/Prospectus.

~~Record date shareholders~~Holders of the Standard shares of Citizens Core Growth Fund as a class and holders of the Administrative and Institutional shares of the Citizens Core Growth Fund as a class.

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PROPOSAL ~~1(b)~~2: To approve the reorganization of the Citizens Emerging Growth Fund with the Sentinel Responsible Investing (SRI) Emerging Companies Fund in accordance with ~~the~~an Agreement and Plan of Reorganization and the transactions it contemplates, as described in the enclosed Proxy Statement/Prospectus.

~~Record date shareholders~~Holders of the Standard shares of Citizens Emerging Growth Fund as a class. and holders of the Administrative and Institutional shares of the Citizens Emerging Growth Fund as a class

PROPOSAL ~~1(c)~~3: To approve the reorganization of the Citizens Global Equity Fund with the Sentinel International Equity Fund in accordance with ~~the~~an Agreement and Plan of Reorganization and the transactions it contemplates, as described in the enclosed Proxy Statement/Prospectus.

~~Record date shareholders~~Holders of the Standard shares of Citizens Global Equity Fund as a class. and holders of the Administrative and Institutional shares of the Global Equity Fund as a class

PROPOSAL ~~1(d)~~4: To approve the reorganization of the Citizens Income Fund with the Sentinel Government Securities Fund in accordance with ~~the~~an Agreement and Plan of Reorganization and the transactions it contemplates, as described in the enclosed Proxy Statement/Prospectus.

~~Record date shareholders~~Holders of the Citizens Income Fund as a class.

PROPOSAL ~~1(e)~~5: To approve the reorganization of the Citizens Money Market Fund with the Sentinel U.S. Treasury Money Market Fund in accordance with ~~the~~an Agreement and Plan of Reorganization and the transactions it contemplates, as described in the enclosed Proxy Statement/Prospectus.

~~Record date shareholders~~Holders of each of the Standard and Institutional shares of the Citizens Money Market Fund separately as a class.

PROPOSAL ~~1(f)~~6: To approve the reorganization of the Citizens Small Cap Core Growth Fund with the Sentinel Responsible Investing (SRI) Emerging Companies Fund in accordance with ~~the~~an Agreement and Plan of Reorganization and the transactions it contemplates, as described in the enclosed Proxy Statement/Prospectus.

~~Record date shareholders~~Holders of the ~~Citizens~~ Small Cap Core Growth Fund as a class.

PROPOSAL ~~1(g)~~7: To approve the reorganization of the Citizens Value Fund with the Sentinel Responsible Investing (SRI) Core Opportunities Fund in accordance with ~~the~~an Agreement and Plan of Reorganization and the transactions it contemplates, as described in the enclosed Proxy Statement/Prospectus.

~~Record date shareholders~~Holders of each of the Standard and Institutional shares of the Citizens Value Fund separately as a class.

PROPOSAL ~~1(h)~~8: To approve the reorganization of the Citizens Balanced Fund with the Sentinel Balanced Fund in accordance with ~~the~~an Agreement and Plan of Reorganization and the transactions it contemplates, as described in the enclosed Proxy Statement/Prospectus.

~~Record date shareholders~~Holders of the Citizens Balanced Fund as a class.

PROPOSAL ~~2~~9: The transaction of such other business as may properly come before the Meeting.

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The approval of a particular Reorganization is not contingent upon the approval of any other Reorganization. However, whether any Reorganization should be consummated may be reevaluated if less than all of the Reorganizations are approved.

The Plan of Reorganization provides for (i) the transfer of all assets and certain liabilities of each of the Citizens Funds to the corresponding Sentinel Fund, and (ii) the issuance of shares of each of the Sentinel Funds to the corresponding Citizens Fund, which will then distribute such shares to its shareholders in liquidation. ~~Shareholders~~Holders of Standard shares ~~or Administrative shares~~ of a Citizens Fund will receive Class A shares of the corresponding Sentinel Fund~~. Shareholders, except holders of the Administrative shares of the Citizens Core Growth Fund will receive Class I shares of the corresponding Sentinel Fund~~. Holders of Institutional shares or Administrative shares of ~~each~~a Citizens Fund~~, except the Citizens Money Market Fund,~~ will receive Class I shares of the corresponding Sentinel Fund~~. Shareholders~~, except holders of Institutional shares of the Citizens Money Market Fund will receive Class A shares of the corresponding Sentinel Fund.

Each transfer is expected to occur as of 4:00 p.m., Eastern Time (“Effective Time”) on a date soon after the Meeting (“Closing Date”). The Sentinel Responsible Investing (SRI) Core Opportunities Fund and Sentinel Responsible Investing (SRI) Emerging Companies Fund will be new series of the Corporation and are not expected to have any operations until the Closing Date.

On the day of the Reorganization, the net asset value of the Citizens Funds’ shares will be determined in accordance with the procedures described in the corresponding Sentinel Funds’ Prospectus and Statement of Additional Information, and in accordance with the Sentinel Funds’ valuation procedures. While the valuation procedures and pricing services used by the Citizens Funds are comparable in many respects to those used by the Sentinel Funds, differences may result in individual securities having different values at the valuation time than were used to calculate the net asset value of an applicable Citizens Fund prior to such time. As a result, the dollar value of a Citizens Fund’s shareholder’s investment may be different after the applicable Reorganization than it was before. Because the fixed-income securities held by the Citizens Funds are typically priced at the bid price and the fixed-income securities of the Sentinel Funds are typically priced at the mean of the bid and the ask prices, the net asset value of the Citizens Income Fund is expected to be positively impacted at the time of the Reorganization, although it is possible this could not occur. In addition, the Citizens Funds and the Sentinel Funds use different vendors, but similar methodologies, to assist in the fair value pricing of foreign securities held by the Funds, which may positively or adversely impact the net asset value of the Citizens Global Equity Fund at the time of the Reorganization, although it is possible the differences will have no impact.

Immediately after the transfer of each Citizens Fund’s assets and liabilities, each holder of shares in a Citizens Fund, as of the Effective Time of the applicable Reorganization, will receive a number of shares of the Class indicated above of the corresponding Sentinel Fund, with the aggregate net asset value (“NAV”) equal to the NAV of the shares held in the applicable Citizens Fund as of the Effective Time.

Each of the Citizens Funds is a series of the Trust. Each of the Sentinel Funds is or will be a series of the Corporation. Each of the Trust and the Corporation is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). Currently, each Sentinel Fund is advised by Sentinel Asset Management, Inc. (“SAM”). Sentinel Financial Services Company (“SFSC”) is the principal underwriter and Sentinel Administrative Services, Inc. (“SASI”) is the transfer agent and administrator for each Sentinel Fund. Currently, each Citizens Fund is advised and administered by Citizens Advisers, Inc. (“Citizens”). Citizens Securities, Inc. (“Citizens Securities”) is the principal underwriter and Citi Fund Services of Ohio (“Citi”) is the transfer agent of each Citizens Fund. The Citizens Income Fund is sub-advised by Dwight Asset Management Company (“Dwight”).

This Proxy Statement/Prospectus sets forth the information that a shareholder of each Citizens Fund should know before voting on the applicable Reorganization, and it should be retained for future reference. Certain additional relevant documents listed below, which have been filed with the Securities and Exchange Commission (“SEC”), are incorporated in whole or in part by reference. A Statement of Additional Information dated December ~~21,~~28, 2007, relating to this Proxy Statement/Prospectus and the Reorganization, which includes certain financial information about the Funds, has been filed with the SEC and is incorporated by reference in its entirety into this Proxy Statement/Prospectus. A copy of such Statement of Additional Information is available upon request and without charge by writing to the Sentinel Funds at One National Life Drive, Montpelier, VT 05604 or by calling toll-free 1-800-282-3863.

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For a more detailed discussion of the investment objectives, policies, risks, and restrictions, and investment limitations, of the Citizens Funds, see the Prospectus dated October 29, 2007 and Statement of Additional Information dated October 29, 2007, as they may be amended and/or supplemented, which have been filed with the SEC and which are incorporated by reference into this Proxy Statement/Prospectus. Further information about the Citizens Funds’ performance is contained in their Annual Report for their fiscal year ended June 30, 2007, which is incorporated by reference herein. Copies of the Citizens Funds’ Prospectus and Statement of Additional Information, and Annual and Semi-Annual Reports, are available upon request and without charge by calling 1-800-223-7010 or visiting www.citizensfunds.com.

For a more detailed discussion of the investment objectives, policies, risks, and restrictions of the Sentinel Funds, other than the Sentinel Responsible Investing (SRI) Core Opportunities and Responsible Investing (SRI) Emerging Companies Funds, see the Prospectuses and Statement of Additional Information dated March 30, 2007, as they may be amended and/or supplemented, and which have been filed with the SEC. For the Sentinel Responsible Investing (SRI) Core Opportunities and Responsible Investing (SRI) Emerging Companies Funds, see the preliminary Prospectuses and Statement of Additional Information ~~dated ____________2008,~~, as they may be amended and/or supplemented, ~~and~~ which ~~have been~~were filed with the SEC~~.~~ on November 13, 2007. The ~~Statements~~Statement of Additional Information dated March 30, ~~2007 and _________, 2008,~~2007, as ~~they~~it may be amended and/or supplemented, ~~are~~is incorporated by reference into this Proxy Statement/Prospectus. Copies of the Sentinel Funds’ Prospectuses and Statements of Additional Information are available upon request and without charge by writing to the Sentinel Funds at One National Life Drive, Montpelier, VT 05604, by calling toll-free 1-800-282-3863 or by visiting www.sentinelinvestments.com.

This Proxy Statement/Prospectus is expected to be sent to shareholders on or about ~~December 27, 2007.~~ January 2, 2008.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROXY STATEMENT/PROSPECTUS AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

     THE SHARES OFFERED BY THIS PROXY STATEMENT/PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THESE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

5

i

GENERAL INFORMATION	68
VOTING RIGHTS AND REQUIRED VOTE	68
RECORD DATE AND OUTSTANDING SHARES	68
SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT	69
OTHER BUSINESS AND DISCRETION OF NAMED PROXIES	75
SHAREHOLDER INQUIRIES	75
ANNEX A: SUMMARY OF INVESTMENT LIMITATIONS	Annex-1
EXHIBIT A – Agreement and Plan of Reorganization	A-1
EXHIBIT B –Additional Information About the Sentinel Balanced, Government Securities, International Equity and U.S. Treasury Money Market Funds	B-1

ii

SYNOPSIS

This Synopsis is designed to allow you to compare the current fees, investment objectives, policies and restrictions, investment limitations, and distribution, purchase, exchange and redemption procedures of the Citizens Funds with those of the Sentinel Funds. It is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, or incorporated by reference into this Proxy Statement/Prospectus. This Synopsis is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus, or incorporated by reference into this Proxy Statement/Prospectus. A copy of the Plan of Reorganization is attached to this Proxy Statement/Prospectus as Exhibit A. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information about each Fund, please read the Fund’s Prospectus and Statement of Additional Information, as they may be amended and/or supplemented. ~~Since~~Because the Sentinel Responsible Investing (SRI) Core Opportunities Fund and Sentinel Responsible Investing (SRI) Emerging Companies Fund are newly-organized, their Prospectuses and Statement of Additional Information are not yet effective.

INTRODUCTION

Agreement Between Citizens and SAM. Citizens entered into an Agreement with SAM dated ~~[ ]~~November 9, 2007 (“Purchase Agreement”) regarding the sale by Citizens to SAM of certain assets relating to Citizens’ business of providing investment advisory and investment management services to the Citizens Funds, the payment of transaction expenses, and related matters. The sale of such assets, and certain other obligations of the parties, is contingent upon shareholder approval of the Reorganizations, among other things. If not all the Reorganizations are approved, Citizens and SAM may reevaluate whether they will consummate the Purchase Agreement. Assuming shareholder approval is obtained, and the other conditions in the Purchase Agreement and the Plan of Reorganization are met, shareholders of each Citizens Fund will become shareholders of a corresponding Sentinel Fund. If this occurs, Citizens is expected to receive compensation under the Purchase Agreement.

Under the Purchase Agreement, SAM has agreed, ~~for the minimum time periods specified in Section 15(f) of the 1940 Act and~~ subject to compliance with its fiduciary duties, to use commercially reasonable efforts to cause the Sentinel Board to take (or refrain from taking, as the case may be) such actions as are necessary to ensure that: (i) for a period of three years after the Reorganizations at least 75% of the Sentinel Board are not “interested persons” (as that term is defined in the 1940 Act) of SAM or any interested person; (ii) no “unfair burden” (as that term is defined in Section 15(f)(2)(B) of the 1940 Act) is imposed as a result of each Reorganization; and (iii) for a period of three years after the Reorganization each vacancy on the Sentinel Board is filled by a person who is not an interested person of SAM so as to comply with Section 15(f) of the 1940 Act and has been selected and proposed for election by a majority of the Board who are not interested persons. SAM may elect, in lieu of the covenants set forth in the preceding sentence, to apply for and obtain an exemptive order under Section 6(c) of the 1940 Act from the provisions of Section 15(f)(1)(A) of the 1940 Act.

THE REORGANIZATIONS

Background. Pursuant to the Plan of Reorganization (attached as Exhibit A), each Citizens Fund will transfer its assets and liabilities to the corresponding Sentinel Fund in exchange for shares of such Sentinel Fund. Holders of Standard ~~and Administrative~~ shares of ~~each~~a Citizens Fund will receive Class A shares of the corresponding Sentinel Fund~~, except that holders of Administrative shares of the Citizens Core Growth Fund will receive Class I shares of the Sentinel Responsible Investing (SRI) Core Opportunities Fund.~~. Holders of Institutional shares or Administrative shares of ~~each~~a Citizens Fund~~, except the Citizens Money Market Fund,~~ will receive Class I shares of the corresponding Sentinel Fund~~. Holders~~, except holders of Institutional shares of the Citizens Money Market Fund will receive Class A shares of the Sentinel U.S. Treasury Money Market Fund. The result of each Reorganization is that shareholders of each Citizens Fund will become shareholders of the corresponding Sentinel Fund. Two of the Sentinel Funds, Sentinel Responsible Investing (SRI) Core Opportunities Fund and Sentinel Responsible Investing (SRI) Emerging Companies Fund, are newly created and will have no assets or operations prior to the Reorganization.

Tax Consequences. Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization. As a condition to the closing of each Reorganization, each Citizens Fund and the corresponding Sentinel Fund will receive a tax opinion of Sidley Austin LLP to the effect that the Reorganization will so qualify.

If a Reorganization so qualifies, shareholders of a Citizens Fund will not recognize gain or loss for U.S. federal income tax purposes on the exchange of their shares of the applicable Citizens Funds for shares of the corresponding Sentinel Fund in that Reorganization. However, each Citizens Fund will declare a dividend and distribute ordinary income and realized capital gains, if any, just prior to its Reorganization, which may affect the amount, timing or character of taxable income for that Citizens Fund’s shareholders. In addition, each of the Citizens Income, Money Market and ~~Small Cap Core Growth~~Global Equity Funds is expected to be required to sell any holdings that are inconsistent with the investment strategies and policies of the corresponding Sentinel Fund (or, with respect to the Citizens Money Market Fund, to replace maturing securities with U.S. Treasury securities), which may result in ~~a taxable gain or loss to the Fund~~capital gains or losses that would affect the amount distributed as income to shareholders. Shareholders of the Citizens Funds should consult their tax advisors regarding the effect, if any, of the applicable Reorganization in light of their individual circumstances. Moreover, because the foregoing discussion only relates to the U.S. federal income tax consequences of each Reorganization, those shareholders also should consult their tax advisors about foreign, state and local tax consequences, if any, of the applicable Reorganization. For more information with respect to the tax consequences of the Reorganizations, see “Federal Income Taxes” below.

Risk Factors. The principal investment risks of each Citizens Fund and the corresponding Sentinel Fund are substantially similar. The primary differences in the principle risks to which the Funds are subject are:

  the Citizens Core Growth Fund is primarily subject to portfolio turnover risks, while the Sentinel Responsible Investing (SRI) Core Opportunities Fund is not, the Sentinel Responsible Investing (SRI) Core Opportunities Fund is principally subject to a blend, rather than the growth investment style risk to which the Citizens Core Growth Fund is subject and the Sentinel Responsible Investing (SRI) Core Opportunities Fund is primarily subject to securities lending risks, while the Citizens Core Growth Fund is not;

  the Citizens Emerging Growth Fund is primarily subject to initial public offering risks while the Sentinel Responsible Investing (SRI) Emerging Companies Fund is not and the Sentinel Responsible Investing (SRI) Emerging Companies Fund is principally subject to securities lending risk, while the Citizens Emerging Growth Fund is not;

  the Citizens Global Equity Fund is primarily subject to small- and medium-sized company and portfolio turnover risks while the Sentinel International Equity Fund is not and the Sentinel International Equity Fund is principally subject to securities lending risks while the Citizens Global Equity Fund is not;

  the Citizens Income Fund is primarily subject to temporary defensive position risks, while the Sentinel Government Securities Fund is not and the Sentinel Government Securities Fund is principally subject to government securities, dollar rolls and securities lending risks while the Citizens Income Fund is not;

  the Sentinel U.S. Treasury Money Market Fund is primarily subject to government securities and securities lending risks while the Citizens Money Market Fund is not;

  the Citizens Small Cap Core Growth Fund is primarily subject to initial public offering risks while the Sentinel Responsible Investing (SRI) Emerging Companies Fund is not and the Sentinel Responsible Investing (SRI) Emerging Companies Fund is principally subject to securities lending risks, while the Citizens Small Cap Core Growth Fund is not;

  the Citizens Value Fund is primarily subject to small- and medium-sized company and portfolio turnover risks, while the Sentinel Responsible Investing (SRI) Core Opportunities Fund is not and the Sentinel Responsible Investing (SRI) Core Opportunities Fund is principally subject to securities lending risks, while the Citizens Value Fund is not; and

  the Citizens Balanced Fund is primarily subject to small- and medium-sized company risks, while the Sentinel Balanced Fund is not and the Sentinel Balanced Fund is principally subject to government securities, dollar rolls, and securities lending risks, while the Citizens Balanced Fund is not.

For more information with respect to the Citizens Funds’ and Sentinel Funds’ risk factors, see “Comparison of Principal Investment Risks” below.

Expenses. The pro forma net expense ratios for each Sentinel Fund is projected to be less than the current expense ratio of the corresponding Citizens Fund, except for the ~~Administrative shares of the Citizens Core Growth Fund and~~ Institutional shares of the Citizens Money Market Fund, as described in more detail under “Fees and Expenses” below.

CITIZENS BOARD RECOMMENDATION

The Citizens Board, including the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (“Independent Trustees”), has concluded that each Reorganization is advisable and in the best interests of the applicable Citizens Fund and its shareholders, and that the interests of existing shareholders in each Fund would not be diluted as a result of the transactions contemplated by each Reorganization.

THE CITIZENS BOARD RECOMMENDS THAT YOU VOTE FOR THE REORGANIZATION OF YOUR FUND.

THE FUNDS

Each of the Citizens Funds is a series of the Trust, which was organized as a Massachusetts business trust on November 18, 1982. Each of the Sentinel Funds is or will be a series of the Corporation, which was originally organized as a Delaware corporation on December 5, 1933 and was reorganized as a Maryland corporation on February 28, 1973. Each of the Trust and the Corporation is an open-end, management investment company that offers redeemable shares in different classes and/or series. The Citizens Core Growth, Emerging Growth and Global Equity Funds offer Standard, Administrative and Institutional shares. The Citizens Value and Money Market Funds offer Standard and Institutional shares. The Citizens Balanced, Income and Small Cap Core Growth Funds offer Standard shares. The Sentinel International Equity Fund offers Class A, Class B, Class C and Class I shares. The Sentinel U. S. Treasury Money Market Fund offers Class A and Class B shares. The Sentinel Government Securities Fund offers, and the Sentinel Responsible Investing (SRI) Core Opportunities and Responsible Investing (SRI) Emerging Companies Funds will offer, Class A, Class C and Class I shares. The Sentinel Balanced Fund offers Class A, Class B, Class C, Class D and Class I shares. See “More Information About the Funds” below.

FEES AND EXPENSES

The Funds, like all mutual funds, incur certain expenses in their operations, and, as an investor, you may pay fees and expenses to buy and hold shares of a Fund. You may pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly because they are deducted from Fund assets. These expenses may include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison, distribution services and other activities.

The following tables allow you to compare the shareholder fees and annual fund operating expenses as a percentage of the aggregate daily net assets of each Fund that you may pay for buying and holding shares of a Fund. The pro forma line items show expenses of each Sentinel Fund as if the applicable Reorganization had occurred on the first day of the fiscal year ended November 30, 2006. The Annual Fund Operating Expenses table and Example table shown below are based on actual expenses incurred during each Fund’s fiscal period ended November 30, 2006, for the Sentinel Funds and June 30, 2007, for the Citizens Funds. Please keep in mind that, as a result of changing market conditions, total asset levels, and other factors, expenses at any time during the current fiscal year may be significantly different from those shown.

Shareholder Fees

Maximum Sales Charge
Institutional Class/
Fund	Class A1	Standard	Administrative	Class I	Redemption Fee[2]
Citizens Funds	N/A	None	None	None	2% on Citizens Global Equity Fund shares held less than 60 days
Sentinel Responsible Investing (SRI) Emerging Companies, International Equity, Responsible Investing (SRI) Core Opportunities, and Balanced Funds	5.00%[3]	N/A	N/A	None	1.00% on shares held for 15 calendar days or less, except 2% on shares of the Sentinel International Equity Fund held 30 calendar days or less
Sentinel Government Securities Fund	4.00%[3]	N/A	N/A	None	1.00% on shares held for 15 calendar days or less
Sentinel U.S. Treasury Money Market Fund	None	N/A	N/A	N/A	1.00% on shares held for 15 calendar days or less

Annual Fund Operating Expenses

				Acquired	Total		Net
				Fund Fees	Annual	Contractual	Annual
	Management	12b-1	Other	&	Operating	Waivers or	Operating
Fund	Fee	Fee	Expenses	Expenses	Expenses	Reimbursements	Expenses
Citizens Core Growth
Standard	0.50%	0.25%	0.77%[5]		1.52%	-	1.52%
Administrative	0.50%	0.25%	0.35%[5]		1.10%	-	1.10%
Institutional	0.50%	None	0.29%[5]		0.79%	-	0.79%

Citizens Value
Standard	0.70%	0.25%	0.66%[5]		1.61%[11]	0.32%	1.29%
Institutional	0.70%	None	0.44%[5]		1.14%[11]	0.24%	0.90%

Pro Forma – Assuming only the Citizens Core Growth Fund Reorganization
~~Pro forma –~~ Sentinel
Responsible Investing (SRI)
Core Opportunities
Class A	~~0.70%[7]~~	~~0.30%~~	~~0.16%[8]~~	~~-~~	~~1.16%~~	~~-~~	~~1.16%~~
~~Class I~~ Fund	~~0.70%[7]~~	~~None~~	~~0.11%[8]~~	~~-~~	~~0.81%~~	~~0.02%~~	~~0.79%[9]~~
Class A	0.70%[7]	0.30%	0.19%[8]	-	1.19%	-	1.19%
Class I	0.70%[7]	None	0.11%[8]	-	0.81%	0.02%	0.79%[9]

Pro Forma – Assuming only the Citizens Value Fund Reorganization
Sentinel Responsible Investing
(SRI) Core Opportunities
Class A	0.70%[7]	0.30%	0.24%[8]	-	1.24%	-	1.24%
Class I	0.70%[7]	None	0.13%[8]	-	0.83%	0.04%	0.79%[9]

Pro Forma – Assuming both the Citizens Core Growth Fund and Citizens Value Fund Reorganizations

				Acquired	Total		Net
				Fund Fees	Annual	Contractual	Annual
	Management	12b-1	Other	&	Operating	Waivers or	Operating
Fund	Fee	Fee	Expenses	Expenses	Expenses	Reimbursements	Expenses
Sentinel Responsible Investing
(SRI) Core Opportunities Fund
Class A	0.70%[7]	0.30%	0.16%[8]	-	1.16%	-	1.16%
Class I	0.70%[7]	None	0.11%[8]	-	0.81%	0.02%	0.79%[9]

Citizens Emerging Growth
Standard	1.00%	0.25%	0.63%[5]		1.88%	-	1.88%
Administrative	1.00%	0.25%	0.32%[5]		1.57%	-	1.57%
Institutional	1.00%	None	0.38%[5]		1.38%	-	1.38%

Citizens Small Cap Core Growth
Standard	0.50%	0.25%	0.67%[5]		1.42%	-	1.42%

Pro Forma – Assuming only the Citizens Emerging Growth Fund Reorganization
~~Pro forma –~~ Sentinel
Responsible Investing (SRI)
Emerging Companies						~~-~~
 ~~Class A~~	~~0.70%[7]~~	~~0.30%~~	~~0.25%[8]~~	~~-~~	~~1.25%~~	~~-~~	~~1.25%~~
 ~~Class I~~	~~0.70%[7]~~	~~None~~	~~0.16%[8]~~	~~-~~	~~0.86%~~	~~-~~	~~0.86%~~
Class A	0.70%[7]	0.30%	0.27%[8]	-	1.27%	-	1.27%
Class I	0.70%[7]	None	0.16%[8]	-	0.86%	-	0.86%

Pro Forma – Assuming only the Citizens Small Cap Core Growth Fund Reorganization
Sentinel Responsible Investing
(SRI) Emerging Companies
Class A	0.70%[7]	0.30%	0.32%[8]	-	1.32%	-	1.32%

Pro Forma – Assuming both the Citizens Emerging Growth Fund and Citizens Small Cap Core Growth Fund Reorganizations
Sentinel Responsible Investing
(SRI) Emerging Companies
Class A	0.70%[7]	0.30%	0.25%[8]	-	1.25%	-	1.25%
Class I	0.70%[7]	None	0.16%[8]	-	0.86%	-	0.86%

Citizens Global Equity
Standard	1.00%	0.25%	0.73%[5]		1.98%	-	1.98%
Administrative	1.00%	0.25%	0.46%[5]		1.71%	-	1.71%
Institutional	1.00%	None	0.39%[5]		1.39%	-	1.39%

Sentinel International Equity[4]
Class A	0.70%[7]	0.30%	0.39%	-	1.39%	-	1.39%
Class I	0.70%[7]	None	0.16%[8]	-	0.86%	-	0.86%

Pro forma – Sentinel
International Equity
 ~~Class A~~	~~0.70%[7]~~	~~0.30%~~	~~0.35%~~	~~-~~	~~1.35%~~	~~-~~	~~1.35%~~
 ~~Class I~~	~~0.70%[7]~~	~~None~~	~~0.16%[8]~~	~~-~~	~~0.86%~~	~~-~~	~~0.86%~~
Class A	0.70%[7]	0.30%	0.35%	-	1.35%	-	1.35%
Class I	0.70%[7]	None	0.16%[8]	-	0.86%	-	0.86%

Citizens Income
Standard	0.65%	0.25%	0.58%[5]	-	1.48%	-	1.48%

				Acquired	Total		Net
				Fund Fees	Annual	Contractual	Annual
	Management	12b-1	Other	&	Operating	Waivers or	Operating
Fund	Fee	Fee	Expenses	Expenses	Expenses	Reimbursements	Expenses
Sentinel Government Securities
Class A	0.51%[7]	0.20%	0.28%	-	0.99%	-	0.99%

Pro forma – Sentinel
Government Securities
Class A	0.51%[7]	0.20%	0.26%	-	0.96%		0.96%

Citizens Money Market
Standard	0.35%	None	0.60%[5]		0.95%	-	0.95%
Institutional	0.35%	None	0.34%[5]		0.69%	-	0.69%

Sentinel U.S. Treasury Money
Market
Class A	0.40%[7]	None	0.43%	0.02%[10]	0.85%	-	0.85%

Pro forma – Sentinel U.S.
Treasury Money Market
~~Class A~~	~~0.40%[7]~~	~~None~~	~~0.36%~~	~~0.02%[10]~~	~~0.78%~~	~~-~~	~~0.78%~~
Class A	0.40%[7]	None	0.36%	0.02%[10]	0.78%	-	0.78%

~~Citizens Small Cap Core Growth~~
 ~~Standard~~	~~0.50%~~	~~0.25%~~	~~0.67%[5]~~		~~1.42%~~	~~-~~	~~1.42%~~
~~Pro forma – Sentinel~~
~~Responsible Investing (SRI)~~
~~Emerging Companies~~
 ~~Class A~~	~~0.70%[7]~~	~~0.30%~~	~~0.25%[8]~~	~~-~~	~~1.25%~~	~~-~~	~~1.25%~~

~~Citizens Value~~
 ~~Standard~~	~~0.70%~~	~~0.25%~~	~~0.66%[5]~~		~~1.61%[11]~~	~~0.32%~~	~~1.29%~~
 ~~Institutional~~	~~0.70%~~	~~None~~	~~0.44%[5]~~		~~1.14%[11]~~	~~0.24%~~	~~0.90%~~
~~Pro forma – Sentinel~~
~~Responsible Investing (SRI)~~
~~Core Opportunities~~
 ~~Class A~~	~~0.70%[7]~~	~~0.30%~~	~~0.16%[8]~~	~~-~~	~~1.16%~~	~~-~~	~~1.16%~~
 ~~Class I~~	~~0.70%[7]~~	~~None~~	~~0.11%[8]~~	~~-~~	~~0.81%~~	~~0.02%~~	~~0.79%[9]~~

Citizens Balanced
Standard	0.65%	0.25%	0.86%[5]		1.76%[6]	-	1.76%

Sentinel Balanced[4]
Class A	0.54%[7]	0.30%	0.27%	-	1.11%	-	1.11%

Pro forma – Sentinel Balanced
Class A	0.54%[7]	0.30%	0.27%	-	1.11%	-	1.11%

Examples

These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in each Fund for the time periods indicated, that you pay the maximum sales charge that applies to a particular class, that the Fund’s operating expenses remain the same, and that the investment has a 5% return each year. This assumption is not meant to indicate that you will receive a 5% annual rate of return. The annual return may be more or less than the 5% used in these examples.

Although the actual costs may be higher or lower, based on these assumptions the costs would be as shown below.

Note that the pro forma amounts shown do not reflect the waivers or reimbursements.

Fund	1 year	3 years	5 years	10 years
Citizens Core Growth
Standard	$155	$480	$829	$1,813
Administrative	$112	$350	$606	$1,340
Institutional	$81	$252	$439	$978

Citizens Value
Standard	$164	$508	$876	$1,911
Institutional	$116	$362	$628	$1,386

Pro Forma – Assuming only the Citizens Core Growth Fund Reorganization
 ~~Pro Forma -~~ Sentinel
Responsible Investing (SRI)
Core Opportunities
Class A	~~$612~~	~~$850~~	~~$1,106~~	~~$1,839~~
Class I	~~$83~~	~~$259~~	~~$450~~	~~$1,002~~
Assuming only the Standard shares Reorganize into Class A shares
Class A	$615	$859	$1,122	$1,871
Class I	$83	$259	$450	$1,002

Pro Forma – Assuming only the Citizens Value Fund Reorganization
Sentinel Responsible Investing
(SRI) Core Opportunities
Class A	$620	$874	$1,147	$1,925
Class I	$85	$265	$460	$1,025

Pro Forma – Assuming both the Citizens Core Growth Fund and Citizens Value Fund Reorganizations
Sentinel Responsible Investing
(SRI) Core Opportunities
Class A	$612	$850	$1,106	$1,839
Class I	$83	$259	$450	$1,002

Citizens Emerging Growth
Standard	$191	$591	$1,016	$2,201
Administrative	$160	$496	$855	$1,867
Institutional	$140	$437	$755	$1,657

Citizens Small Cap Core Growth
Standard	$145	$449	$776	$1,702

Pro Forma – Assuming only the Citizens Emerging Growth Fund Reorganization
 ~~Pro Forma -~~ Sentinel
Responsible Investing (SRI)
Emerging Companies
 ~~Class A~~	~~$621~~	~~$877~~	~~$1,152~~	~~$1,936~~
 ~~Class I~~	~~$88~~	~~$274~~	~~$477~~	~~$1,061~~
Class A	$623	$883	$1,162	$1,957
Class I	$88	$274	$477	$1,061

Pro Forma – Assuming only the Citizens Small Cap Core Growth Fund Reorganization
Sentinel Responsible Investing
(SRI) Emerging Companies
Class A	$628	$897	$1,187	$2,011

Fund	1 year	3 years	5 years	10 years
Pro Forma – Assuming both the Citizens Emerging Growth and Citizens Small Cap Core Growth Fund
Reorganizations
Sentinel Responsible Investing
(SRI) Emerging Companies
Class A	$621	$877	$1,152	$1,936
Class I	$88	$274	$477	$1,061

Citizens Global Equity
Standard	$201	$621	$1,068	$2,306
Administrative	$174	$539	$929	$2,019
Institutional	$142	$440	$761	$1,669

Sentinel International Equity
Class A	$634	$918	$1,222	$2,085
Class I	$88	$274	$477	$1,061

Pro forma – Sentinel
International Equity
~~Class A~~	~~$631~~	~~$906~~	~~$1,202~~	~~$2,043~~
 ~~Class I~~	~~$88~~	~~$274~~	~~$477~~	~~$1,061~~
Class A	$631	$906	$1,202	$2,043
Class I	$88	$274	$477	$1,061

Citizens Income
Standard	$151	$468	$808	$1,768

Sentinel Government Securities
Class A	$497	$703	$925	$1,564

Pro forma – Sentinel
Government Securities
Class A	$494	$694	$910	$1,531

Citizens Money Market
Standard	$97	$303	$525	$1,166
Institutional	$70	$221	$384	$859

Sentinel U.S. Treasury Money
Market
Class A	$85	$265	$460	$1,025

Pro forma – Sentinel U.S.
Treasury Money Market
 ~~Class A~~	~~$80~~	~~$249~~	~~$433~~	~~$966~~
Class A	$80	$249	$433	$966
~~Citizens Small Cap Core Growth~~
 ~~Standard~~	~~$145~~	~~$449~~	~~$776~~	~~$1,702~~
~~Pro forma – Sentinel Responsible~~
~~Investing (SRI) Emerging Companies~~
 ~~Class A~~	~~$621~~	~~$877~~	~~$1,152~~	~~$1,936~~

~~Citizens Value~~	~~$164~~	~~$508~~	~~$876~~	~~$1,911~~
 ~~Standard~~	~~$116~~	~~$362~~	~~$628~~	~~$1,386~~

Fund	1 year	3 years	5 years	10 years
 ~~Institutional~~
~~Pro forma – Sentinel Responsible~~
~~Investing (SRI) Core Opportunities~~
 ~~Class A~~	~~$612~~	~~$850~~	~~$1,106~~	~~$1,839~~
 ~~Class I~~	~~$83~~	~~$259~~	~~$450~~	~~$1,002~~

Citizens Balanced
Standard	$179	$554	$954	$2,073

Sentinel Balanced
Class A	$608	$835	$1,081	$1,784

Pro forma – Sentinel Balanced
Class A	$608	$835	$1,081	$1,784

1This sales charge varies depending upon how much investors invest.
2If investors redeem by wire transfer, the Sentinel Funds may assess a wire charge of $20.00.
3In addition, investors pay a deferred sales charge of 1% on certain redemptions of Class A shares made within eighteen months of purchase if investors bought them without an initial sales charge as part of an investment of $1,000,000 or more.
4Management Fees and Total Annual Operating Expenses have been restated.
5Other expenses for the Citizens Funds include administrative and shareholder service fees. For all fund classes except the Citizens Core Growth Fund, Standard shares, the shareholder service fee is based on the number of accounts. For the Citizens Core Growth Fund, Standard shares, the fee is a percentage of annual net assets, and will be 0.25% for the current fiscal year and may be as high as 0.35% thereafter.
6Citizens voluntarily has agreed to limit fees and expenses so that the total annual operating expenses would not exceed 1.30%. Citizens may terminate this waiver at any time.
7The Sentinel Balanced Fund pays an advisory fee at a rate of 0.55% per annum on the first $200 million of the Fund’s average daily net assets; 0.50% per annum on the next $200 million of such assets; 0.45% per annum on the next $600 million of such assets; 0.40% per annum on the next $1 billion of such assets and $ 0.35% per annum on such assets over $2 billion. The Sentinel International Equity Fund, Sentinel Responsible Investing (SRI) Core Opportunities Fund, and Sentinel Responsible Investing (SRI) Emerging Companies Fund each pay an advisory fee at the rate of 0.70% per annum on the first $500 million of its average daily net assets; 0.65% per annum on the next $300 million of such assets; 0.60% per annum on the next $200 million of such assets; 0.50% per annum on the next $1 billion of such assets; and 0.40% of such assets over $2 billion. The Sentinel Government Securities Fund pays an advisory fee at the rate of 0.55% per annum on the first $200 million of the aggregate average daily net assets of the Sentinel Government Securities and the Sentinel Short Maturity Government Funds; 0.50% per annum on the next $200 million of such assets; 0.45% per annum on the next $600 million of such assets; 0.40% per annum on the next $1 billion of such assets and $ 0.35% per annum on such assets over $2 billion. The Sentinel U.S. Treasury Money Market Fund pays an advisory fee at the rate of 0.40% per annum on the first $300 million of the Fund’s average daily net assets and 0.35% per annum on such assets over $300 million.
8Expenses have been estimated for the current fiscal year.
9SAM has contractually agreed to limit annual operating expenses of the Sentinel Responsible Investing (SRI) Core Opportunities Fund’s Class I shares to 0.79% for a period of one year beginning on the date of the Reorganization.
10Total Annual Operating Expenses for the Sentinel U.S. Treasury Money Market Fund do not correlate to the ratio of expenses to average net assets that is shown in the Financial Highlights table of its Prospectus dated March 30, 2007 or its most recent Annual Report, which reflects operating expenses only and does not include Acquired Fund Fees and Expenses.
11Citizens has contractually agreed to limit certain ordinary fees and expenses of the Citizens Value Fund subject to possible future reimbursement in the event that such fees and expenses are less than the operating expense limit agreed to by Citizens. Citizens is entitled to recoup from the fund only those expense reimbursements and other payments remitted by Citizens for expenses incurred during the previous three years. The contractual agreement to limit fees and expenses will continue through at least June 30, 2008. SAM will not continue this contractual arrangement nor will SAM be entitled to recoup the expense reimbursements made by Citizens.

INVESTMENT ADVISORS, SUB-ADVISORS AND PORTFOLIO MANAGERS

Citizens Funds. Citizens is the investment advisor to each of the Citizens Funds and is registered as an investment advisor under the Investment Advisers Act of 1940 (“Advisers Act”). Its principal business address is One Harbour Place, Suite 400, Portsmouth, NH 03801.

Citizens makes investment decisions for each of the Citizens Funds, other than the Citizens Income Fund, and continuously reviews, supervises and administers the Citizens Funds’ respective investment programs. Citizens has engaged Dwight Asset Management (“Dwight”) as a subadviser to handle the day-to-day management of the Citizens Income Fund. Citizens oversees Dwight for the Citizens Income Fund to ensure compliance with that Fund’s investment policies and guidelines, and monitors Dwight’s adherence to its investment style. Dwight is registered as an investment advisor under the Advisers Act. Its principal business address is 100 Bank Street, Suite 800, Burlington, VT 05401. The Citizens Board supervises Citizens and Dwight and establishes policies that Citizens and Dwight must follow in their management activities.

For the fiscal year ended June 30, 2007, Citizens received advisory and administrative fees (after reimbursements and/or waivers) as a percentage of average daily net assets of: Citizens Core Growth Fund 0.65%, Citizens Emerging Growth Fund 1.15%, Citizens Global Equity Fund 1.15%, Citizens Income Fund 0.80%, Citizens Money Market Fund 0.50%, Citizens Small Cap Core Growth Fund 0.65%, Citizens Value Fund 0.54%, Citizens Balanced Fund 0.26%. A discussion regarding the basis for the Board of Trustees approving the Citizens Funds’ investment advisory contract is available in the Funds’ Annual Report for the fiscal year ended June 30, 2007.

The following are the Citizens Funds’ portfolio managers:

Michael Cazayoux has managed the Citizens Income Fund since August 2005. Mr. Cazayoux has been Senior Vice President for Dwight since 2002. From 1988 to 2002, Mr. Cazayoux was Senior Corporate Bond Manager for Metlife.

Sophia Collier has managed each of the Citizens Balanced Fund and Citizens Core Growth Fund from its inception to June 2004 and since January 2007 and the Citizens Value Fund since August 2003. Ms. Collier has been the Principal Owner and Chair of Citizens since 1991. From 1991 to 1998 and since 2002, Ms. Collier has been President of Citizens, Citizens Securities and the Trust.

J. Michael Gallipo has managed the Citizens Emerging Growth Fund and Citizens Small Cap Core Growth Fund since February 2005. Mr. Gallipo has been a Vice President and Portfolio Manager for Citizens since 2005. From 2001 to 2005, Mr. Gallipo was Vice President, Portfolio Manager and Co-Head Institutional Strategy for TD Banknorth Wealth Management. From 1999 to 2001, Mr. Gallipo was Vice President and Portfolio Manager for Monument Funds Group. Mr. Gallipo holds the Chartered Financial Analyst designation.

David T. Kilborn has managed the Citizens Income Fund since August 2005. Mr. Kilborn has been the Managing Director and Head of Fixed Income for Dwight since 1995. Mr. Kilborn holds the Chartered Financial Analyst designation.

Joshua M. Kruk, CPA has managed the Citizens Income Fund since August 2005. Mr. Kruk has been Senior Vice President of Dwight since 1999. Mr. Kruk holds the Chartered Financial Analyst designation.

Robert Magan has managed the Citizens Core Growth Fund since May 2006 and the Citizens Balanced Fund and Citizens Money Market Fund since August 2005. Mr. Magan has been a Portfolio Manager for Citizens since 2005. From 2003 to 2005, Mr. Magan was a Senior Vice President and Senior Portfolio Manager and from 1998 to 2003 he was a Portfolio Manager for TD Banknorth Wealth Management. Mr. Magan holds the Chartered Financial Analyst designation.

Edward B. Meigs has managed the Citizens Income Fund since August 2005. Mr. Meigs has been Senior Vice President for Dwight since 2001. From 1998 to 2001, Mr. Meigs was Portfolio Manager for Mt. Washington Investment Group. Mr. Meigs holds the Chartered Financial Analyst designation.

Nathan Moser has managed the Citizens Small Cap Core Growth Fund since August 2006. Mr. Moser has been Vice President and Co-Portfolio Manager for Citizens since 2006. From 2002 to 2006, Mr. Moser was Equity Analyst for Citizens. From 2000 to 2002, Mr. Moser was Investment Analyst for John Hancock Funds. Mr. Moser holds the Chartered Financial Analyst designation.

Jonathan White has managed the Citizens Core Growth Fund since July 2004; the Citizens Emerging Growth Fund and Citizens Small Cap Core Growth Fund since February 2005 and the Citizens Global Equity Fund since May 2006. Mr. White has been a Senior Vice President and Portfolio Manager for Citizens since 2004. From 1994 to 2004, Mr. White was a Senior Vice President, Chief Investment Strategist and Portfolio Manager for TD Banknorth Wealth Management. Mr. White holds the Chartered Financial Analyst designation.

Derrick M. Wulf has managed the Citizens Income Fund since August 2005. Mr. Wulf has been Senior Vice President of Dwight since 1998. Mr. Wulf holds the Chartered Financial Analyst designation.

The Citizens Funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation, the other accounts they manage and their ownership of securities in the Funds.

Sentinel Funds. Under advisory agreements, SAM manages the Sentinel Funds’ investments and their business operations under the overall supervision of the Sentinel Board. SAM has the responsibility for making all investment decisions for the Sentinel Funds. SAM is a wholly owned subsidiary of the NLV Financial Corporation. Its principal business address is One National Life Drive, Montpelier, Vermont 05604.

The advisory agreement must be approved annually by vote of the Sentinel Board or by the vote of a majority of the outstanding voting securities of the applicable Fund, but in either event it must also be approved by a vote of a majority of the Independent Directors who are not parties to the contract, or interested persons, as defined in the 1940 Act, of any such party, cast in person at a meeting called for the purpose of voting on such approval. With respect to the submission of the Corporation’s advisory agreement to shareholders, such matters shall be deemed to be acted upon effectively with respect to any Fund if a majority of the outstanding voting securities of such Fund vote for approval of such matter, notwithstanding (A) that such matter has not been approved by a majority of the outstanding voting securities of any other Fund affected by such matter, and (B) that such matter has not been approved by a vote of a majority of the outstanding voting securities of the Corporation. The advisory agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Sentinel Board, or, with respect to a particular Fund, by a majority of the Fund’s outstanding voting securities on not more than 60 days’ written notice to SAM and by SAM on 60 days’ written notice to the Fund.

Pursuant to the Funds’ investment advisory agreement with SAM, for the fiscal year ended November 30, 2006, each Fund (other than the Sentinel Responsible Investing (SRI) Core Opportunities and Sentinel Responsible Investing (SRI) Emerging Companies Funds) paid SAM advisory fees at a rate equal to the following percentage of the Fund’s average daily net assets:

Sentinel Government Securities Fund	0.51%
Sentinel International Equity Fund	0.69%
Sentinel U.S. Treasury Money Market Fund	0.40%
Sentinel Balanced Fund	0.54%

Sentinel Responsible Investing (SRI) Core Opportunities Fund and Sentinel Responsible Investing (SRI) Emerging Companies Fund are newly-organized and, therefore, did not pay advisory fees for the fiscal year ended November 30, 2006. Under the advisory agreement, the Sentinel Responsible Investing (SRI) Emerging Companies Fund and the Sentinel Responsible Investing (SRI) Core Opportunities Fund would pay SAM a monthly fee based on the annual rates shown below:

Average Daily Net Assets	Advisory Fee Rate
First $500 million	0.70%
Next $300 million	0.65%
Next $200 million	0.60%
Next $1 billion	0.50%
In excess of $2 billion	0.40%

As the sole initial shareholder of the Sentinel Responsible Investing (SRI) Core Opportunities Fund and the Sentinel Responsible Investing (SRI) Emerging Companies Fund, SAM intends to provide the initial approval of the advisory agreement for these Funds.

Certain Funds’ advisory agreements were amended effective December 19, 2005 or February 1, 2006. Under the amended advisory agreements, the Sentinel International Equity Fund’s assets are no longer aggregated with other mutual funds managed by SAM when determining the breakpoint level for the Fund’s advisory fee. In addition, each of the Sentinel Balanced, Sentinel International Equity and Sentinel Government Securities Funds is subject to new advisory fee schedules. If the amended advisory agreements had been in place during the entire fiscal year ended November 30, 2006, the Funds shown below would have paid Sentinel the following fees:

Sentinel Government Securities Fund	0.53%
Sentinel International Equity Fund	0.70%
Sentinel Balanced Fund	0.53%

A discussion regarding the basis for the Sentinel Board’s most recent approval of the existing Funds’ investment advisory agreements is available in the Funds’ Annual Report for the fiscal year ended November 30, 2006.

The following are the Sentinel Funds’ portfolio managers:

SAM’s staff is organized as six teams. The International Team is headed by Katherine Schapiro. The Large-Cap Growth Team is headed by Elizabeth R. Bramwell. The Large-Cap Blend Team is headed by Daniel J. Manion. The Mid-Cap Growth Team is headed by Paul Kandel. The Small-Cap Team is headed by Charles C. Schwartz. The Fixed-Income Team is headed by Thomas H. Brownell. All of the teams include additional portfolio managers and a number of analysts.

David M. Brownlee has managed the fixed-income portion the Sentinel Balanced Fund since 2000 and the Sentinel Government Securities Fund since 1993. Mr. Brownlee has been associated with Sentinel since 1993. Mr. Brownlee holds the Chartered Financial Analyst designation.

Mr. Kandel is expected to manage the Sentinel Responsible Investing (SRI) Emerging Companies Fund. Mr. Kandel has been associated with Sentinel since 2006. From 1994 to June 2005, Mr. Kandel was a senior portfolio manager with The Dreyfus Corporation.

Mr. Manion has managed the equity portion of the Sentinel Balanced Fund since 2004 and is expected to manage the Sentinel Responsible Investing (SRI) Core Opportunities Fund. Mr. Manion has been associated with Sentinel since 1993 and is Sentinel’s Director of Equity Research. Mr. Manion holds the Chartered Financial Analyst designation.

Ms. Schapiro has managed the Sentinel International Equity Fund since 2005. Ms. Schapiro has been associated with Sentinel since 2005. From 2001 to 2004, she was a portfolio manager with Strong Capital Management, Inc. From 1992 to 2001, she was a portfolio manager with Wells Capital Management, Inc. Ms. Schapiro holds the Chartered Financial Analyst designation.

Darlene Coppola has managed the Sentinel U.S. Treasury Money Market Fund since 1993. Ms. Coppola has been associated with Sentinel or its affiliates since 1974.

The Sentinel Funds’ Statements of Additional Information provides additional information about the portfolio managers’ compensation, the other accounts they manage and their ownership of securities in the Funds.

COMPARISON OF PRINCIPAL INVESTMENT OBJECTIVES, STRATEGIES, AND POLICIES

This section will help you compare the principal investment objectives and policies of each Fund. Please be aware that this is only a brief discussion. More complete information may be found in each Fund’s Prospectus, as it may be amended and/or supplemented.

Sentinel Responsible Investing (SRI) Core Opportunities Fund	Citizens Core Growth Fund
Principal Investment Objective Long-term capital appreciation	Principal Investment Objective Long-term capital appreciation

Principal Investment Strategies
The Fund normally invests at least 65% of its net assets in stocks of large-capitalization companies based in the U.S. In this context, large-capitalization companies are companies with $8 billion or more in market capitalization.

Principal Investment Strategies
The Fund invests primarily in large-cap companies based in the U.S. During normal market conditions, Citizens invests at least 65% of the Fund’s assets in the common stock of companies that are larger than $8 billion dollars in market capitalization at the time of purchase.

SAM’s philosophy is based on a long-term view and emphasizes diversification, high quality, valuation discipline and below-average risk. The Fund favors companies that have a high degree of corporate responsibility. SAM looks for securities of superior companies with a positive multi-year outlook offered at attractive valuation levels based on a number of metrics, including value relative to its history, peers and/or market over time. The Fund may invest up to 25% of its assets in stocks of companies within a single industry. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

Citizens focuses on companies it believes are current leaders or emerging leaders in their industries and show a high level of corporate responsibility. Citizens favors companies it believes have superior financial strength, strong management and growing sales and earnings resulting from innovation, scale and efficiencies. An important strategy for the Fund is sector weighting. In order to take advantage of opportunities, Citizens may invest relatively more or less of the Fund’s assets in a specific industry or group of related industries, including higher-risk sectors such as technology. While Citizens considers a stock’s valuation in determining the size of a specific position in the Fund, from time to time Citizens may purchase and hold stocks with seemingly high valuations. Citizens typically sell shares when the company’s financials deteriorate, or if the company otherwise fails to meet the Fund’s social or financial standards.

The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.	The Fund may invest up to 10% of its net assets in foreign securities.

The Fund may engage in active and frequent trading to achieve its principal investment strategies. This may result in a larger portion of any net gains being realized as short-term capital gains, and therefore being taxed as ordinary income when distributed to shareholders. Frequent trading also increases transaction costs, which could detract from the fund’s performance.

The Fund may use derivative instruments (e.g., futures and options agreements) for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. It may establish derivative positions only when immediately thereafter not more than 5% of its total assets are held in derivative positions. The Fund is not required to use hedging and may choose not to do so.

The Fund may, but need not, use derivative contracts, including options on securities, for any of the following purposes:
– to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in market prices
– as a substitute for buying or selling securities
– as a cash flow management technique
– to enhance the Fund’s return

Sentinel Responsible Investing (SRI) Core Opportunities Fund	Citizens Core Growth Fund

The Fund may invest in repurchase agreements, provided the counterparty maintains the value of the underlying securities at a value not less than 102% of the repurchase price stated in the agreement. Under a repurchase agreement, a Fund purchases bonds and simultaneously agrees to resell these bonds to a counterparty at a prearranged time and specific price.

The Fund may enter into repurchase agreements with primary dealers or banks which are members of the Federal Reserve, secured by instruments issued or guaranteed by the U.S. Government and agencies or instrumentalities of the U.S. Government, the values, including accrued interest, of which are equal to or greater than 102% of the value of the repurchase price agreed to be paid by the seller.

The Fund may invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if SAM believes that adverse market or other conditions warrant. This is to attempt to protect the Fund’s assets from a temporary unacceptable risk of loss. If the Fund takes a temporary defensive position, it may not achieve its investment objective.

Under special circumstances — such as in order to reduce or avoid concentration in an industry or issuer or because of unusual market conditions — the Fund may temporarily place up to 100% of net assets in cash equivalents, or may otherwise depart from its stated investment strategy. To the extent that the Fund departs from its usual investment strategy, it increases the risk that it won’t achieve its goal.

The Fund may participate in a securities lending program.

To a limited extent, the Fund may invest in initial public offerings (IPOs). IPOs may be especially volatile because they have no trading history, and information about their issuers may be limited. IPOs typically contribute more to Fund performance when a Fund is small, and less as it grows larger. IPOs may have significantly affected the Fund’s past performance and may affect its future performance.

The Fund may invest up to 25% of its assets in the Citizens Money Market Fund.

Citizens’ Social Screening Process and Fundamental Analysis. Citizens believes that evaluating a company’s record of corporate responsibility contributes to investment success in two ways: it helps eliminate companies whose corporate behavior increases risk, and it helps identify more forward-thinking and potentially more promising companies. Each security in the Citizens Funds’ portfolios for which Citizens makes day-to-day portfolio decisions is subject to Citizens’ proprietary research, which revolves around a comprehensive, integrated analysis of all the factors — fundamental and social — that Citizens believes affect a company’s performance over time.

Detailed financial analysis is conducted in tandem with a thorough check of each company’s management practices and record of corporate responsibility. One tool used is the Citizens Quality Ranking System (CQRS), a proprietary system that tracks over 4,500 companies in the U.S. stock markets and ranks them on their consistency in operations and earnings growth. Citizens uses CQRS to:

  help identify key performance factors (sales, earnings, dividends)
  review portfolio performance by quality
  align overall portfolio quality with portfolio manager outlook assess market valuation: “Is the market paying more for quality right now?”

Citizens also has developed a set of proprietary Visual Screening tools used to:

  evaluate the fundamental operating characteristics of potential investment candidates identify sales and margin trends; cyclical and secular patterns help avoid companies with erratic records

The corporate, social and environmental screening is overseen by Citizens’ in-house social research department. Through a disciplined process, Citizens’ social research analysts produce an evaluation of corporate policies and practices. First, Citizens’ financial analysts and portfolio managers apply a series of exclusionary screens developed by its social research analysts to a company. If a company passes the exclusionary screens, the company’s securities are eligible to be purchased by the Fund. Next, Citizens’ social research analysts conduct a second, more in-depth qualitative screening process. If a company fails the qualitative screening process, the company’s securities are no longer eligible for investment and must be sold within 90 days of the final rejection of the company by the social research team if it is held in the Fund. As a result, the Fund may be required to sell securities based upon social, environmental or corporate reasons when it may be financially disadvantageous to do so. While no investment is ever made for social reasons alone, Citizens believes social screening provides a unique and more comprehensive view of the companies Citizens considers for investment.

Generally, companies are eliminated from investment consideration if they:

  produce tobacco or tobacco products
  produce alcoholic beverages
  produce power from nuclear power plants or are primary suppliers for the industry have material interests in the manufacture of weapons or weapons-specific components are involved in gambling as a main line of business
  lack diversity at the level of the board of directors/senior management

Citizens favors companies that:

  publish and enforce codes of conduct and vendor standards
  promote equal opportunity, diversity and good employee relations are sensitive to community concerns
  seek alternatives to animal testing when not required by law have minimal impact on the environment and engage in proactive environmental initiatives

Citizens may, in its discretion, choose to apply additional screens, modify the application of the screens listed above or vary the application of the screens listed above, to the Fund, at any time without shareholder approval.

SAM’s Social Screening Process and Fundamental Analysis. SAM expects to maintain the same process as Citizens in managing the Sentinel Responsible Investing (SRI) Core Opportunities Fund. The Fund will employ a process of corporate, social and environmental screening that is overseen by SAM’S in-house social research department. Through a disciplined process, Sentinel’s social research analysts produce a detailed evaluation of corporate policies and practices. First, SAM’s financial analysts and portfolio managers apply a series of exclusionary screens developed by its social research analysts to a company. If a company passes the exclusionary screens, the company’s securities are eligible to be purchased by a Fund. Next, SAM’s social research analysts conduct a second, more in-depth qualitative screening process. If a company fails the qualitative screening process, the company’s securities are no longer eligible for investment and must be sold within 90 days of the final rejection of the company by the social research team if it is held in the Fund. As a result, the Fund may be required to sell securities based upon social, environmental or corporate reasons when it may be financially disadvantageous to do so. While no investment is ever made for social reasons alone, SAM believes social screening provides a unique and more comprehensive view of the companies SAM considers for investment in this Fund.

Generally, companies are eliminated from investment consideration if they:

  produce tobacco or tobacco products
  produce alcoholic beverages
  produce power from nuclear power plants or are primary suppliers for the industry have material interests in the manufacture of weapons or weapons-specific components are involved in gambling as a main line of business
  lack diversity at the level of the board of directors/senior management

SAM favors companies for this Fund that:

  publish and enforce codes of conduct and vendor standards
  promote equal opportunity, diversity and good employee relations are sensitive to community concerns
  seek alternatives to animal testing when not required by law have minimal impact on the environment and engage in proactive environmental initiatives

SAM may, in its discretion, choose to apply additional screens, modify the application of the screens listed above or vary the application of the screens listed above, to the Fund’s investments, at any time without shareholder approval.

Primary Differences. The Sentinel Responsible Investing (SRI) Core Opportunities Fund may invest a greater percentage of its net assets in foreign securities than the Citizens Core Growth Fund, except that, unlike the Citizens Core Growth Fund, the Sentinel Responsible Investing (SRI) Core Opportunities Fund’s foreign investments are limited to U.S. or Canadian dollar-denominated securities. Unlike the Citizens Core Growth Fund, the Sentinel Responsible Investing (SRI) Core Opportunities Fund may participate in a securities lending program. Unlike the Sentinel Responsible Investing (SRI) Core Opportunities Fund, the Citizens Core Growth Fund’s performance may be significantly impacted by investments in initial public offerings. Unlike the Citizens Core Growth Fund, the Sentinel Responsible Investing (SRI) Core Opportunities Fund has limits with respect to the amount of net assets it may invest in derivative securities. In addition, the Citizens Core Growth Fund may invest in an affiliated money market fund, whereas the Sentinel Responsible Investing (SRI) Core Opportunities Fund will not. See “Comparison of Investment Limitations” below for a further discussion of the Funds’ investment limitations.

Sentinel Responsible Investing (SRI) Emerging Companies Fund	Citizens Emerging Growth Fund
Principal Investment Objective Growth of capital	Principal Investment Objective Aggressive growth

Principal Investment Strategies
The Fund normally invests at least 65% of its net assets in stocks of U.S. mid-capitalization companies, which are companies between $1 billion and $15 billion in market capitalization.

Principal Investment Strategies
The Fund invests primarily in stocks of U.S. mid-capitalization companies that Citizens believes are poised for significant appreciation. During normal market conditions, Citizens invests at least 65% of the Fund’s assets in the common stock of companies that are between $1 billion and $15 billion in market capitalization at the time of purchase.

Sentinel Responsible Investing (SRI) Emerging Companies Fund	Citizens Emerging Growth Fund

SAM tries to invest in companies with favorable growth potential with attractive pricing in relation to this growth potential, and experienced and capable management. The Fund favors companies that have a high degree of corporate responsibility. The Fund seeks to invest in companies with forecasted growth rates in excess of the market and/or the economy. Emphasis is placed on companies that (1) exhibit proven profitable business models, (2) demonstrate sustainable earnings growth, (3) have the potential for accelerating growth, strong product cycles, attractive valuations, superior returns on capital versus cost of capital and/or favorable liquidity characteristics, and/or (4) have strong/leadership position within their industry. The Fund may invest up to 25% of its assets in stocks of companies within a single industry. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

Citizens favors companies with innovative new products, services or business strategies and a high degree of corporate responsibility. This type of investing can be highly rewarding; however, it also entails special risks because emerging companies generally have less management depth and financial resources than larger companies. Emerging companies may also have valuations that can decline rapidly if growth slows. To diversify and limit risk, Citizens seeks to invest in a basket of companies in industries where we are invested. Another way Citizens seeks to add value is through industry weightings, positioning the Fund’s assets in those industries where Citizens believes appreciation potential is the highest. At times, this may include higher-risk sectors such as technology. Citizens may also invest in initial public offerings (IPOs), which may increase volatility.

The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.	The Fund may invest up to 10% of its net assets in foreign securities.

The Fund utilizes an active trading approach, which may result in portfolio turnover greater than 100%.

The Fund may engage in active and frequent trading to achieve its principal investment strategies. This may result in a larger portion of any net gains being realized as short-term capital gains, and therefore being taxed as ordinary income when distributed to shareholders. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

The Fund may use derivative instruments (e.g., futures and options agreements) for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. It may establish derivative positions only when immediately thereafter not more than 5% of its total assets are held in derivative positions. The Fund is not required to use hedging and may choose not to do so.

The Fund may, but need not, use derivative contracts, including options on securities, for any of the following purposes:
– to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in market prices
– as a substitute for buying or selling securities
– as a cash flow management technique
– to enhance the Fund’s return

The Fund may invest in repurchase agreements, provided the counterparty maintains the value of the underlying securities at a value not less than 102% of the repurchase price stated in the agreement. Under a repurchase agreement, a Fund purchases bonds and simultaneously agrees to resell these bonds to a counterparty at a prearranged time and specific price.

The Fund may enter into repurchase agreements with primary dealers or banks which are members of the Federal Reserve, secured by instruments issued or guaranteed by the U.S. Government and agencies or instrumentalities of the U.S. Government, the values, including accrued interest, of which are equal to or greater than 102% of the value of the repurchase price agreed to be paid by the seller.

Sentinel Responsible Investing (SRI) Emerging Companies Fund	Citizens Emerging Growth Fund

The Fund may invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if SAM believes that adverse market or other conditions warrant. This is to attempt to protect the Fund’s assets from a temporary unacceptable risk of loss. If the Fund takes a temporary defensive position, it may not achieve its investment objective.

Under special circumstances — such as in order to reduce or avoid concentration in an industry or issuer or because of unusual market conditions — the Fund may temporarily place up to 100% of net assets in cash equivalents, or may otherwise depart from its stated investment strategy. To the extent that the Fund departs from its usual investment strategy, it increases the risk that it won’t achieve its goal.

The Fund may participate in a securities lending program.

The Fund may invest in initial public offerings (IPOs). IPOs may be especially volatile because they have no trading history, and information about their issuers may be limited. IPOs typically contribute more to Fund performance when a Fund is small, and less as it grows larger. IPOs may have significantly affected the Fund’s past performance and may affect its future performance.

The Fund may invest up to 25% of its assets in the Citizens Money Market Fund.

Citizens uses the same social screening process described above for the Citizens Core Growth Fund in managing the Citizens Emerging Growth Fund. SAM expects to maintain the same process in managing the Sentinel Responsible Investing (SRI) Emerging Companies Fund as described above for the Sentinel Responsible Investing (SRI) Core Opportunities Fund.

Primary Differences. The Sentinel Responsible Investing (SRI) Emerging Companies Fund may invest a greater percentage of its net assets in foreign securities than the Citizens Emerging Growth Fund, except that, unlike the Citizens Emerging Growth Fund, the Sentinel Responsible Investing (SRI) Emerging Companies Fund’s foreign investments are limited to U.S. or Canadian dollar-denominated securities. Unlike the Citizens Emerging Growth Fund, the Sentinel Responsible Investing (SRI) Emerging Companies Fund may participate in a securities lending program. Unlike the Sentinel Responsible Investing (SRI) Emerging Companies Fund, the Citizens Emerging Growth Fund’s performance may be significantly impacted by investments in initial public offerings. Unlike the Citizens Emerging Growth Fund, the Sentinel Responsible Investing (SRI) Emerging Companies Fund has limits with respect to the amount of net assets it may invest in derivative securities. In addition, the Citizens Emerging Growth Fund may invest in an affiliated money market fund, whereas the Sentinel Responsible Investing (SRI) Emerging Companies Fund will not. See “Comparison of Investment Limitations” below for a further discussion of the Funds’ investment limitations.

Sentinel International Equity Fund	Citizens Global Equity Fund
Principal Investment Objective Growth of capital	Principal Investment Objective Capital appreciation

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in equity securities. This principal investment strategy is a non-fundamental policy that may not be changed without 60 days’ prior written notice to the Fund’s shareholders.

Principal Investment Strategies
The Fund invests in promising companies throughout the world. Under normal circumstances, the Fund will invest substantially all (and in any event, not less than 80%) of its net assets (plus any borrowings for investment purposes) in equity securities. This principal investment strategy is a non-fundamental policy that may not be changed without 60 days’ prior written notice to the Fund’s shareholders.

Sentinel International Equity Fund	Citizens Global Equity Fund

The Fund invests mainly in common stocks of established companies located in or that conduct their business mainly in one or more foreign countries, which may include emerging markets. The Fund will normally be invested in ten or more foreign countries and may invest up to 40% of its assets in any one country if SAM feels that economic and business conditions make it appropriate to do so.

Under normal circumstances, Citizens invests in a minimum of three countries, but will typically invest much more broadly.

SAM applies a multi-dimensional strategy comprised of three parts that continually interact: trend identification, stock selection, and risk management. Trends are identified that affect global and regional economic and financial environments, setting a framework for stock selection. Stocks are then analyzed and ranked based on five key factors: valuation, growth, management, risk, and sentiment. Stocks chosen for inclusion in the Fund share similar characteristics, such as an industry leadership position, innovative products and services, balance sheet strength, and management teams with demonstrated effectiveness in a competitive global environment. Risk management through portfolio diversification provides the means to monitor and moderate volatility for the overall Fund. Normally, at least 75% of the Fund’s total assets are invested in securities of non-U.S. issuers selected by SAM mainly for their long-term capital growth prospects. The remaining 25% may be invested in companies organized in the United States that have at least 50% of their assets and/or revenues outside the United States. The Fund also may invest in convertible or debt securities rated Baa or higher by Moody’s or BBB or higher by Standard & Poor’s. The majority of the Fund’s trading of stocks occurs on established stock exchanges or in the over-the-counter markets in the countries in which investments are being made. The Fund also expects to purchase American Depositary Receipts and European Depositary Receipts in bearer form, which are designed for use in European securities markets. ADRs trade on U.S. exchanges or in the U.S. over-the-counter markets, and represent foreign stocks. To expedite settlement of portfolio transactions and minimize currency value fluctuations, the Fund may purchase foreign currencies and/or engage in forward foreign currency transactions. Normally, however, the Fund does not hedge its foreign currency exposure.

Citizens favors companies that are larger than $5 billion in market capitalization and that meet its financial and social criteria. These companies are typically in strong competitive positions with high recurring demand for their products or services. When Citizens believes the situation warrants, it will also invest in smaller companies or those with potential to benefit from cyclical business opportunities. At times, in an effort to take advantage of an opportunity, Citizens may invest comparatively heavy or light in a given economic sector (cluster of related industries), including higher-risk sectors such as technology.

The Fund focuses its investments on developed foreign countries, but may invest up to 20% of its total assets in emerging markets. It normally will have substantial investments in European countries. Up to 25% of the Fund’s assets may be invested in securities within a single industry. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

To limit risk, Citizens will not invest more than 25% of total assets in emerging markets (such as Russia, Malaysia and Pakistan).

Sentinel International Equity Fund	Citizens Global Equity Fund

The Fund may use derivative instruments (e.g., futures and options agreements) for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. It may establish derivative positions only when immediately thereafter not more than 5% of its total assets are held in derivative positions. The Fund is not required to use hedging and may choose not to do so.

The Fund may, but need not, use derivative contracts, including options on securities, for any of the following purposes:
– to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in market prices
– as a substitute for buying or selling securities
– as a cash flow management technique
– to enhance the Fund’s return

The Fund may invest in repurchase agreements, provided the counterparty maintains the value of the underlying securities at a value not less than 102% of the repurchase price stated in the agreement. Under a repurchase agreement, a Fund purchases bonds and simultaneously agrees to resell these bonds to a counterparty at a prearranged time and specific price.

The Fund may enter into repurchase agreements with primary dealers or banks which are members of the Federal Reserve, secured by instruments issued or guaranteed by the U.S. Government and agencies or instrumentalities of the U.S. Government, the values, including accrued interest, of which are equal to or greater than 102% of the value of the repurchase price agreed to be paid by the seller.

The Fund may invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if SAM believes that adverse market or other conditions warrant. This is to attempt to protect the Fund’s assets from a temporary unacceptable risk of loss. If the Fund takes a temporary defensive position, it may not achieve its investment objective.

Under special circumstances — such as in order to reduce or avoid concentration in an industry or issuer or because of unusual market conditions — the Fund may temporarily place up to 100% of net assets in cash equivalents, or may otherwise depart from its stated investment strategy. To the extent that the Fund departs from its usual investment strategy, it increases the risk that it won’t achieve its goal.

The Fund may participate in a securities lending program

The Fund may engage in active and frequent trading to achieve its principal investment strategies. This may result in a larger portion of any net gains being realized as short-term capital gains, and therefore being taxed as ordinary income when distributed to shareholders. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

The Fund may invest in initial public offerings (IPOs). IPOs may be especially volatile because they have no trading history, and information about their issuers may be limited. IPOs typically contribute more to Fund performance when a Fund is small, and less as it grows larger. IPOs may have significantly affected the Fund’s past performance and may affect its future performance.

The Fund may invest up to 25% of its assets in the Citizens Money Market Fund.

Citizens uses the same social screening process described above for the Citizens Core Growth Fund in managing the Citizens Global Equity Fund.

Primary Differences. While SAM may consider one or more of the factors described in the “social screening” process above, it does not apply social screens or focus on a company’s record of corporate responsibility in managing the Sentinel International Equity Fund. Unlike the Citizens Global Equity Fund, the Sentinel International Equity Fund may participate in a securities lending program. The Sentinel International Equity Fund may trade less frequently than the Citizens Global Equity Fund. Unlike the Sentinel International Equity Fund, the Citizens Global Equity Fund’s performance may have been significantly impacted by investments in initial public offerings. Unlike the Citizens Global Equity Fund, the Sentinel International Equity Fund has limits with respect to the amount of net assets it may invest in derivative securities. In addition, the Citizens Global Equity Fund may invest in an affiliated money market fund, whereas the Sentinel International Equity Fund does not. It is anticipated that the Citizens Global Equity Fund would be required to sell a portion of its holdings prior to the Reorganization due to inconsistency with the investment restrictions of the Sentinel International Equity Fund, which may result in capital gains or losses that would affect the amount distributed as income to shareholders. See “Comparison of Investment Limitations” below for a further discussion of the Funds’ investment limitations.

Sentinel Government Securities Fund	Citizens Income Fund
Principal Investment Objective High current income while seeking to control risk	Principal Investment Objective Current income and to pay a monthly dividend

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in U.S. government securities. This principal investment strategy is a non-fundamental policy that may not be changed without 60 days’ prior written notice to the Fund’s shareholders.

Principal Investment Strategies
The Fund invests mainly in fixed-income securities with maturities of anywhere from 2 to 30 years, but at times may also hold securities with longer maturities or short-term securities (such as money market instruments) for investment purposes.

The Fund invests mainly in U.S. government bonds. These bonds include direct obligations of the U.S. Treasury, obligations guaranteed by the U.S. Government, and obligations of U.S. government agencies and instrumentalities. The Fund is not required, however, to invest set amounts in any of the various types of U.S. government securities. SAM will choose the types of U.S. government securities that it believes will provide capital preservation and the best return with the least risk in light of its analysis of current market conditions and its outlook for interest rates and the economy. The Fund invests substantially in mortgage-backed securities and engages in dollar roll transactions both as described above for the Balanced Fund.

During normal market conditions, the Fund will maintain a weighted average maturity of between 3 and 15 years. Maturity may be longer when Dwight believes interest rates are falling or shorter when Dwight believes interest rates are rising. The Fund is actively managed, meaning that Dwight continually seeks to hold securities that provide attractive income potential and eliminate those that do not. Dwight will invest primarily in investment-grade securities (those whose credit quality puts them among the top four rating categories) issued by companies that meet Citizens corporate responsibility criteria. However, Dwight has the ability to invest up to 35% of the Fund’s assets in high-yield “junk” bonds. To diversify the Fund’s holdings and limit risk, Dwight may invest in various types of securities, including corporate debt issues, obligations of the U.S. Government and its agencies and instrumentalities, asset-backed, mortgage-backed and commercial mortgage-backed securities, debt and equity securities of real estate investment trusts, equity securities (such as warrants, common and preferred stock), discount notes and commercial paper or other short-term obligations. At times, in an effort to take advantage of an opportunity, Dwight may invest comparatively heavy or light in a given economic sector (cluster of related industries), including higher-risk sectors such as technology.

Sentinel Government Securities Fund	Citizens Income Fund

The Fund may also use repurchase agreements as a means of making short-term investments. It will invest only in repurchase agreements with durations of seven days or less, only where the collateral securities are U.S. government securities, only where the counterparty maintains the value of the underlying securities at not less than 102% of the repurchase price stated in the agreement. The Fund might incur time delays or losses if the other party to the agreement defaults on the repurchase of the securities.

The Fund may enter into repurchase agreements with primary dealers or banks which are members of the Federal Reserve, secured by instruments issued or guaranteed by the U.S. Government and agencies or instrumentalities of the U.S. Government, the values, including accrued interest, of which are equal to or greater than 102% of the value of the repurchase price agreed to be paid by the seller.

In addition, the Fund may invest up to 20% of its net assets in high-quality, money-market instruments that are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities. These include bank money market instruments, commercial paper or other short-term corporate obligations listed in the highest rating categories by nationally recognized statistical rating organizations. These money market instruments may be used as a means of making short-term investments.

Under special circumstances — such as in order to reduce or avoid concentration in an industry or issuer or because of unusual market conditions — the Fund may temporarily place up to 100% of net assets in cash equivalents, or may otherwise depart from its stated investment strategy. To the extent that the Fund departs from its usual investment strategy, it increases the risk that it won’t achieve its goal.

The Fund utilizes an active trading approach, which may result in portfolio turnover greater than 100%.

The Fund may engage in active and frequent trading to achieve its principal investment strategies. This may result in a larger portion of any net gains being realized as short-term capital gains, and therefore being taxed as ordinary income when distributed to shareholders. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

The Fund may use derivative instruments (e.g., futures, options and swap agreements) for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. It may establish derivative positions only when immediately thereafter not more than 5% of its total assets are held in derivative positions. The Fund is not required to use hedging and may choose not to do so.

The Fund may, but need not, use derivative contracts, including options on securities, for any of the following purposes:
– to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in market prices
– as a substitute for buying or selling securities
– as a cash flow management technique
– to enhance the Fund’s return

The Fund may participate in a securities lending program.

The Fund may invest up to 10% of its net assets in foreign securities.

The Fund may invest in initial public offerings (IPOs). IPOs may be especially volatile because they have no trading history, and information about their issuers may be limited. IPOs typically contribute more to Fund performance when a Fund is small, and less as it grows larger. IPOs may have significantly affected the Fund’s past performance and may affect its future performance.

Citizens uses the same social screening process described above for the Citizens Core Growth Fund in managing the Citizens Income Fund.

Primary Differences. While SAM may consider one or more of the factors described in the “social screening” process above, it does not apply social screens or focus on a company’s record of corporate responsibility in managing the Sentinel Government Securities Fund. SAM believes that corporate responsibility is not a relevant consideration when considering a government security. Unlike the Citizens Income Fund, the Sentinel Government Securities Fund is required to invest at least 80% of its net assets in U.S. government securities and may invest more heavily in U.S. agency mortgage-backed securities. Unlike the Citizens Income Fund, the Sentinel Government Securities Fund does not anticipate employing a temporary defensive position in certain markets. Unlike the Citizens Income Fund, the Sentinel Government Securities Fund may participate in a securities lending program. Unlike the Sentinel Government Securities Fund, the Citizens Income Fund may invest in foreign securities. Unlike the Sentinel Government Securities Fund, the Citizens Income Fund’s performance may have been significantly impacted by investments in initial public offerings. Unlike the Citizens Income Fund, the Sentinel Government Securities Fund has limits with respect to the amount of net assets it may invest in derivative securities. See “Comparison of Investment Limitations” below for a further discussion of the Funds’ investment limitations. It is anticipated that the Citizens Income Fund would be required to sell a significant percentage of its holdings prior to the Reorganization due to inconsistency with the investment restrictions of the Sentinel Government Securities Fund, which may result in ~~a taxable gain or loss to the Fund~~capital gains or losses that would affect the amount distributed as income to shareholders.

Sentinel U.S. Treasury Money Market Fund	Citizens Money Market Fund
Principal Investment Objective As high a level of current income as is consistent with stable principal value	Principal Investment Objective Income consistent with safety and liquidity

Principal Investment Strategies
The Fund must invest under normal conditions at least 80% of its net assets in U.S. Treasury securities. This principal investment strategy is a non-fundamental policy that may not be changed without 60 days’ prior notice to the Fund’s shareholders.

Principal Investment Strategies The Fund invests in high quality, short term U.S. dollar denominated money market instruments of domestic and foreign issuers.

It invests primarily in short-term direct obligations of the U.S. Treasury. These obligations include U.S. Treasury bills, notes and bonds with remaining maturities of 397 days or less. The Fund may also invest up to 10% of its total assets in shares of institutional money market funds that invest primarily in securities of the U.S. Treasury, U.S. government agencies and instrumentalities and repurchase agreements with respect to such securities. The Fund may invest up to 20% in non-U.S. Treasury securities, including discount notes issued by the Federal Home Loan Mortgage Corporation (FHLMC), Federal Home Loan Bank (FHLB) and Federal National Mortgage Association (FNMA). The Fund may earn less income than funds owning longer-term securities or lower-quality securities that have less liquidity, greater market risk and greater market value fluctuations.

These instruments may include obligations of U.S. and non-U.S. banks, commercial paper and asset-backed securities. Federal regulations strictly limit the quality, maturity and other features of securities a money market fund may buy. All securities must either be rated in the top two tiers of credit quality for money market instruments or, if unrated, must be of equivalent quality, as determined by the investment adviser. In the Fund’s case, Citizens invests only in securities in the top tier of credit quality, rather than the permissible top two tiers. (A security that is rated below the top tier by no more than one rating organization can still be considered to be in the top tier if two other rating organizations rate it so.) Federal regulations also state that all securities must pay principal and interest in U.S. dollars, and must have a maturity of 397 days (approximately 13 months) or less.

The Fund seeks to maintain a net asset value of $1.00 per share, by using the amortized cost method of valuing its securities. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less.

Although it cannot guarantee that it will do so, the Fund seeks to maintain a stable $1.00 share price. In addition, a money market fund must maintain a dollar-weighted average maturity of no more than 90 days.

Sentinel U.S. Treasury Money Market Fund	Citizens Money Market Fund

In many states, the Fund’s income dividends may be largely exempt from state and local income taxes, but will be includable in gross income tax for federal income tax purposes. For more information on state and local tax exemption, consult a tax advisor.

The Fund may use derivative instruments (e.g., futures, options and swap agreements) for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. It may establish derivative positions only when immediately thereafter not more than 5% of its total assets are held in derivative positions. The Fund is not required to use hedging and may choose not to do so.

The Fund may, but need not, use derivative contracts, including options on securities, for any of the following purposes:
– to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in market prices
– as a substitute for buying or selling securities
– as a cash flow management technique
– to enhance the Fund’s return

The Fund may invest in repurchase agreements, provided the counterparty maintains the value of the underlying securities at a value not less than 102% of the repurchase price stated in the agreement. Under a repurchase agreement, the Fund purchases bonds and simultaneously agrees to resell these bonds to a counterparty at a prearranged time and specific price.

The Fund may enter into repurchase agreements with primary dealers or banks which are members of the Federal Reserve, secured by instruments issued or guaranteed by the U.S. Government and agencies or instrumentalities of the U.S. Government, the values, including accrued interest, of which are equal to or greater than 102% of the value of the repurchase price agreed to be paid by the seller.

The Fund may participate in a securities lending program with respect to a substantial amount of its holdings.

The Funds may invest up to 10% of its net assets, at the time of purchase, in U.S. dollar-denominated securities of foreign issuers, including foreign companies, foreign governments and sovereign entities (such as government agencies), foreign banks and U.S. branches of foreign banks. Investing in foreign securities generally presents a greater degree of risk than investing in domestic securities due to possible exchange rate fluctuations or controls, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions and the possibility of war or expropriation.

Citizens uses the same social screening process described above for the Citizens Core Growth Fund in managing the Citizens Money Market Fund.

Primary Differences. Unlike the Citizens Money Market Fund, the Sentinel U.S. Treasury Money Market Fund is required to invest at least 80% of its net assets in U.S. Treasury securities and does not apply social screens or focus on corporate responsibility in managing the Fund. Unlike the Citizens Money Market Fund, the Sentinel U.S. Treasury Money Market Fund participates in a securities lending program. Unlike the Sentinel U.S. Treasury Money Market Fund, the Citizens Money Market Fund may invest in foreign securities. Unlike the Citizens Money Market Fund, the Sentinel U.S. Treasury Money Market Fund has limits with respect to the amount of net assets it may invest in derivative securities. See “Comparison of Investment Limitations” below for a further discussion of the Funds’ investment limitations. It is anticipated that the Citizens Money Market Fund would be required to sell a significant percentage of its holdings (or replace maturing securities with U.S. Treasury securities) prior to the Reorganization due to inconsistency with the investment restrictions of the Sentinel U.S. Treasury Money Market Fund, which ~~may~~is not expected to result in a material amount of taxable gain or loss ~~to the Fund~~.

Sentinel Responsible Investing (SRI) Emerging Companies Fund	Citizens Small Cap Core Growth Fund
Principal Investment Objective Growth of capital	Principal Investment Objective Capital appreciation

Principal Investment Strategies
The Fund normally invests at least 65% of its net assets in stocks of U.S. mid-capitalization companies, which are companies between $1 billion and $15 billion in market capitalization.

Principal Investment Strategies
The Fund invests primarily in growing U.S. small-cap companies. During normal market conditions the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies that, when purchased, are within the range of the Russell 2000 Growth Index as measured by market capitalization. (As of June 30, 2007, this meant a range of about $83 million to $2.3 billion.)

SAM tries to invest in companies with favorable growth potential with attractive pricing in relation to this growth potential, and experienced and capable management. The Fund favors companies with a high degree of corporate responsibility. The Fund seeks to invest in companies with forecasted growth rates in excess of the market and/or the economy. Emphasis is placed on companies that (1) exhibit proven profitable business models, (2) demonstrate sustainable earnings growth, (3) have the potential for accelerating growth, strong product cycles, attractive valuations, superior returns on capital versus cost of capital and/or favorable liquidity characteristics, and/or (4) have a strong/leadership position within their industry. The Fund may invest up to 25% of its assets in stocks of companies within a single industry. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

Citizens favors companies that it believes have products, services or business strategies where there are clear opportunities for sustainable rapid growth. Citizens also looks for managements that are passionate about their products and services, and exhibit a high degree of corporate responsibility and motivation to grow their businesses. While Citizens considers a stock’s valuation in determining the size of a specific position in the Fund, from time to time Citizens may purchase and hold stocks with seemingly high valuations. Citizens believes the small-cap segment is a high-potential part of the stock market because it is more difficult for Wall Street to follow. Promising companies can be overlooked and thus provide the potential for excellent capital appreciation. With this opportunity, however, come special risks. The shares of smaller companies frequently have greater volatility because they are more thinly traded and vulnerable to operational difficulties. Further, the companies themselves may have fewer resources to weather storms and may be reliant on a small group of managers, customers or vendors. In order to take advantage of opportunities Citizens may over- or underweight a specific industry or group of related industries, including higher-risk sectors such as technology. Citizens may also purchase initial public offerings (IPOs), which may increase volatility.

The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.	The Fund may invest up to 10% of its net assets in foreign securities.

Sentinel Responsible Investing (SRI) Emerging Companies Fund	Citizens Small Cap Core Growth Fund
The Fund utilizes an active trading approach, which may result in portfolio turnover greater than 100%.

Historically, the Fund has had a high portfolio turnover rate. The Fund may engage in active and frequent trading to achieve its principal investment strategies. This may result in a larger portion of any net gains being realized as short-term capital gains, and therefore being taxed as ordinary income when distributed to shareholders. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

The Fund may use derivative instruments (e.g., futures and options agreements) for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. It may establish derivative positions only when immediately thereafter not more than 5% of its total assets are held in derivative positions. The Fund is not required to use hedging and may choose not to do so.

The Fund may, but need not, use derivative contracts, including options on securities, for any of the following purposes:
– to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in market prices
– as a substitute for buying or selling securities
– as a cash flow management technique
– to enhance the Fund’s return

The Fund may invest in repurchase agreements, provided the counterparty maintains the value of the underlying securities at a value not less than 102% of the repurchase price stated in the agreement. Under a repurchase agreement, a Fund purchases bonds and simultaneously agrees to resell these bonds to a counterparty at a prearranged time and specific price.

The Fund may enter into repurchase agreements with primary dealers or banks which are members of the Federal Reserve, secured by instruments issued or guaranteed by the U.S. Government and agencies or instrumentalities of the U.S. Government, the values, including accrued interest, of which are equal to or greater than 102% of the value of the repurchase price agreed to be paid by the seller.

The Fund may invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if SAM believes that adverse market or other conditions warrant. This is to attempt to protect the Fund’s assets from a temporary unacceptable risk of loss. If the Fund takes a temporary defensive position, it may not achieve its investment objective.

Under special circumstances — such as in order to reduce or avoid concentration in an industry or issuer or because of unusual market conditions — the Fund may temporarily place up to 100% of net assets in cash equivalents, or may otherwise depart from its stated investment strategy. To the extent that the Fund departs from its usual investment strategy, it increases the risk that it won’t achieve its goal.

The Fund may participate in a securities lending program.

The Fund may invest in initial public offerings (IPOs). IPOs may be especially volatile because they have no trading history, and information about their issuers may be limited. IPOs typically contribute more to Fund performance when a Fund is small, and less as it grows larger. IPOs may have significantly affected the Fund’s past performance and may affect its future performance.

The Fund may invest up to 25% of its assets in the Citizens Money Market Fund.

Citizens uses the same social screening process described above for the Citizens Core Growth Fund in managing the Citizens Small Cap Core Growth Fund. SAM expects to maintain the same process in managing the Sentinel

Responsible Investing (SRI) Emerging Companies Fund as described above for the Sentinel Responsible Investing (SRI) Core Opportunities Fund.

Primary Differences. The Sentinel Responsible Investing (SRI) Emerging Companies Fund invests primarily in mid-capitalization companies, while the Citizens Small Cap Core Growth Fund is required to invest at least 80% of its assets in small-capitalization companies. The Sentinel Responsible Investing (SRI) Emerging Companies Fund may invest a greater percentage of its net assets in foreign securities than the Citizens Small Cap Core Growth Fund, except that, unlike the Citizens Small Cap Core Growth Fund, the Sentinel Responsible Investing (SRI) Emerging Companies Fund’s foreign investments are limited to U.S. or Canadian dollar-denominated securities. Unlike the Citizens Small Cap Core Growth Fund, the Sentinel Responsible Investing (SRI) Emerging Companies Fund may participate in a securities lending program. Unlike the Sentinel Responsible Investing (SRI) Emerging Companies Fund, the Citizens Small Cap Core Growth Fund’s performance may be significantly impacted by investments in initial public offerings. Unlike the Citizens Small Cap Core Growth Fund, the Sentinel Responsible Investing (SRI) Emerging Companies Fund has limits with respect to the amount of net assets it may invest in derivative securities. In addition, the Citizens Small Cap Core Growth Fund may invest in an affiliated money market fund, whereas the Sentinel Responsible Investing (SRI) Emerging Companies Fund will not. See “Comparison of Investment Limitations” below for a further discussion of the Funds’ investment limitations.

Sentinel Responsible Investing (SRI) Core Opportunities Fund	Citizens Value Fund
Principal Investment Objective Long-term capital appreciation	Principal Investment Objective Long-term capital appreciation

Principal Investment Strategies
The Fund normally invests at least 65% of its net assets in stocks of large-capitalization companies based in the U.S. In this context, large-capitalization companies are companies with $8 billion or more in market capitalization.

Principal Investment Strategies
The Fund invests primarily in large-cap companies based in the U.S. During normal market conditions, Citizens invests at least 65% of the Fund’s assets in the common stock of companies that are larger than $8 billion in market capitalization at the time of purchase. At times, the Fund will also hold promising small- and medium-sized companies.

SAM’s philosophy is based on a long-term view and emphasizes diversification, high quality, valuation discipline and below-average risk. The Fund favors companies that have a high degree of corporate responsibility. SAM looks for securities of superior companies with a positive multi-year outlook offered at attractive valuation levels based on a number of metrics, including value relative to its history, peers and/or market over time. The Fund may invest up to 25% of its assets in stocks of companies within a single industry. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

Citizens focuses on asset-rich companies that it believes have shares selling at an attractive discount to their peers or historic norms, using measures of worth such as price-to-book value, price-to-sales value, break-up value or other metrics for a specific industry. Citizens favors companies that have a high degree of corporate responsibility, strong balance sheets and management. Citizens also looks for catalysts that will stimulate share price appreciation. By assessing the relative value of companies within industries Citizens is able to invest across many sectors of the stock market, rather than concentrating in a few sectors as may be the case if Citizens used absolute, rather than relative, value standards. Citizens believes this allows for lower risk than a more concentrated strategy.

The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.	The Fund may invest up to 10% of its net assets in foreign securities.

The Fund may engage in active and frequent trading to achieve its principal investment strategies. This may

Sentinel Responsible Investing (SRI) Core Opportunities Fund	Citizens Value Fund

result in a larger portion of any net gains being realized as short-term capital gains, and therefore being taxed as ordinary income when distributed to shareholders. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

The Fund may use derivative instruments (e.g., futures and options agreements) for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. It may establish derivative positions only when immediately thereafter not more than 5% of its total assets are held in derivative positions. The Fund is not required to use hedging and may choose not to do so. The Fund may participate in a securities lending program.

The Fund may, but need not, use derivative contracts, including options on securities, for any of the following purposes:
– to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in market prices
– as a substitute for buying or selling securities
– as a cash flow management technique
– to enhance the Fund’s return

The Fund may invest in repurchase agreements, provided the counterparty maintains the value of the underlying securities at a value not less than 102% of the repurchase price stated in the agreement. Under a repurchase agreement, a Fund purchases bonds and simultaneously agrees to resell these bonds to a counterparty at a prearranged time and specific price.

The Fund may enter into repurchase agreements with primary dealers or banks which are members of the Federal Reserve, secured by instruments issued or guaranteed by the U.S. Government and agencies or instrumentalities of the U.S. Government, the values, including accrued interest, of which are equal to or greater than 102% of the value of the repurchase price agreed to be paid by the seller.

The Fund may invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if SAM believes that adverse market or other conditions warrant. This is to attempt to protect the Fund’s assets from a temporary unacceptable risk of loss. If the Fund takes a temporary defensive position, it may not achieve its investment objective.

Under special circumstances — such as in order to reduce or avoid concentration in an industry or issuer or because of unusual market conditions — the Fund may temporarily place up to 100% of net assets in cash equivalents, or may otherwise depart from its stated investment strategy. To the extent that the Fund departs from its usual investment strategy, it increases the risk that it won’t achieve its goal.

The Fund may participate in a securities lending program.

The Fund may invest in initial public offerings (IPOs). IPOs may be especially volatile because they have no trading history, and information about their issuers may be limited. IPOs typically contribute more to Fund performance when a Fund is small, and less as it grows larger. IPOs may have significantly affected the Fund’s past performance and may affect its future performance.

The Fund may invest up to 25% of its assets in the Citizens Money Market Fund.

Citizens uses the same social screening process described above for the Citizens Core Growth Fund in managing the Citizens Value Fund. SAM expects to maintain the same process in managing the Sentinel Responsible Investing (SRI) Core Opportunities Fund as previously described above for this Fund.

Primary Differences. The Sentinel Responsible Investing (SRI) Core Opportunities Fund may invest a greater percentage of its net assets in foreign securities than the Citizens Value Fund, except that, unlike the Citizens Value Fund, the Sentinel Responsible Investing (SRI) Core Opportunities Fund’s foreign investments are limited to U.S. or Canadian dollar-denominated securities. Unlike the Citizens Value Fund, the Sentinel Responsible Investing (SRI) Core Opportunities Fund may participate in a securities lending program. Unlike the Sentinel Responsible Investing (SRI) Core Opportunities Fund, the Citizens Value Fund’s performance may be significantly impacted by investments in initial public offerings. Unlike the Citizens Value Fund, the Sentinel Responsible Investing (SRI) Core Opportunities Fund has limits with respect to the amount of net assets it may invest in derivative securities. In addition, the Citizens Value Fund may invest in an affiliated money market fund, whereas the Sentinel Responsible Investing (SRI) Core Opportunities Fund will not. See “Comparison of Investment Limitations” below for a further discussion of the Funds’ investment limitations.

Sentinel Balanced Fund	Citizens Balanced Fund
Principal Investment Objective A combination of growth of capital and current income, with relatively low risk and relatively low fluctuations in value	Principal Investment Objective Current income and capital appreciation

Principal Investment Strategies
The Fund primarily invests in common stocks and investment-grade bonds with at least 25% of its assets in bonds and at least 25% of its assets in common stock. When determining this percentage, convertible bonds and/or preferred stocks are considered common stocks, unless these securities are held primarily for income. Sentinel will divide the Fund’s assets among stocks and bonds based on whether it believes stocks or bonds offer a better value at the time. More bonds normally enhance price stability, and more stocks usually enhance growth potential. Up to 25% of the Fund’s assets may be invested in securities within a single industry.

Principal Investment Strategies
The Fund invests in a blend of both equity and fixed-income securities. The aim is to lower the portfolio’s overall risk while still providing an attractive means of investing in the financial markets. The percentage of stocks and fixed-income securities will vary based upon Citizens’ assessment of economic and market conditions. Under normal market conditions, Citizens will typically invest approximately 65% of the Fund in common stocks with the balance in bonds or mortgage-backed securities. However, in anticipation of periods of economic expansion, Citizens may allocate up to 75% of the portfolio to stocks. In anticipation of economic downturns the stock weighting could fall as low as 25%.

The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.	The Fund may invest up to 10% of its net assets in foreign securities.

Sentinel’s philosophy for the equity portion of the portfolio is based on a long-term view and emphasizes diversification, high quality, valuation discipline and below-average risk. Sentinel looks for securities of superior companies with a positive multi-year outlook offered at attractive valuation levels based on a number of metrics, including value relative to its history, peers and/or market over time, with attractive risk profiles and long-term adjusted returns. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

In the equity portion of the Fund, Citizens favors the common stock of high-quality, U.S. large-cap companies. These are typically companies that Citizens believes are financially strong leaders in their industries, with excellent records of corporate responsibility and market capitalizations greater than $8 billion at the time of purchase. At times, the Fund will also hold promising small- and medium-sized companies.

The Fund may invest without limitation in bonds in the first through the fourth highest categories of Moody’s Investors Service, Inc. (“Moody’s”), (Aaa to Baa) and Standard and Poor’s (A to BBB). It may also purchase bonds in the lowest rating categories (C for Moody’s and D for Standard and Poor’s) and comparable unrated

Citizens typically invests the fixed-income portion of the Fund in corporate debt (Citizens has the ability to invest up to 35% of the Fund’s fixed-income assets in high-yield securities, commonly known as “junk” bonds, when Citizens deems it favorable) and government debt with maturities ranging from 2 to 30 years, with the goal of

Sentinel Balanced Fund	Citizens Balanced Fund

securities. However, it will only purchase securities rated B3 or lower by Moody’s or lower than B- by Standard and Poor’s if SAM believes the quality of the bonds is higher than indicated by the rating. No more than 20% of the Fund’s total assets may be invested in lower-quality bonds (e.g., bonds rated below Baa by Moody’s or BBB by Standard & Poor’s).

maintaining a weighted average maturity between 3 and 15 years during normal market conditions. The Fund may also hold various types of short-term, money market securities such as discount notes, commercial paper or government obligations. Maturity may be longer when Citizens believes interest rates are falling or shorter when Citizens believes interest rates are rising.

The Fund may make unlimited investments in mortgage-backed U.S. government securities, including pass-through certificates guaranteed by the Government National Mortgage Association (“GNMA”). Each GNMA certificate is backed by a pool of mortgage loans insured by the Federal Housing Administration and/or the Veterans Administration, and provides for the payment of minimum fixed monthly installments of principal and interest. Timely repayment of principal and payment of interest is guaranteed by the full faith and credit of the U.S. Government. The Fund may invest in mortgage-backed securities guaranteed by the Federal National Mortgage Association (“FNMA”) and by the Federal Home Loan Mortgage Corporation (“FHLMC”). In all of these mortgage-backed securities, the actual maturity of and realized yield will vary based on the prepayment experience of the underlying pool of mortgages. Securities guaranteed by FNMA and FHLMC are not backed by the full faith and credit of the United States. While the original maximum life of a mortgage-backed security considered for this Fund can vary from 10 to 30 years, its average life is likely to be substantially less than the original maturity of the underlying mortgages, because the mortgages in these pools may be prepaid, refinanced, curtailed, or foreclosed. Prepayments are passed through to the mortgage-backed securityholder along with regularly scheduled minimum repayments of principal and payments of interest.

The Fund may engage in dollar roll transactions. In a dollar roll, a Fund sells mortgage-backed or U.S. Treasury securities for delivery in the current month, and simultaneously contracts to buy back securities of the same type, coupon and maturity on a predetermined future date. During the roll period, a Fund forgoes principal and interest paid on the mortgage-backed or U.S. Treasury securities. In return, a Fund receives the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), and interest earned on the cash proceeds of the initial sale. A “covered roll” is a specific type of dollar roll in which the proceeds of a dollar roll are held in a separate account and invested only in high-grade, money-market instruments. The Fund may only invest in covered rolls.

Sentinel Balanced Fund	Citizens Balanced Fund
In managing the fixed-income portion of the portfolio, the Fund utilizes an active trading approach, which may result in portfolio turnover greater than 100%.

The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may lead to the realization and distribution to shareholders of short-term capital gains, which would be taxed as ordinary income. Frequent trading also increases transaction costs, which include not only brokerage commissions and market spreads, but also market impact costs and opportunity costs. These transaction costs may be substantial. Transaction costs are not included in the fund’s annual operating expenses shown in the Fees and Expenses table in this proxy statement/prospectus but do detract from the Fund’s performance. The Financial Highlights section of this proxy statement/prospectus shows the Fund’s historical portfolio turnover rate. These rates could increase or decrease if market indications change or a fund changes its investment strategy.

The Fund may use derivative instruments (e.g., futures, options and swap agreements) for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. It may establish derivative positions only when immediately thereafter not more than 5% of its total assets are held in derivative positions. The Fund is not required to use hedging and may choose not to do so.

The Fund may, but need not, use derivative contracts, including options on securities, for any of the following purposes:
– to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in market prices
– as a substitute for buying or selling securities
– as a cash flow management technique
– to enhance the Fund’s return

The Fund may invest in repurchase agreements, provided the counterparty maintains the value of the underlying securities at a value not less than 102% of the repurchase price stated in the agreement. Under a repurchase agreement, a Fund purchases bonds and simultaneously agrees to resell these bonds to a counterparty at a prearranged time and specific price.

The Fund may enter into repurchase agreements with primary dealers or banks which are members of the Federal Reserve, secured by instruments issued or guaranteed by the U.S. Government and agencies or instrumentalities of the U.S. Government, the values, including accrued interest, of which are equal to or greater than 102% of the value of the repurchase price agreed to be paid by the seller.

The Fund may invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if Sentinel believes that adverse market or other conditions warrant. This is to attempt to protect the Fund’s assets from a temporary unacceptable risk of loss. If the Fund takes a temporary defensive position, it may not achieve its investment objective.

Under special circumstances — such as in order to reduce or avoid concentration in an industry or issuer or because of unusual market conditions — the Fund may temporarily place up to 100% of net assets in cash equivalents, or may otherwise depart from its stated investment strategy. To the extent that the Fund departs from its usual investment strategy, it increases the risk that it won’t achieve its goal.

The Fund may participate in a securities lending program.

To a limited extent, the Fund may invest in initial public offerings (IPOs). IPOs may be especially volatile because they have no trading history, and information about their issuers may be limited. IPOs typically contribute more to Fund performance when a Fund is small, and less as it grows larger. IPOs may have significantly affected the Fund’s past performance and may affect its future performance.

Sentinel Balanced Fund	Citizens Balanced Fund
The Fund may invest up to 25% of its assets in the Citizens Money Market Fund.

Citizens uses the same social screening process described above for the Citizens Core Growth Fund in managing the Citizens Balanced Fund.

Primary Differences. While Sentinel may consider one or more of the factors described in the “social screening” process above, it does not apply social screens or focus on a company’s record of corporate responsibility in managing the Sentinel Balanced Fund. The Sentinel Balanced Fund may invest a greater percentage of its net assets in foreign securities than the Citizens Balanced Fund, except that, unlike the Citizens Balanced Fund, the Sentinel Balanced Fund’s foreign investments are limited to U.S. or Canadian dollar-denominated securities. The fixed-income portion of the Sentinel Balanced Fund generally focuses more on U.S. agency mortgage-backed securities than does the Citizens Balanced Fund. Unlike the Citizens Balanced Fund, the Sentinel Balanced Fund may participate in a securities lending program. Unlike the Sentinel Balanced Fund, the Citizens Balanced Fund’s performance may have been significantly impacted by investments in initial public offerings. Unlike the Citizens Balanced Fund, the Sentinel Balanced Fund has limits with respect to the amount of net assets it may invest in derivative securities. In addition, the Citizens Balanced Fund may invest in an affiliated money market fund, where the Sentinel Balanced Fund does not. See “Comparison of Investment Limitations” below for a further discussion of the Funds’ investment limitations.

COMPARISON OF INVESTMENT LIMITATIONS

In addition to the objectives and policies described above, each Sentinel Fund and Citizens Fund is subject to certain investment limitations. More complete information about the Funds may be found in each Fund’s Prospectus and Statement of Additional Information, as they may be amended and/or supplemented, which set forth in full the investment objectives, policies and limitations of each Sentinel Fund and Citizens Fund. A summary of the fundamental and non-fundamental limitations of each Sentinel Fund and each Citizens Fund is set forth on Annex A to this Proxy Statement/Prospectus. The limitations for the Sentinel Funds and the Citizens Funds are generally similar; however, you may want to note the following differences:

Sentinel Responsible Investing (SRI) Core Opportunities Fund and Citizens Core Growth Fund

Unlike the Citizens Core Growth Fund, the Sentinel Responsible Investing (SRI) Core Opportunities Fund has stated policies that indicate it:

  may not purchase securities on margin;

  may not purchase from or sell to any officer, director or employee of the Corporation, SAM, SFSC or a subadvisor (or any of their officers or directors) any securities other than Fund shares;

  may not invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange;

  may not invest for purposes of exercising control or management;

  may not make short sales of securities; and
  may not invest more than 25% of its net assets in repurchase agreements.

In addition, the Sentinel Responsible Investing (SRI) Core Opportunities Fund has additional restrictions on investing in derivative securities, to which the Citizens Core Growth Fund may not be subject.

Unlike the Sentinel Responsible Investing (SRI) Core Opportunities Fund, the Citizens Core Growth Fund has stated policies that indicate it may not invest more than 25% of its assets in the Citizens Money Market Fund.

Sentinel Responsible Investing (SRI) Emerging Companies Fund and Citizens Emerging Growth Fund

Unlike the Citizens Emerging Growth Fund, the Sentinel Responsible Investing (SRI) Emerging Companies Fund has stated policies that indicate it:

  may not purchase securities on margin;

  may not purchase from or sell to any officer, director or employee of the Corporation, SAM, SFSC or a subadvisor (or any of their officers or directors) any securities other than Fund shares;

  may not invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange;

  may not invest for purposes of exercising control or management;

  may not make short sales of securities; and

  may not invest more than 25% of its net assets in repurchase agreements.

In addition, the Sentinel Responsible Investing (SRI) Emerging Companies Fund has additional restrictions on investing in derivative securities, to which the Citizens Emerging Growth Fund may not be subject.

Unlike the Sentinel Responsible Investing (SRI) Emerging Companies Fund, the Citizens Emerging Growth Fund has stated policies that indicate it may not invest more than 25% of its assets in the Citizens Money Market Fund.

Sentinel International Equity Fund and Citizens Global Equity Fund

Unlike the Citizens Global Equity Fund, the Sentinel International Equity Fund has stated policies that indicate it:

  may not purchase securities on margin;

  may not purchase from or sell to any officer, director or employee of the Corporation, SAM, SFSC or a subadvisor (or any of their officers or directors) any securities other than Fund shares;

  may not invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange;

  may not invest for purposes of exercising control or management;

  may not make short sales of securities;

  may not invest in restricted securities;

  may not invest more than 5% of its assets in a single issuer, with certain exceptions;

  may not invest in illiquid securities;

  may not invest more than 25% of its net assets in repurchase agreements;

  may not invest more than 40% of its assets in any one country;

  must normally be invested in ten or more countries;

  may not invest more than 20% of its total assets in emerging markets;

  must invest at least 75% of its total assets in securities of non-U.S. issuers;

  may not invest more than 25% of its total assets in companies organized in the United States, and only if they have at least 50% of their assets and/or revenues outside the United States; and

  may not invest in convertible or debt securities rated below Baa by Moody’s or BBB or higher by Standard & Poor’s.

In addition, the Sentinel International Equity Fund has additional restrictions on investing in derivative securities, to which the Citizens Global Equity Fund may not be subject.

Unlike the Sentinel International Equity Fund, the Citizens Global Equity Fund has stated policies that indicate it:

  normally invests in a minimum of three countries, but will typically invest more broadly;

  may not invest more than 25% of its total assets in emerging markets;

  may not invest more than 15% of its nets assets in illiquid securities;

  may not invest more than 25% of its assets in the Citizens Money Market Fund; and

  applies social screens as part of its investment process.

Sentinel Government Securities Fund and Citizens Income Fund

Unlike the Citizens Income Fund, the Sentinel Government Securities Fund has stated policies that indicate it:

  may not purchase securities on margin;

  may not purchase from or sell to any officer, director or employee of the Corporation, SAM, SFSC or a subadvisor (or any of their officers or directors) any securities other than Fund shares;

  may not invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange;

  may not invest for purposes of exercising control or management;

  may not make short sales of securities;

  may not invest in illiquid or restricted securities;

  may not invest more than 25% of its net assets in repurchase agreements;

  may invest up to 20% of its net assets in high-quality, money-market instruments that are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and

  may not change its policy of investing, under normal circumstances, at least 80% of its assets in government securities, unless the Fund provides certain notice to shareholders.

In addition, the Sentinel Government Securities Fund has additional restrictions on investing in derivative securities, to which the Citizens Income Fund may not be subject.

Unlike the Sentinel Government Securities Fund, the Citizens Income Fund has stated policies that indicate it:

  may not invest more than 25% of its assets in any one industry, with certain exceptions (e.g., U.S. government securities);

  may invest up to 100% of it assets in cash, commercial paper, high-grade bonds or cash equivalents for temporary defensive reasons under certain conditions;

  may not invest more than 25% of its assets in the Citizens Money Market Fund; and

  applies social screens as part of its investment process.

Sentinel U.S. Treasury Money Market Fund and Citizens Money Market Fund

Unlike the Citizens Money Market Fund, the Sentinel U.S. Treasury Money Market Fund has stated policies that indicate it:

  may not purchase securities on margin;

  may not purchase from or sell to any officer, director or employee of the Corporation, SAM, SFSC or a subadvisor (or any of their officers or directors) any securities other than Fund shares;

  may not invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange;

  may not invest for purposes of exercising control or management;

  may not make short sales of securities;

  may not invest in restricted securities;

  may not invest more than 25% of its net assets in repurchase agreements;

  may not change its policy of investing, under normal circumstances, at least 80% of its assets in U.S. Treasury securities, unless the Fund provides certain notice to shareholders; and

  may not invest more than 10% of its total assets in certain money market funds.

In addition, the Sentinel U.S. Treasury Money Market Fund has additional restrictions on investing in derivative securities, to which the Citizens Money Market Fund may not be subject.

Unlike the Sentinel U.S. Treasury Money Market Fund, the Citizens Money Market Fund has stated policies that indicate it:

  may not invest more than 25% of its assets in any one industry, with certain exceptions (e.g., U.S. government securities); and

  applies social screens as part of its investment process.

Sentinel Responsible Investing (SRI) Emerging Companies Fund and Citizens Small Cap Core Growth Fund

Unlike the Citizens Small Cap Core Growth Fund, the Sentinel Responsible Investing (SRI) Emerging Companies Fund has stated policies that indicate it:

  may not purchase securities on margin;

  may not purchase from or sell to any officer, director or employee of the Corporation, SAM, SFSC or a subadvisor (or any of their officers or directors) any securities other than Fund shares;

  may not invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange;

  may not invest for purposes of exercising control or management;

  may not make short sales of securities; and

  may not invest more than 25% of its net assets in repurchase agreements.

In addition, the Sentinel Responsible Investing (SRI) Emerging Companies Fund has additional restrictions on investing in derivative securities, to which the Citizens Small Cap Core Growth Fund may not be subject.

Unlike the Sentinel Responsible Investing (SRI) Emerging Companies Fund, the Citizens Small Cap Core Growth Fund has stated policies that indicate it may not invest more than 25% of its assets in the Citizens Money Market Fund; and

  may not change its policy of investing, under normal circumstances, at least 80% of its net assets in stocks of companies within the range of the Russell 2000 Growth Index as measured by market capitalization without providing certain shareholder notice.

Sentinel Responsible Investing (SRI) Core Opportunities Fund and Citizens Value Fund

Unlike the Citizens Value Fund, the Sentinel Responsible Investing (SRI) Core Opportunities Fund has stated policies that indicate it:

  may not purchase securities on margin;

  may not purchase from or sell to any officer, director or employee of the Corporation, SAM, SFSC or a subadvisor (or any of their officers or directors) any securities other than Fund shares;

  may not invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange;

  may not invest for purposes of exercising control or management;

  may not make short sales of securities; and

  may not invest more than 25% of its net assets in repurchase agreements.

In addition, the Sentinel Responsible Investing (SRI) Core Opportunities Fund has additional restrictions on investing in derivative securities, to which the Citizens Value Fund may not be subject.

Unlike the Sentinel Responsible Investing (SRI) Core Opportunities Fund, the Citizens Value Fund has stated policies that indicate it may not invest more than 25% of its assets in the Citizens Money Market Fund.

Sentinel Balanced Fund and Citizens Balanced Fund.

Unlike the Citizens Balanced Fund, the Sentinel Balanced Fund has stated policies that indicate it:

  may not purchase securities on margin;

  may not purchase from or sell to any officer, director or employee of the Corporation, SAM, SFSC or a subadvisor (or any of their officers or directors) any securities other than Fund shares,

  may not invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange;

  may not invest more than 5% of its assets in a single issuer other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including mortgage-backed securities;

  may not invest for purposes of exercising control or management;

  may not make short sales of securities;

  may not invest in illiquid or restricted (unless they are deemed liquid) securities;

  must invest at least 25% of its assets in bonds;

  must invest at least 25% of its assets in common stocks;

  may only purchase securities rated B3 or lower by Moody’s or lower than B- by Standard and Poor’s if SAM believes the quality of the bonds is higher than indicated by the rating;

  may not invest more than 20% of its total assets in debt securities that are rated below “investment grade” (or, if not rated, which SAM determines possess similar credit characteristics); and

  may not invest more than 25% of its net assets in repurchase agreements.

In addition, the Sentinel Balanced Fund has additional restrictions on investing in derivative securities, to which the Citizens Balanced Fund may not be subject.

Unlike the Sentinel Balanced Fund, the Citizens Balanced Fund has stated policies that indicate it:

  may not invest more than 15% of its net assets in illiquid securities;

  may not invest more than 25% of its assets in the Citizens Money Market Fund; and

  applies social screens as part of its investment process.

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

Citizens Funds

The Trust and Citizens Securities are parties to a distribution agreement under which Citizens Securities acts as principal underwriter and distributor for the Trust’s shares.

The Trust’s Board of Trustees has adopted a Distribution Plan under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder with respect to the Standard and Administrative shares of Citizens Core Growth Fund, Citizens Emerging Growth Fund and Citizens Global Equity Fund and the Standard shares of Citizens Small Cap Core Growth Fund, Citizens Value Fund, Citizens Income Fund and Citizens Balanced Fund (collectively, the “12b-1 Classes of the Funds”). In approving the 12b-1 Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit the 12b-1 Classes of the Funds and their respective shareholders.

Pursuant to this Plan, the Trust, on behalf of the 12b-1 Classes of the Funds, may make payments for the provision of:

  distribution services,

  services in respect of the sale of shares of the applicable class advertising, marketing or other promotional activity, and

  preparation, printing, and distribution of prospectuses and statements of additional information and reports of the Trust for recipients other than regulators and existing shareholders of the Trust and for the provision of personal service and the maintenance of shareholder accounts.

The Distribution Plan allows for compensation to be paid to the Funds’ distributor and others in an amount equal to 0.25% of the average annual net assets of the applicable 12b-1 Class of the Fund. The Distribution Plan does not apply to Institutional shares and currently no fees under the Distribution Plan are being paid by the Citizens Money Market Fund.

The 12b-1 Plan will continue in effect unless terminated as provided below, if approved at least annually by the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) and who have no financial interest in the operation of the Plan or in any agreement related to the Plan. These Trustees are known as “Qualified Trustees.” Agreements related to the Plan must also be approved in the same manner by a vote of the Trustees and the Qualified Trustees. These agreements will terminate automatically if assigned, and may be terminated with respect to any 12b-1 Class of the Funds at any time, without payment of any penalty, by a vote of the majority of the Qualified Trustees or a vote of the majority of outstanding securities of the applicable class, on not more than 60 days notice. The Plan further provides that, while it is in effect, the selection and nomination of Qualified Trustees shall be committed to the discretion of the Qualified Trustees. The Plan may not be amended to increase materially the amounts to be spent without shareholder approval, and all amendments must be approved by the Trustees.

The Distribution Plan provides that the Trustees shall review quarterly reports provided by the Treasurer of the Trust, setting forth the amounts, payments and the purpose for which the amounts were expended.

Sales Loads. The Citizens Funds do not impose any front-end or contingent deferred sales loads.

Citizens Securities may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. Citizens Securities may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by Citizens Securities and may be substantial. Citizens Advisers may make similar payments under similar arrangements. These payments are often referred to as “revenue sharing payments.” The recipients of these payments may include broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the Funds. These payments may provide a financial intermediary and its sales persons with an incentive to favor sales of the Funds’ shares over sales of other mutual funds (or non-mutual fund investments) where the intermediary does not receive such payments or receives them in a lower amount.

Sentinel Funds

The Corporation and SFSC are parties to a distribution agreement under which SFSC acts as principal underwriter for the Corporation’s shares, which provides that SFSC use its best efforts to continuously offer the Funds’ shares. The contract may be terminated by either party thereto on 60 days’ written notice, without penalty, and it terminates automatically in the event of its assignment. The distribution contract must be approved annually in one of the same ways as described for the advisory agreements. As the sole initial shareholder of the Sentinel Responsible Investing (SRI) Core Opportunities Fund and the Sentinel Responsible Investing (SRI) Emerging Companies Fund, SAM intends to provide the initial approval of the distribution agreement for these Funds.

Distribution (12b-1) Fees. The Class A shares of each Sentinel Fund, other than the Sentinel U.S. Treasury Money Market Fund, have adopted plans under Rule 12b-1 that allow the Sentinel Funds to pay fees for the sale and distribution of their shares, and for services provided to shareholders. The Class A shares of the Sentinel Funds will pay to SFSC a monthly fee of up to a maximum annual rate of (a) 0.30% of average daily net assets in the case of the Sentinel Balanced and Sentinel International Equity Funds and (b) 0.20% of average daily net assets in the case of the Sentinel Government Securities Fund. Such fee reimburses SFSC for expenses actually incurred in marketing the Funds. Those expenses may include fees paid by SFSC to intermediaries up to the maximum annual rate for distribution and up to 0.25% for servicing. No fee is paid with respect to any Sentinel Fund shares purchased prior to March 1, 1993.

The Sentinel Funds are not assessed a 12b-1 fee on the shares owned by National Life Insurance Company, which may result in an overall 12b-1 fee of less than the maximum for so long as National Life Insurance Company maintains its investment. In addition, the retirement plans of the National Life Insurance Company and its affiliates receive a rebate of the 12b-1 fees paid by the plans.

Sales Loads. Class A shares of the Sentinel U.S. Treasury Money Market Fund and all Class I shares are not subject to any sales load. For all purchases of Class A shares, other than those of the Sentinel U.S. Treasury Money Market Fund, investors pay the public offering price, which includes the front-end sales charge, next computed after the order is received. The sales charge ranges from 5% of the offering price to zero. The sales charge will depend on the size of the purchase. As further described below, shareholders of the Citizens Funds who receive Class A shares of the applicable Sentinel Fund will not pay a sales charge in connection with the Reorganization.

		Sales charge as a
Fund		percentage of:
Sentinel Balanced			net
Sentinel International Equity		offering	amount
Sentinel Responsible Investing	Sale Size	price	invested	Reallowance
(SRI) Core Opportunities	$0 to $24,999	5.00%	5.26%	4.50%
Sentinel Responsible Investing	$25,000 to $49,999	4.50%	4.71%	4.25%
(SRI) Emerging Companies	$50,000 to $99,999	4.00%	4.17%	3.75%
	$100,000 to $249,999	3.00%	3.10%	2.75%
	$250,000 to $999,999	2.00%	2.04%	1.75%
	$1,000,000 or more	0.00%	0.00%	0.00%

		Sales charge as a
Fund		percentage of:
			net
		offering	amount
	Sale Size	price	invested	Reallowance
	$0 to $49,999	4.00%	4.17%	3.75%
Sentinel Government Securities	$50,000 to $99,999	3.50%	3.63%	3.25%
	$100,000 to $249,999	3.00%	3.09%	2.75%
	$250,000 to $499,999	2.50%	2.56%	2.25%
	$500,000 to $999,999	2.00%	2.04%	1.75%
	$1,000,000 or more	0.00%	0.00%	0.00%

In cases in which there is no sales charge because the purchase was $1,000,000 or more, SFSC will pay intermediaries compensation of 1.00% for sales of up to $14,999,999 (for the Sentinel Balanced and International Equity Funds) and for sales of up to $4,999,999 for sales of the other Sentinel Funds. In these cases, if the investor redeems the shares in the first eighteen months after the purchase, a 1.00% contingent deferred sales charge (“CDSC”) will be imposed. For sales in excess of these amounts, SFSC will individually negotiate intermediary compensation and CDSCs. For partial redemptions of shares, any CDSC is imposed on the original cost of the shares redeemed. If part of an investor’s shares are redeemed, the redemption request will be increased by the amount of any CDSC due. If the entire account is redeemed, Sentinel Administrative Services, Inc. (“SASI”) will deduct any CDSC due from the redemption proceeds. SFSC receives the entire amount of any CDSC paid. Also see “Waiver or Reduction of a CDSC” below. In determining whether a CDSC is payable, SASI will first redeem shares not subject to any charge.

Reduced Sales Charges. Sales charges on Class A shares may be reduced or eliminated in certain situations. Please note that, to take advantage of any reduced or eliminated sales charge, SASI, SFSC or the financial intermediary must be informed of the eligibility at the time of purchase, and the investor must provide any necessary information about the accounts involved.

Right of Accumulation. Quantity discounts begin with investments in Class A shares (not including no-load initial investments in the Sentinel U.S. Treasury Money Market Fund) of $25,000. An investor may qualify for quantity discounts based on the current value of all classes of shares of the Sentinel Funds (except Class I shares), taken together, that are owned by the investor or the investor’s spouse or minor children, or a fiduciary for these persons. Shares held under the tax identification number of anyone other than the investor or the investor’s spouse or minor children, however, do not qualify for quantity discounts. Contact SASI for help in combining accounts for purposes of obtaining quantity discounts by combining accounts or purchases. In order to receive a reduced sales charge, each time the investor purchases shares the investor should inform SASI, SFSC or the financial intermediary of any other shares owned by the investor or the investor’s spouse or minor children. These may include shares held in personal accounts, certain retirement accounts, employee benefit plan accounts, UGMA/UTMA accounts, joint tenancy accounts, trust accounts and transfer on death accounts, as well as shares purchased by a trust of which the investor is a beneficiary. The investor’s financial adviser or other financial intermediary may request documentation including account statements and records of the original acquisition of the shares owned by the investor or the investor’s spouse or minor children to show that the investor qualifies for a reduced sales charge. Investors should retain these records because, depending on where an account is held or the type of account, the Fund, SASI and/or the investor’s financial adviser or other financial intermediary may not be able to maintain this information.

Letter of Intent. Investors may use a letter of intent to obtain a reduced initial sales charge to make investments (other than initial no-load investments in the Sentinel U.S. Treasury Money Market Fund) that include Class A shares, if the total of the offering price of all such investments is $25,000 or more over a period of 13 months (30 months in the case of corporate qualified plans) and the letter is dated within 90 calendar days of the first purchase to be included. An investor may count purchases to be made by the investor or the investor’s spouse or minor children. The letter of intent is not a binding commitment to complete the intended purchases. All purchases made under the letter of intent during the period covered will be made at the reduced sales charge for the intended total purchase. Dividends and distributions will be reinvested without a sales charge and will not count as purchases under the letter of intent. SASI will hold in escrow 2% of the shares purchased under the letter of intent, and release these shares when/if the intended purchases are completed. If by the end of the period covered by the letter of intent, the investor has not made the intended purchases, an additional sales charge may be due. The additional amount will be equal to what the initial sales charge would have been on the amount actually invested, minus the sales charges already paid. SASI will notify the investor if an additional sales charge is due, which must be paid within 20 days after SASI’s notification is sent, or SASI may redeem shares held in escrow to the extent necessary to pay this charge. Then, SASI will release any remaining escrow shares. The redemption of shares for this purpose will be a taxable event to the investor.

Advantage Program. Employers establishing either SIMPLE-IRAs, SEP-IRAs or Section 403(b) plans investing in the Sentinel Funds for which SASI is the agent for the custodian may group participating employee accounts together in such a way as to result in reduced sales charges for quantity purchases. Quantity discounts under this program are based upon the current value of investments in the Sentinel Funds.

Net Asset Value Purchases. Investors may purchase Class A shares of the Sentinel Funds at net asset value if they are included in the following list:

  current and former Directors of the Corporation and predecessors to the Sentinel Funds, and former Trustees of the Pennsylvania Tax-Free Trust and its predecessors;

  current and retired employees and Directors of SAM and its affiliates, and National Life Insurance Company employee benefit plans;

  certain employees of Keane, Inc. and DST Systems, Inc., which provide services to SAM, SASI and/or SFSC;

  registered representatives and other employees of securities dealers that have entered into a sales agreement with SFSC;

  members of the immediate families of, or survivors of, all of these individuals;

  non-profit organizations with which any of these persons are actively involved;

  purchasers who are investing section 403(b) loan principal repayments; or

  former shareholders of the Bramwell Growth Fund or Bramwell Focus Fund, each a series of The Bramwell Funds, Inc., who in those funds’ 2006 reorganization received Class A shares of the Sentinel Capital Growth or Growth Leaders Funds, as applicable. This privilege is not available for shares purchased through an omnibus or other intermediary account unless the underlying investor meets this criterion.

  former shareholders of the Citizens Funds who, if the Reorganizations are approved and consummated, receive Class A shares of the applicable Sentinel Fund. This privilege is not available for shares purchased through an omnibus or other intermediary account unless the underlying investor meets this criterion.

Other Waivers of Front-end Loads. The Sentinel Funds also waive the front-end load where purchasers demonstrate that they are included in one of the following groups:

  investment advisors who place trades for their own accounts or the accounts of their clients, and who charge an investment management fee for their services, and clients of these investment advisors who place trades for their own accounts.

  clients of trust companies who have entered into an agreement with SFSC under which all their clients are eligible to buy Class A shares at net asset value.

  qualified pension, profit-sharing or other employee benefit plans whose transactions are executed through a financial institution or service organization that has entered into an agreement with SFSC to use the Sentinel Funds in connection with the accounts. SFSC may pay intermediaries compensation of 1.00% for sales of the Sentinel Funds under this waiver. A CDSC of 1.00%, subject to eligibility for waiver or reduction of a CDSC as outlined in this Prospectus, may apply to shares redeemed within eighteen months of purchase.

  investors investing the proceeds of a distribution from a qualified retirement plan with assets in an omnibus account holding Class A shares of a Sentinel Fund where the plan record keeper has entered into an agreement with SASI.

If more than one person owns an account, all owners must qualify for the lower sales charge. Please also note that transaction and/or other fees may be charged if transactions in Fund shares are effected through an intermediary.

Information about sales charge reductions and waivers is available, free of charge in a clear and prominent format, via hyperlink at the Sentinel Funds’ website at www.sentinelinvestments.com.

Reinstatement. If an investor sells shares or receives dividends or capital gains distributions in cash and subsequently wants to reinvest the proceeds, the investor may do so within 90 days at net asset value, without paying any additional sales charge.

Other Distribution Matters. Equity Services, Inc, an affiliate of SAM, receives a dealer reallowance equal to the entire sales charge on its sales of Sentinel Fund shares. As a result, it may be considered an underwriter of the Sentinel Funds’ shares.

SFSC, SAM and/or an affiliate may pay amounts or otherwise provide items of material value out of their own resources to certain intermediaries that support the sale of the Sentinel Funds or provide services to Fund shareholders. This practice may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund. Payments may be based on, among other things, the number or value of shares that the intermediary sells or may sell; the value of the intermediary’s client assets invested in Sentinel Funds; or the type and nature of services or support furnished by the intermediary. In connection with these payments, the intermediary may elevate the prominence or profile of the Funds within the intermediary’s organization by, for example, placing them on a list of preferred or recommended funds and/or granting the SFSC preferential or enhanced opportunities to promote the Sentinel Funds. Additional information about these arrangements is available in the Sentinel Funds’ Statement of Additional Information.

COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND PROCEDURES.

The following highlights and compares the purchase, redemption, and exchange policies and procedures of the Funds. For a more complete discussion of each Fund’s purchase, redemption, and exchange policies and procedures, please see the applicable section of the Fund’s Prospectus.

The Sentinel Funds are only registered for sale in the United States and its territories. Additional purchases will not be permitted in accounts that have or have changed their registration to a non-U.S. military, foreign address.

The price of Sentinel Fund shares is based on the next calculation of NAV after an investor’s order is placed. Any purchase orders properly placed prior to the close of business on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) will be priced at the NAV determined that day, plus applicable front-end sales charges (public offering price).

Policy/Procedure	Sentinel Funds	Citizens Funds
Investment Minimums Regular Accounts UGMA/UTMA Retirement Accounts Automatic Plans	Initial/Additional (Class A) $1,000/$50 1,000/50 50/50	Initial/Additional (Standard) $2,500/50 1,000/50 1,000/50 1,000/50 Initial/Additional (Administrative) $1 million/None

Class I shares do not charge a sales load and typically have an expense ratio that is lower than the Fund’s other classes of shares. Class I shares do not offer certain account services available to other classes, such as check writing, automatic investment and withdrawal plans and online account access. Class I shares are generally appropriate for investors who pay their financial intermediary other than through a sales charge (i.e., sales load and/or 12b-1 fee) and/or who do not have a need for those additional account services from the Fund. The following types of investors are eligible to purchase Class I shares:

  Institutional investors with an initial investment of at least $1 million in Class I shares.
  Qualified tuition programs established under Section 529 of the Internal Revenue Code of 1986, as amended.
  Registered investment companies.
  Synovus Trust Company for trust accounts established on behalf of its clients.
  Accounts that received Class I shares of a Sentinel Fund in exchange for Class A shares of a Synovus Fund in a reorganization, but only with respect to reinvested dividends and distributions.
  Accounts that received Class I shares of a Sentinel Fund in exchange for Institutional Shares of a Citizens Fund in a reorganization.
  Retirement and deferred compensation plans established for the benefit of the employees or agents of National Life Insurance Company and its affiliates or the Sentinel Board.
Initial/Additional (Institutional) $1 million/None

These investment minimums apply to accounts held on the Funds’ records. Intermediaries that maintain omnibus accounts on the Funds’ records may establish different minimums for their clients holding through

Citizens reserves the right to waive or reduce the minimum initial investment amount at its discretion.

Policy/Procedure	Sentinel Funds	Citizens Funds
such omnibus accounts. In addition, the Fund may waive investment minimums to the extent such waivers are approved by the Fund’s Chief Compliance Officer and reported to the Sentinel Board.
Purchases	Purchases may be made by check, facsimile, wire, dealer wire or through an intermediary. Investors in Class A shares may also make purchases online, by telephone or through automatic investment plans.	Purchases may be made by check, wire, automated clearing house or through an intermediary.
Redemptions

Redemptions may be made by mail, facsimile, dealer wire or through an intermediary. Redemptions in the Sentinel U.S. Treasury Money Market Fund may be made by check.

Class A shares may also be redeemed online, by telephone and through a systematic withdrawal plan.

The Fund may, at its discretion, redeem its shares in kind (i.e., in securities rather than in cash).

Redemptions may be made by mail, phone, online, through an intermediary, systematic withdrawal plan or systematic exchange plan

Investors in the Money Market Fund may redeem through a check writing program or via a MasterCard (™) that may be used at automated teller machines or to make purchases at any location that accepts credit cards.

The Fund may, at its discretion, redeem its shares in kind (i.e., in securities rather than in cash) if redemption is for more than $250,000.

Exchanges

Exchanges of shares of one Fund for shares of the same class of another series of the Corporation, if offered, may be made by telephone, in writing or by automatic exchange. New purchases must remain in an account for 15 days before they can be exchanged. The normal minimum account sizes apply to new accounts opened by exchange. The Funds may modify or terminate the exchange privilege with 60 days notice.

Exchanges may be made from one Citizens Fund to another at any time by phone or written request. Exchange between accounts with identical registration information may also be made online at www.citizensfunds.com.
Investment minimums and minimum balance requirements apply with all exchanges.

Small Accounts

Due to the expense of maintaining accounts with small balances, the Sentinel Funds reserve the right to liquidate, and/or to charge an annual maintenance fee of up to $25 to any account that has a current value less than $1,000 and that has been open for at least 24 months. This fee will be deducted automatically from each participant account in June of each year unless it is prepaid.

If an account falls below the minimum for a share class, a Fund May:
- Charge the account a $20 fee annual for Standard shares or close the account;
- Convert an Administrative or Institutional account to Standard shares.

Policy/Procedure	Sentinel Funds	Citizens Funds
Frequent Trading

The Funds will not accommodate excessive trading in any Fund, and they have therefore adopted a policy to deter such trading. The policy has been reviewed and approved by the Sentinel Board. Under this policy, a Fund will reject any purchase order or exchange request if the Fund has determined that an investor’s trading, in the judgment of the Fund, has been or may be disruptive to a Fund. In making this judgment, a Fund may consider trading done in multiple accounts under common ownership or control. Certain types of regular transactions that will not be deemed by the Funds to be excessive trading for this purpose include systematic exchanges, dollar cost averaging, regular rebalancing of holdings in the Funds (e.g., periodic rebalancing to maintain an investment advisor’s asset allocation model) and pre-authorized withdrawals.

The policy applies to all shareholders. However, a Fund may not be able to determine that a specific purchase order or request for exchange or redemption, particularly an order or request made through omnibus accounts or 401(k) plans, is excessive or disruptive to the Fund. The Funds therefore make no representation that all such purchase orders or exchange requests can or will be rejected. In addition, with respect to shares held on the books of third party intermediaries, such as retirement plan administrators, the Funds may work with such intermediaries to implement additional procedures that the Funds determine are reasonably designed to achieve the objective of the Funds’ excessive trading policy. Where an intermediary adopts such procedures, shareholders whose accounts are on the books of such intermediary will be subject to that intermediary’s procedures, which may differ from the procedures applied by the Funds to accounts held directly on the Funds’ books, but which are reasonably designed to achieve the same objective.

Each Sentinel Fund, except the Sentinel U.S. Treasury Money Market Fund, has also adopted a redemption fee of 1.00% that will be assessed on the redemption of shares held for 15 calendar days or less, except that the Sentinel International Equity Fund charges a redemption fee of 2.00% on shares held for 30 calendar days or less. Redemption fees may not apply to certain transactions if investors or the financial intermediary make SASI aware

The Funds may restrict or refuse exchanges that appear to be part of a pattern of “market timing” or other simultaneous orders affecting a Fund’s assets. Shareholders who abuse the exchange privilege may lose their exchange privileges or have their account closed. If a shareholder loses the exchange privileges, the shareholder can still keep or sell shares.

The Citizens Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Funds may limit additional exchanges or purchases of Fund shares by shareholders who we believe are engaged in these abusive trading activities. The application of the Funds’ policies and procedures involves judgment and discretion and, as a result, different shareholders may be treated differently. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Citizens Board has not adopted specific restrictions on purchases and sales of Fund shares, but the Funds reserve the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what Citizens believes to be market timing, Citizens will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that Citizens believes could be either abusive or for legitimate purposes, a Fund may permit the account holder to justify the activity.

Policy/Procedure	Sentinel Funds	Citizens Funds

of the circumstances and provide any requested documentation regarding such circumstances prior to a redemption, including redemptions related to death, disability or qualified domestic relations order; certain types of account transactions, such as redemptions pursuant to systematic withdrawal programs, withdrawals due to disability, and redemptions related to payment of custodian fees; and certain types of retirement plan transactions, such as loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts or redemptions related to payment of plan fees. Certain intermediaries may not apply all of these waivers, may apply other reasonable waivers or may pay redemption fees on behalf of their clients.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. The Funds’ ability to monitor trading in omnibus accounts may, however, be severely limited due to the lack of access to an individual investor’s trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of the Funds’ service providers to identify or terminate frequent trading activity within the various types of omnibus accounts.

The Funds’ policies also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibit short-term trades by such personnel for their own account in the Funds, other than money market funds. Additionally, the Funds have adopted policies and procedures to prevent the selective release of information about the funds’ portfolio holdings, as such information may be used for market timing and similar abusive practices.

As noted above, if a Fund is unable to detect and deter trading abuses, the Fund’s performance, and its long-term shareholders, may be harmed. In addition, because the Fund has not adopted any specific limitations or restrictions on the trading of Fund shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of Fund shares, even when the trading is not for abusive purposes.

Policy/Procedure	Sentinel Funds	Citizens Funds

The Funds’ policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Citizens Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware; however, that any surveillance techniques currently employed by the Funds or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. The Funds will provide advance notice to shareholders and prospective investors of any specific restrictions on the trading of Fund shares that the Citizens Board may dopt in the future.

Securities Valuation

Equity securities are valued at the latest transaction prices on the principal stock exchanges on which they are traded.

Equity securities held by the Sentinel International Equity Fund and traded primarily on foreign markets are valued based on the latest transaction prices on the principal stock exchanges on which they are trading.

Unlisted and listed securities for which there were no sales or insufficient sales during the day are valued at the mean between the latest available bid and asked prices.

Fixed-income securities are valued daily on the basis of valuations furnished by an independent pricing service that, under the supervision of the Sentinel Board, determines valuations for normal institutional-sized trading units of debt securities, without exclusive reliance upon quoted prices. The mean between the bid and asked prices is used for valuation purposes. The valuations by the pricing service are believed to reflect more accurately the fair market value of such securities than the last reported sale.

Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Exchange-traded options are valued at the last sale price unless there is no timely sale price,

Each Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE or on the primary exchange or over-the-counter market on which the securities are traded.

Each Fund’s currency valuations, if any, are done as of 4:00 p.m. Eastern Time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Funds’ Valuation Committee using a variety of pricing techniques and methodologies.

The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the Funds’ Valuation Committee, which may use a matrix, formula or other objective method that takes into consideration market indices,

Policy/Procedure	Sentinel Funds	Citizens Funds
in which event an average of current bids and offers provided by market makers is used.

yield curves and other specific adjustments.

Short-term debt obligations that will mature in 60 days or less and all securities in the Citizens Money Market Fund are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

 Short-term securities maturing in 60 days or less are valued at cost plus accrued interest earned, which approximates market value. Money market securities are valued on the basis of amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at its cost initially and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

The Funds account for securities transactions on the next business day following a trade (trade date plus one), except that transactions may be booked on the trade date when a trade occurs on the end of a financial reporting period or, on occasion, if SAM believes a significant price movement may impact the Fund’s net asset value.

Policy/Procedure	Sentinel Funds	Citizens Funds
Fair Valuation

Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, are subject to fair value procedures adopted by the Funds’ Board. The Board has delegated this responsibility to a pricing committee, subject to its review and supervision. Events that may materially affect the value of portfolio securities include events affecting specific issuers (e.g., a halt in trading of the securities of an issuer on an exchange during the trading day or a company report or announcement regarding earnings or a merger) or events affecting securities markets generally (e.g., market volatility, including a substantial upward or downward movement of the U.S. markets, economic or political news or a natural disaster).

Prices for equity securities held by the Sentinel International Equity Fund and traded primarily on foreign markets may be adjusted to reflect events that occur between the close of those markets and the Fund’s determination of net asset value. Both the latest transaction prices and adjustments are furnished by an independent pricing service, subject to supervision by the Sentinel Board, which has delegated this responsibility to the Funds’ pricing committee, subject to the Sentinel Board’s review and supervision.

When prices or quotations are not available, or when the manager believes that they are unreliable, the Funds’ Valuation Committee will price securities using fair value procedures approved by the Citizens Board. Each Fund may also use fair value procedures if Citizens determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the fund prices its shares.

The Citizens Global Equity Fund uses a Citizens Board-approved fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index. This percentage is determined by the Funds’ Valuation Committee from time to time. At least quarterly, the Board reviews and ratifies the valuations of all fair valued securities and the basis for the valuation thereof.

Please note that when calculating the value of the Citizens Funds’ shares with respect to the Reorganizations, the NAV of a Citizens Fund’s shares will be determined in accordance with the procedures described in the corresponding Sentinel Fund’s Prospectus and Statement of Additional Information, and in accordance with the Sentinel Fund’s valuation procedures. While the valuation procedures and pricing services used by the Citizens Funds are comparable in many respects to those used by the Sentinel Funds, differences may result in individual securities having different values at the valuation time than was used to calculate the net asset value of an applicable Citizens Fund prior to such time. As a result, the dollar value of a Citizens Fund’s shareholder’s investment may be different after the applicable Reorganization than it was before. Because the fixed-income securities held by the Citizens Funds are typically priced at the bid price and the fixed-income securities of the Sentinel Funds are typically priced at the mean of the bid and the ask prices, the net asset value of the Citizens Income Fund is expected to be positively impacted at the time of the Reorganization, although it is possible this could not occur. In addition, the Citizens Funds and the Sentinel Funds use different vendors, but similar methodologies, to assist in the fair value pricing of foreign securities held by the Funds, which may positively or adversely impact the net asset value of the Citizens Global Equity Fund at the time of the Reorganization, although it is possible the differences will have no impact.

DIVIDENDS AND OTHER DISTRIBUTIONS AND TAXATION

This section summarizes some of the consequences under current U.S. federal income tax law of investment in the Funds. It is not a substitute for personal tax advice. Consult a personal tax advisor about the potential tax consequences of an investment in any of the Funds under all applicable tax laws.

Citizens Funds. Each Citizens Fund distributes substantially all of its net investment income and capital gains to shareholders each year. For all of the Citizens Funds that are equity funds, distributions of capital gains (both long-term and short-term) and investment income normally are declared and paid once a year. For the Citizens Income Fund, dividends of investment income normally are declared and paid monthly and capital gains are distributed once a year. For the Citizens Balanced Fund, dividends of investment income normally are declared and paid quarterly and capital gains are distributed once a year. For the Citizens Money Market Fund, dividends are declared daily and paid monthly, and the Fund expects to make no capital gains distributions. A Citizens Fund does not declare a dividend or distribution if it has no net income or net capital gains, and may make additional distributions at any time if necessary due to tax considerations.

Shareholders can receive dividends and distributions in one of four ways: automatically reinvested in additional shares of the same Fund; automatically invested in another Citizens Fund; by check; or electronically transferred to a bank account (via ACH). However, if the dividend or distribution is below $25, Citizens reserves the right to automatically reinvest the dividend or distribution in additional shares of the same Fund. Unless a shareholder instructs otherwise, an account will be set up for automatic reinvestment. Dividends and distributions will be used to buy additional shares of the same Fund at the NAV calculated on the date the dividends or distributions are paid. Dividends and other distribution information will be included on the account statement.

In the event that mail sent to the address on an account is returned by the post office as “undeliverable” and the shareholder has elected to have dividends and/or distributions paid in cash, the Fund reserves the right to change the payment options on the account to “reinvest.” In such event, returned checks and subsequent fund distributions would be reinvested using the current NAV in additional Fund shares within the account. In addition, if the dividend and/or distribution checks remain uncashed for six months or longer, the Fund reserves the right to change the payment options on the account to “reinvest,” and Citizens may reinvest the amount of the outstanding check at the current NAV in additional Fund shares within the account. In order to change the distribution options back to “cash,” Citizens would need to receive the instructions to do so in writing.

The following discussion generally describes the tax considerations pertinent to a Fund investor who is an individual taxpayer. These considerations may not be relevant for investments through a tax-deferred account such as an IRA, SEP IRA or 401(k) account. Because each investor’s tax situation is unique, Citizens suggests that investors consult their tax advisor for further information.

Shareholders generally will be subject to federal income tax (and any state or local taxes) on the distributions received from a Fund, regardless of whether they are taken in cash or reinvested in additional shares. Distributions of net capital gains (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally treated as long-term capital gains for federal tax purposes. Distributions designated by a Fund as “qualified dividend income” (generally, income derived from dividends from U.S. corporations and certain foreign corporations) are taxed at reduced rates for non-corporate shareholders. Other distributions are generally taxable as ordinary income. Each January, to the extent the Fund is required by applicable law, Citizens will send shareholders a statement that describes the federal tax status of the dividends and distributions paid during the previous calendar year.

If an investor purchases shares just before a Fund makes a distribution, other than a dividend distribution from a Fund that declares dividends daily, the investor will pay the full purchase price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution. This is known as “buying a dividend.” To avoid this, investors may want to check to see when the Fund’s next anticipated distribution is before purchasing shares in a Fund. This is not a concern for investments made through tax-deferred accounts or for investments in Citizens Money Market Fund.

Redeeming (selling) fund shares and exchanging them for shares of another Citizens Fund generally are considered taxable events. Depending on how much is paid for the shares being sold or exchanged, the shareholder may have a gain or loss on the transaction. Shareholders are responsible for any tax liabilities generated by transactions. This is not a concern for shares held in tax-deferred accounts.

If a shareholder is neither a citizen nor a resident of the U.S., each Fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. A shareholder may be able to arrange for a lower withholding rate under an applicable tax treaty if Citizens is supplied the appropriate documentation required by the Fund. The Funds will not withhold on dividends that are designated as interest-related dividends or short-term capital gain dividends. Each Fund is also required in certain circumstances to apply backup withholding at the rate of 28% on taxable dividends, redemption proceeds (except for Citizens Money Market Fund) and certain other payments that are paid to any shareholder who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding is not, however, applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States as described in this paragraph.

Sentinel Funds. The Sentinel Balanced Fund declares and distributes its net investment income, if any, quarterly. The Sentinel Government Securities Fund declares and distributes its net investment income, if any, monthly. Each of the Sentinel Responsible Investing (SRI) Emerging Companies, International Equity and Responsible Investing (SRI) Core Opportunities Funds declares and distributes its net investment income, if any, annually.

The Sentinel U.S. Treasury Money Market Fund’s net income is determined as of the close of business, 4:00 p.m. Eastern Time, on each day the NYSE is open. The Fund declares dividends of all of its daily net income to shareholders of record as of the close of business the preceding business day. Dividends are declared and accrued each day the NYSE is open and are payable monthly. The amount of the dividend may fluctuate daily and dividends will not be paid on days when net realized losses on securities in the portfolio or expenses exceed the Fund’s income.

For each Sentinel Fund, distributions of any net realized capital gains for a fiscal year are generally paid in December, following the November 30 fiscal year-end.

Investors may elect to receive all or any part of the dividends and/or capital gains distributions in cash, shares of the Fund, or shares of the same class of another fund in the Sentinel Family of Funds. Unless investors elect otherwise, dividends and capital gains distributions will be reinvested in shares of the same Fund. Any dividend or distribution of less than $10.00 must be reinvested. If investors elect to receive distributions by check, in its discretion the Fund may reinvest previously issued distribution checks and also reinvest future distributions. This may occur if (1) a distribution check remains uncashed and outstanding for six months or (2) the post office is unable to deliver the check to investors. No interest will accrue on amounts represented by uncashed dividend or other distribution checks. To change the current option for payment of dividends and capital gains distributions, an investor may call 1-800-282-3863.

Investors pay tax on dividends and capital gains distributions from the Sentinel Funds whether the investors receive them in cash, additional shares or shares of another fund. If investors redeem Fund shares or exchange them for shares of another fund, any gain on the transaction may be subject to tax. Certain dividend income, including dividends received from qualifying foreign corporations, and long-term capital gain, are eligible for taxation at a reduced rate that applies to individual shareholders. However, to the extent a Fund’s distributions are derived from income on debt securities and non-qualifying dividends of foreign corporations and/or short-term capital gain, its distributions will not be eligible for this reduced tax rate.

If an investor is neither a tax resident nor a citizen of the U.S. or if an investor is a foreign entity, the Funds’ ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

Dividends and interest received by the Sentinel International Equity Fund and, to a lesser extent, the Sentinel Balanced, Responsible Investing (SRI) Emerging Companies and Responsible Investing (SRI) Core Opportunities Funds, may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Shareholders in the Sentinel International Equity Fund may be able to claim a credit or deduction with respect to such taxes if certain requirements are met.

However, it is unlikely that a credit or deduction will be available to shareholders of the other Funds with respect to such taxes.

By law, dividends of ordinary income, capital gains distributions and redemption proceeds will be subject to a withholding tax if investors have not provided a taxpayer identification number or social security number or if the number investors have provided is incorrect.

COMPARISON OF PRINCIPAL INVESTMENT RISKS

PRINCIPAL INVESTMENT RISKS

We cannot guarantee that any Fund’s investment objective will be achieved. You can find additional information about the securities and investment techniques used by the Funds in the Funds’ Prospectuses and Statements of Additional Information.

Citizens Funds

The Citizens Core Growth Fund is primarily subject to market, sector and company, and portfolio turnover risks.

The Citizens Emerging Growth Fund is primarily subject to market, sector and company, small- and medium-sized company, IPO, and portfolio turnover risks.

The Citizens Global Equity Fund is primarily subject to market, small- and medium-sized company, sector and company, portfolio turnover, and foreign investing risks.

The Citizens Income Fund is primarily subject to market, interest rate, prepayment and extension, sector and company, portfolio turnover, and credit risks.

The Citizens Money Market Fund is primarily subject to market, interest rate, credit, money market instrument, yield fluctuation, and inflation risks.

The Citizens Small Cap Core Growth Fund is primarily subject to market, small-sized company, portfolio turnover, sector and company, and IPO risks.

The Citizens Value Fund is primarily subject to market, sector and company, small- and medium-sized company, and portfolio turnover risks.

The Citizens Balanced Fund is primarily subject to market, credit, sector and company, prepayment and extension, interest rate, and small- and medium-sized company risks.

Credit Risks. If an obligor for a fixed-income security held by a Fund fails to pay, otherwise defaults or is perceived to be less creditworthy, the securities’ credit is downgraded, or the credit quality or value of any underlying asset declines, the price of the security will typically fall. Citizens Balanced Fund and Citizens Income Fund may invest in junk bonds, which pose higher credit risks. Their prices typically are more volatile than those of investment-grade bonds, and they can be hard to sell in difficult market conditions. Junk bonds tend to be sensitive to bad economic or political news, which may cause their prices to fall or increase the rate of default. Bonds in the lower end of the investment-grade category may carry these risks in reduced form. Credit risk may affect an individual security, an industry, an economic sector or a particular type of security. Fund investors should bear in mind that investments in obligations of U.S. government agencies and instrumentalities may, but need not, be backed by the full faith and credit of the United States.

Foreign Investing Risks. Foreign securities markets are typically less efficient and more volatile than U.S. securities markets, and may be more sensitive to political and economic events. Foreign economies and governments may be less mature and less stable than those in the U.S., may impose regulations on markets that are either excessive or inadequate, or may confiscate assets (through high taxation or nationalization, for instance). With foreign currencies, exchange controls and changes in exchange rates can affect the dollar value of these securities or the ability to realize that value, potentially widening investment losses on foreign securities or canceling out gains. With dollar-

denominated securities, currency risks can still affect the dollar value of these securities. Foreign investing risks are greater in emerging markets than in developed markets.

Inflation Risks. Over any given time period, and particularly over the long term, inflation may erode a substantial portion of the real value of money invested in a money market fund.

Interest Rate Risks. Bonds, money market instruments and other fixed-income securities will be impacted by changes in interest rates. When interest rates rise, prices of fixed-income securities typically fall, meaning that your investment may lose value in a rising interest rate environment. Generally, the longer a security’s maturity, the greater this risk.

IPO Risks. Initial public offerings (IPOs) may be especially volatile because they have no trading history, and information about their issuers may be limited. IPOs typically contribute more to fund performance when a Fund is small, and less as it grows larger. IPOs may have significantly affected a Fund’s past performance, and may affect its future performance.

Market Risks. As with any fund that invests in stocks or fixed-income securities, the value of your investment will go up and down depending on market conditions, and you could lose money if the Fund’s shares are worth less when you sell them than when you bought them. Stock and bond markets may react dramatically and unpredictably to political, regulatory, market or economic developments. In general, stocks are more volatile than bonds. Stocks of value companies may fall or remain flat if certain conditions or investor perceptions do not change as expected, or if the companies prove not to be underpriced. Stocks of growth companies may be especially volatile, because their prices are largely based on future earnings.

Money Market Instrument Risks. An investment in the Citizens Money Market Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible you could lose money by investing in the Fund. A change in share price could occur as the result of unusual political, regulatory, market or economic developments, extreme interest rate movements or as the result of manager error.

Portfolio Turnover Risks. Should a Fund’s strategies lead it to buy and sell securities more actively than many funds, it could have higher expenses (which reduce investor return) and higher taxable distributions.

Prepayment and Extension Risks. Market prices and interest rates for debt securities are based on investor assumptions about the future behavior of interest rates. Any changes or unexpected behavior on the part of interest rates could hurt the performance of debt securities. For example, if rates fall, debt securities may be paid off early and the Fund would typically have to reinvest that money at a lower rate (so called “prepayment risk”). If rates rise, a Fund may be “locked into” an undesirable rate in its debt securities, and a security’s expected maturity may be lengthened, making its price more volatile (so-called “extension risk”). These risks can cause loss of income as well as capital for a Fund.

Small-Sized Company Risks. Because small-sized companies tend to lack the diverse business lines, experienced management and financial resources of larger firms, their stocks typically are riskier than those of larger firms. Also, because shares of some small-sized companies may be thinly traded, they can be more volatile and less liquid, especially during unusual market conditions.

Medium-Sized Company Risks. Medium-sized companies tend to have more narrow business lines, less experienced management and more limited financial resources as compared with larger firms. Also, their stocks typically are more volatile and more vulnerable to adverse business or economic events and less liquid than stocks of larger companies.

Sector and Company Risks. To the extent that a Fund invests in securities within a given sector, it is exposed to that sector’s risks and opportunities. The Fund could underperform the overall market or certain indices if it invests heavily in a sector that performs poorly or invests lightly in a sector that performs well. A sector’s performance over any period of time may be quite different from that of the overall market. Certain sectors, such as technology, can be highly volatile due to factors such as rapid product obsolescence and intense competition. Similarly, a Fund’s investment in each security represents exposure to that company’s risks and opportunities, and performance could be hurt if the Fund invests heavily in a company that performs poorly.

Yield Fluctuation Risks. The Citizens Money Market Fund invests in short-term money market instruments. As a result, the amount of income paid by the Fund to shareholders will go up or down depending on day-to-day variations in short-term interest rates. Investing in high-quality, short-term instruments may result in a lower yield than investing in lower-quality or longer-term instruments.

Sentinel Funds

The Sentinel Responsible Investing (SRI) Emerging Companies Fund is principally subject to stock market and selection, investment style, sector, stocks of mid-capitalization companies, general foreign securities, derivatives, not guaranteed, portfolio turnover, repurchase agreements, securities lending and temporary defensive position risks.

The Sentinel Government Securities Fund is principally subject to general fixed-income securities, government securities, dollar rolls, zero-coupon and similar bonds, derivatives, not guaranteed, portfolio turnover, securities lending and repurchase agreements risks.

The Sentinel International Equity Fund is principally subject to stock market and selection, investment style, sector, general foreign securities, emerging markets, foreign banks and securities depositories, derivatives, not guaranteed, repurchase agreements, securities lending and temporary defensive position risks.

The Sentinel Responsible Investing (SRI) Core Opportunities Fund is principally subject to stock market and selection, investment style, sector, general foreign securities, derivatives, not guaranteed, repurchase agreements, securities lending and temporary defensive position risks.

The Sentinel U.S. Treasury Money Market Fund is principally subject to the following types of risks: general fixed-income securities, government securities, derivatives, not guaranteed, repurchase agreements and securities lending risks.

The Sentinel Balanced Fund is principally subject to stock market and selection, investment style, sector, general foreign securities, general fixed-income securities, government securities, dollar rolls, lower-quality bonds, zero-coupon and similar bonds, derivatives, not guaranteed, portfolio turnover, repurchase agreements, restricted and illiquid securities, securities lending and temporary defensive position risks.

Stock Market and Selection Risk. Stock market risk is the risk that the stock market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that SAM selects will underperform the stock market or other funds with similar investment objectives and investment strategies.

Investment Style Risk. The Sentinel International Equity Fund focuses on “growth” stocks. The Sentinel Responsible Investing (SRI) Core Opportunities Fund focuses on “value” stocks. The Sentinel Responsible Investing (SRI) Emerging Companies Fund and the equity portion of the Sentinel Balanced Fund focus on both “growth” and “value” stocks, commonly called a blend style. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Value stocks may not increase in price or pay dividends, as anticipated by the Funds’ managers, or may decline in price if (1) other investors fail to recognize the company’s value, (2) other investors favor investing in faster-growing companies, or (3) the factors that the managers believe will increase the price do not occur. The Funds’ performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

Sector Risk. To the extent a Fund invests in a particular sector, it is subject to the risks of that sector. Returns in an economic sector may trail returns from other economic sectors. As a group, sectors tend to go through cycles of doing better or worse than the securities market in general. These periods may last several years. In addition, the sectors that dominate the market change over time. For more information on risks of a particular sector, consult the Funds’ Statements of Additional Information.

Stocks of Mid-Capitalization Companies Risk. The stocks of mid-capitalization companies in which the Sentinel Responsible Investing (SRI) Emerging Companies Fund may invest typically involve more risk than the stocks of larger companies. These companies may have more limited financial resources, narrower product lines, and may have less seasoned managers. In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.

General Foreign Securities Risk. Investing in foreign securities involves certain special risks in addition to those associated with U.S. securities. For example, the Funds may be affected favorably or unfavorably by changes in currency rates or exchange control regulations. Foreign markets may have a less active trading volume than those in the United States, and values may fluctuate more as a result. If the Funds, most particularly the Sentinel International Equity Fund, had to sell securities to meet unanticipated cash requirements, they might be forced to accept lower prices. There may be less supervision and regulation of foreign exchanges. Foreign companies generally release less financial information than comparable U.S. companies. Furthermore, foreign companies generally are not subject to uniform accounting, auditing and financial reporting requirements. Other possible risks include seizing of assets by foreign governments, high and changing taxes and withholding taxes imposed by foreign governments on dividend and/or interest payments, difficulty enforcing judgments against foreign issuers, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

Emerging Markets Risk. The risks of foreign investments are usually much greater for the emerging markets in which the Sentinel International Equity Fund may invest. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Because these markets are so small, investments in them may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment values used in the United States, such as price-to-earnings ratios, may not apply to certain small markets.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Foreign Banks and Securities Depositories Risk. Some foreign banks and securities depositories in which the Sentinel International Equity Fund generally holds its foreign securities may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Also, brokerage commissions, and other costs of buying, selling or holding securities in foreign markets are often higher than in the United States. This can reduce amounts the Fund can earn on its investments. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically involved with the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions.

General Fixed-Income Securities Risk. The market prices of bonds, including those issued by the U.S. Government, go up as interest rates fall, and go down as interest rates rise. As a result, the net asset value of the shares of Funds holding bonds will fluctuate with conditions in the bond markets. Bonds with longer maturities and longer durations (a measure of a bond’s sensitivity to changes in interest rates) generally are subject to greater price fluctuation due to interest-rate changes than bonds with shorter maturities or shorter durations. While considered investment-grade, bonds in the fourth highest rating category of Moody’s and Standard & Poor’s may have more speculative characteristics and may be more likely to be downgraded than bonds rated in the three highest rating categories.

Dollar Rolls Risk. The use of dollar rolls by the Sentinel Balanced and Government Securities Funds tends to increase the portfolio turnover of these Funds. Dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may appreciate above the contracted repurchase price. In the event the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to release the counterparty from its contractual obligation.

Government Securities Risk. Economic, business, or political developments may affect the ability of government-sponsored guarantors, such as FNMA, FHLB and FHLMC, to repay principal and to make interest payments on the mortgage-backed government securities in which the Sentinel Balanced and Government Securities Funds invest or the discount notes in which the Sentinel U.S. Treasury Money Market Fund invests. In addition, certain of these securities, including those guaranteed by FNMA, FHLB and FHLMC, are not backed by the full faith and credit of the U.S. Government. In addition, if prevailing interest rates are below the rates on the mortgages underlying the securities, the mortgage borrowers are more likely to refinance their mortgages than if interest rates are at or above the interest rates on the mortgages. Faster prepayments will reduce the potential of the mortgage-backed securities to rise in value during periods of falling interest rates, while the risk of falling value during periods of rising interest rates may be comparable to or higher than other bonds of similar maturities.

Lower-Quality Bonds Risk. The lower-quality bonds in which, to a limited extent, the Sentinel Balanced Fund may invest generally have higher nominal or effective interest rates than higher-quality bonds. Lower-quality bonds may pay interest at fixed, floating or adjustable rates. The value of floating or adjustable rate bonds is less likely to be adversely affected by interest-rate changes than fixed rate bonds. However, if interest rates fall, the Fund may earn less income if it holds floating or adjustable rate bonds. Lower-rated bonds are more speculative and likely to default than higher-quality bonds. Lower-rated bond values also tend to fluctuate more widely in value, for several reasons. An economic downturn may have a greater impact on the ability of issuers with less financial strength to make their bond payments. These bonds may not be traded as actively. Their prices may respond more adversely to negative publicity and investor perceptions. If trading in lower-rated bonds becomes less active, the Fund may have more difficulty in valuing these bonds. Success in investing in junk bonds depends heavily on SAM’s credit analysis. Lower-rated bonds are also more sensitive than other debt securities to adverse business developments affecting specific issuers. The risk of loss due to default by the issuer of a lower-quality bond may be significantly greater than the risk for higher-rated bonds because lower-quality bonds are more likely to be unsecured and may be subordinated to other creditors. If a bond defaults, the Fund may incur additional expenses in seeking a recovery or participating in a restructuring. Lower-quality bonds also may have call features that permit the issuer to repurchase the securities from the Fund before their maturity. If a call is exercised during a period of declining interest rates, the Fund would probably have to replace the called bonds with lower-yielding bonds, and the Fund’s investment income would go down.

Zero-Coupon and Similar Bonds Risk. Bonds that do not pay interest, but instead are issued at a significant discount to their maturity values, are referred to as zero-coupon securities. These securities pay interest in additional securities instead of cash (referred to as pay-in-kind securities) or pay interest at predetermined rates that increase over time (referred to as step coupon bonds). Even though the Sentinel Balanced and Government Securities Funds may not get cash interest payments on these bonds, under existing tax law the Funds nevertheless must accrue, and, in order to qualify as regulated investment companies, distribute the income deemed to be earned on a current basis. This may cause a Fund to have to sell other investments to raise the cash needed to make its required income distributions.

Derivatives Risk. Derivative investments involve credit risk (the risk that the counterparty of the derivative transaction will be unable to honor its financial obligation to the Fund), hedging risk (the risk that the derivative instrument will not fully offset the underlying positions), liquidity risk (the risk that the Fund cannot sell the derivative instrument because of an illiquid secondary market) and, when hedging, the risk that the intended risk management purpose of the derivative instrument may not be achieved, and may produce losses or missed opportunities.

Not Guaranteed Risk. None of the Funds, including the Sentinel Government Securities and U.S. Treasury Money Market Funds, is guaranteed or insured by the U.S. Government. Except for the Sentinel U.S. Treasury Money Market Fund, the value of each Fund’s shares is expected to fluctuate.

Portfolio Turnover Risk. The Funds shown below had the following rates of portfolio turnover in their 2006 fiscal year:

Sentinel Government Securities	678%
Sentinel Balanced	209%

For these Funds, an active trading approach increases the Funds’ costs and may reduce the Funds’ performance. It may also increase the amount of capital gains tax that you have to pay on the Funds’ returns.

Repurchase Agreements Risk. If the repurchase agreement counterparty defaults on its repurchase obligation, each Fund would have the collateral securities and be able to sell them to another party, but it could suffer a loss if the proceeds from a sale of the securities turn out to be less than the repurchase price stated in the agreement. If the counterparty becomes insolvent or goes bankrupt, a Fund may be delayed in being able to sell securities that were subject to the repurchase agreement. In general, for federal income tax purposes, repurchase agreements are treated as collateralized loans secured by the securities “sold”. Therefore, amounts earned under such agreements are not eligible for the dividends-received deduction available to corporate shareholders or for treatment as qualified dividend income taxable at reduced rates in the hands of non-corporate shareholders.

Restricted and Illiquid Securities Risk. Restricted securities, such as Rule 144A securities, are securities for which trading is limited to qualified institutional buyers. Sentinel may determine that certain Rule 144A securities in which the Sentinel Balanced Fund invests are liquid securities under guidelines approved by the Sentinel Board, and these Rule 144A securities will not be subject to any limitation or prohibition on the purchase of illiquid securities. These liquid Rule 144A securities may become illiquid if qualified institutional buyers are unavailable. Other securities, such as lower-quality bonds or small-cap securities, may also become illiquid. The Funds will not be able to readily resell illiquid securities and resale of some of these securities may be restricted by law or contractual provisions. The inability to sell these securities at the most opportune time may negatively affect a Fund’s net asset value.

Securities Lending Risk. Securities lending programs are subject to borrower default risk (e.g., borrower fails to return a loaned security and there is a shortfall on the collateral posted by the borrower), cash collateral investment risk (e.g., principal loss resulting from the investment of the cash collateral) and security recall/return risk (e.g., the Fund is unable to recall a security in time to exercise valuable rights or sell the security). In addition, substitute payments (i.e., amounts equivalent to any dividends, interest or other distributions received by the Fund while the securities are on loan) are not treated as dividends and are not eligible for the dividends-received deduction available to corporate shareholders or for treatment as qualified dividend income taxable at reduced rates in the hands of non-corporate shareholders. Securities lending may also impact the availability of foreign tax credits, where applicable.

Temporary Defensive Position Risk. If a Fund, other than the Sentinel Government Securities Fund or U.S. Treasury Money Market Fund, takes a temporary defensive position, it may invest all or a large portion of its assets in U.S. government securities, high-quality, money-market instruments, bank deposits, or cash. If a Fund takes a temporary defensive position, it may not achieve its investment objective(s).

PRIMARY DIFFERENCES

The principal investment risks of each Citizens Fund and the corresponding Sentinel Fund are substantially similar. The primary differences are:

  the Citizens Core Growth Fund is primarily subject to portfolio turnover risks, while the Sentinel Responsible Investing (SRI) Core Opportunities Fund is not;

  the Sentinel Responsible Investing (SRI) Core Opportunities Fund is principally subject to a blend, rather than the growth investment style risk to which the Citizens Core Growth Fund is subject;

  the Sentinel Responsible Investing (SRI) Core Opportunities Fund is primarily subject to securities lending risk, while the Citizens Core Growth Fund is not;

  the Citizens Emerging Growth Fund is primarily subject to initial public offering risks while the Sentinel Responsible Investing (SRI) Emerging Companies Fund is not;

  the Sentinel Responsible Investing (SRI) Emerging Companies Fund is principally subject to securities lending risk, while the Citizens Emerging Growth Fund is not;

  the Citizens Global Equity Fund is primarily subject to small- and medium-sized company and portfolio turnover risks while the Sentinel International Equity Fund is not;

  the Sentinel International Equity Fund is principally subject to securities lending risk while the Citizens Global Equity Fund is not;

  the Citizens Income Fund is primarily subject to credit (specifically relating to lower-quality bonds), prepayment and extension, and sector and company risks, while the Sentinel Government Securities Fund is not;

  the Sentinel Government Securities Fund is principally subject to government securities, dollar rolls and securities lending risks while the Citizens Income Fund is not;

  the Sentinel U.S. Treasury Money Market Fund is primarily subject to government securities and securities lending risks while the Citizens Money Market Fund is not;

  the Citizens Small Cap Core Growth Fund is primarily subject to initial public offering risks while the Sentinel Responsible Investing (SRI) Emerging Companies Fund is not;

  the Sentinel Responsible Investing (SRI) Emerging Companies Fund is principally subject to securities lending risk, while the Citizens Small Cap Core Growth Fund is not;

  the Citizens Value Fund is primarily subject to small- and medium-sized company and portfolio turnover risks, while the Sentinel Responsible Investing (SRI) Core Opportunities Fund is not;

  the Sentinel Responsible Investing (SRI) Core Opportunities Fund is principally subject to securities lending risk, while the Citizens Value Fund is not;

  the Citizens Balanced Fund is primarily subject to small- and medium-sized company risks, while the Sentinel Balanced Fund is not; and

  the Sentinel Balanced Fund is principally subject to government securities, dollar rolls, and securities lending risks, while the Citizens Balanced Fund is not.

INFORMATION RELATING TO THE REORGANIZATIONS

DESCRIPTION OF THE REORGANIZATIONS

The following summary is qualified in its entirety by reference to the Plan of Reorganization found in Exhibit A.

The Plan of Reorganization provides for each Reorganization to occur on the Closing Date, which is expected to be soon after the Meeting. The Plan of Reorganization provides that all assets and certain liabilities of each Citizens Fund as of 4:00 p.m. Eastern Time on the Closing Date of the Reorganization will be transferred to the corresponding Sentinel Fund. In exchange for the transfer of these assets and liabilities, the applicable Sentinel

Fund will simultaneously issue a number of full and fractional shares of the applicable Sentinel Fund to the corresponding Citizens Fund equal in value to the NAV of the shares of such Citizens Fund as of the Effective Time of the Reorganization. Holders of Citizens Fund Standard ~~and Administrative~~ shares shall receive Class A shares, ~~except holders of Administrative shares of the Citizens Core Growth Fund will receive Class I shares~~ . Holders of Institutional shares or Administrative shares~~, except for the Citizens Money Market Fund,~~ will receive Class I shares~~. Holders~~, except holders of Institutional Shares of the Citizens Money Market Fund will receive Class A shares.

Following the transfer of assets and liabilities in exchange for the applicable Sentinel Fund’s shares, each corresponding Citizens Fund will distribute all the Sentinel Fund shares pro rata to its shareholders of record in complete liquidation of the Citizens Fund. A shareholder of any Citizens Fund owning shares as of the Effective Time of the Reorganization will receive a number of shares in the corresponding Sentinel Fund with the same aggregate net asset value as the shares of the applicable Citizens Fund held by that shareholder immediately before the Effective Time of the Reorganization. This will be accomplished by the establishment of accounts in the names of the shareholders of each Citizens Fund on the Sentinel Fund share records at SASI. Each account will be credited with a number of the applicable Sentinel Fund shares representing the respective pro rata number of full and fractional shares of each Sentinel Fund due to the shareholders of the corresponding Citizens Fund. The Sentinel Funds will not issue share certificates to shareholders. Shares of each Sentinel Fund to be issued will have no preemptive or conversion rights. The issued and outstanding shares of the Citizens Funds will be cancelled and returned to the status of authorized but unissued shares of the Trust, and the Citizens Funds will then be terminated. No sales charges or redemption fees will be imposed in connection with any Reorganization.

Please note that when calculating the value of the Citizens Funds’ shares with respect to the Reorganizations, the NAV of a Citizens Fund’s shares will be determined in accordance with the procedures described in the corresponding Sentinel Fund’s Prospectus and Statement of Additional Information, and in accordance with the Sentinel Fund’s valuation procedures.

If a Reorganization is approved, the applicable Citizens Fund is expected to close to new purchases a few days prior to the Closing Date. All purchases received for additional investment in a Citizens Fund after the Meeting, but before the Effective Time on the Closing Date, which settle prior to the Effective Time on the Closing Date, will be deposited into such Citizens Fund. If you have any questions or concerns about account options, please contact your financial advisor or call (603) 436-5152 prior to the Reorganization.

The Plan of Reorganization provides that the consummation of each Reorganization is conditioned upon, among other things: (i) approval of that Reorganization by the shareholders of the applicable Citizens Fund; and (ii) receipt by the Citizens Funds of a tax opinion to the effect that each Reorganization will be tax free for federal income tax purposes to each Fund and the shareholders of the applicable Citizens Fund. The Plan of Reorganization may be terminated with respect to any one or all of the Reorganizations if, on or before the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or if, at any time before the Effective Time, the Citizens Board or the Sentinel Board determines that the applicable Reorganization is not in the best interests of the shareholders of the applicable Citizens Fund or applicable Sentinel Fund, respectively. The Plan of Reorganization will also terminate if the Purchase Agreement is terminated prior to the Effective Time on the Closing Date.

COSTS OF THE REORGANIZATIONS

SAM, Citizens and/or their affiliates have agreed to share the fees and expenses associated with Sentinel Funds’ and Citizens Funds’ participation in the Reorganizations, without regard to whether the Reorganizations are consummated, including without limitation (a) expenses associated with the preparation and filing of proxy materials, (b) postage, (c) printing, (d) accounting fees, (e) legal fees incurred by each Fund, (f) solicitation expenses, and (g) other related administrative or operational costs. Any registration or licensing fee or brokerage commissions will be borne by the Fund incurring such fee.

U.S. FEDERAL INCOME TAXES

The Reorganization of each Citizens Fund with and into the corresponding Sentinel Fund is intended to be treated for U.S. federal income tax purposes as a reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”) and each Citizens Fund and each Sentinel Fund is intended to be a “party to a reorganization” within the meaning of Section 368(b) of the Code with respect to the applicable Reorganization. With respect to each Reorganization that so qualifies:

  no gain or loss will be recognized by a Sentinel Fund attributable to its receipt of the corresponding Citizens Fund’s assets solely in exchange for the Sentinel Fund’s shares in the applicable Reorganization;

  no gain or loss will be recognized by the corresponding Citizens Fund upon the transfer of its assets to that Sentinel Fund solely in exchange for the Sentinel Fund’s shares and assumption of certain liabilities in the applicable Reorganization, or upon the distribution of the Sentinel Fund’s shares to the corresponding Citizens Fund’s shareholders in exchange for their Citizens Fund shares;

  no gain or loss will be recognized by shareholders of a Citizens Fund upon exchange of their Citizens Fund shares for the corresponding Sentinel Fund’s shares;

  the tax basis of the assets of a Citizens Fund acquired by the corresponding Sentinel Fund will be the same as the tax basis of such assets to the Citizens Fund immediately prior to the applicable Reorganization;

  the aggregate tax basis of Sentinel Fund shares received by each shareholder of a Citizens Fund pursuant to a Reorganization will be the same as the aggregate tax basis of the corresponding Citizens Fund’s shares held by the shareholder immediately prior to the applicable Reorganization;

  the holding period of the applicable Citizens Fund’s assets in the hands of the corresponding Sentinel Fund will include the period during which those assets were held by the Citizens Fund; and

  the holding period of Sentinel Fund shares received by each shareholder of the Citizens Funds pursuant to a Reorganization will include the period during which the shares of the Citizens Fund exchanged therefor were held by such shareholder, provided that such shares were held as capital assets on the date of the applicable Reorganization.

As a result of a Reorganization that qualifies under Section 368(a), the Sentinel Fund will succeed to certain tax attributes of the corresponding Citizens Fund, subject to limitations that could limit the amount of the capital loss carryforwards from periods before the Reorganization that would be available to offset gains after the Reorganization. The taxable year of each Citizens Fund will end on the Closing Date. As a result, some of the Citizens Funds may be required to recognize gain or loss because of the requirement that they mark to market certain of their assets at the close of each taxable year. Any Citizens Fund holding interests in “passive foreign investment companies” may be required to recognize gain on the transfer of those interests to the corresponding Sentinel Fund. Any gain or loss recognized by a Citizens Fund in connection with the Reorganizations will be reflected in the tax basis of the relevant assets in the hands of the corresponding Sentinel Fund.

As a condition to the closing of each Reorganization, the Funds will receive an opinion from Sidley Austin LLP on certain federal income tax consequences of the transaction, based on the existing provisions of the Code, current administrative rules and court decisions. The opinion of Sidley Austin LLP is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position. No tax ruling from the Internal Revenue Service regarding any of the Reorganizations has been or will be requested.

In addition, prior to the Closing Date, each Citizens Fund will declare a dividend, which, together with all previous dividends, will have the effect of distributing to such Citizens Fund’s shareholders all of its investment company taxable income for all taxable years to and including the Closing Date, all of its interest income excludable from gross income under Section 103(a) of the Code, if any, in excess of its deductions disallowed under Sections 265 and 171(a)(2) of the Code, and all of its net capital gains realized in all taxable years to and including the Closing Date (after deduction for any capital loss carryforward). Certain of the Citizens Funds may be required to dispose of a portion of their holdings if those holdings do not conform to the investment objectives, policies, or limitations of the corresponding Sentinel Fund. Such dispositions may generate net gains that would be included in these distributions. Although each Reorganization is intended to qualify as tax free for U.S. federal income tax purposes, any such dividend or distribution paid by a Citizens Fund may result in taxable income to the Fund’s shareholders.

Shareholders of the Citizens Funds should consult their tax advisors regarding the effect, if any, of a Reorganization of a Citizens Fund in which they hold shares in light of their individual circumstances. Moreover, because the foregoing discussion only relates to the federal income tax consequences of each Reorganization, those shareholders also should consult their tax advisors about foreign, state and local tax consequences, as applicable, of the applicable Reorganization.

CAPITALIZATION

Sentinel Fund shares to be issued to shareholders of the Citizens Funds under the Plan of Reorganization will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights. Refer to the Prospectuses of the Sentinel Funds for additional information about the Sentinel Fund shares.

The following table sets forth, as of November 16, 2007: (a) the unaudited capitalization of the shares of each of the Citizens Funds and the Sentinel Balanced, Government Securities, International Equity and U.S. Treasury Money Market Funds and (b) the unaudited pro forma combined capitalization of each of the share classes of each of the Citizens Funds and Sentinel Funds assuming each Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity.

			Net Asset Value
Fund	Total Net Assets	Shares Outstanding	Per Share

Citizens Core Growth
Standard	243,211,067.41	10,524,061.766	23.11
Administrative	1,911,617.48	80,252.623	23.82
Institutional	61,471,551.82	3,154,004.711	19.49
Citizens Value
Standard	58,086,984.72	3,935,432.569	14.76
Institutional	9,421,375.21	636,149.575	14.81
Pro forma – Sentinel Responsible Investing (SRI)
Core Opportunities
Class A	301,298,052.13	13,037,561.754	23.11
Class I	72,804,544.50	3,735,482.017	19.49

Citizens Emerging Growth
Standard	167,848,110.94	9,217,359.195	18.21
Administrative	2,871,888.12	153,576.905	18.70
Institutional	495,199.09	25,899.534	19.12
Citizens Small Cap Core Growth
Standard	39,806,676.46	2,964,011.650	13.43
Pro forma – Sentinel Responsible Investing (SRI)
Emerging Companies
Class A	207,654,787.40	11,403,338.133	18.21
Class I	3,367,087.21	176,102.888	19.12

Citizens Global Equity
Standard	82,908,796.17	3,743,060.775	22.15
Administrative	1,029,569.94	45,475.704	22.64
Institutional	396,793.97	17,088.457	23.22
Sentinel International Equity
Class A	156,954,911.25	6,771,135.084	23.18
Class I	9,861,287.34	425,055.489	23.20
Pro forma – Sentinel International Equity
Class A	239,863,707.41	10,347,873.486	23.18
Class I	11,287,651.25	486,536.692	23.20

			Net Asset Value
Fund	Total Net Assets	Shares Outstanding	Per Share
Citizens Income
Standard	46,542,133.10	4,734,703.266	9.83
Sentinel Government Securities
Class A	247,703,714.96	23,771,949.612	10.42
Pro forma – Sentinel Government Securities
Class A	294,245,848.06	28,238,565.073	10.42

Citizens Money Market
Standard	74,473,818.65	74,473,818.65	1.00
Institutional	10,878,086.070	10,878,086.07	1.00
Sentinel U.S. Treasury Money Market
Class A	58,478,259.798	58,478,259.80	1.00
Pro forma – Sentinel U.S. Treasury Money Market
Class A	143,830,164.52	143,830,164.522	1.00

Citizens Balanced
Standard	12,154,029.84	933,489.235	13.02
Sentinel Balanced
Class A	247,754,219.31	13,384,884.890	18.51
Pro forma – Sentinel Balanced
Class A	259,908,249.15	14,041,504.546	18.51

REASONS FOR THE REORGANIZATIONS

The Citizens Board has determined that the participation in the Reorganization of a Citizens Fund is in the best interests of that Citizens Fund and its shareholders, and has concluded that the interests of shareholders of each Citizens Fund will not be diluted as a result of the Reorganization of that Fund with the corresponding Sentinel Fund. The Board has also considered and unanimously approved the terms and conditions of the Agreement and Plan of Reorganization. The following sets forth in greater detail the steps taken by the Board in arriving at these conclusions.

At a Board meeting held on September 9, 2007, SAM made an initial presentation to the Citizens Board regarding its asset management business, including its commitment to socially responsible investing. The presentation included SAM’s preliminary ideas on combining the SAM Funds and the Citizens Funds into a single mutual fund family. It was proposed that the Citizens Funds would reorganize into new or existing Sentinel Funds, with the new Sentinel Funds applying the same social screens that the Citizens Funds currently apply. SAM also informed the Citizens Board that the new Sentinel Funds, the Sentinel Responsible Investing (SRI) Core Opportunities Fund and the Sentinel Responsible Investing (SRI) Emerging Companies Fund, would adopt the Citizens Funds’ proxy voting policies upon the consummation of the Reorganizations. At the meeting, SAM also presented preliminary materials on proposed distribution arrangements and strategies, service providers and expense structures. In addition, the Chief Compliance Officer of SAM and the Sentinel Funds provided an overview of the Sentinel Funds’ compliance program and SAM’s compliance department and risk management framework.

After the September 9, 2007 meeting, the Citizens Board conducted certain reviews with the assistance of the counsel to the Citizens Funds. The reviews covered the Sentinel Funds, SAM and each Sentinel entity that provides or was proposed to provide services to the Sentinel Funds after giving effect to the Reorganizations. With respect to the Sentinel Funds, the review included, among other things, (a) organizational documents, (b) certain documents filed with the Securities and Exchange Commission, (c) information concerning the historical performance of each of the Sentinel Funds (other than the newly-organized Sentinel Funds), (d) certain service provider contracts, (e) certain materials concerning regulatory matters, (f) certain materials concerning insurance and (g) certain materials concerning compliance matters. With respect to SAM and its affiliates, the review included, among other things, (a)

certain organizational materials, (b) various aspects of compliance, (c) various aspects of brokerage and trading practices, (d) certain materials concerning insurance and (e) certain financial statements.

At a meeting of the Independent Trustees held on September 27, 2007, the Independent Trustees received a progress report from their counsel and counsel to the Citizens Funds on the status of the negotiations regarding the Reorganizations and the reviews being performed. The Independent Trustees discussed, along with their counsel, the Agreement and Plan of Reorganization and the Proxy Statement/Prospectus. The Trustees reviewed the operating expense ratios of the Sentinel Funds into which the Citizens Funds are proposed to be reorganized. They also considered the pricing procedures used by the Sentinel Funds, and the alternatives to the Reorganizations.

Another meeting of the Board was held on October 12, 2007. At this meeting, the Board further considered the proposed Reorganizations. After making a presentation on the merits of the proposed Reorganizations, Citizens Advisers recommended that the Board approve the Reorganization of each Citizens Fund into the corresponding Sentinel Fund. The Trustees, along with their counsel, reviewed, among other things, the Proxy Statement/Prospectus and the terms and conditions of the Agreement and Plan of Reorganization.

At a meeting held on October 26, 2007, the Trustees unanimously determined that each Reorganization of a Citizens Fund into the corresponding Sentinel Fund was in the best interests of the shareholders of such Citizens Fund, and that based on current circumstances, the interests of the existing shareholders of each Citizen Fund would not be diluted as a result of the Reorganization of that Citizens Fund. The Trustees also considered and unanimously approved the terms and conditions of the Agreement and Plan of Reorganization.

During the meeting, the Trustees, with the advice and assistance of counsel, reviewed and considered, among other things:

i.	the reputation, financial strength and capabilities of SAM and the resources that SAM has committed to commit to socially responsible investing;

ii.	the investment objectives and policies of each Sentinel Fund and its compatibility with those of the corresponding Citizens Fund;

iii.	that the social screens currently applied by the Citizens Funds are the same as those to be applied by the Sentinel Responsible Investing (SRI) Core Opportunities Fund and the Sentinel Responsible Investing (SRI) Emerging Companies Fund;

iv.	other than with respect to the proposed Reorganizations into newly-organized Sentinel Fund, the historical investment performance records of each Sentinel Fund compared to the historical investment performance of the corresponding Citizens Fund;

v.	the investment advisory and total expenses payable and paid by each Sentinel Fund, as compared with those of the corresponding Citizens Fund, and in this regard it was noted that:

(a) the total expenses of the each Sentinel Fund were lower than the current total expenses of the corresponding Citizens Fund, except for Institutional shares of Citizens Money Market Fund and ~~Administrative shares of Citizens Core Growth Fund;~~

(b) Citizens Money Market Fund shareholders may redeem their shares without recognizing any gain or loss for federal income tax purposes; and (c) the total expenses of the Class A ~~shares of the Sentinel Responsible Investing (SRI) Core Opportunities Fund, the share class holders of Administrative shares of Citizens Core Growth Fund would receive upon consummation of the Reorganization, were reasonable as compared to comparable funds~~.

vi.	the compliance organization of SAM and the Sentinel Funds;

vii.	the qualifications and experience of the investment personnel who are or would be managing each Sentinel Fund;

viii.	Sentinel's distribution capabilities, the prospects for future growth of each Sentinel Fund, that the shareholders of each Citizens Fund may benefit from economies of scale depending on the future growth of the corresponding Sentinel Fund;

ix.	the current asset level of each Citizens Fund and the pro forma combined asset level of its corresponding Sentinel Fund after giving effect to the Reorganization;

x.	the terms of the proposed Reorganizations;

xi.	the expected tax-free nature of each Reorganization for U.S. federal income tax purposes;

xii.	the viability of the Citizens Funds absent approval of the proposed Reorganizations;

xiii.	that the transactions are not contingent on each other and may proceed separately; and

xiv.	that the Citizens Funds would not bear any of the expenses of the proposed Reorganizations.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Citizens Fund.

Citizens Advisers and SAM have agreed to use their best efforts to assure compliance with the conditions of Section 15(f) of the 1940 Act. Section 15(f) provides a non-exclusive safe harbor for an investment adviser or any affiliated persons thereof to receive any amount or benefit in connection with a transaction that results in a change of control of or identity of the investment adviser to an investment company as long as two conditions are met. First, no “unfair burden” may be imposed on the investment company as a result of the transaction relating to the change of control, or any express or implied terms, conditions or understandings applicable thereto. As defined in the 1940 Act, the term “unfair burden” includes any arrangement during the two-year period after the change of control whereby the investment adviser (or predecessor or successor adviser), or any interested person of any such adviser, receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services), or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than bona fide ordinary compensation as principal underwriter of the investment company). The Citizens Board was advised that Citizens Advisers and SAM were not aware of any circumstances relating to any Reorganizations that might result in the imposition of an “unfair burden” on a Citizens Fund. Second, during the three-year period immediately following the change of control, at least 75% of an investment company’s board of directors must not be “interested persons” of the investment adviser or the predecessor investment adviser within the meaning of the 1940 Act. The Sentinel Board currently satisfies and intends to continue to satisfy this condition.

BASED ON THIS INFORMATION, THE CITIZENS BOARD RECOMMENDS THAT THE SHAREHOLDERS OF EACH CITIZENS FUND VOTE “FOR” THEIR FUND’S REORGANIZATION.

SHAREHOLDER RIGHTS

The Trust was organized as a Massachusetts business trust on November 18, 1982. The Corporation was originally organized as a Delaware corporation on December 5, 1933 and was reorganized as a Maryland corporation on February 28, 1973. The Trust is governed by its Declaration of Trust and Bylaws and applicable Massachusetts law. The Corporation is governed by its Charter and Bylaws and applicable Maryland law.

The chart set forth below describes the significant rights of shareholders of the Funds.

Category	Corporation	Trust
Authorized shares	The Corporation is authorized to issue 2,550,000,000 shares, all of which shall be Common Stock. $.01 par value per share	The Trust is authorized to issue an unlimited number of Shares having no par value

Category	Corporation	Trust
Voting Rights

When a quorum is present at any meeting, the affirmative vote of a majority of the votes cast, or, with respect to any matter requiring a class vote, the affirmative vote of a majority of the votes cast of each class entitled to vote as a class on the matter, shall decide any matter properly brought before such meeting (except that directors may be elected by the affirmative vote of a plurality of the votes cast), unless a different vote is required under the 1940 Act or other applicable statutes or regulations or the charter of the Corporation. Each share may be voted for as many individuals as there are directors to be elected and for whose election the share is entitled to be voted. Unless otherwise provided in the charter, each outstanding share, regardless of class, shall be entitled to either, in the discretion of the Board, (a) one vote for each dollar of net asset value per share or (b) one vote for each share on each matter submitted to a vote at a meeting of stockholders.

All shares of the Trust have the same voting rights, except that shares of the Trust are entitled to vote separately to approve advisory agreements or changes in investment policy, but shares of the Trust may vote together in the election or selection of Trustees and accountants for the Trust. In matters affecting only a particular series or class only shares of that particular series or class are entitled to vote. Each shareholder is entitled to cast, at all meetings of shareholders on items on which that shareholder is entitled to vote, one vote for each dollar of net asset value of the fund attributable to that share. Shares of the Trust have non-cumulative voting rights in the election of Trustees. This means that the holders of shares representing more than 50% of the voting power of the Fund voting for the election of Trustees can elect 100% of the Trustees, if they choose to do so. In such event, the holders of shares representing less than 50% of the voting power of the Fund will not be able to elect any person or persons to the Citizens Board.

Shareholder Meetings

The Corporation is not required to hold an annual meeting of stockholders in any year in which the election of directors is not required to be acted upon under the 1940 Act. In the event that the Corporation is required to hold a meeting of stockholders to elect directors under the 1940 Act, such meeting shall be designated the annual meeting of stockholders for that year and shall be held on a date and at the time set by the Sentinel Board in accordance with the Maryland General Corporation Law. The chairman of the Sentinel Board, president, chief executive officer of the Sentinel Board may call a special meeting of the stockholders. Subject to certain conditions, a special meeting of stockholders shall also be called by the secretary of the Corporation upon the written request of stockholders entitled to cast not less than 25% of all the votes entitled to be cast at such meeting.

The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders but the Trust will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote.

Election & Term of Directors/ Trustees	Each Director serves until his or her successor is elected and qualified, until the March meeting of the Board after such Director attains age 72, or until his	Trustees may be elected either by the shareholders of the Trust or, as provided in the Declaration of Trust and subject to the limitations of the 1940 Act, by the Trustees.

Category	Corporation	Trust

or her death, resignation, or removal as provided in the Funds’ governing documents or by statute.

At any regular meeting or at any special meeting called for that purpose, a majority of the entire Sentinel Board may establish, increase or decrease the number of directors, provided that the number thereof shall never be less than three, and further provided that the tenure of office of a Director shall not be affected by any decrease in the number of directors. Any director may give notice to the Sentinel Board at any time of his or her resignation from the Sentinel Board.

If at any time less than a majority of the Directors have been elected by shareholders, a shareholder meeting will be called for the purpose of electing Directors.

Subject to all applicable provisions of the 1940 Act, a Trustee shall hold office during the lifetime of this Trust and until its termination as hereinafter provided or, if sooner, until his or her resignation, removal, attainment of a Citizens Board-set mandatory retirement age, incapacitation, death or the election and qualification of his or her successor. Currently, each Trustee term is limited to eight years, except for Ms. Collier.

Shareholder Liability	Maryland law provides that shareholders of a corporation are generally not liable for the corporation’s debts and obligations

The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

Director/Trustee Liability

Under the Charter, current and former Directors are generally indemnified to the fullest extent of Maryland law absent willful misfeasance, bad faith, gross negligence or reckless disregard of the duties. The Corporation may also advance reasonable expenses under certain conditions.

The Declaration of Trust provides that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. The Trust may also advance reasonable expenses under certain conditions.

Category	Corporation	Trust
	The Corporation also maintains directors’ liability insurance, and has contractually agreed to indemnify, and advance expenses to the Independent Directors under certain circumstances.	The Trust also maintains trustee liability insurance.

The foregoing is only a summary of certain rights of shareholders of the Corporation and the Trust under their governing documents and applicable law and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of those documents directly for a more thorough description.

MORE INFORMATION ABOUT THE FUNDS

Performance information and financial highlights for the Sentinel Balanced, Government Securities, International Equity and U.S. Treasury Money Market Funds is provided in Exhibit C. Such information is not included for the Sentinel Responsible Investing (SRI) Core Opportunities and Sentinel Responsible Investing (SRI) Emerging Companies Funds because they have not yet commenced operation. Additional information about the existing Sentinel Funds, including information concerning operations and management of the Sentinel Fund, is included in the Prospectuses and Statements of Additional Information dated March 30, 2007, as they may be amended and/or supplemented. Copies of the Sentinel Funds’ Prospectuses and Statements of Additional Information are available upon request and without charge by writing to the Sentinel Funds at One National Life Drive, Montpelier, Vermont 05604 or by calling toll-free at 1-800-282-3863.

Information about each Citizens Fund is included in the Funds’ Prospectus and Statement of Additional Information dated October 29, 2007, as they may be amended and/or supplemented, which are incorporated by reference into this Proxy Statement/Prospectus. The Citizens Funds’ Prospectus and Statement of Additional Information are available upon request and without charge by writing to the Citizens Funds at One Harbour Place, Suite 400, Portsmouth, New Hampshire 03801 or by calling 1-800-223-7010 or visiting www.citizensfunds.com. They have also been filed with the SEC.

The Trust and the Corporation are subject to the informational requirements of the Securities Act of 1933, as amended (“1933 Act”), the Securities Exchange Act of 1934, as amended (“1934 Act”), and the 1940 Act, and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements and other information filed can be obtained by calling or writing the Citizens Funds or Sentinel Funds, as applicable, or can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F. Street, N.E., Washington DC 20549, or the SEC’s regional offices in New York at 233 Broadway, New York, New York 10279 and in Chicago at Citicorp Center, Suite 1400, 500 West Madison Street, Chicago, Illinois 60661, or obtained electronically from the EDGAR database on the SEC’s website (www.sec.gov).

This Proxy Statement/Prospectus, which constitutes part of the Registration Statement filed by the Corporation with the SEC under the 1933 Act, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereof for further information with respect to the Sentinel Funds and the shares offered thereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable documents filed with the SEC.

CITIZENS BOARD RECOMMENDATION

The Citizens Board recommends that you vote “FOR” the Reorganization of the Funds.

VOTING MATTERS

GENERAL INFORMATION

This Proxy Statement/Prospectus is being furnished ~~in connection~~ with respect to the solicitation of proxies by the Citizens Board in connection with the Meeting. It is expected that the solicitation of proxies will be primarily by mail. The solicitation may also include e-mail, telephone, facsimile, internet, or oral communications by certain employees of SAM, Citizens or ~~its~~their affiliates, who will not be paid for these services~~.~~, and/or by Computershare, a professional proxy solicitor, for a fee estimated at $198,388.29. Brokers and other nominees may be reimbursed for their reasonable expenses in communicating with the person(s) ~~for whom~~on whose behalf they hold shares of a Citizens Fund.

VOTING RIGHTS AND REQUIRED VOTE

A quorum of shareholders is required to take action at the Meeting. Shareholders of a Citizens Fund representing thirty percent (30%) of the voting power of the outstanding shares entitled to vote present in person or by proxy shall constitute a quorum for that Citizens Fund. Where the vote is required on a share class basis, a quorum of the relevant share class(es) will be required to take action at the Meeting. In the absence of a quorum, any lesser number of outstanding shares entitled to vote present in person or by proxy may adjourn the meeting from time to time until a quorum shall be present.

For the purpose of establishing whether a quorum is present at the Meeting, all shares present and entitled to vote, including abstentions ~~and broker non-votes~~, shall be counted. Broker non-votes are proxies received by the Citizens Fund from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote a particular matter. Because of the nature of the proposals, broker non-votes are not expected to be generated.

In the event that sufficient votes in favor of each Reorganization are not received, the persons named as proxies on the enclosed proxy card may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of the holders of a majority of the shares present in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies on the enclosed proxy card will vote in favor of any such adjournment those proxies required to be voted in favor of the Reorganization and against any such adjournment those proxies required to be voted against the Reorganization.

Each ~~class of Citizens Money Market Fund will vote separately on the Fund’s proposed Reorganization. In addition, holders of Administrative shares of Citizens Core Growth Fund will vote separately from the Fund’s other shareholders on the Fund’s proposed Reorganization. Further, a quorum of the relevant share class(es) of these Funds will be required to take action at the Meeting.Each~~ Reorganization must be approved by a vote of a majority of the outstanding voting securities of the applicable Citizens Fund or shares class. The “vote of a majority of the outstanding voting securities” is defined in the 1940 Act as the lesser of the vote of (a) 67% or more of the voting power of the voting securities of the Fund (or class(es), as applicable) that are present at the Meeting or represented by proxy if holders of shares representing more than 50% of the voting power of the outstanding voting securities of the Fund (or class(es), as applicable)are present or represented by proxy or (b) more than 50% of the voting power of the outstanding voting securities of the Fund (or class(es), as applicable).

Abstentions and ~~broker non-votes~~ are not considered “votes cast” and, therefore, do not constitute a vote FOR the Reorganization. Abstentions ~~and broker non-votes~~ effectively result in a vote AGAINST the Reorganization. Because of the nature of the proposals, broker non-votes are not expected to be generated.

RECORD DATE AND OUTSTANDING SHARES

Only shareholders of record of a Citizens Fund at the close of business on the NYSE on November 16, 2007 (“Record Date”) are entitled to notice of and to vote at the Meeting and at any postponement or adjournment thereof. At the close of business on the NYSE on the Record Date, there were ~~[insert~~the number of outstanding shares for each Citizens Fund~~]~~ outstanding and entitled to vote at the Meeting shown in the following table.

Fund/Class	Shares
Citizens Balanced Fund, Standard shares	933,489.235
Citizens Core Growth Fund, Standard shares	10,524,061.766
Citizens Core Growth Fund, Administrative shares	80,252.623
Citizens Core Growth Fund, Institutional shares	3,154,004.711
Citizens Emerging Growth Fund, Standard shares	9,217,359.195
Citizens Emerging Growth Fund, Administrative shares	153,576.905
Citizens Emerging Growth Fund, Institutional shares	25,899.534
Citizens Global Equity Fund, Standard shares	3,743,060.775
Citizens Global Equity Fund, Administrative shares	45,475.704
Citizens Global Equity Fund, Institutional shares	17,088.457
Citizens Income Fund, Standard shares	4,734,703.266
Citizens Money Market Fund, Standard shares	74,473,818.654
Citizens Money Market Fund, Institutional Class shares	10,878,086.070
Citizens Small Cap Core Growth Fund, Standard shares	2,964,011.650
Citizens Value Fund, Standard shares	3,935,432.569
Citizens Value Fund, Institutional shares	636,149.575

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

Citizens Funds

~~[~~As of the Record Date, the current officers and Trustees of the Citizens Funds in the aggregate beneficially owned less than 1% of each Class shares of each Citizens Fund.~~]~~

As of the Record Date, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of any class of any Citizens Fund or 25% or more of the shares of any Citizens Fund. Persons who owned of record or beneficially more than 25% of a Fund’s outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. ~~[~~The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency or custodial customers.~~]~~

~~Fund~~			Institutional	~~Percentage of Fund~~
	Standard	Administrative	~~Class~~		Fund
Citizens Global Equity Fund
Charles Schwab,
San Francisco, CA				23.79	23.39
Delaware Charter
Guarantee Trust
FBO Various
Qualified Plans,
Des Moines IA				10.58	0.13
ING National Trust,
Hartford CT				57.22	0.70
National Financial
Services Corp, New
York, NY				6.87	6.75
Nationwide Trust
Company FSB C/O
IPO Portfolio
Accounting,
Columbus OH				28.63	0.35
SEI Trust
Company, C/O
Laird Norton, Oaks
PA				99.75	0.47

~~Fund~~			Institutional	~~Percentage of Fund~~
	Standard	Administrative	~~Class~~			Fund
Citizens Core Growth Fund
Charles Schwab,
San Francisco, CA				5.03		3.99
Delaware Charter
Guarantee Trust
FBO Various
Qualified Plans,
Des Moines IA					55.17	0.34
ING National Trust,
Hartford CT					38.25	0.24
Melanie Millhorn
Plan Administrator,
State of Alaska,
Englewood, CA					70.49	14.13
State of Alaska
Public EE’s
Defined
Contribution Plan
401A, Greenwood,
CO					6.66	1.34

Citizens Value Fund
Charles Schwab,
San Francisco, CA				16.15		13.89
LPL Financial
Services, San
Diego, CA				7.21		6.20
National Financial
Services Corp, New
York, NY				10.82		9.31
Katherine B
Reynolds, The
Alice K Meyer
Testamentary Trust,
Austin TX					21.31	2.97
Katherine Berkley
Reynolds, The
Reynolds
Revocable Trust,
Austin, TX					48.18	6.72
Lily Tomlin, Studio
City CA					10.29	1.44
Side By Side
Limited
Partnership, Tucson
AZ					20.22	2.82

~~Fund~~			Institutional	~~Percentage of Fund~~
	Standard	Administrative	~~Class~~			Fund
Citizens Emerging Growth
Adam Hochschild,
Blue Mountain
Center, Blue
Mountain NY					12.94	0.22
Charles Schwab,
San Francisco CA				13.46	33.34	13.29
DBTCO Ttee
Counsel Trust Co
FBO Conference
Calls Unlimited
401k Plan,
Dubuque IA					12.13	0.04
Delaware Charter
Guarantee Trust,
FBO Various
Qualified Plans,
Des Moines, IA					6.10	0.10
ING Life Insurance
& Annuity
Company, Hartford
CT					39.59	0.66
ING National Trust,
Hartford CT					29.73	0.50
LPL Financial
Services, San Diego
CA					9.30	0.03
National Financial
Services Corp, New
York, NY				5.02	11.30	4.95
Nationwide Trust
Company, C/O IPO
Portfolio
Accounting,
Columbus OH					9.02	0.15
SEI Trust
Company, C/O
Laird Norton, Oaks
PA					31.80	0.09

~~Fund~~			Institutional	~~Percentage of Fund~~
	Standard	Administrative	~~Class~~			Fund
Citizens Money Market Fund
Katherine B
Reynolds, The
Alice K Meyer
Testamentary Trust,
Austin, TX					19.28	2.46
OP and W E
Edwards
Foundation, Red
Lodge, MT					15.72	2.00
Quercus Tom
Kulog, Baker City,
OR					6.97	0.89
Rainbow Grocery
Inc., San Francisco,
CA					7.56	0.96

Citizens Small Cap Core Growth
Charles Schwab,
San Francisco, CA				18.37		18.37
National Financial
Services Corp, New
York, NY					7.69	7.69

If each Reorganization had occurred on the Record Date, these persons would have owned the following percentages of each Sentinel Fund:

~~Fund~~		Class	~~Percentage of Fund~~	Percentage
	Class A	I		of Fund
Sentinel International Equity Fund
Charles Schwab, San
Francisco, CA	~~8.40~~8.44			7.49
Delaware Charter Guarantee
Trust, FBO Various Qualified
Plans, Des Moines, IA	~~0.05~~	0.96		0.04
ING National Trust, Hartford
CT	~~.24~~	5.22		~~2.11~~0.22
National Financial Services,
Corp, New York NY	~~2.37~~2.38			2.11
Nationwide Trust Company,
C/O IPO Portfolio Accounting,
Columbus OH	~~0.71~~	15.13		0.63
SEI Trust Company, C/O Laird
Norton, Oaks PA		~~3.86~~3.51		0.15

~~Fund~~		Class	~~Percentage of Fund~~	Percentage
	Class A	I		of Fund
Sentinel Responsible Investing (SRI) Core Opportunities
Charles Schwab, San
Francisco, CA	7.17			5.78
Delaware Charter Guarantee
Trust, FBO Various Qualified
Plans, Des Moines, IA		1.45		0.28
ING National Trust, Hartford
CT		1.00		0.20
Katherine B Reynolds, The
Alice K Meyer Testamentary
Trust, Austin, TX		2.76		0.54
Katherine Berkley Reynolds,
The Reynolds Revocable Trust,
Austin, TX		6.23		1.21
Lily Tomlin, Studio City CA		1.33		0.26
LPL Financial Services, San
Diego, CA	1.39			1.12
Melanie Millhorn Plan
Administrator, State of Alaska,
Englewood, CA		59.52		11.58
National Financial Services
Corp, New York, NY	2.09			1.68
Side By Side Limited
Partnership, Tucson AZ		2.62		0.51
State of Alaska Public EE’s
Defined Contribution Plan
401A, Greenwood, CO		5.63		1.10

~~Fund~~		Class	~~Percentage of Fund~~	Percentage
	Class A	I		of Fund
Sentinel Responsible Investing (SRI) Emerging Companies
Adam Hochschild, Blue
Mountain Center, Blue
Mountain NY	~~0.18~~	11.04		0.18
Charles Schwab, San Francisco
CA	~~14.20~~14.40	~~33.34~~4.90		~~0.08~~14.25
DBTCO Ttee Counsel Trust Co
FBO Conference Calls
Unlimited 401k Plan, Dubuque
IA		~~12.13~~1.78		0.03
Delaware Charter Guarantee
Trust, FBO Various Qualified
Plans, Des Moines, IA	~~0.08~~	5.20		0.08
ING Life Insurance & Annuity
Company, Hartford CT	~~0.54~~	33.77		0.54
ING National Trust, Hartford
CT	~~0.41~~	25.36		0.40
LPL Financial Services, San
Diego CA		~~9.30~~1.37		0.02
National Financial Services
Corp, New York, NY	~~5.46~~5.53	~~11.30~~1.66		5.47
Nationwide Trust Company,
C/O IPO Portfolio Accounting,
Columbus OH	~~0.12~~	7.69		0.12
SEI Trust Company, C/O Laird
Norton, Oaks PA		~~31.80~~4.68		0.07

~~Fund~~		Class	~~Percentage of Fund~~	Percentage
	Class A	I		of Fund
Sentinel U.S Treasury Money Market Fund
Katherine B Reynolds, The
Alice K Meyer Testmentary
Trust, Austin, TX	1.46			1.43
OP and W E Edwards
Foundation, Red Lodge, MT	1.19			1.17
Quercus Tom Kulog, Baker
City, OR	0.53			0.52
Rainbow Grocery Inc., San
Francisco, CA	0.57			0.56

OTHER BUSINESS AND DISCRETION OF NAMED PROXIES

The Citizens Board knows of no other business to be brought before the Meeting. However, if any other matters properly come before the Meeting, including any question as to the adjournment or postponement of the Special Meeting, proxies will be voted in the discretion of the persons named in the enclosed form of proxy in the interests of the Citizens Funds.

SHAREHOLDER INQUIRIES

Shareholder inquiries about the Funds may be addressed to the Citizens Funds, One Harbour Place, Suite 400, Portsmouth, NH 03801.

Whether Or Not You Expect To Be Present At The Meeting, We Encourage You To Authorize Your Vote By Proxy. You May Authorize Your Vote By Proxy By Calling The Phone Number Listed On Your Proxy Card, Visiting The Website Listed On Your Proxy Card or Completing, Signing, Dating and Returning The Proxy Card Using The Enclosed Postage Prepaid Envelope.

By Order of the Board of Trustees,

Marcia S. Kovalik
Secretary

Portsmouth, NH
December ~~21,~~28, 2007

Annex A

SUMMARY OF INVESTMENT LIMITATIONS

The following chart contains a summary of the stated fundamental and non-fundamental investment limitations of each Fund. A policy that is fundamental may not be changed without shareholder approval. Investment limitations are generally measured at the time of purchase.

Sentinel Responsible Investing (SRI) Core Opportunities Fund	Citizens Core Growth Fund

May not borrow except from banks in an amount up to 5% of a Fund’s total assets for temporary or emergency purposes or to meet redemption requests that might otherwise require the untimely disposition of securities.

May not borrow money if such borrowing is specifically prohibited by the 1940 Act or its rules and regulations.
May not purchase securities on margin.	No similar limitation.
May not deal in real estate.

May not purchase or sell real estate (excluding securities secured by real estate or interests therein), or interests in oil, gas or mineral leases in the ordinary course of business; each Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund.

May not act as an underwriter of securities issued by others.

May not underwrite securities issued by other persons, except that all or any portion of the assets of each Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act or its rules and regulations, and except in so far as a Fund may technically be deemed an underwriter under the Securities Act in selling a security.

May not purchase from or sell to any officer, director or employee of the Corporation, SAM, SFSC or a subadvisor (or any of their officers or directors) any securities other than Fund shares.	No similar limitation.
May not invest in oil, gas or other mineral exploration or development programs or leases.

May not purchase or sell real estate (excluding securities secured by real estate or interests therein), or interests in oil, gas or mineral leases in the ordinary course of business; each Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund.

May not invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange.

No similar limitation.
May not invest for the purposes of exercising control or management.	No similar limitation.
May not make short sales of securities.	No similar limitation.
May not invest more than 25% of its assets in securities of companies within a single industry.

May not concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of the Fund’s investment objective, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry, except that this restriction does not apply to positions in futures contracts. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and obligations of domestic branches of domestic banks, are not included in this limit.

 Annex-1

Sentinel Responsible Investing (SRI) Core Opportunities Fund	Citizens Core Growth Fund

May not, with respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

May not, with respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

No similar restriction, except that the Fund is limited with respect to investments in illiquid securities.

May not invest more than 15% of the Fund’s assets in private placements that may be traded pursuant to Rule 144A under the Securities Act of 1933, as amended, except this limitation will not apply if the Citizens Board or Citizens finds that a liquid trading market exists for these securities.

May not invest more than 15% of its net assets in illiquid securities.	May not invest more than 15% of its net assets in illiquid securities.

To comply with Subchapter M of the Code, at least 50% of the Fund’s total assets must be comprised of individual issues, each of which represents no more than 5% of the Fund’s total assets and not more than 10% of the issuer’s outstanding voting securities. Those issues which represent more than 5% of the Fund’s total assets must be limited in the aggregate to 50% of the Fund’s total assets, provided, however, that no more than 25% of the Fund’s total assets may be invested in any one issuer or in qualified publicly-traded partnerships.

To comply with Subchapter M of the Code, at least 50% of the Fund’s total assets must be comprised of individual issues, each of which represents no more than 5% of the Fund’s total assets and not more than 10% of the issuer’s outstanding voting securities. Those issues which represent more than 5% of the Fund’s total assets must be limited in the aggregate to 50% of the Fund’s total assets, provided, however, that no more than 25% of the Fund’s total assets may be invested in any one issuer or in qualified publicly-traded partnerships.

May invest up to 10% of its total assets in the securities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company, unless it does so in reliance on a statutory exemption under the 1940 Act or related rules or Securities and Exchange Commission staff interpretations.

May be invested in one or more investment companies, to the extent not prohibited by the 1940 Act or its rules and regulations.

May not have on loan at any given time securities representing more than 33-1/3% of its total assets. For the sole purpose of calculating this limit, loan collateral can be included as part of the Fund’s total assets, which means that a Fund could lend up to 50% of its total assets before the securities loan.

May not make loans to other persons if such loans are specifically prohibited by the 1940 Act or its rules and regulations and may not have on loan securities the aggregate market value of which exceed 30% of the total assets of the Fund.

May not invest in commodities or commodity contracts, except that a Fund may do so in accordance with applicable law and the Fund’s prospectus and statement of additional information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Law.

May not invest in commodities or commodity contracts, except that a Fund may do so in accordance with applicable law and the Fund’s prospectus and statement of additional information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Law.

May not issue senior securities to the extent such issuance would violate applicable law. The 1940 Act currently generally defines a “senior security” as any bond,	May not issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or its rules and regulations.

 Annex-2

Sentinel Responsible Investing (SRI) Core Opportunities Fund	Citizens Core Growth Fund

debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends. With certain exceptions, the 1940 Act prohibits the Fund from issuing senior securities. For example, the Fund may borrow from any bank if it maintains an asset coverage of at least 300% in the aggregate and that, in the event that such asset coverage falls below 300%, the Fund shall, within three days (not including Sundays and holidays), reduce the amount of its borrowings to attain the 300% asset coverage.

May invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if the Fund’s investment advisor believes that adverse market or other conditions warrant.

May invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if Citizens believes that adverse market or other conditions warrant.

May not invest more than 25% of its net assets in repurchase agreements.	No similar limitation.
Does not invest in an affiliated money market fund.	May not invest more than 25% of its assets in the Citizens Money Market Fund.
Derivative restrictions are described below.	May not pay more than 5% of the Fund’s total assets in aggregate premiums for put and call options.

Annex-3

Sentinel Responsible Investing (SRI) Emerging Companies Fund	Citizens Emerging Growth Fund

May not borrow except from banks in an amount up to 5% of a Fund’s total assets for temporary or emergency purposes or to meet redemption requests that might otherwise require the untimely disposition of securities.

May not borrow money if such borrowing is specifically prohibited by the 1940 Act or its rules and regulations.
May not purchase securities on margin.	No similar limitation.
May not deal in real estate.

May not purchase or sell real estate (excluding securities secured by real estate or interests therein), or interests in oil, gas or mineral leases in the ordinary course of business; each Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund.

May not act as an underwriter of securities issued by others.

May not underwrite securities issued by other persons, except that all or any portion of the assets of each Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act or its rules and regulations, and except in so far as a Fund may technically be deemed an underwriter under the Securities Act in selling a security.

May not purchase from or sell to any officer, director or employee of the Corporation, SAM, SFSC or a subadvisor (or any of their officers or directors) any securities other than Fund shares.	No similar limitation.
May not invest in oil, gas or other mineral exploration or development programs or leases.

May not purchase or sell real estate (excluding securities secured by real estate or interests therein), or interests in oil, gas or mineral leases in the ordinary course of business; each Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund.

May not invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange.

No similar limitation.
May not invest for the purposes of exercising control or management.	No similar limitation.
May not make short sales of securities.	No similar limitation.
May not invest more than 25% of its assets in securities of companies within a single industry.

May not concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of the Fund’s investment objective, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry, except that this restriction does not apply to positions in futures contracts. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and obligations of domestic branches of domestic banks, are not included in this limit.

May not, with respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government or its agencies or	May not, with respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government or its

Annex-4

Sentinel Responsible Investing (SRI) Emerging Companies Fund	Citizens Emerging Growth Fund

instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

No similar restriction, except that the Fund is limited with respect to investments in illiquid securities.

May not invest more than 15% of the Fund’s assets in private placements that may be traded pursuant to Rule 144A under the Securities Act of 1933, as amended, except this limitation will not apply if the Citizens Board or Citizens finds that a liquid trading market exists for these securities.

May not invest more than 15% of its net assets in illiquid securities.	May not invest more than 15% of its net assets in illiquid securities.

To comply with Subchapter M of the Code, at least 50% of the Fund’s total assets must be comprised of individual issues, each of which represents no more than 5% of the Fund’s total assets and not more than 10% of the issuer’s outstanding voting securities. Those issues which represent more than 5% of the Fund’s total assets must be limited in the aggregate to 50% of the Fund’s total assets, provided, however, that no more than 25% of the Fund’s total assets may be invested in any one issuer or in qualified publicly-traded partnerships.

To comply with Subchapter M of the Code, at least 50% of the Fund’s total assets must be comprised of individual issues, each of which represents no more than 5% of the Fund’s total assets and not more than 10% of the issuer’s outstanding voting securities. Those issues which represent more than 5% of the Fund’s total assets must be limited in the aggregate to 50% of the Fund’s total assets, provided, however, that no more than 25% of the Fund’s total assets may be invested in any one issuer or in qualified publicly-traded partnerships.

May invest up to 10% of its total assets in the securities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company, unless it does so in reliance on a statutory exemption under the 1940 Act or related rules or Securities and Exchange Commission staff interpretations.

May be invested in one or more investment companies, to the extent not prohibited by the 1940 Act or its rules and regulations.

May not have on loan at any given time securities representing more than 33-1/3% of its total assets. For the sole purpose of calculating this limit, loan collateral can be included as part of the Fund’s total assets, which means that a Fund could lend up to 50% of its total assets before the securities loan.

May not make loans to other persons if such loans are specifically prohibited by the 1940 Act or its rules and regulations and may not have on loan securities the aggregate market value of which exceed 30% of the total assets of the Fund.

May not invest in commodities or commodity contracts, except that a Fund may do so in accordance with applicable law and the Fund’s prospectus and statement of additional information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Law.

May not invest in commodities or commodity contracts, except that a Fund may do so in accordance with applicable law and the Fund’s prospectus and statement of additional information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Law.

May not issue senior securities to the extent such issuance would violate applicable law. The 1940 Act currently generally defines a “senior security” as any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends. With certain exceptions, the 1940 Act prohibits the Fund from

May not issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or its rules and regulations.

Annex-5

Sentinel Responsible Investing (SRI) Emerging Companies Fund	Citizens Emerging Growth Fund

issuing senior securities. For example, the Fund may borrow from any bank if it maintains an asset coverage of at least 300% in the aggregate and that, in the event that such asset coverage falls below 300%, the Fund shall, within three days (not including Sundays and holidays), reduce the amount of its borrowings to attain the 300% asset coverage.

May invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if the Fund’s investment advisor believes that adverse market or other conditions warrant.

May invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if Citizens believes that adverse market or other conditions warrant.

May not invest more than 25% of its net assets in repurchase agreements.	No similar limitation.
Does not invest in an affiliated money market fund.	May not invest more than 25% of its assets in the Citizens Money Market Fund.
Derivative restrictions are described below.	May not pay more than 5% of the Fund’s total assets in aggregate premiums for put and call options.

Annex-6

Sentinel International Equity Fund	Citizens Global Equity Fund

May not borrow except from banks in an amount up to 5% of a Fund’s total assets for temporary or emergency purposes or to meet redemption requests that might otherwise require the untimely disposition of securities.

May not borrow money if such borrowing is specifically prohibited by the 1940 Act or its rules and regulations.
May not purchase securities on margin.	No similar limitation.
May not deal in real estate.

May not purchase or sell real estate (excluding securities secured by real estate or interests therein), or interests in oil, gas or mineral leases in the ordinary course of business; each Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund.

May not act as an underwriter of securities issued by others.

May not underwrite securities issued by other persons, except that all or any portion of the assets of each Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act or its rules and regulations, and except in so far as a Fund may technically be deemed an underwriter under the Securities Act in selling a security.

May not purchase from or sell to any officer, director or employee of the Corporation, SAM, SFSC or a subadvisor (or any of their officers or directors) any securities other than Fund shares.	No similar limitation.
May not invest in oil, gas or other mineral exploration or development programs or leases.

May not purchase or sell real estate (excluding securities secured by real estate or interests therein), or interests in oil, gas or mineral leases in the ordinary course of business; each Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund.

May not invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange.

No similar limitation.
May not invest for the purposes of exercising control or management.	No similar limitation.
May not make short sales of securities.	No similar limitation.
May not invest more than 25% of its assets in securities of companies within a single industry.

May not concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of the Fund’s investment objective, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry, except that this restriction does not apply to positions in futures contracts. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and obligations of domestic branches of domestic banks, are not included in this limit.

May not, with respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the

May not, with respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if, as a result, (a) more

Annex-7

Sentinel International Equity Fund	Citizens Global Equity Fund
Fund’s total assets would be invested in the securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.	than 5% of the Fund’s total assets would be invested in the securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.
May not invest in restricted securities.

May not invest more than 15% of the Fund’s assets in private placements that may be traded pursuant to Rule 144A under the Securities Act of 1933, as amended, except this limitation will not apply if the Citizens Board or Citizens finds that a liquid trading market exists for these securities.

May not invest more than 5% of its assets in a single issuer other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including mortgage-backed securities.	No similar limitation.
May not invest in illiquid securities.	May not invest more than 15% of its net assets in illiquid securities.

To comply with Subchapter M of the Code, at least 50% of the Fund’s total assets must be comprised of individual issues, each of which represents no more than 5% of the Fund’s total assets and not more than 10% of the issuer’s outstanding voting securities. Those issues which represent more than 5% of the Fund’s total assets must be limited in the aggregate to 50% of the Fund’s total assets, provided, however, that no more than 25% of the Fund’s total assets may be invested in any one issuer or in qualified publicly-traded partnerships.

To comply with Subchapter M of the Code, at least 50% of the Fund’s total assets must be comprised of individual issues, each of which represents no more than 5% of the Fund’s total assets and not more than 10% of the issuer’s outstanding voting securities. Those issues which represent more than 5% of the Fund’s total assets must be limited in the aggregate to 50% of the Fund’s total assets, provided, however, that no more than 25% of the Fund’s total assets may be invested in any one issuer or in qualified publicly-traded partnerships.

May invest up to 10% of its total assets in the securities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company, unless it does so in reliance on a statutory exemption under the 1940 Act or related rules or Securities and Exchange Commission staff interpretations.

May be invested in one or more investment companies, to the extent not prohibited by the 1940 Act or its rules and regulations.

May not have on loan at any given time securities representing more than 33-1/3% of its total assets. For the sole purpose of calculating this limit, loan collateral can be included as part of the Fund’s total assets, which means that a Fund could lend up to 50% of its total assets before the securities loan.

May not make loans to other persons if such loans are specifically prohibited by the 1940 Act or its rules and regulations and may not have on loan securities the aggregate market value of which exceed 30% of the total assets of the Fund.

May not invest in commodities or commodity contracts, except that a Fund may do so in accordance with applicable law and the Fund’s prospectus and statement of additional information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Law.

May not invest in commodities or commodity contracts, except that a Fund may do so in accordance with applicable law and the Fund’s prospectus and statement of additional information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Law.

May not issue senior securities to the extent such issuance would violate applicable law. The 1940 Act currently generally defines a “senior security” as any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as

May not issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or its rules and regulations.

Annex-8

Sentinel International Equity Fund	Citizens Global Equity Fund

to distribution of assets or payment of dividends. With certain exceptions, the 1940 Act prohibits the Fund from issuing senior securities. For example, the Fund may borrow from any bank if it maintains an asset coverage of at least 300% in the aggregate and that, in the event that such asset coverage falls below 300%, the Fund shall, within three days (not including Sundays and holidays), reduce the amount of its borrowings to attain the 300% asset coverage.

May invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if the Fund’s investment advisor believes that adverse market or other conditions warrant.

May invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if Citizens believes that adverse market or other conditions warrant.

May not invest more than 25% of its net assets in repurchase agreements.	No similar limitation.

May not change its policy of investing, under normal circumstances, at least 80% of its assets in equity securities unless the Fund provides its shareholders with 60 days’ prior written notice of such change.

May not change its policy of investing, under normal circumstances, at least 80% of its assets in equity securities unless the Fund provides its shareholders with 60 days’ prior written notice of such change.

May not invest more than 40% of its assets in any one country.	No similar limitation.
Must normally be invested in ten or more foreign countries.	No similar limitation. However, under normal circumstances, Citizens invests in a minimum of three countries, but will typically invest much more broadly.
May not invest more than 20% of its total assets in emerging markets	May not invest more than 25% of total assets in emerging markets (such as Russia, Malaysia and Pakistan)
Must invest at least 75% of its total assets in securities of non-U.S. issuers	No similar limitation.
May not invest more than 25% of its total assets in companies organized in the United States, and only if they have at least 50% of their assets and/or revenues outside the United States	No similar limitation.
May not invest in convertible or debt securities rated below Baa by Moody’s or BBB ~~[~~or higher~~]~~ by Standard & Poor’s.	No similar limitation.
Does not invest in an affiliated money market fund.	May not invest more than 25% of its assets in the Citizens Money Market Fund.
Derivative restrictions are described below.	May not pay more than 5% of the Fund’s total assets in aggregate premiums for put and call options.

Annex-9

Sentinel Government Securities Fund	Citizens Income Fund

May not borrow except from banks in an amount up to 5% of the Fund’s total assets for temporary or emergency purposes or to meet redemption requests that might otherwise require the untimely disposition of securities.

May not borrow money if such borrowing is specifically prohibited by the 1940 Act or its rules and regulations.
May not purchase securities on margin.	No similar limitation.
May not deal in real estate.

May not purchase or sell real estate (excluding securities secured by real estate or interests therein), or interests in oil, gas or mineral leases in the ordinary course of business; each Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund.

May not act as an underwriter of securities issued by others.

May not underwrite securities issued by other persons, except that all or any portion of the assets of each Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act or its rules and regulations, and except in so far as a Fund may technically be deemed an underwriter under the Securities Act in selling a security.

May not purchase from or sell to any officer, director or employee of the Corporation, SAM, SFSC or a subadvisor (or any of their officers or directors) any securities other than Fund shares.	No similar limitation.
May not invest in oil, gas or other mineral exploration or development programs or leases.

May not purchase or sell real estate (excluding securities secured by real estate or interests therein), or interests in oil, gas or mineral leases in the ordinary course of business; each Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund.

May not invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange.

No similar limitation.
May not invest for the purposes of exercising control or management.	No similar limitation.
May not make short sales of securities.	No similar limitation.
No similar limitation.

May not concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of the Fund’s investment objective, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry, except that this restriction does not apply to positions in futures contracts. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and obligations of domestic branches of domestic banks, are not included in this limit.

May not, with respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the

May not, with respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if, as a result, (a) more

Annex-10

Sentinel Government Securities Fund	Citizens Income Fund
Fund’s total assets would be invested in the securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.	than 5% of the Fund’s total assets would be invested in the securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.
May not invest in restricted securities.

May not invest more than 15% of the Fund’s assets in private placements that may be traded pursuant to Rule 144A under the Securities Act of 1933, as amended, except this limitation will not apply if the Citizens Board or Citizens finds that a liquid trading market exists for these securities.

May not invest in illiquid securities.	May not invest more than 15% of its net assets in illiquid securities.

To comply with Subchapter M of the Code, at least 50% of the Fund’s total assets must be comprised of individual issues, each of which represents no more than 5% of the Fund’s total assets and not more than 10% of the issuer’s outstanding voting securities. Those issues which represent more than 5% of the Fund’s total assets must be limited in the aggregate to 50% of the Fund’s total assets, provided, however, that no more than 25% of the Fund’s total assets may be invested in any one issuer or in qualified publicly-traded partnerships.

To comply with Subchapter M of the Code, at least 50% of the Fund’s total assets must be comprised of individual issues, each of which represents no more than 5% of the Fund’s total assets and not more than 10% of the issuer’s outstanding voting securities. Those issues which represent more than 5% of the Fund’s total assets must be limited in the aggregate to 50% of the Fund’s total assets, provided, however, that no more than 25% of the Fund’s total assets may be invested in any one issuer or in qualified publicly-traded partnerships.

May invest up to 10% of its total assets in the securities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company, unless it does so in reliance on a statutory exemption under the 1940 Act or related rules or Securities and Exchange Commission staff interpretations.

May be invested in one or more investment companies, to the extent not prohibited by the 1940 Act or its rules and regulations.

May not have on loan at any given time securities representing more than 33-1/3% of its total assets. For the sole purpose of calculating this limit, loan collateral can be included as part of the Fund’s total assets, which means that a Fund could lend up to 50% of its total assets before the securities loan.

May not make loans to other persons if such loans are specifically prohibited by the 1940 Act or its rules and regulations and may not have on loan securities the aggregate market value of which exceed 30% of the total assets of the Fund.

May not invest in commodities or commodity contracts, except that a Fund may do so in accordance with applicable law and the Fund’s prospectus and statement of additional information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Law.

May not invest in commodities or commodity contracts, except that a Fund may do so in accordance with applicable law and the Fund’s prospectus and statement of additional information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Law.

May not issue senior securities to the extent such issuance would violate applicable law. The 1940 Act currently generally defines a “senior security” as any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends. With certain exceptions, the 1940 Act prohibits the Fund from issuing senior securities. For example, the Fund may borrow from any bank if it maintains an asset coverage of

May not issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or its rules and regulations.

Annex-11

Sentinel Government Securities Fund	Citizens Income Fund

at least 300% in the aggregate and that, in the event that such asset coverage falls below 300%, the Fund shall, within three days (not including Sundays and holidays), reduce the amount of its borrowings to attain the 300% asset coverage.

May invest up to 20% of its net assets in high-quality, money-market instruments that are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities. These include bank money market instruments, commercial paper or other short-term corporate obligations listed in the highest rating categories by nationally recognized statistical rating organizations. These money market instruments may be used as a means of making short-term investments.

May invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if Citizens believes that adverse market or other conditions warrant.

May not change its policy of investing, under normal circumstances, at least 80% of its assets in government securities, unless the Fund provides its shareholders with 60 days’ prior written notice of such change.

No similar limitation.
May not invest more than 25% of its net assets in repurchase agreements.	No similar limitation.
Does not invest in an affiliated money market fund.	May not invest more than 25% of its assets in the Citizens Money Market Fund.
Derivative restrictions are described below.	May not pay more than 5% of the Fund’s total assets in aggregate premiums for put and call options.

Annex-12

Sentinel U.S. Treasury Money Market Fund	Citizens Money Market Fund

May not borrow except from banks in an amount up to 5% of a Fund’s total assets for temporary or emergency purposes or to meet redemption requests that might otherwise require the untimely disposition of securities.

May not borrow money if such borrowing is specifically prohibited by the 1940 Act or its rules and regulations.
May not purchase securities on margin.	No similar limitation.
May not deal in real estate.

May not purchase or sell real estate (excluding securities secured by real estate or interests therein), or interests in oil, gas or mineral leases in the ordinary course of business; the Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund.

May not act as an underwriter of securities issued by others.

May not underwrite securities issued by other persons, except that all or any portion of the assets of each Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act or its rules and regulations, and except in so far as a Fund may technically be deemed an underwriter under the Securities Act in selling a security.

May not purchase from or sell to any officer, director or employee of the Corporation, SAM, SFSC or a subadvisor (or any of their officers or directors) any securities other than Fund shares.	No similar limitation.
May not invest in oil, gas or other mineral exploration or development programs or leases.

May not purchase or sell real estate (excluding securities secured by real estate or interests therein), or interests in oil, gas or mineral leases in the ordinary course of business; each Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund.

May not invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange.

No similar limitation.
May not invest for the purposes of exercising control or management.	No similar limitation.
May not make short sales of securities.	No similar limitation.
No similar limitation.

May not concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of the Fund’s investment objective, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry, except that this restriction does not apply to positions in futures contracts. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and obligations of domestic branches of domestic banks, are not included in this limit.

Must meet the requirements of Rule 2a-7 under the Investment Company Act of 1940	Must meet the requirements of Rule 2a-7 under the Investment Company Act of 1940.
May not invest in restricted securities.	May not invest more than 10% of the Fund’s assets in private placements that may be traded pursuant to

Annex-13

Sentinel U.S. Treasury Money Market Fund	Citizens Money Market Fund
Rule 144A under the Securities Act of 1933, as amended, except this limitation will not apply if the Citizens Board or Citizens finds that a liquid trading market exists for these securities.
No similar limitation. Note, however, that the Fund’s other investment policies would generally preclude the Fund from investing in illiquid securities.	May not invest more than 10% of its net assets in illiquid securities.

To comply with Subchapter M of the Code, at least 50% of the Fund’s total assets must be comprised of individual issues, each of which represents no more than 5% of the Fund’s total assets and not more than 10% of the issuer’s outstanding voting securities. Those issues which represent more than 5% of the Fund’s total assets must be limited in the aggregate to 50% of the Fund’s total assets, provided, however, that no more than 25% of the Fund’s total assets may be invested in any one issuer or in qualified publicly-traded partnerships.

To comply with Subchapter M of the Code, at least 50% of the Fund’s total assets must be comprised of individual issues, each of which represents no more than 5% of the Fund’s total assets and not more than 10% of the issuer’s outstanding voting securities. Those issues which represent more than 5% of the Fund’s total assets must be limited in the aggregate to 50% of the Fund’s total assets, provided, however, that no more than 25% of the Fund’s total assets may be invested in any one issuer or in qualified publicly-traded partnerships.

May invest up to 10% of its total assets in the securities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company, unless it does so in reliance on a statutory exemption under the 1940 Act or related rules or Securities and Exchange Commission staff interpretations.

May be invested in one or more investment companies, to the extent not prohibited by the 1940 Act or its rules and regulations.

May not have on loan at any given time securities representing more than 33-1/3% of its total assets. For the sole purpose of calculating this limit, loan collateral can be included as part of the Fund’s total assets, which means that a Fund could lend up to 50% of its total assets before the securities loan.

May not make loans to other persons if such loans are specifically prohibited by the 1940 Act or its rules and regulations and may not have on loan securities the aggregate market value of which exceed 30% of the total assets of the Fund.

May not invest in commodities or commodity contracts, except that a Fund may do so in accordance with applicable law and the Fund’s prospectus and statement of additional information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Law.

May not invest in commodities or commodity contracts, except that a Fund may do so in accordance with applicable law and the Fund’s prospectus and statement of additional information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Law.

May not issue senior securities to the extent such issuance would violate applicable law. The 1940 Act currently generally defines a “senior security” as any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends. With certain exceptions, the 1940 Act prohibits the Fund from issuing senior securities. For example, the Fund may borrow from any bank if it maintains an asset coverage of at least 300% in the aggregate and that, in the event that such asset coverage falls below 300%, the Fund shall, within three days (not including Sundays and holidays), reduce the amount of its borrowings to attain the 300% asset coverage.

May not issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or its rules and regulations.

Annex-14

Sentinel U.S. Treasury Money Market Fund	Citizens Money Market Fund

May not change its policy of investing, under normal circumstances, at least 80% of its net assets in U.S. Treasury securities, unless the Fund provides its shareholders with 60 days’ prior written notice of such change.

No similar limitation.
May not invest more than 25% of its net assets in repurchase agreements.	No similar limitation.

May not invest more than 10% of its total assets in shares of institutional money market funds, and only if they invest primarily in securities of the U.S. Treasury, U.S. government agencies and instrumentalities and repurchase agreements with respect to such securities.

No similar limitation, except that the Fund is limited with respect to the amount that it may invest in any investment company under the 1940 Act, as described above.
May not invest more than 5% of its net assets in derivative securities. Additional derivative restrictions are described below.	No similar limitation.

Annex-15

Sentinel Responsible Investing (SRI) Emerging Companies Fund	Citizens Small Cap Core Growth Fund

May not borrow except from banks in an amount up to 5% of a Fund’s total assets for temporary or emergency purposes or to meet redemption requests that might otherwise require the untimely disposition of securities.

May not borrow money if such borrowing is specifically prohibited by the 1940 Act or its rules and regulations.
May not purchase securities on margin.	No similar limitation.
May not deal in real estate.

May not purchase or sell real estate (excluding securities secured by real estate or interests therein), or interests in oil, gas or mineral leases in the ordinary course of business; each Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund.

May not act as an underwriter of securities issued by others.

May not underwrite securities issued by other persons, except that all or any portion of the assets of each Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act or its rules and regulations, and except in so far as a Fund may technically be deemed an underwriter under the Securities Act in selling a security.

May not purchase from or sell to any officer, director or employee of the Corporation, SAM, SFSC or a subadvisor (or any of their officers or directors) any securities other than Fund shares.	No similar limitation.
May not invest in oil, gas or other mineral exploration or development programs or leases.

May not purchase or sell real estate (excluding securities secured by real estate or interests therein), or interests in oil, gas or mineral leases in the ordinary course of business; each Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund.

May not invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange.

No similar limitation.
May not invest for the purposes of exercising control or management.	No similar limitation.
May not make short sales of securities.	No similar limitation.
May not invest more than 25% of its assets in securities of companies within a single industry.

May not concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of the Fund’s investment objective, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry, except that this restriction does not apply to positions in futures contracts. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and obligations of domestic branches of domestic banks, are not included in this limit.

May not, with respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government or its agencies or	May not, with respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government or its

Annex-16

Sentinel Responsible Investing (SRI) Emerging Companies Fund	Citizens Small Cap Core Growth Fund

instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

No similar restriction, except that the Fund is limited with respect to investments in illiquid securities.

May not invest more than 15% of the Fund’s assets in private placements that may be traded pursuant to Rule 144A under the Securities Act of 1933, as amended, except this limitation will not apply if the Citizens Board or Citizens finds that a liquid trading market exists for these securities.

May not invest more than 15% of its net assets in illiquid securities.	May not invest more than 15% of its net assets in illiquid securities.

To comply with Subchapter M of the Code, at least 50% of the Fund’s total assets must be comprised of individual issues, each of which represents no more than 5% of the Fund’s total assets and not more than 10% of the issuer’s outstanding voting securities. Those issues which represent more than 5% of the Fund’s total assets must be limited in the aggregate to 50% of the Fund’s total assets, provided, however, that no more than 25% of the Fund’s total assets may be invested in any one issuer or in qualified publicly-traded partnerships.

To comply with Subchapter M of the Code, at least 50% of the Fund’s total assets must be comprised of individual issues, each of which represents no more than 5% of the Fund’s total assets and not more than 10% of the issuer’s outstanding voting securities. Those issues which represent more than 5% of the Fund’s total assets must be limited in the aggregate to 50% of the Fund’s total assets, provided, however, that no more than 25% of the Fund’s total assets may be invested in any one issuer or in qualified publicly-traded partnerships.

May invest up to 10% of its total assets in the securities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company, unless it does so in reliance on a statutory exemption under the 1940 Act or related rules or Securities and Exchange Commission staff interpretations.

May be invested in one or more investment companies, to the extent not prohibited by the 1940 Act or its rules and regulations.

May not have on loan at any given time securities representing more than 33-1/3% of its total assets. For the sole purpose of calculating this limit, loan collateral can be included as part of the Fund’s total assets, which means that a Fund could lend up to 50% of its total assets before the securities loan.

May not make loans to other persons if such loans are specifically prohibited by the 1940 Act or its rules and regulations and may not have on loan securities the aggregate market value of which exceed 30% of the total assets of the Fund.

May not invest in commodities or commodity contracts, except that a Fund may do so in accordance with applicable law and the Fund’s prospectus and statement of additional information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Law.

May not invest in commodities or commodity contracts, except that a Fund may do so in accordance with applicable law and the Fund’s prospectus and statement of additional information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Law.

May not issue senior securities to the extent such issuance would violate applicable law. The 1940 Act currently generally defines a “senior security” as any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends. With certain exceptions, the 1940 Act prohibits the Fund from

May not issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or its rules and regulations.

Annex-17

Sentinel Responsible Investing (SRI) Emerging Companies Fund	Citizens Small Cap Core Growth Fund

issuing senior securities. For example, the Fund may borrow from any bank if it maintains an asset coverage of at least 300% in the aggregate and that, in the event that such asset coverage falls below 300%, the Fund shall, within three days (not including Sundays and holidays), reduce the amount of its borrowings to attain the 300% asset coverage.

May invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if the Fund’s investment advisor believes that adverse market or other conditions warrant.

May invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if Citizens believes that adverse market or other conditions warrant.

May not invest more than 25% of its net assets in repurchase agreements.	No similar limitation.
Does not invest in an affiliated money market fund.	May not invest more than 25% of its assets in the Citizens Money Market Fund.
Derivative restrictions are described below.	May not pay more than 5% of the Fund’s total assets in aggregate premiums for put and call options.
No similar limitation.

May not change its policy of investing, under normal circumstances, at least 80% of its assets in stocks of companies that, when purchased, are within the range of the Russell 2000 Growth Index as measured by market capitalization, unless the Fund provides its shareholders with 60 days’ prior written notice of such change.

Annex-18

Sentinel Responsible Investing (SRI) Core Opportunities Fund	Citizens Value Fund
May not borrow except from banks in an amount up to 5% of a Fund’s total assets for temporary or emergency purposes or to meet redemption requests that might otherwise require the untimely disposition of securities.	May not borrow money if such borrowing is specifically prohibited by the 1940 Act or its rules and regulations.
May not purchase securities on margin.	No similar limitation.
May not deal in real estate.	May not purchase or sell real estate (excluding securities secured by real estate or interests therein), or interests in oil, gas or mineral leases in the ordinary course of business; each Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund.
May not act as an underwriter of securities issued by others.	May not underwrite securities issued by other persons, except that all or any portion of the assets of each Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act or its rules and regulations, and except in so far as a Fund may technically be deemed an underwriter under the Securities Act in selling a security.
May not purchase from or sell to any officer, director or employee of the Corporation, SAM, SFSC or a subadvisor (or any of their officers or directors) any securities other than Fund shares.	No similar limitation.
May not invest in oil, gas or other mineral exploration or development programs or leases.	May not purchase or sell real estate (excluding securities secured by real estate or interests therein), or interests in oil, gas or mineral leases in the ordinary course of business; each Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund.
May not invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange.	No similar limitation.
May not invest for the purposes of exercising control or management.	No similar limitation.
May not make short sales of securities.	No similar limitation.
May not invest more than 25% of its assets in securities of companies within a single industry.	May not concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of the Fund’s investment objective, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry, except that this restriction does not apply to positions in futures contracts. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and obligations of domestic branches of domestic banks, are not included in this limit.
May not, with respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government or its agencies or	May not, with respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government or its

Annex-19

Sentinel Responsible Investing (SRI) Core Opportunities Fund	Citizens Value Fund

instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

No similar restriction, except that the Fund is limited with respect to investments in illiquid securities.	May not invest more than 15% of the Fund’s assets in private placements that may be traded pursuant to Rule 144A under the Securities Act of 1933, as amended, except this limitation will not apply if the Citizens Board or Citizens finds that a liquid trading market exists for these securities.
May not invest in illiquid securities.	May not invest more than 15% of its net assets in illiquid securities.
To comply with Subchapter M of the Code, at least 50% of the Fund’s total assets must be comprised of individual issues, each of which represents no more than 5% of the Fund’s total assets and not more than 10% of the issuer’s outstanding voting securities. Those issues which represent more than 5% of the Fund’s total assets must be limited in the aggregate to 50% of the Fund’s total assets, provided, however, that no more than 25% of the Fund’s total assets may be invested in any one issuer or in qualified publicly-traded partnerships.	To comply with Subchapter M of the Code, at least 50% of the Fund’s total assets must be comprised of individual issues, each of which represents no more than 5% of the Fund’s total assets and not more than 10% of the issuer’s outstanding voting securities. Those issues which represent more than 5% of the Fund’s total assets must be limited in the aggregate to 50% of the Fund’s total assets, provided, however, that no more than 25% of the Fund’s total assets may be invested in any one issuer or in qualified publicly-traded partnerships.
May invest up to 10% of its total assets in the securities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company, unless it does so in reliance on a statutory exemption under the 1940 Act or related rules or Securities and Exchange Commission staff interpretations.	May be invested in one or more investment companies, to the extent not prohibited by the 1940 Act or its rules and regulations.
May not have on loan at any given time securities representing more than 33-1/3% of its total assets. For the sole purpose of calculating this limit, loan collateral can be included as part of the Fund’s total assets, which means that a Fund could lend up to 50% of its total assets before the securities loan.	May not make loans to other persons if such loans are specifically prohibited by the 1940 Act or its rules and regulations and may not have on loan securities the aggregate market value of securities loaned of which exceed 30% of the total assets of the Fund.
May not invest in commodities or commodity contracts, except that a Fund may do so in accordance with applicable law and the Fund’s prospectus and statement of additional information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Law.	May not invest in commodities or commodity contracts, except that a Fund may do so in accordance with applicable law and the Fund’s prospectus and statement of additional information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Law.
May not issue senior securities to the extent such issuance would violate applicable law. The 1940 Act currently generally defines a “senior security” as any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends. With certain exceptions, the 1940 Act prohibits the Fund from	May not issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or its rules and regulations.

Annex-20

Sentinel Responsible Investing (SRI) Core Opportunities Fund	Citizens Value Fund
issuing senior securities. For example, the Fund may borrow from any bank if it maintains an asset coverage of at least 300% in aggregate and that, in the event that such asset coverage falls below 300%, the Fund shall, within three days (not including Sundays and holidays), reduce the amount of its borrowings to attain the 300% asset coverage.

May invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if the Fund’s investment advisor believes that adverse market or other conditions warrant.

May invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if Citizens believes that adverse market or other conditions warrant.
May not invest more than 25% of its net assets in repurchase agreements.	No similar limitation.
Does not invest in an affiliated money market fund.	May not invest more than 25% of its assets in the Citizens Money Market Fund.
Derivative restrictions are described below.	May not pay more than 5% of the Fund’s total assets in aggregate premiums for put and call options.

Annex-21

Sentinel Balanced Fund	Citizens Balanced Fund
May not borrow except from banks in an amount up to 5% of a Fund’s total assets for temporary or emergency purposes or to meet redemption requests that might otherwise require the untimely disposition of securities.	May not borrow money if such borrowing is specifically prohibited by the 1940 Act or its rules and regulations.
May not purchase securities on margin.	No similar limitation.
May not deal in real estate.	May not purchase or sell real estate (excluding securities secured by real estate or interests therein), or interests in oil, gas or mineral leases in the ordinary course of business; the Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund.
May not act as an underwriter of securities issued by others.	May not underwrite securities issued by other persons, except that all or any portion of the assets of each Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act or its rules and regulations, and except in so far as the Fund may technically be deemed an underwriter under the Securities Act in selling a security.
May not purchase from or sell to any officer, director or employee of the Corporation, SAM, SFSC or a subadvisor (or any of their officers or directors) any securities other than Fund shares.	No similar limitation.
May not invest in oil, gas or other mineral exploration or development programs or leases.	May not purchase or sell real estate (excluding securities secured by real estate or interests therein), or interests in oil, gas or mineral leases in the ordinary course of business; the Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund.
May not invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange.	No similar limitation.
May not invest for the purposes of exercising control or management.	No similar limitation.
May not make short sales of securities.	No similar limitation.
May not invest more than 25% of its assets in securities of companies within a single industry.	May not concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of the Fund’s investment objective, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry, except that this restriction does not apply to positions in futures contracts. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and obligations of domestic branches of domestic banks, are not included in this limit.
May not, with respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the	May not, with respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if, as a result, (a) more

Annex-22

Sentinel Balanced Fund	Citizens Balanced Fund
Fund’s total assets would be invested in the securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.	than 5% of the Fund’s total assets would be invested in the securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.
May not invest in restricted securities (except 144A securities that are deemed liquid).	May not invest more than 15% of the Fund’s assets in private placements that may be traded pursuant to Rule 144A under the Securities Act of 1933, as amended, except this limitation will not apply if the Citizens Board or Citizens finds that a liquid trading market exists for these securities.
May not invest more than 5% of its assets in a single issuer other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including mortgage-backed securities.	No similar limitation.
May not invest in illiquid securities.	May not invest more than 15% of its net assets in illiquid securities.
To comply with Subchapter M of the Code, at least 50% of the Fund’s total assets must be comprised of individual issues, each of which represents no more than 5% of the Fund’s total assets and not more than 10% of the issuer’s outstanding voting securities. Those issues which represent more than 5% of the Fund’s total assets must be limited in the aggregate to 50% of the Fund’s total assets, provided, however, that no more than 25% of the Fund’s total assets may be invested in any one issuer or in qualified publicly-traded partnerships.	To comply with Subchapter M of the Code, at least 50% of the Fund’s total assets must be comprised of individual issues, each of which represents no more than 5% of the Fund’s total assets and not more than 10% of the issuer’s outstanding voting securities. Those issues which represent more than 5% of the Fund’s total assets must be limited in the aggregate to 50% of the Fund’s total assets, provided, however, that no more than 25% of the Fund’s total assets may be invested in any one issuer or in qualified publicly-traded partnerships.
May invest up to 10% of its total assets in the securities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company, unless it does so in reliance on a statutory exemption under the 1940 Act or related rules or Securities and Exchange Commission staff interpretations.	May be invested in one or more investment companies, to the extent not prohibited by the 1940 Act or its rules and regulations.
May not have on loan at any given time securities representing more than 33-1/3% of its total assets. For the sole purpose of calculating this limit, loan collateral can be included as part of the Fund’s total assets, which means that a Fund could lend up to 50% of its total assets before the securities loan.	May not make loans to other persons if such loans are specifically prohibited by the 1940 Act or its rules and regulations and may not have on loan securities the aggregate market value of which exceed 30% of the total assets of the Fund.
May not invest in commodities or commodity contracts, except that a Fund may do so in accordance with applicable law and the Fund’s prospectus and statement of additional information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Law.	May not invest in commodities or commodity contracts, except that a Fund may do so in accordance with applicable law and the Fund’s prospectus and statement of additional information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Law.

Annex-23

Sentinel Balanced Fund	Citizens Balanced Fund
May not issue senior securities to the extent such issuance would violate applicable law. The 1940 Act currently generally defines a “senior security” as any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends. With certain exceptions, the 1940 Act prohibits the Fund from issuing senior securities. For example, the Fund may borrow from any bank if it maintains an asset coverage of at least 300% in the aggregate and that, in the event that such asset coverage falls below 300%, the Fund shall, within three days (not including Sundays and holidays), reduce the amount of its borrowings to attain the 300% asset coverage.	May not issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or its rules and regulations.
Must invest at least 25% of its assets in bonds.	No similar limitation.
Must invest at least 25% of its assets in common stocks.	No similar limitation.
May only purchase securities rated B3 or lower by Moody’s or lower than B- by Standard and Poor’s if SAM believes the quality of the bonds is higher than indicated by the rating.	No similar limitation.
May not invest more than 5% of its total assets in derivative positions.	May not pay more than 5% of the Fund’s total assets in aggregate premiums for put and call options.
May not invest more than 20% of its total assets in debt securities that are rated below “investment grade” (or, if not rated, which SAM determines possess similar credit characteristics).	No similar limitation.
May invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if SAM believes that adverse market or other conditions warrant.	May invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if Citizens believes that adverse market or other conditions warrant.
May not invest more than 25% of its net assets in repurchase agreements.	No similar limitation.
Does not invest in an affiliated money market fund.	May not invest more than 25% of its assets in the Citizens Money Market Fund.
Derivative restrictions are described below.	May not pay more than 5% of the Fund’s total assets in aggregate premiums for put and call options.

Each Sentinel Fund is also subject to the following non-fundamental limitations regarding its use of derivatives:

  It may not hold more than 5% of its total assets in the aggregate in options on individual securities, options on securities indices, and futures contracts.

  It will buy options on individual securities only to hedge underlying securities that are owned by the Fund, or to close out transactions in options written.

  It will sell options on individual securities only to generate additional income on securities that are owned by the Fund, or to close out transactions in options purchased.

  It will sell options on securities indices or futures on securities indices only to hedge portfolio risks, or to close out positions in such index options or futures that had previously been purchased. As such, a Fund shall not sell such index options or futures with aggregate notional amounts in excess of that Fund’s exposure to the market or sector covered by such index option or future.

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  It will purchase options on securities indices or futures on securities indices only in anticipation of buying securities related to the index, or to close out positions in such index options or futures that the Fund had previously sold. In purchasing such index options or futures, it must set aside cash or short-term money market investments so as to ensure that the purchase of such index options or futures does not result in leveraging the Fund’s portfolio.

  It will enter into interest rate swap transactions and total return swaps on fixed income indices only in circumstances in which there is no leveraging of credit risk in the portfolio, or in which significant diversification or reduction of credit risk results.

  It will enter into default swaps on fixed-income securities only for the purpose of hedging credit risk on securities owned by the Fund, and will not take on additional credit risk through the use of default swaps.

  When entering into swap agreements, it will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.

  When transacting in OTC derivatives involving counterparty risk, it will deal only with counterparties that meet appropriate credit guidelines, and will limit exposure to any counterparty such that the sum of the value of all portfolio securities held by the Fund of which the issuer is the counterparty or an affiliate of the counterparty, plus the exposure to the counterparty in respect of the OTC options, does not exceed 5% of the total assets of the Fund.

Annex-25

Exhibit A
Amended and Restated
Agreement and Plan of Reorganization

Amended and Restated
Agreement and Plan of Reorganization

THIS AMENDED AND RESTATED AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this 27th day of December, 2007, by and between Citizens Funds, a Massachusetts business trust (“Trust”), on behalf of each of its series (each a “Reorganizing Fund”), and Sentinel Group Funds, Inc., a Maryland corporation (“Corporation”), on behalf of the Sentinel Responsible Investing (SRI) Core Opportunities, Sentinel Responsible Investing (SRI) Emerging Companies, Sentinel International Equity, Sentinel Government Securities, Sentinel U.S. Treasury Money Market and Sentinel Balanced Funds each a series of the Corporation (each a “Surviving Fund”), and, solely for purposes of Section 6.13 of this Agreement, Citizens Advisers, Inc., the investment adviser to the Trust. All agreements, representations, actions and obligations described in this Agreement made or to be taken or undertaken by any Reorganizing or Surviving Fund are made and shall be taken or undertaken by the Corporation on behalf of a Surviving Fund and by Trust on behalf of a Reorganizing Fund. Other than the Surviving Funds, no other series of the Corporation is a party to this Agreement.

WHEREAS, it is intended that for U.S. federal income tax purposes (i) the transactions contemplated by this Agreement each constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (“Code”) and (ii) this Agreement constitute a plan of reorganization within the meaning of Section 368(a) of the Code and Treasury Regulations Section 1.368-2(g);

WHEREAS, each reorganization will consist of the transfer of all of the assets of a Reorganizing Fund to the corresponding Surviving Fund in exchange solely for Class A and, where applicable as set forth below, Class I shares of the corresponding Surviving Fund (“Surviving Fund Shares”), the assumption by a Surviving Fund of certain of the liabilities of the corresponding Reorganizing Fund and the distribution of the Surviving Fund Shares to the shareholders of the corresponding Reorganizing Fund in liquidation of the Reorganizing Fund, all upon the terms and conditions set forth in this Agreement; and

WHEREAS, the Reorganizing Funds and corresponding Surviving Funds are set forth below:

Reorganizing Fund	Surviving Fund
Sentinel Responsible Investing (SRI) Core
Citizens Core Growth	Opportunities
Standard	Class A
Administrative	Class I
Institutional	Class I
Sentinel Responsible Investing (SRI)
Citizens Emerging Growth	Emerging Companies
Standard	Class A
Administrative	Class I
Institutional	Class I
Citizens Global Equity	Sentinel International Equity
Standard	Class A
Administrative	Class I
Institutional	Class I
Citizens Income	Sentinel Government Securities
Standard	Class A
Citizens Money Market	Sentinel U.S. Treasury Money Market
Standard	Class A
Institutional	Class A
Citizens Small Cap Core Growth	Sentinel Responsible Investing (SRI)
Standard	Emerging Companies
Class A
Citizens Balanced	Sentinel Balanced
Standard	Class A

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Reorganizing Fund	Surviving Fund
Standard	Opportunities
Institutional	Class A
Class I

NOW, THEREFORE, in consideration of the premises and the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. Transfer of Assets of the Reorganizing Fund in Exchange for Assumption of Liabilities and Surviving Fund Shares and the Liquidation of the Reorganizing Fund.

     1.1 Subject to the terms and conditions set forth in this Agreement and on the basis of the representations and warranties contained in this Agreement, each Reorganizing Fund agrees to assign, transfer and convey all of its assets as set forth in paragraph 1.2 to the corresponding Surviving Fund, and each Surviving Fund agrees in exchange for such assets: (a) to deliver to the corresponding Reorganizing Fund that number of full and fractional Surviving Fund Shares with a value equal to the value of the full and fractional shares of the Reorganizing Fund (“Reorganizing Fund Shares”) outstanding immediately prior to the Closing (defined below) at net asset value and (b) to assume the liabilities of the corresponding Reorganizing Fund set forth in paragraph 1.3. Such transactions shall take place at the Closing.

     1.2 (a) The assets of each Reorganizing Fund to be acquired by the corresponding Surviving Fund (“Assets”) shall consist of all property and assets of every kind and nature of the Reorganizing Fund, including, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividend receivables), claims or rights of action, rights to register shares under applicable securities laws, books and records, any deferred or prepaid expenses and all other property reflected on an unaudited statement of assets and liabilities of the Reorganizing Fund prepared as of the business day immediately preceding the Closing Date (defined below) by the Reorganizing Fund’s accounting agent in accordance with generally accepted accounting principles (“GAAP”) consistently applied from the prior audited period (“Closing Balance Sheet”). A preliminary Closing Balance Sheet shall be delivered to the Surviving Fund at least 15 business days prior to the Closing Date. The final Closing Balance Sheet shall be delivered at Closing.

          (b) The Trust has provided each Surviving Fund with a list of the corresponding Reorganizing Fund’s portfolio securities as of the date of execution of this Agreement. The Trust reserves the right to sell any of these securities prior to Closing. The Trust will, at least 15 days prior to the applicable Closing Date, furnish each Surviving Fund with a list of the then-held securities of the corresponding Reorganizing Fund. At least ten (10) business days prior to such Closing Date, the Corporation, on behalf of such corresponding Surviving Fund, will advise the Trust of any investments of such Reorganizing Fund shown on such schedule which Sentinel (as defined below) does not believe would be desirable for the corresponding Surviving Fund. Under such circumstances, to the extent practicable, the Trust, on behalf of such Reorganizing Fund, if requested in writing by the Corporation and to the extent permissible and consistent with such Reorganizing Fund's investment objectives and policies, will dispose of such investments prior to such Closing Date. Notwithstanding the foregoing, nothing herein shall require the Trust, on behalf of any Reorganizing Fund, to dispose of portfolio securities or other Assets if, in the reasonable judgment of the Trust’s Board of Trustees or such Reorganizing Fund’s investment adviser, such disposition could adversely affect the status of the reorganization of such Reorganizing Fund as a reorganization within the meaning of Section 368(a) of the Code.

     1.3 Each Reorganizing Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. Each Surviving Fund shall assume all liabilities, expenses, costs, charges and reserves of the corresponding Reorganizing Fund reflected on the Closing Balance Sheet and relating to the indemnification agreements of the independent Trustees of the Trust. Each Surviving Fund shall also assume any liabilities, expenses, costs or charges incurred by or on behalf of the corresponding Reorganizing Fund specifically arising from or relating to the operations and/or transactions of the Reorganizing Fund prior to and including the Closing Date that are not reflected on the Closing Balance Sheet.

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     1.4 Immediately upon the issuance and delivery of the one share of each newly-organized Surviving Fund to Sentinel Asset Management, Inc. or an affiliate (“Sentinel”) pursuant to paragraph 7.1 of this Agreement, Sentinel is expected to approve the investment advisory agreement between Sentinel Asset Management, Inc. and the Corporation, on behalf of the newly-organized Surviving Funds.

     1.5 Immediately prior to or contemporaneously with the consummation of the transactions described in paragraph 1.1, the share of each Surviving Fund acquired by Sentinel pursuant to paragraph 7.1 shall be redeemed by each Surviving Fund for $1.00. In addition, prior to the transactions described in paragraph 1.1, each Reorganizing Fund Shareholder (as defined in paragraph 1.6 below) shall have the right to receive any dividends or other distributions that were declared prior to the Closing Date with respect to the Reorganizing Fund Shares that are held by such Reorganizing Fund Shareholder on the Closing Date.

     1.6 Immediately after the transfer of Assets and delivery of the Surviving Fund Shares, each Reorganizing Fund will distribute to its shareholders of record (“Reorganizing Fund Shareholders”), determined as of the Valuation Time (as defined below), on a pro rata basis, the Surviving Fund Shares received by such Reorganizing Fund in complete liquidation of such Reorganizing Fund. Such distribution and liquidation will be accomplished by Sentinel Administrative Services, Inc. (“SASI”), in its capacity as transfer agent for each Surviving Fund, opening accounts on the stock records of each Surviving Fund in the names of the corresponding Reorganizing Fund Shareholders and transferring to each such Reorganizing Fund Shareholder account the pro rata number of Surviving Fund Shares due each such Reorganizing Fund Shareholder from the Surviving Fund Shares then credited to the account of the applicable Reorganizing Fund on the books of the Surviving Fund. All issued and outstanding shares of a Reorganizing Fund will simultaneously be redeemed by that Reorganizing Fund pursuant to Section 7.3 of Trust’s Declaration of Trust and subsequently cancelled. The Surviving Fund will not issue certificates representing the Surviving Fund Shares in connection with such exchange.

     1.7 As soon as practicable after the last Closing Date, Trust shall take all steps necessary to effect its dissolution and to have its existence terminated in accordance with applicable Massachusetts law and other applicable requirements.

     1.8 Any reporting responsibility of each Reorganizing Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Reorganizing Fund.

     1.9 All books and records of each Reorganizing Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (“1940 Act”), and its rules and regulations, shall be available to the corresponding Surviving Fund from and after the applicable Closing Date and copies of all such books and records shall be turned over to the corresponding Surviving Fund or its agents as soon as practicable following the applicable Closing Date.

2. Valuation

     2.1 The value of the Assets to be acquired and the liabilities to be assumed by each Surviving Fund shall be computed as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”) on the applicable Closing Date (“Valuation Time”) after the declaration and payment of any dividends and/or other distributions by the corresponding Reorganizing Fund on that date, using the Surviving Fund’s valuation procedures.

     2.2 For the purpose of paragraph 1.1, the net asset value of each class of shares of a Surviving Fund shall be the net asset value per share computed as of the Valuation Time, using the valuation procedures of such Surviving Fund.

3. Closing and Closing Date

     3.1 The Closing for each reorganization shall occur as of February 22, 2008, or such other date as the parties may mutually agree with respect to such reorganization (“Closing Date”). All acts taking place at the closing

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of a reorganization as provided in this Agreement (a “Closing”) shall be deemed to take place simultaneously as of the “close of business” on the Closing Date for such reorganization unless otherwise agreed to by the parties. The close of business on a Closing Date shall be as of 4:00 p.m., Eastern time, and after the declaration of any dividends by such Reorganizing Fund. The Closing shall be held at the law offices of Sidley Austin LLP, 787 Seventh Avenue, New York, NY 10019 or such other place as the parties may agree.

     3.2 In the event that immediately prior to the Valuation Time, (a) the NYSE or another primary trading market for portfolio securities of the Reorganizing Fund or corresponding Surviving Fund is closed to trading, or trading is restricted, or (b) trading or reporting of trading on the NYSE or elsewhere is disrupted so that accurate appraisal of the value of the net assets of the Reorganizing Fund or corresponding Surviving Fund is impracticable in the reasonable judgment of the Trust’s Board of Trustees with respect to the Reorganizing Fund and the Corporation’s Board of Directors with respect to the Surviving Fund, the Closing Date for such reorganization shall be postponed until the first business day when trading shall have been fully resumed and reporting shall have been restored.

     3.3 Each Reorganizing Fund shall deliver to the corresponding Surviving Fund at the Closing a schedule of its investments as of such date and the Closing Balance Sheet, both of which shall be certified by the Treasurer of such Reorganizing Fund.

     3.4 Each Reorganizing Fund shall cause Fifth Third Bank, custodian for the Reorganizing Funds, to deliver at the Closing of the reorganization of such Reorganizing Fund a certificate of an authorized officer stating that (a) the Assets of such Reorganizing Fund shall have been delivered in proper form to State Street Bank and Trust Company (“State Street”), custodian for the Surviving Funds, prior to or on the Closing Date, and (b) all necessary taxes in connection with the delivery of Assets of such Reorganizing Fund, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each Reorganizing Fund shall cause its portfolio securities represented by a certificate or other written instrument to be presented by Fifth Third Bank to State Street for examination no later than five (5) business days preceding the Closing Date of the reorganization of such Reorganizing Fund and transferred and delivered to State Street as of such Closing Date for the account of the corresponding Surviving Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. Each Reorganizing Fund’s portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date of the reorganization of such Reorganizing Fund by book entry in accordance with the customary practices of such depositories and State Street. The cash to be transferred by a Reorganizing Fund shall be delivered by wire transfer of federal funds on the Closing Date of the reorganization of such Reorganizing Fund.

     3.5 Each Reorganizing Fund shall cause Citi Fund Services of Ohio, Inc. (“Citi”), as transfer agent for the Reorganizing Funds, to deliver at the Closing of the reorganization of such Reorganizing Fund a list of the names, addresses and account histories of the Reorganizing Fund Shareholders and the number and percentage ownership of outstanding Reorganizing Fund Shares owned by each such shareholder immediately prior to Closing. The corresponding Surviving Fund shall cause its transfer agent, SASI, to deliver at the Closing a certificate as to the opening of accounts in the Reorganizing Fund Shareholders’ names on such Surviving Fund’s share transfer books. Each Surviving Fund shall issue and deliver a confirmation evidencing the Surviving Fund Shares to be credited on the Closing Date to the corresponding Reorganizing Fund or provide evidence satisfactory to the Reorganizing Fund that such Surviving Fund Shares have been credited to the Reorganizing Fund’s account on the books of the Surviving Fund.

     3.6 Each Reorganizing Fund shall deliver at the Closing of the reorganization of such Reorganizing Fund a certificate of an authorized officer stating that, to the certifying officer’s knowledge, (a) the Reorganizing Fund’s most recent annual and semi-annual reports do not contain any untrue statement of a material fact or omit to state a material fact; (b) the Reorganizing Fund’s most recent financial statements, and other financial information included in those reports, fairly present, in all material respects, the financial condition, results of operations and cash flows of such Reorganizing Fund for the periods presented; and (c) that it is unaware of (i) any significant deficiencies in the design or operation of the Reorganizing Fund’s internal controls with respect to financial data, (ii) any material weaknesses in such internal controls or (iii) any fraud involving management or other employees who have a significant role in such internal controls.

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     3.7 At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts and other documents as the other party, or its counsel, may reasonably request to effect the transactions contemplated by this Agreement.

4. Representations and Warranties of the Reorganizing Fund

Trust, on behalf of each Reorganizing Fund, severally, but not jointly, represents and warrants to the Corporation and the corresponding Surviving Fund as of the date hereof:

     4.1 Such Reorganizing Fund is a duly established, separate series of Trust. Trust has been formed and is validly existing under the laws of Massachusetts. Trust has the power to own its properties and conduct its business as a registered investment company. Trust has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to approval of shareholders of such Reorganizing Fund, to carry out the Agreement on behalf of such Reorganizing Fund. Such Reorganizing Fund is a separate series of beneficial shares with no par value of Trust duly classified and designated in accordance with the applicable provisions of Trust’s Declaration of Trust. Such Reorganizing Fund has all necessary federal, state and local authorizations to own all of the properties and Assets and to carry on its business as now being conducted.

     4.2 The Trust is registered with the Commission as an open-end management investment company under the 1940 Act; such registration has not been revoked or rescinded and is in full force and effect and such Reorganizing Fund is in compliance in all material respects with the 1940 Act and its rules and regulations.

     4.3 No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by such Reorganizing Fund of the transactions contemplated in this Agreement, except such as have been obtained under the Securities Act of 1933, as amended (“1933 Act”), the Securities Exchange Act of 1934, as amended (“1934 Act”), and the 1940 Act and such as may be required by state securities laws or applicable Massachusetts law.

     4.4 Such Reorganizing Fund is not, and the execution, delivery and performance of this Agreement by Trust will not result (a) in violation of applicable Massachusetts law or of Trust’s Declaration of Trust or Bylaws; (b) in violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease, judgment or other undertaking to which such Reorganizing Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Trust, on behalf of such Reorganizing Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease, judgment or other undertaking to which such Reorganizing Fund is a party or by which it is bound; or (c) in the creation or imposition of any lien, charge or encumbrance on any property or assets of such Reorganizing Fund.

     4.5 Except as otherwise designated in writing and accepted by the corresponding Surviving Fund, all material contracts and other commitments of or applicable to such Reorganizing Fund (other than this Agreement and the indemnification agreements of the independent Trustees of the Trust) will be terminated, or provision for discharge of any liabilities of such Reorganizing Fund will be made, at or prior to the Closing Date of the reorganization of such Reorganizing Fund, without such Reorganizing Fund or the corresponding Surviving Fund incurring any liability or penalty.

     4.6 No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to such Reorganizing Fund’s knowledge, threatened against such Reorganizing Fund or any properties or assets held by it. Such Reorganizing Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

     4.7 The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of such Reorganizing Fund at and for the fiscal year ended June 30, 2007 have been audited by PricewaterhouseCoopers LLP, an independent registered accounting firm, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the

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corresponding Surviving Fund) present fairly, in all material respects, the financial position of such Reorganizing Fund as of the date, and there are no known liabilities of such Reorganizing Fund as of such dates not disclosed in those documents.

     4.8 Since June 30, 2007, there has not been any material adverse change in such Reorganizing Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by such Reorganizing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the corresponding Surviving Fund. For purposes of this paragraph 4.8, changes generally adversely affecting the mutual fund industry, as a result of changes to applicable laws or otherwise, the U.S. economy generally, the discharge of such Reorganizing Fund’s liabilities, or the redemption of such Reorganizing Fund’s shares by its shareholders, shall not constitute a material adverse change.

     4.9 All federal and other tax returns and reports of such Reorganizing Fund required by law to have been filed (including any extensions) shall have been filed by the date required by law and are or will be correct in all material respects and all federal and other taxes (including backup withholding and other withholding taxes) shown as due or required to be shown as due on said returns and reports or otherwise due shall have been paid or provisions shall have been made for the payment thereof, and, to such Reorganizing Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

     4.10 For each of its taxable years (including the period ending on the Closing Date for the reorganization of such Reorganizing Fund), such Reorganizing Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has satisfied the distribution requirements imposed by the Code for each of its taxable years and has been eligible to and has computed its federal income tax under Section 852 of the Code.

     4.11 All issued and outstanding shares of such Reorganizing Fund (a) have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act, the 1940 Act and state securities laws; (b) are, and on the Closing Date for the reorganization of such Reorganizing Fund have been, duly authorized and will be validly issued and outstanding, fully paid and non-assessable except that, as set forth in the Trust’s Statement of Additional Information, shareholders of a Massachusetts business trust may under certain circumstances be held liable for its obligations, and not subject to preemptive or dissenter’s rights under applicable Massachusetts law; and (c) will be held of record at the time of the applicable Closing by the persons and in the amounts set forth in the records of Citi. Such Reorganizing Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of its shares nor is there outstanding any security convertible into any of its shares.

     4.12 At the Closing Date for the reorganization of such Reorganizing Fund, such Reorganizing Fund will have good and marketable title to the Assets to be transferred to the corresponding Surviving Fund and full right, power and authority to sell, assign, transfer and deliver such Assets free of any liens or other encumbrances, except those liens or encumbrances as to which the corresponding Surviving Fund has received notice at or prior to the Closing, and upon delivery and payment for such Assets, the Surviving Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer of the Assets, excluding such restrictions as might arise under the 1933 Act and except those restrictions as to which the Surviving Fund has received notice at or prior to the Closing.

     4.13 The execution, delivery and performance of this Agreement on behalf of such Reorganizing Fund will have been duly authorized prior to the execution of this Agreement by all necessary action on the part of the Board of Trustees of Trust and, subject to the approval of the Reorganizing Fund Shareholders at a special meeting (“Special Meeting”), this Agreement constitutes a valid and binding obligation of Trust, on behalf of such Reorganizing Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

     4.14 The current prospectus and statement of additional information of such Reorganizing Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and its rules and

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regulations and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

     4.15 Insofar as the following relate to such Reorganizing Fund, the registration statement filed by the corresponding Surviving Fund on Form N-14 relating to Surviving Fund Shares that will be registered with the Commission pursuant to this Agreement, which without limitation, shall include a proxy statement of such Reorganizing Fund and a prospectus and statement of additional information of the corresponding Surviving Fund with respect to the transactions contemplated by this Agreement, and any supplement or amendment to the prospectus, and the documents contained or incorporated into the prospectus or statement of additional information by reference (“N-14 Registration Statement”) will, on the effective date of the N-14 Registration Statement, through the time of the Special Meeting, and on the Closing Date for the reorganization of such Reorganizing Fund, (a) comply in all material respects with the provisions and regulations of the 1933 Act, 1934 Act and 1940 Act, as applicable, and (b) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this paragraph shall only apply to statements in or omissions from the proxy statement included in the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Trust on behalf of each Reorganizing Fund.

     4.16 Such Reorganizing Fund will provide the corresponding Surviving Fund with information reasonably necessary for the preparation of the N-14 Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

5. Representations and Warranties of the Surviving Fund

The Corporation, on behalf of each Surviving Fund, severally, but not jointly, represents and warrants to the Trust and the corresponding Reorganizing Fund as follows as of the date hereof:

     5.1 The Corporation is a corporation incorporated and existing under the Maryland General Corporation Law (“MGCL”) and in good standing with the SDAT. The Corporation has the corporate power to own its properties and conduct its business as a registered investment company. The Corporation has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as it is now being conducted and to carry out this Agreement. Such Surviving Fund is a separate series of common stock, par value $0.01 per share, of the Corporation that will be duly classified and designated in accordance with the applicable provisions of the Corporation’s charter. The Corporation has all necessary federal, state and local authorizations to own all of the properties and assets and to carry on its business as now being conducted.

     5.2 The Corporation is registered with the Commission as an open-end management investment company under the 1940 Act; such registration has not been revoked or rescinded and is in full force and effect and, as of the applicable Closing Date, such Surviving Fund will be in compliance in all material respects with the 1940 Act and its rules and regulations. The Post-Effective Amendments (defined below) filed by the Corporation pursuant to this Agreement will, on the effective date of the Post-Effective Amendments, comply in all material respects with the 1940 Act and its rules and regulations.

     5.3 No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by such Surviving Fund of the transactions contemplated in this Agreement, except such as have been obtained or will be obtained prior to the applicable Closing under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws.

     5.4 Such Surviving Fund is not, and the execution, delivery and performance of this Agreement by the Corporation will not result (a) in a violation of the MGCL or of the Corporation’s Charter or Bylaws; (b) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease, judgment or other undertaking to which such Surviving Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Corporation on behalf of such Surviving Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture,

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instrument, contract, lease, judgment or other undertaking to which such Surviving Fund is a party or by which it is bound; or (c) in the creation or imposition of any lien, charge or encumbrance on any property or assets of such Surviving Fund.

     5.5 Neither of the Sentinel Responsible Investing (SRI) Emerging Companies Fund and Sentinel Responsible Investing (SRI) Core Opportunities Fund has commenced operations and neither will commence operations until after the applicable Closing, except in connection with the reorganization related to that Surviving Fund and this Agreement.

     5.6 Such Surviving Fund shares to be issued and delivered to the corresponding Reorganizing Fund (a) will be offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act, the 1940 Act and state securities laws and (b) are, and on the applicable Closing Date have been, duly authorized and will be validly issued and outstanding, fully paid and non-assessable and not subject to preemptive or dissenter’s rights under the MGCL. Such Surviving Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of its shares, except as described in paragraph 1.5 of this Agreement, nor is there outstanding any security convertible into any of its shares.

     5.7 The execution, delivery and performance of this Agreement will have been duly authorized prior to the applicable Closing Date by all necessary action on the part of the Board of Directors of the Corporation and this Agreement constitutes a valid and binding obligation of the Corporation, on behalf of such Surviving Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

     5.8 The N-14 Registration Statement, other than as it relates to each Reorganizing Fund, will, on the effective date of the N-14 Registration Statement, through the time of the Special Meeting, and on the applicable Closing Date, (a) comply in all material respects with the provisions and regulations of the 1933 Act, 1934 Act and 1940 Act, and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements in the N-14 Registration Statement, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this paragraph shall only apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Corporation.

     5.9 Such Surviving Fund covenants to prepare in compliance with the 1933 Act, the 1934 Act and the 1940 Act the N-14 Registration Statement in connection with a special meeting of the applicable Reorganizing Fund Shareholders to consider approval of this Agreement and the transactions contemplated in this Agreement. The Surviving Funds will file the N-14 Registration Statement with the Commission. Prior to the filing of the N-14 Registration Statement or any amendment or supplement thereto, the Surviving Fund will afford the corresponding Reorganizing Fund a reasonable opportunity to review and comment thereon and will obtain the consent of the Trust prior to any such filing, which consent shall not be unreasonably withheld.

     5.10 For each of its taxable years, such Surviving Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has satisfied the distribution requirements imposed by the Code for each of its taxable years and has been eligible to and has computed its federal income tax under Section 852 of the Code. For the taxable year that includes the Closing Date, such Surviving Fund expects to meet the requirements of Subchapter M of the Code for qualification as a regulated investment company and will elect to be treated as such, will satisfy the distribution requirements imposed by the Code, and expects to be eligible to and to compute its federal income tax under Section 852 of the Code.

     5.11 No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to such Surviving Fund’s knowledge, threatened against such Surviving Fund or any properties or assets held by it. Such Surviving Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

     5.12 The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of such Surviving Fund at and for the fiscal year ended November 30, 2006

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have been audited by PricewaterhouseCoopers LLP, an independent registered accounting firm, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the corresponding Reorganizing Fund) present fairly, in all material respects, the financial position of such Surviving Fund as of the date, and there are no known liabilities of such Surviving Fund as of such dates not disclosed in those documents.

     5.13 Since November 30, 2006, there has not been any material adverse change in such Surviving Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by such Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the corresponding Reorganizing Fund.

     5.14 All federal and other tax returns and reports of such Surviving Fund required by law to have been filed (including any extensions) shall have been filed by the date required by law and are or will be correct in all material respects and all federal and other taxes (including backup withholding and other withholding taxes) shown as due or required to be shown as due on said returns and reports or otherwise due shall have been paid or provisions shall have been made for the payment thereof, and, to such Surviving Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

     5.15 The current prospectus and statement of additional information of such Surviving Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and its rules and regulations and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

6. Covenants of the Surviving Funds and the Reorganizing Funds

     6.1 Each Reorganizing Fund covenants to operate its business in the ordinary course between the date of this Agreement and the Closing Date of the reorganization of such Reorganizing Fund. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions, the selling and redeeming of shares of the Reorganizing Fund and such selling and purchasing of securities and other changes as are contemplated by the Reorganizing Fund’s normal operations. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

     6.2 Upon reasonable notice, Surviving Funds’ officers and agents shall have reasonable access to the Reorganizing Funds’ books and records necessary to maintain current knowledge of the Reorganizing Funds and to ensure that the representations and warranties made by each Reorganizing Fund are accurate.

     6.3 The Reorganizing Funds will call a special meeting of the Reorganizing Fund Shareholders entitled to vote to consider and act upon this Agreement and to take all reasonable actions necessary to obtain approval of the transactions contemplated in this Agreement.

     6.4 Each Reorganizing Fund covenants that the Surviving Fund Shares to be issued under this Agreement are not being acquired for the purpose of making any distribution other than in accordance with the terms of this Agreement.

     6.5 Each Reorganizing Fund covenants that it will assist the corresponding Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Reorganizing Fund shares.

     6.6 Subject to the provisions of this Agreement, the Surviving Funds and the Reorganizing Funds will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

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     6.7 The Corporation has filed or will file one or more post-effective amendments to its Registration Statement on Form N-1A (“Post-Effective Amendments”) to become effective on or before the Closing Date to register the newly-organized Surviving Funds’ capital stock under the 1933 Act and the 1940 Act and to amend the Corporation’s Registration Statement under the 1940 Act.

     6.8 As soon as reasonably practicable after the Closing, each Reorganizing Fund shall make a liquidating distribution to its shareholders consisting of the Surviving Fund Shares received at the Closing of the reorganization of such Reorganizing Fund.

     6.9 It is the intention of the parties that the transaction with respect to each Surviving Fund and corresponding Reorganizing Fund will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Trust, the Corporation, the Reorganizing Funds nor the Surviving Funds shall take any action, or cause any action to be taken that would reasonably be expected to cause any of such transactions not to qualify as a reorganization within the meaning of Section 368(a) of the Code or shall file any income tax return inconsistent with treatment of each transaction as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date of a reorganization, the parties to this Agreement that are participating in such reorganization will provide to Sidley Austin LLP a certificate containing such customary factual representations as Sidley Austin LLP shall have reasonably requested in order to enable Sidley Austin LLP to render the tax opinion required by paragraph 9.5 of this Agreement.

     6.10 Each Surviving Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, the MGCL and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date.

     6.11 Following the transfer of Assets by a Reorganizing Fund to the corresponding Surviving Fund and the assumption of liabilities of such Reorganizing Fund in exchange for Surviving Fund Shares as contemplated in this Agreement, Trust will file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to such Reorganizing Fund after the applicable Closing Date but prior to the date of any applicable statutory or regulatory deadlines.

     6.12 The Corporation shall from and after the applicable Closing Date use its reasonable best efforts so that for a period of three years after such Closing Date, at least 75% of the Board of Directors of the Corporation are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of Sentinel or Citizens Advisers, Inc. In addition, the Corporation, from and after the applicable Closing Date, shall refrain from imposing or seeking to impose for a period of two years after such Closing Date, any “unfair burden” on the Reorganizing Funds (within the meaning of the 1940 Act) as a result of the transactions contemplated by this Agreement or any terms, conditions or understandings applicable thereto.

     6.13 Citizens Advisers, Inc. shall have purchased one or more “run-off” directors and officers errors and omissions insurance policy(ies) covering, among other things, the present and former officers and Trustees of the Trust for no less than six years after the Closing Date

7. Conditions Precedent to Obligations of the Reorganizing Fund

The obligations of each Reorganizing Fund to complete the transactions provided for in this Agreement on the applicable Closing Date shall be subject, at its election, to the performance by the corresponding Surviving Fund of all the obligations to be performed by it hereunder on or before the applicable Closing Date, and in addition thereto, the following further conditions:

     7.1 Prior to Closing of a newly-organized Surviving Fund, the Directors of the Corporation shall have authorized on behalf of the newly-organized Surviving Fund the issuance of one share of such Surviving Fund to Sentinel in consideration of the payment of $1.00 and Sentinel shall have voted affirmatively on the matters referred to in paragraph 1.4, above.

     7.2 The items that are required to be delivered by a Surviving Fund or its agents shall have been delivered to the corresponding Reorganizing Fund or its agents on or prior to the applicable Closing Date.

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     7.3 All representations and warranties of the Corporation, on behalf of the corresponding Surviving Fund, contained in this Agreement shall be true and correct in all material respects as of the date of this Agreement and, except as they may be affected by the transactions contemplated by this Agreement, as of the applicable Closing Date, with the same force and effect as if made on and as of the applicable Closing Date.

     7.4 The Corporation, on behalf of each Surviving Fund, shall have delivered to the corresponding Reorganizing Fund on the applicable Closing Date a certificate executed in its name by an authorized officer, in a form reasonably satisfactory to such Reorganizing Fund and dated as of the applicable Closing Date, to the effect that (a) the representations and warranties of such Surviving Fund made in this Agreement are true and correct on and as of the applicable Closing Date, except as they may be affected by the transactions contemplated by this Agreement, (b) the Corporation, on behalf of such Surviving Fund, has complied with all of the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the applicable Closing Date, and (c) the N-14 Registration Statement and the registration statement on Form N-1A with respect to the newly-organized Surviving Funds that will commence operations upon the consummation of the reorganizations shall have become effective under the 1933 Act and no stop order suspending the effectiveness of the N-14 Registration Statement or the N-1A Amendment has been issued and no proceeding for that purpose are pending or threatened..

     7.5 Each Reorganizing Fund shall have received on the applicable Closing Date an opinion of Sidley Austin LLP, counsel to the Corporation, in a form reasonably satisfactory to such Reorganizing Fund, and dated as of the applicable Closing Date, to the effect that:

          (a) The Corporation is a corporation incorporated and existing under the MGCL and in good standing with the SDAT. The Corporation has the corporate power to own its properties and conduct its business as a registered investment company. Each Surviving Fund is a separate series of common stock, par value $0.01 per share, of the Corporation that has been duly classified and designated in accordance with the applicable provisions of the Corporation’s Charter;

          (b) The Corporation is registered with the Commission as an open-end management investment company under the 1940 Act;

          (c) To such counsel’s knowledge, no consent, approval, authorization, or order of any federal or Maryland court or governmental authority is required for the consummation by the corresponding Surviving Fund of the transactions contemplated in this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

          (d) The execution, delivery and performance of this Agreement has been duly authorized, executed and delivered on the part of the Board of Directors of the Corporation and this Agreement constitutes a valid and binding obligation of the Corporation, on behalf of the corresponding Surviving Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

          (e) The Corporation, on behalf of such corresponding Surviving Fund, has the power to assume all liabilities to be assumed by it hereunder on behalf of such corresponding Reorganizing Fund and upon consummation of the transactions contemplated hereby the Corporation, on behalf of the corresponding Surviving Fund, will have duly assumed all such liabilities;

          (f) The shares to be issued by the corresponding Surviving Fund for transfer to the Reorganizing Fund’s shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable shares in the corresponding Surviving Fund, and no shareholder of the corresponding Surviving Fund has any preemptive right of subscription or purchase in respect thereof; and

          (g) The execution and delivery of this Agreement did not, and the performance by the Corporation, on behalf of the corresponding Surviving Fund, of its obligations hereunder (including the issuance of

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shares and assumption of liabilities of such Reorganizing Fund) will not, violate the Corporation’s Charter or By-Laws, or any obligation of the Corporation under any material agreement filed as an exhibit to the Corporation's registration statement on Form N-1A or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which such Surviving Fund, is a party or by which it is bound.

     Such counsel shall be entitled to state that, with the approval of the Reorganizing Funds, they have relied upon officers’ certificates and certificates of public officials in rendering their opinion and may rely on Venable LLP or another law firm satisfactory to the Trust as to all matters of Maryland law.

     7.6 The Board of Directors of the Corporation shall have approved this Agreement and the transactions contemplated by it.

     7.7 The transactions contemplated by the Asset Purchase Agreement between Citizens Advisers, Inc. and Sentinel Asset Management, Inc. shall have been consummated.

8. Conditions Precedent to Obligations of each Surviving Fund

The obligations of each Surviving Fund to complete the transactions provided for herein on the applicable Closing Date shall be subject, at its election, to the performance by the corresponding Reorganizing Fund of all the obligations to be performed by it under this Agreement on or before the applicable Closing Date, and in addition, the following further conditions:

     8.1 The items that are required to be delivered by the corresponding Reorganizing Fund or its agents shall have been delivered to such Surviving Fund or its agents on or prior to the applicable Closing Date.

     8.2 All representations and warranties of the Trust, on behalf of the corresponding Reorganizing Fund, contained in this Agreement shall be true and correct in all material respects as of the date of this Agreement and, except as they may be affected by the transactions contemplated by this Agreement, as of the applicable Closing Date, with the same force and effect as if made on and as of the applicable Closing Date.

     8.3 The Trust, on behalf of the corresponding Reorganizing Fund, shall have delivered to such Surviving Fund on the applicable Closing Date a certificate executed in its name by an authorized officer, in a form reasonably satisfactory to such Surviving Fund and dated as of the Closing Date, to the effect that (a) the representations and warranties of such Reorganizing Fund made in this Agreement are true and correct on and as of the applicable Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and (b) the Trust, on behalf of such Reorganizing Fund, has complied with all of the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the applicable Closing Date.

     8.4 Such Surviving Fund shall have received on the Closing Date an opinion of Bingham McCutchen, LLP, counsel to the Trust, in a form reasonably satisfactory to such Surviving Fund, and dated as of the Closing Date, to the effect that:

          (a) The Trust is a business trust formed and validly existing under applicable Massachusetts law. The Trust has the power as a business trust to own its properties and conduct its business as a registered investment company. Such Reorganizing Fund is a separate series of beneficial shares with no par value of the Trust duly classified and designated in accordance with the applicable provisions of Trust’s Declaration of Trust;

          (b) The Trust is registered with the Commission as an open-end management investment company under the 1940 Act;

          (c) To such counsel’s knowledge, no consent, approval, authorization, or order of any federal or Massachusetts court or governmental authority is required for the consummation by such Reorganizing Fund of the transactions contemplated in this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws or applicable Massachusetts law;

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          (d) The execution and delivery of this Agreement did not, and the performance by the Trust, on behalf of the corresponding Reorganizing Fund, of its obligations hereunder will not, violate the Trust's Declaration of Trust or By-Laws, or any obligation of the Trust under any agreement filed as an exhibit to the Trust's registration statement on Form N-1A or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which such Trust, on behalf of such Reorganizing Fund, is a party or by which it is bound.

     Such counsel shall be entitled to state that, with the approval of the Surviving Funds, they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

     8.5 The indemnification agreement between the Trust and Sophia Collier, the interested Trustee of the Trust, shall have been terminated and Ms. Collier shall have executed a release of all of her rights under her indemnification agreement with the Trust.

     8.6 The Board of Trustees of the Trust shall have approved this Agreement and the transactions contemplated by this Agreement.

     8.7 The transactions contemplated by the Asset Purchase Agreement between Citizens Advisers, Inc. and Sentinel Asset Management, Inc. shall have been consummated.

     8.8 Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets at the Valuation Time, such Reorganizing Fund shall have declared a dividend or dividends, with a record and ex-dividend date prior to the valuation of the Assets, which together with all previous dividends, shall have the effect of distributing to Shareholders of that Reorganizing Fund all of the Reorganizing Funds’ investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date and all of its net capital gain realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).

9. Further Conditions Precedent to Obligations of each Surviving Fund and each Reorganizing Fund

If any of the conditions set forth below have not been met on or before the Closing Date with respect to any Reorganizing Fund or corresponding Surviving Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement with respect to the applicable Reorganizing Fund or Surviving Fund:

     9.1 This Agreement and the transactions contemplated in this Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Reorganizing Fund in accordance with the provisions of Trust’s Declaration of Trust and Bylaws, applicable Massachusetts law and the 1940 Act, and evidence of such approval shall have been delivered to the corresponding Surviving Fund. Notwithstanding anything in this Agreement to the contrary, neither the Surviving Funds nor the Reorganizing Funds may waive the conditions set forth in this paragraph. The failure by one Reorganizing Fund to obtain the necessary approvals shall not affect the rights or obligations of the other Reorganizing Fund or corresponding Surviving Fund under this Agreement.

     9.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated in this Agreement.

     9.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Surviving Fund or the corresponding Reorganizing Fund to permit consummation, in all material respects, of the transactions contemplated by this Agreement with respect to such Surviving Fund or corresponding Reorganizing Fund shall have been obtained, except where failure to obtain any such consent, order or permit would not have a material adverse effect on the assets or properties of such Surviving Fund or corresponding Reorganizing Fund, provided that either party to this Agreement may for itself waive any of such conditions.

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     9.4 The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending its effectiveness shall have been issued and, to the knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     9.5 The parties shall have received an opinion of Sidley Austin LLP addressed to such Surviving Fund and corresponding Reorganizing Fund based on customary representations and assumptions, dated the Closing Date, to the effect that, subject to the conditions and limitations set forth therein, on the basis of existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

          (a) the transfer to such Surviving Fund of the Assets of the corresponding Reorganizing Fund in exchange solely for the Surviving Fund Shares and the assumption by such Surviving Fund of certain of the liabilities of the corresponding Reorganizing Fund, followed by the distribution of such Surviving Fund Shares to the Reorganizing Fund Shareholders in exchange for their shares of the Reorganizing Fund, will constitute a “reorganization” within the meaning of Section 368(a) of the Code; and such Surviving Fund and corresponding Reorganizing Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

          (b) no gain or loss will be recognized by such Surviving Fund or by the corresponding Reorganizing Fund as a result of the applicable reorganization;

          (c) no gain or loss will be recognized by the Reorganizing Fund Shareholders of such Reorganizing Fund upon the exchange of their Reorganizing Fund Shares for Surviving Fund Shares in the corresponding Surviving Fund in connection with the applicable reorganization;

          (d) the aggregate tax basis of the Surviving Fund Shares of such Surviving Fund, both full and fractional, received by Reorganizing Fund Shareholders of the corresponding Reorganizing Fund will be the same as the aggregate tax basis of the corresponding Reorganizing Fund Shares exchanged therefor;

          (e) the holding period for Surviving Fund Shares of such Surviving Fund, both full and fractional, received by corresponding Reorganizing Fund Shareholders in the reorganization will include the holding period for the Reorganizing Fund Shares exchanged, provided such Reorganizing Fund Shares were held as capital assets at the time of the exchange;

          (f) the tax basis of the assets of such Reorganizing Fund in the hands of the corresponding Surviving Fund will be the same as the tax basis of such assets to the Reorganizing Fund immediately prior to the transfer;

          (g) the holding period of the assets acquired by such Surviving Fund will include the period during which such assets were held by the corresponding Reorganizing Fund;

          (h) pursuant to Section 381 of the Code and Treasury Regulations thereunder, such Surviving Fund will succeed to and take into account the items of the corresponding Reorganizing Fund described in Section 381(c) of the Code, subject to the provisions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

     9.6 The Corporation’s Post-Effective Amendments under the 1933 Act and the 1940 Act shall have been declared effective by the Commission and no stop orders under the 1933 Act pertaining to them shall have been issued, and all approvals, registrations, and exemptions under the federal and state laws considered to be necessary by the Corporation shall have been obtained.

10. Amendments, Waivers, and Termination; Non-Survival Of Covenants, Warranties and Representations; Governing Law

     10.1 This Agreement may be amended, modified or supplemented in writing at any time by mutual consent of both parties to the Agreement, notwithstanding approval by the Reorganizing Fund Shareholders,

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provided that no such amendment shall have a material adverse effect on the interests of such shareholders without their further approval.

     10.2 At any time prior to the Closing Date, either of the parties may waive compliance with any of the covenants or conditions made for its benefit contained in this Agreement.

     10.3 This Agreement may be terminated with respect to any reorganization at any time prior to the Closing Date of such reorganization without liability on the part of either party to this Agreement or its respective directors, trustees, officers or shareholders by either party on notice to the other.

     10.4 The representations, warranties or covenants contained in this Agreement or in any document delivered pursuant to this Agreement or in connection with this Agreement shall not survive each reorganization, except that the covenants to be performed after the Closing shall survive the Closing.

     10.5 This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland, without giving effect to principles of conflict of law.

11. Expenses

     11.1 Sentinel and Citizens Advisers, Inc. shall be responsible for all costs and expenses of each reorganization, except that the Reorganizing Fund Shareholders will pay their own expenses, if any, incurred by them in connection with each reorganization and each Reorganizing Fund will be responsible for its own registration and licensing fees and brokerage commissions.

     11.2 The Corporation, on behalf of the Surviving Funds, and Trust, on behalf of each Reorganizing Fund, each represents and warrants to the other that there are no business brokers or finders or other entities entitled to receive any payments in connection with the transactions provided for in this Agreement. However, both parties understand and agree that Sentinel Asset Management, Inc. and/or Citizens Advisers, Inc. may pay third-party investment bankers a fee in connection with their agreement related to the reorganizations, which could be based on Fund assets.

12. Notices

Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be delivered by personal delivery, commercial delivery service or registered or certified mail, return receipt requested and addressed as follows:

     Citizens Funds
     One Harbour Place, Suite 400
     Portsmouth, NH 03801

     Sentinel Group Funds, Inc.
     One National Life Drive
     Montpelier, VT 05604

or such other manner to which the parties agree or to such other address to which a party notifies the other.

13. Miscellaneous

This Agreement supersedes all prior agreements between the parties (written or oral), is intended as a complete exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by the Corporation and the Trust and delivered to each of them. The headings contained in this Agreement are for reference purposes only

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and shall not affect in any way the meaning or interpretation of this Agreement. Nothing in this Agreement, expressed or implied, is intended to confer upon any person not a party to this Agreement any rights or remedies under or by reason of this Agreement.

The Trust’s Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and the said officers of the Trust have executed this Agreement as officers and not individually, and the obligations and rights set forth in this Agreement are not binding upon any such officers, or the Trustees or shareholders of the Reorganizing Funds, individually, except to the extent that shareholders of a Massachusetts business trust may under certain circumstances be held liable for its obligations, but are binding only upon the assets and property of the Trust belonging to the applicable Reorganizing Fund.

IN WITNESS WHEREOF, each of the parties to this Agreement has caused this Agreement to be executed by a duly authorized officer as of the date set forth above.

CITIZENS FUNDS, on behalf of itself and each
Reorganizing Fund

Attest:

By:	/s/ JoAnn Hubbard	By:	/s/ Sophia Collier
	JoAnn M. Hubbard	Name: Sophia Collier
Title: President

SENTINEL GROUP FUNDS, INC., on behalf of itself
and each Surviving Fund

Attest:

By:	/s/ Kerry Jung	By:	/s/ Christian Thwaites
Name: Christian W. Thwaites
Title:President & Chief Executive Officer

CITIZENS ADVISERS, INC., solely for purposes of
Section 6.13

Attest:

By:	/s/ JoAnn Hubbard	By:	/s/ Sophia Collier
	JoAnn M. Hubbard	Name: Sophia Collier
Title: President

A-16

Exhibit B

Additional Information About the Sentinel Government Securities,
International Equity, U.S. Treasury Money Market, and Balanced Funds

The following bar charts and tables provide indications of the risks of investing in each Fund by showing changes in the Funds’ performance from year to year and by showing how the Funds’ average annual returns for 1, 5 and 10 years (or since inception) compare with those of a broad measure of market performance. The bar charts show changes in each Fund’s performance for Class A shares for each calendar year over a ten-year period, or for a shorter period for those Funds that have been in existence for less than ten years.

Sales charges are not reflected in the bar charts. If sales charges were reflected, returns would be less than those shown. How each Fund performed in the past is not necessarily an indication of how that Fund will perform in the future.

Sentinel Government Securities
Inception: 1986

Total Return (%)	9.3	9.1	-3.5	12.6	6.9	10.6	2.9	4.7	2.3	4.3
Year	97	98	99	00	01	02	03	04	05	06

During the period(s) shown in the above bar chart, the highest return for a quarter for the Government Securities Fund was 4.84% (quarter ended September, 1998) and the lowest return for a quarter was -1.96% (quarter ended March, 1999).

Sentinel International Equity
Inception: 1993

Total Return (%)	14.2	10.3	27.3	-9.3	-16.2	-11.8	32.1	20.3	10.4	24.2
Year	97	98	99	00	01	02	03	04	05	06

During the period(s) shown in the above bar chart, the highest return for a quarter for the International Equity Fund was 17.09% (quarter ended June, 2003) and the lowest return for a quarter was -20.80% (quarter ended September, 2002).

Sentinel U.S. Treasury Money Market
Inception: 1993

Total Return (%)	4.6	4.5	4.1	5.2	3.3	1.1	0.3	0.5	2.2	4.0
Year	97	98	99	00	01	02	03	04	05	06

During the period(s) shown in the above bar chart, the highest return for a quarter for the U.S. Treasury Money Market Fund was 1.39% (quarter ended December, 2000) and the lowest return for a quarter was 0.03% (quarter ended September, 2003).

Sentinel Balanced
Inception: 1938

Total Return (%)	20.6	11.9	0.5	8.6	-2.9	-9.7	22.1	7.7	5.4	11.8
Year	97	98	99	00	01	02	03	04	05	06

During the period(s) shown in the above bar chart, the highest return for a quarter for the Balanced Fund was 12.33% (quarter ended June, 2003) and the lowest return for a quarter was -9.44% (quarter ended September, 2002).

Average Annual Total Return

The tables below compare for the periods shown the average annual return of an appropriate broad-based securities market index with the average annual return before taxes for Class A and, where applicable, Class I shares of each Fund, the average annual return after taxes on distributions for the Class A shares of each Fund and the average annual total return after taxes on distributions and redemption for Class A shares of each Fund. The returns for share classes with a sales charge include the effect of the maximum sales charge. How each Fund performed in the past before and after taxes is not necessarily an indication of how that Fund will perform in the future.

After-tax returns are shown only for Class A and after-tax returns for other classes of shares will vary. After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts or tax-advantaged education savings accounts, such as qualified tuition programs or Coverdell Education Savings Accounts. As an example, the highest applicable individual federal marginal tax rates in effect for calendar year 2006 were generally 35% for ordinary income dividends (which generally include distributions of short term capital gains), and 15% for long-term capital gain distributions and qualifying dividend income. However, the historical highest rates applicable during the periods measured and used in the after-tax calculations below may be different from the highest individual marginal income tax rates for 2006.

For the Sentinel International Equity Fund, performance of the Class I shares prior to August 27, 2007 is based on the adjusted performance of the Fund’s Class A shares.

Index returns reflect no deduction for fees, expenses or taxes.

For the periods ended			Past 10 Years/
December 31, 2006	Past One Year	Past 5 Years	Since Inception
Government Securities Fund[4]
Return Before Taxes: Class A	0.04	4.04	5.38
Return After Taxes on Distributions:
Class A	-1.60	2.37	3.27
Return After Taxes on Distributions and Sale of Fund Shares:
Class A5	0.00	2.45	3.28
Lehman Brothers U.S. Government Bond Index[6]	3.48	4.64	6.01
Lehman Brothers Mortgage Backed Securities Index[7]	5.22	4.85	6.16
Morningstar Intermediate Government Category[3]	3.43	3.89	5.16
International Equity Fund
Return Before Taxes: Class A	17.94	12.77	8.33
Return After Taxes on Distributions:
Class A	16.31	12.00	7.09
Return After Taxes on Distributions and Sale of Fund Shares:
Class A	13.82	11.00	6.78
Return Before Taxes: Class I8	24.17	13.93	8.88
Morgan Stanley Capital International “EAFE” (Europe,
Australia, Far East) Index[9]	26.34	14.98	7.71
Morningstar Foreign Large Blend Category[3]	24.82	13.19	7.37
U.S. Treasury Money Market Fund
Return Before Taxes: Class A	3.96	1.58	2.94
Balanced Fund
Return Before Taxes: Class A	6.19	5.85	6.62
Return After Taxes on Distributions:

For the periods ended			Past 10 Years/
December 31, 2006	Past One Year	Past 5 Years	Since Inception
Class A	5.27	4.72	4.76
Return After Taxes on Distributions and Sale of Fund Shares:
Class A	4.77	4.51	4.80
Standard & Poor’s 500 Index[1]	15.79	6.19	8.42
Lehman Brothers U.S. Aggregate Bond Index[2]	4.33	5.06	6.24
Morningstar Moderate Allocation Category[3]	11.26	6.09	7.12

1The Standard & Poor’s 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation.
2The Lehman Brothers U.S. Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. The index’s total return consists of price appreciation/depreciation plus income as a percentage of the original investment.
3An average of funds within the particular category as determined by Morningstar based on investment styles as measured by their underlying portfolio holdings.
4Class A share returns prior to June 1, 2006 but after April 10, 2005 have been restated to reflect the increase in the Government Securities Fund’s maximum sales charge from 2% to 4%. Prior to April 11, 2005, the Fund’s maximum Class A sales charge had been 4%.
5Returns after taxes on distributions and sale of fund shares may be higher than before-tax and/or after tax on distribution returns when a net capital loss occurs upon the redemption of fund shares.
6The Lehman Brothers U.S. Government Bond Index is composed of all publicly issued, nonconvertible, domestic debt of the U.S. Government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the U.S. Government.
7The Lehman Brothers U.S. Mortgage Backed Securities Index is an unmanaged index made up of the securities in the Lehman Brothers Mortgage-Backed Securities Index that are of investment quality, have at least one year to maturity and have an outstanding par value of at least $100 million.
8For the International Equity Fund, Class I shares performance prior to the inception of the Class I shares is based on the Fund’s Class A share performance, restated to reflect that Class I shares are offered without a sales load.
9The Morgan Stanley Capital International EAFE Index is a market capitalization weighted index composed of companies representative of the market structure of 20 developed market countries in Europe, Australasia and the Far East.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years, or for the other applicable period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in each Fund, assuming reinvestment of all dividends and distributions. Per share data is calculated utilizing average daily shares outstanding. Financial highlights are not provided for the Class I shares of the International Equity Fund because they were first offered August 27, 2007.

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Funds, is included in the Funds’ Annual Report to Shareholders, which is available upon request.

			Income From Investment Operations			Less Distributions
				Net gain or
				losses on
	Fiscal	Net asset	Net	securities		Dividends			Net asset
	year	value,	investment	(both realized	Total from	(from net	Distributions		value,
Fund/	(period	beginning	income	and	investment	investment	(from realized	Total	end of
Share Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	period
Balanced	11/30/02	$16.57	$0.32	$(150)	$(1.18)	$0.33	$0.96	$1.29	$14.10
Class A	11/30/03	14.10	0.24	1.81	2.05	0.25	-	0.25	15.90
	11/30/04	15.90	0.28	1.29	1.57	0.28	0.36	0.64	16.83
	11/30/05	16.83	0.32	0.86	1.18	0.34	0.82	1.16	16.85
	11/30/06	16.85	0.37	1.53	1.90	0.38	0.36	0.74	18.01

Ratios/Supplemental Data
				Ratio of		Ratio of net
			Ratio of	expenses to	Ratio of net	investment income
			expenses to	average net	investment	(loss) to average
	Net assets	Ratio of	average net	assets before	income	net assets before
Total	at end of	expenses to	assets before	contractual and	(loss) to	contractual and	Portfolio
return*	period	average net	custodian fee	voluntary expense	average net	voluntary expense	turnover
(%)	(000 omitted)	assets (%)	credits**(%)	reimbursements***(%)	assets (%)	reimbursements***(%)	rate (%)
(7.76)	$188,386	1.20	1.21	1.21	2.06	2.06	159
14.75	214,533	1.20	1.21	1.21	1.53	1.53	242
10.12	231,599	1.17	1.17	1.17	1.73	1.73	220
7.36	239,882	1.12	1.14	1.14	1.93	1.93	187
11.64	249,398	1.10	1.11	1.11	2.18	2.18	209

			Income From Investment Operations			Less Distributions
				Net gain or
				losses on
	Fiscal	Net asset	Net	securities		Dividends			Net asset
	year	value,	investment	(both realized	Total from	(from net	Distributions		value,
Fund/	(period	beginning	income	and	investment	investment	(from realized	Total	end of
Share Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	period
Government	11/30/02	$10.19	$0.51	$0.15	$0.66	$0.51	$-	$0.51	$10.34
Securities	11/30/03	10.34	0.38	0.12	0.50	0.46	-	0.46	10.38
Class A	11/30/04	10.38	0.39	0.10	0.49	0.45	-	0.45	10.42
	11/30/05	10.42	0.43	(0.21)	0.22	0.45	-	0.45	10.19
	11/30/06	10.19	0.47	0.06	0.53	0.48	-	0.48	10.24

Ratios/Supplemental Data
				Ratio of		Ratio of net
			Ratio of	expenses to	Ratio of net	investment income
			expenses to	average net	investment	(loss) to average
	Net assets	Ratio of	average net	assets before	income	net assets before
Total	at end of	expenses to	assets before	contractual and	(loss) to	contractual and	Portfolio
return*	period	average net	custodian fee	voluntary expense	average net	voluntary expense	turnover
(%)	(000 omitted)	assets (%)	credits**(%)	reimbursements***(%)	assets (%)	reimbursements***(%)	rate (%)
6.70	$107,121	0.85	0.86	1.01	4.72	4.56	452
4.85	102,713	0.94	0.95	0.98	3.62	3.59	576
4.80	104,738	0.97	0.98	0.98	3.78	3.78	473
2.08	204,868	1.00	1.02	1.02	4.09	4.09	505
5.41	214,374	0.98	0.99	0.99	4.68	4.68	678

			Income From Investment Operations			Less Distributions
				Net gain or
				losses on
	Fiscal	Net asset	Net	securities		Dividends			Net asset
	year	value,	investment	(both realized	Total from	(from net	Distributions		value,
Fund/	(period	beginning	income	and	investment	investment	(from realized	Total	end of
Share Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	period
International	11/30/02	$13.21	$0.17	$(1.37)	$(1.20)	$0.14	$0.04	$0.18	$11.83
Equity	11/30/03	11.83	0.16	2.09	2.25	0.19	0.07	0.26	13.82
Class A	11/30/04	13.82	0.20	3.17*	3.37	0.14	-	0.14	17.05
	11/30/05	17.05	0.21	1.56	1.77	0.17	-	0.17	18.65
	11/30/06	18.65	0.17	4.42	4.59	0.24	1.00	1.24	22.00

Ratios/Supplemental Data
				Ratio of		Ratio of net
			Ratio of	expenses to	Ratio of net	investment income
			expenses to	average net	investment	(loss) to average
	Net assets	Ratio of	average net	assets before	income	net assets before
Total	at end of	expenses to	assets before	contractual and	(loss) to	contractual and	Portfolio
return*	period	average net	custodian fee	voluntary expense	average net	voluntary expense	turnover
(%)	(000 omitted)	assets (%)	credits**(%)	reimbursements***(%)	assets (%)	reimbursements***(%)	rate (%)
(9.21)	$ 75,951	1.29	1.30	1.30	1.26	1.26	33
19.16	86,913	1.34	1.35	1.35	1.38	1.38	28
24.58*	109,959	1.30	1.31	1.31	1.34	1.34	28
10.43	113,349	1.30	1.32	1.32	1.29	1.29	23
26.04	149,605	1.35	1.39	1.39	0.86	0.86	63

			Income From Investment Operations			Less Distributions
				Net gain or
				losses on
	Fiscal	Net asset	Net	securities		Dividends			Net asset
	year	value,	investment	(both realized	Total from	(from net	Distributions		value,
Fund/	(period	beginning	income	and	investment	investment	(from realized	Total	end of
Share Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	period
U.S. Treasury	11/30/02	$1.00	$0.0115	$-	$0.0115	$0.0115	$-	$0.0115	$1.00
Money Market	11/30/03	1.00	0.0032	-	0.0032	0.0032	-	0.0032	1.00
Class A	11/30/04	1.00	0.0038	-	0.0038	0.0038	-	0.0038	1.00
	11/30/05	1.00	0.0198	-	0.0198	0.0198	-	0.0198	1.00
	11/30/06	1.00	0.0381	-	0.0381	0.0381	-	0.0381	1.00

Ratios/Supplemental Data
				Ratio of		Ratio of net
			Ratio of	expenses to	Ratio of net	investment income
			expenses to	average net	investment	(loss) to average
	Net assets	Ratio of	average net	assets before	income	net assets before
Total	at end of	expenses to	assets before	contractual and	(loss) to	contractual and	Portfolio
return*	period	average net	custodian fee	voluntary expense	average net	voluntary expense	turnover
(%)	(000 omitted)	assets (%)	credits**(%)	reimbursements***(%)	assets (%)	reimbursements***(%)	rate (%)
1.15	$97,136	0.72	0.73	0.73	1.16	1.16	-
0.32	79,511	0.78	0.78	0.79	0.32	0.31	-
0.38	79,107	0.75	0.75	0.77	0.38	0.37	-
2.00	82,961	0.77	0.78	0.80	1.99	1.97	-
3.88	69,166	0.82	0.83	0.83	3.80	3.80	-

*

Total return is calculated assuming an initial investment made as the net asset value at the beginning of the period, reinvestments of al distributions at net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge nor a CDSC is reflected in the calculation of total return.

**	The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian.

***	Expense reductions are comprised of the contractual and voluntary expense reimbursements as described in Note (3).

			Impact on	Impact on
			net realized	total return
		Reimbursement	gains	(%)
# On July 1, 2004, the Fund Distributor was notified by the National Association of Securities Dealers, Inc. (NASD) that the NASD had made a determination that a disciplinary action be brought against the Funds’ Distributor arising from alleged excessive short term trading losses for the period from October 1, 2000 to October 31, 2003. The Funds were not a party to those proceedings and bear no associated costs. The Fund Distributor reimbursed the Funds on August 26, 2004 as follows:	International Equity Fund – A	566,981	0.09	0.66
	International Equity Fund – B	62,899	0.08	0.59
	International Equity Fund – C	15,951	0.09	0.66
	High Yield Bond Fund – A	2,801	0.00	0.00
	High Yield Bond Fund – B	837	0.00	0.00
	High Yield Bond Fund – C	308	0.00	0.00
	On October 4, 2004, the Fund Distributor entered into a Letter of Acceptance, Waiver and Consent with the NASD setting this matter.

STATEMENT OF ADDITIONAL INFORMATION
DECEMBER ~~21,~~28, 2007

SENTINEL RESPONSIBLE INVESTING (SRI) CORE OPPORTUNITIES FUND
SENTINEL RESPONSIBLE INVESTING (SRI) EMERGING COMPANIES FUND
SENTINEL INTERNATIONAL EQUITY FUND
SENTINEL GOVERNMENT SECURITIES FUND
SENTINEL U.S. TREASURY MONEY MARKET FUND
SENTINEL BALANCED FUND,
EACH A SERIES OF
SENTINEL GROUP FUNDS, INC.

One National Life Drive
Montpelier, VT 06504
1-800-282-3863

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus dated December ~~21,~~28, 2007 for the Special Meeting of Shareholders of the Citizens Funds scheduled to be held on January 28, 2007. Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to Sentinel Group Funds, Inc. at One National Life Drive, Montpelier, VT 05604 or by calling toll-free 1-800-282-3863. Unless otherwise indicated, capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

Except for the Sentinel Responsible Investing (SRI) Core Opportunities Fund and the Sentinel Responsible Investing (SRI) Emerging Companies Fund, which have not yet commenced operation, further information about the Sentinel Funds is contained in and incorporated by reference to the Statement of Additional Information dated March 30, 2007, as it may be amended and/or supplemented from time to time. In addition, management’s discussion of fund performance, audited financial statements and the related report of the independent registered public accounting firm for those Sentinel Funds are contained in the Annual Report for the fiscal year ended November 30, ~~2006, which is~~2006 and the Semiannual Report for the fiscal period ended May 31, 2007, which are incorporated by reference herein. Copies of these documents may be obtained at no charge by writing to Sentinel Group Funds, Inc. at One National Life Drive, Montpelier, VT 05604 or by calling toll-free 1-800-282-3863. With respect to the Sentinel Responsible Investing (SRI) Core Opportunities Fund and the Sentinel Responsible Investing (SRI) Emerging Companies Fund, their Statement of Additional Information ~~dated ____________, 2008 has been~~was filed with the Securities and Exchange Commission~~,~~ on November 13, 2007, but is not yet effective. Specific information from the Statement of Additional Information ~~dated ____________, 2008,~~filed on November 13, 2007, including investment policies and proxy voting procedures, is included in Exhibit A to this Statement of Additional Information.

Further information about the Citizens Funds is contained in, and incorporated by reference to, the Prospectus and Statement of Additional Information dated October 29, 2007, as they may be amended and/or supplemented from time to time. Management’s discussion of fund performance, audited financial statements and the related report of the independent registered public accounting firm for the Citizens Funds are contained in the Annual Report for the fiscal year ended June 30, 2007 and are incorporated into this Statement of Additional Information by reference. These documents are available upon request and without charge by calling 1-800-223-7010 or visiting www.citizensfunds.com.

Pro-forma financial statements of the Sentinel Funds reflecting the reorganization with the Citizens Funds are included within this Statement of Additional Information; however, no pro-forma financial statements of the Sentinel Balanced Fund are included because as of ~~____________,~~November 30, 2007, the net assets of the Citizens Balanced Fund did not exceed 10% of the Sentinel Balanced Fund’s net assets.

SENTINEL RESPONSIBLE INVESTING (SRI) CORE OPPORTUNITIES FUND
Pro-Forma Statement of Assets & Liabilities (unaudited)

				Pro-Forma
	Annual 06/30/07			Combined
	Target Fund	Annual 06/30/07		Sentinel Responsible
	Citizens Core	Target Fund	Pro-Forma	Investing (SRI) Core
	Growth Fund	Citizens Value Fund	Adjustments	Opportunities Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Assets
Investments at value	$304,500	$65,890		$370,390
Receivable for fund shares sold	296	211		507
Receivable for dividends	124	55		179
Receivable from administrator	-	26		26
Other assets net of liabilities	21	12		33
Total Assets	$304,941	$66,194	-	$371,135

Liabilities
Payable for securities purchased	$3,771	$1,900		$5,671
Payable for fund shares
repurchased	265	41		306
Accrued expenses	91	17		108
Management fee payable	62	29		91
Distribution fee payable	26	6		32
Administrative fee payable	19	4		23
Transfer agent fee payable	127	25		152
Shareholder service fee payable	10	1		11
Total Liabilities	$4,371	$2,023	-	$6,394

Net Assets Applicable to All
Outstanding Shares	$300,570	$64,171		$ 364,741

Standard Shares
(Class A Shares)
Net Assets Applicable to
Standard Shares /
(Class A Shares)	$249,707	$56,386	~~$1,862 (a)~~-	$~~307,955~~306,093
Shares Outstanding	10,966	3,682	~~5,339(~~1,206) (b)	~~19,987~~13,442

Net Asset Value per Share	$22.77*	$15.31*	-	$~~15.31~~22.77*

Administrative Shares
Net Assets Applicable to
Administrative Shares	$1,862	-	$(1,862) (a)	-
Shares Outstanding	79	-	(79) (b)	-

Net Asset Value per Share	$23.44*	-	-	-

2

SENTINEL RESPONSIBLE INVESTING (SRI) CORE OPPORTUNITIES FUND
Pro-Forma Statement of Assets & Liabilities (unaudited)

Pro-Forma
	Annual 06/30/07			Combined
	Target Fund	Annual 06/30/07		Sentinel Responsible
	Citizens Core	Target Fund	Pro-Forma	Investing (SRI) Core
	Growth Fund	Citizens Value Fund	Adjustments	Opportunities Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Institutional Shares
(Class I Shares)
Net Assets Applicable to
Institutional Shares /
(Class I Shares)	$49,001	$7,785	~~-~~$1,862 (a)	$~~56,786~~58,648
Shares Outstanding	2,559	508	~~756~~(4) (b)	~~3,823~~3,063
Net Asset Value per Share	$19.15*	$15.34*	-	$~~15.34~~19.15*

*	The calculated Net Asset Value per Share is rounded to reflect the actual Net Asset Value per Share.
(a)	Administrative Shares merge into Class ~~A~~I Shares.
(b)	The Pro-Forma Combined Statements of Assets and Liabilities assume the issuance of additional shares of the Sentinel Core Opportunities Fund as if the reorganization had taken place on June 30, 2007 and are based on the net asset value of the Citizens Value Fund.

3

SENTINEL RESPONSIBLE INVESTING (SRI) CORE OPPORTUNITIES FUND
Pro-Forma Statement of Operations (unaudited)

	Fiscal Year Ended			Pro-Forma
	June 30, 2007	Fiscal Year Ended		Combined
	Target Fund	June 30, 2007		Sentinel Responsible
	Citizens Core	Target Fund	Pro-Forma	Investing (SRI) Core
	Growth Fund	Citizens Value Fund	Adjustments	Opportunities Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Investment Income
Income:
Dividends	$3,716	$694		$4,410
Interest	566	135		701
Total Income	$4,282	$829		$5,111

Expenses:
Management advisory fees	$1,495	$348	$710 (a)	$2,553
Transfer agent fees (includes
shareholder service fees)	580	118	(155) (b)	543
Custodian fees	12	3	-	15
Distribution fees – Standard
Shares (Class A Shares)	636	107	180 (c)	923
Distribution fees –
Administrative Shares	4	-	(4) (d)	-
Shareholder service fees
(included in Transfer agent fees)*	650	21	(671) (b)	-
Administrative fees (included in
Fund Accounting fees)*	449	75	(524) (b)	-
Registration and filing fees	41	30	(32) (b)	39
Trustee’s (Director’s) fees	51	10	(35) (b)	26
Fund Accounting fees (includes
Administrative fees)	117	22	(1) (b)	138
Other expenses (Audit, Legal,
Printing, etc.)	188	36	(122) (b)	102
Total Expenses	$4,223	$770	$(654)	$4,339
Expense Reimbursement	-	(154)	154 (e)	-
Net Expenses	$4,223	$616	$(500)	$4,339

Net Investment Income	$59	$213	$500	$772

Net Realized and Unrealized
Gain on Investments
Realized gain on investments	$22,954	$4,567		$27,521
Change in unrealized appreciation
of investments	9,444	4,600		14,044
Net Realized and Unrealized
Gain on Investments	$32,398	$9,167		$41,565

Change in Net Assets resulting
from Operations	$32,457	$9,380	$500	$42,337

4

*	Shareholder services fees and Administrative fees are included in the Transfer Agent fees and Fund Accounting fees, respectively, of the Sentinel Responsible Investing (SRI) Core Opportunities Fund.
(a)	Management fee based upon contract in effect for the Sentinel Responsible Investing (SRI) Core Opportunities Fund.
(b)	Decrease due to the elimination of duplicative expenses by merging funds.
(c)	Distribution fees based upon contract in effect for the Sentinel Responsible Investing (SRI) Core Opportunities Fund.
(d)	Administrative Shares are converted to Class ~~A~~I Shares of the Sentinel Responsible Investing (SRI) Core Opportunities Fund.
(e)	The proposed reorganization and associated increase in net assets makes the need for voluntary or contractual expense reimbursements unnecessary under current provisions.

5

SENTINEL RESPONSIBLE INVESTING (SRI) CORE OPPORTUNITIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

		Actual				Pro-Forma Combined
		Citizens				Sentinel Responsible
		Core		Actual		Investing (SRI) Core
	Pro-Forma	Growth Fund		Citizens Value Fund		Opportunities Fund
	Combined		Market		Market		Market
	% of Net	Shares/	Value	Shares/	Value	Shares/	Value
	Assets	Par	(000’s)	Par	(000’s)	Par	(000’s)
Common Stocks	99.6%
Air Freight	1.8%
FedEx Corp.		49,500	$5,493	11,116	$1,234	60,616	$6,727

Apparel Manufacturers	1.7%
Liz Claiborne, Inc.				24,200	902	24,200	902
NIKE, Inc., Class B		60,600	3,532	14,028	818	74,628	4,350
VF Corp.				9,430	864	9,430	864
			3,532		2,584		6,116
Auto Manufacturing	0.2%
Toyota Motor Corp. ADR				5,970	752	5,970	752

Banks	6.0%
Banco Santander Central
Hispano SA ADR		198,000	3,639			198,000	3,639
Bank of America Corp.				18,511	904	18,511	904
Huntington Bancshares, Inc.				33,800	769	33,800	769
ICICI Bank Ltd. ADR		83,400	4,099			83,400	4,099
KeyCorp				15,600	536	15,600	536
UBS AG ADR		99,900	5,995			99,900	5,995
Wells Fargo & Co.		164,000	5,768			164,000	5,768
			19,501		2,209		21,710
Biotechnology	1.3%
Roche Holding AG ADR		54,300	4,816			54,300	4,816

Chemicals	3.3%
Amgen, Inc. (a)		65,900	3,644	17,900	990	83,800	4,634
Praxair, Inc.		90,975	6,549	13,142	946	104,117	7,495
			10,193		1,936		12,129
Computers	9.5%
Apple, Inc. (a)		42,500	5,187			42,500	5,187
Corning, Inc. (a)		193,700	4,949	37,188	950	230,888	5,899
Google, Inc., Class A (a)		7,800	4,082			7,800	4,082
Hewlett-Packard Co.		114,000	5,087	20,917	933	134,917	6,020
Intel Corp.				40,113	953	40,113	953
International Business Machines Corp.				10,350	1,090	10,350	1,090
Microsoft Corp. (a)		143,400	4,226	22,024	649	165,424	4,875
Oracle Corp. (a)		283,100	5,580	49,603	978	332,703	6,558
			29,111		5,553		34,664
Consumer Products	0.3%
Kimberly-Clark Corp.				14,353	960	14,353	960

Electrical Equipment	1.4%
Emerson Electric Co.		95,800	4,483	13,306	623	109,106	5,106

6

SENTINEL RESPONSIBLE INVESTING (SRI) CORE OPPORTUNITIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

		Actual				Pro-Forma Combined
		Citizens				Sentinel Responsible
		Core		Actual		Investing (SRI) Core
	Pro-Forma	Growth Fund		Citizens Value Fund		Opportunities Fund
	Combined		Market		Market		Market
	% of Net	Shares/	Value	Shares/	Value	Shares/	Value
	Assets	Par	(000’s)	Par	(000’s)	Par	(000’s)
Electronics	5.5%
Cisco Systems, Inc. (a)		165,000	4,595	29,487	821	194,487	5,416
Garmin, Ltd.		44,000	3,255			44,000	3,255
International Rectifier Corp. (a)				17,350	646	17,350	646
MEMC Electronic Materials, Inc. (a)				13,207	$807	13,207	$807
NVIDIA Corp. (a)		92,000	$3,801			92,000	3,801
Rockwell Automation, Inc.				11,111	772	11,111	772
Texas Instruments, Inc.				24,580	925	24,580	925
Thermo Fisher Scientific, Inc. (a)		86,300	4,463			86,300	4,463
			16,114		3,971		20,085
Energy & Utilities	12.5%
Allegheny Energy, Inc. (a)		78,500	4,062	15,850	820	94,350	4,882
Baker Hughes, Inc.		60,000	5,048	11,151	938	71,151	5,986
ConocoPhillips		55,875	4,386	28,366	2,227	84,241	6,613
Devon Energy Corp.				8,957	701	8,957	701
GlobalSantaFe Corp.		64,200	4,638	16,600	1,199	80,800	5,837
Silvan Power Co. (a) (b)		24,000	0			24,000	0
The AES Corp. (a)		176,400	3,860			176,400	3,860
Transocean, Inc. (a)		79,875	8,466	13,071	1,385	92,946	9,851
UGI Corp.				36,612	999	36,612	999
Vulcan Power Co., Class A (a) (b)		40,000	0			40,000	0
XTO Energy, Inc.		113,500	6,821			113,500	6,821
			37,281		8,269		45,550
Entertainment	1.1%
The Walt Disney Co.		118,000	4,029			118,000	4,029

Financial – Diversified	5.5%
Capital One Financial Corp.				14,539	1,140	14,539	1,140
JPMorgan Chase & Co.		103,700	5,024	27,226	1,319	130,926	6,343
Lehman Brothers Holdings Inc.		45,100	3,361	11,921	888	57,021	4,249
Merrill Lynch & Co., Inc.		62,300	5,207	10,358	866	72,658	6,073
MetLife, Inc.				10,741	693	10,741	693
Wachovia Corp.				29,064	1,490	29,064	1,490
			13,592		6,396		19,988
Financial Services	2.9%
Franklin Resources, Inc.		39,700	5,259			39,700	5,259
Prudential Financial, Inc.		55,200	5,367			55,200	5,367
			10,626				10,626
Foods	3.5%
Bunge, Ltd.				7,700	651	7,700	651
General Mills, Inc.				12,500	730	12,500	730
Hansen Natural Corp. (a)		58,200	2,501			58,200	2,501
Kellogg Co.				22,174	1,148	22,174	1,148
PepsiCo, Inc.		104,500	6,777	13,387	868	117,887	7,645
			9,278		3,397		12,675
Healthcare	6.7%
Baxter International, Inc.				15,490	873	15,490	873
Becton, Dickinson & Co.		55,800	4,157	12,156	906	67,956	5,063

7

SENTINEL RESPONSIBLE INVESTING (SRI) CORE OPPORTUNITIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

		Actual				Pro-Forma Combined
		Citizens				Sentinel Responsible
		Core		Actual		Investing (SRI) Core
	Pro-Forma	Growth Fund		Citizens Value Fund		Opportunities Fund
	Combined		Market		Market		Market
	% of Net	Shares/	Value	Shares/	Value	Shares/	Value
	Assets	Par	(000’s)	Par	(000’s)	Par	(000’s)
Coventry Health Care, Inc. (a)				11,091	639	11,091	639
C.R. Bard, Inc.		31,712	2,620			31,712	2,620
Hologic, Inc. (a)		49,218	2,722			49,218	2,722
Intuitive Surgical, Inc. (a)		21,269	2,951			21,269	2,951
Johnson & Johnson, Inc.				15,562	959	15,562	959
NBTY, Inc. (a)				20,500	886	20,500	886
Omnicare, Inc.				28,241	$1,018	28,241	$1,018
Pfizer, Inc.				39,914	1,020	39,914	1,020
WellPoint, Inc. (a)		57,400	$4,583	12,859	1,026	70,259	5,609
			17,033		7,327		24,360
Insurance	3.9%
AFLAC, Inc.		79,800	4,102			79,800	4,102
American International Group, Inc.		98,200	6,877	12,902	904	111,102	7,781
The Allstate Corp.				12,881	792	12,881	792
The Chubb Corp.				14,092	763	14,092	763
The Hartford Financial Services
Group, Inc.				7,656	754	7,656	754
			10,979		3,213		14,192
Investment Banking & Brokerage	2.1%
Affiliated Managers Group, Inc. (a)		20,400	2,627			20,400	2,627
The Goldman Sachs Group, Inc.		17,400	3,771	6,040	1,309	23,440	5,080
			6,398		1,309		7,707
Manufacturing	9.5%
3M Co.				9,378	814	9,378	814
Crown Holdings, Inc. (a)		100,000	2,497			100,000	2,497
Danaher Corp.		67,000	5,059			67,000	5,059
Eagle Materials, Inc.				16,089	789	16,089	789
General Cable Corp. (a)		40,000	3,030			40,000	3,030
Ingersoll-Rand Co.				15,017	823	15,017	823
Oshkosh Truck Corp.		43,600	2,743			43,600	2,743
Precision Castparts Corp.		55,600	6,748	9,907	1,203	65,507	7,951
Procter & Gamble Co.		111,800	6,841			111,800	6,841
Roper Industries, Inc.		70,100	4,003			70,100	4,003
			30,921		3,629		34,550
Multimedia	1.2%
News Corp., ClassA		27,000	573			27,000	573
News Corp., Class B		166,000	3,808			166,000	3,808
			4,381				4,381
Office Equipment & Supplies	0.9%
CANON, Inc. ADR		55,000	3,225			55,000	3,225

Pharmaceuticals	2.1%
Schering-Plough Corp.		164,700	5,014			164,700	5,014
Sepracor, Inc. (a)		67,289	2,760			67,289	2,760
			7,774				7,774
Railroads	0.2%
Norfolk Southern Corp.				15,899	836	15,899	836

8

SENTINEL RESPONSIBLE INVESTING (SRI) CORE OPPORTUNITIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

		Actual				Pro-Forma Combined
		Citizens				Sentinel Responsible
		Core		Actual		Investing (SRI) Core
	Pro-Forma	Growth Fund		Citizens Value Fund		Opportunities Fund
	Combined		Market		Market		Market
	% of Net	Shares/	Value	Shares/	Value	Shares/	Value
	Assets	Par	(000’s)	Par	(000’s)	Par	(000’s)
Real Estate	1.0%
CB Richard Ellis Group, Inc.,
Class A (a)		82,200	3,000			82,200	3,000
Pulte Homes, Inc.				28,200	633	28,200	633
			3,000		633		3,633
Restaurants	1.6%
McDonalds’s Corp.				18,633	$946	18,633	$946
Starbucks Corp. (a)		188,200	$4,938			188,200	4,938
			4,938		946		5,884
Retail	5.7%
Best Buy & Co., Inc.		66,800	3,118			66,800	3,118
Coach, Inc. (a)		89,000	4,218			89,000	4,218
CVS/Caremark Corp.		163,575	5,962			163,575	5,962
The Home Depot, Inc.				20,200	794	20,200	794
Netflix, Inc. (a)		70,000	1,357			70,000	1,357
Priceline.com, Inc. (a)				10,850	746	10,850	746
SUPERVALU, Inc.				12,000	556	12,000	556
Target Corp.		55,100	3,504	11,082	705	66,182	4,209
			18,159		2,801		20,960
Services	3.5%
Accenture Ltd., Class A		115,100	4,936			115,100	4,936
Cognizant Technology Solutions
Corp. Class A (a)		55,000	4,130			55,000	4,130
Monster Worldwide, Inc. (a)		55,000	2,261			55,000	2,261
Omnicom Group, Inc.				11,000	582	11,000	582
URS Corp. (a)				19,209	933	19,209	933
			11,327		1,515		12,842
Telecommunications	4.7%
AT&T, Inc.		162,625	6,748	32,451	1,347	195,076	8,095
Comcast Corp., Class A (a)		115,000	3,234			115,000	3,234
Motorola, Inc.				65,826	1,165	65,826	1,165
NII Holdings, Inc. (a)		44,200	3,569			44,200	3,569
Sprint Nextel Corp.				52,110	1,079	52,110	1,079
			13,551		3,591		17,142
Repurchase Agreements	1.9%
Fifth Third Bank, Inc.,
4.80%, 07/02/07
(Date of Agreement 06/29/07,
proceeds at maturity $4,767 and
2,207 respectively, collateralized
by Federal National Mortgage
Assoc. security, 5.00%,
07/01/33, market value $4,908
and $2,273 respectively)		4,765,000	4,765	2,206,000	2,206	6,971,000	6,971

Total Investments at Market	101.5%		$304,500		$65,890		$370,390

Total Investments at Cost			$272,592		$55,837		$328,429

9

(a)	Non – Income producing security.
(b)	On June 30, 2007, the Core Growth Fund owned the following restricted securities constituting 0.00% of net assets which may not be publicly sold without registration under the Securities Act of 1933. These securities are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trust’s Board of Trustees. Additional information on the securities is as follows:

     Vulcan Power Co., Class A
     Acquisition Date: March3, 1995
     Cost: $300
     Unit Cost: $7.50
     Value: $0

     Silvan Power Co.
     Acquisition Date: July 27, 2004
     Cost: $0
     Unit Cost: $0
     Value: $0

     ADR – American Depository Receipt

10

Notes to Pro-Forma Financial Statements

1. BASIS OF COMBINATION: The unaudited Pro-Forma Statement of Assets and Liabilities, Pro-Forma Statement of Operations and Pro-Forma Schedule of Investments give effect to the proposed reorganization of the Citizens Core Growth Fund (“Core Growth Fund”) and the Citizens Value Fund (“Value Fund”) into the Sentinel Responsible Investing (SRI) Core Opportunities Fund (“Core Opportunities Fund”). The proposed reorganization will be accounted for by the method of accounting for tax-free reorganizations of investment companies. The reorganization provides for the transfer of the assets of the Citizens Core Growth Fund and the Citizens Value Fund into the Sentinel Responsible Investing (SRI) Core Opportunities Fund. Sentinel Responsible Investing (SRI) Core Opportunities Fund will be the legal survivor and Citizens ~~Value~~Core Growth Fund will be the accounting survivor of the reorganization.

The pro-forma combined statements should be read in conjunction with the historical financial statements of the Core Growth and Value Funds and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14 which includes the Core Opportunities Fund. The Core Growth Fund, Value Fund and Core Opportunities Fund are open-end management investment companies registered under the Investment Company Act of 1940, as amended.

2. PRO-FORMA ADJUSTMENTS: Statement specific pro-forma adjustments are listed at the end of each Pro- Forma Statement or Schedule.

3. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the acquirer, Core Opportunities Fund, which are in conformity with accounting principles generally accepted in the United States of America.

A. USE OF ESTIMATES–The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

B. SECURITY VALUATION–Equity securities that are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when deemed appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is used for valuation purposes. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ board. The board has delegated this responsibility to a pricing committee, subject to its review and supervision. Short-term securities maturing in 60 days or less are valued at cost plus accrued interest earned, which approximates market value. Money market securities are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

C. SECURITY TRANSACTIONS AND RELATED INCOME–Securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include:

(1) when trades occur on a day that happens to coincide with the end of a quarterly financial reporting period; or
(2) on occasion, if Sentinel Administrative Services, Inc., the Funds’ administrator, believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

11

Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income.

D. EXPENSES–Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets. Other common expenses of Sentinel Group Funds, Inc. are allocated among the Funds on the basis of relative daily net assets.

E. CLASSES–Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

F. DIVIDENDS AND DISTRIBUTIONS–The Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, and the reclassification of net investment losses to paid-in-capital.

G. PORTFOLIO RE-POSITIONING – The Reorganization will not require the Core Growth Fund or Value Fund to dispose of a material portion of its portfolio securities prior to the Reorganization due to non-conformance of those securities with the investment objectives, policies or limitations of the Core Opportunities Fund, nor will the Reorganization require the Core Growth Fund or Value Fund to sell acquired portfolio securities, other than in the ordinary course of business, in order to rebalance its portfolio to comply with the prospectus limitations of the Core Opportunities Fund. The Core Opportunities Fund may experience temporary increased portfolio turnover as a result of re-positioning of the portfolio of securities it receives in the Reorganization, which may result in the realization of capital gains or losses that would affect the amount distributed as income to shareholders. However, we cannot be certain of the impact of such re-positioning nor do we expect that such re-positioning would affect a material percentage of the portfolio. In addition, the Core Opportunities Fund will be subject to certain restrictions regarding the sale of portfolio securities it receives from the Core Growth Fund and Value Fund for a limited period of time in connection with the Reorganization being classified as tax-free for U.S. federal income tax purposes.

12

SENTINEL RESPONSIBLE INVESTING (SRI) EMERGING COMPANIES FUND
Pro-Forma Statement of Assets & Liabilities (unaudited)

				Pro-Forma
	Annual 06/30/07	Annual 06/30/07		Combined
	Target Fund	Target Fund		Sentinel Responsible
	Citizens Small Cap	Citizens Emerging	Pro-Forma	Investing (SRI) Emerging
	Core Growth Fund	Growth Fund	Adjustments	Companies Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Assets
Investments at value	$41,475	$181,564		$223,039
Receivable for securities sold	934	2,128		3,062
Receivable for fund shares sold	12	57		69
Receivable for dividends	8	55		63
Other Assets net of liabilities	6	15		21
Total Assets	$42,435	$183,819		$226,254

Liabilities
Payable for securities purchased	$523	$1,256		$1,779
Payable for fund shares repurchased	33	70		103
Accrued expenses	12	56		68
Management fee payable	9	76		85
Distribution fee payable	4	19		23
Administrative fee payable	2	11		13
Transfer agent fee payable	21	97		118
Shareholder service fee payable	1	4		5
Total Liabilities	$605	$1,589		$2,194

Net Assets Applicable to All
Outstanding Shares	$41,830	$182,230		$224,060

Standard Shares
(Class A Shares)
Net Assets Applicable to
Standard Shares /
(Class A Shares)	$41,830	$177,515	~~$4,200 (a)~~-	$~~223,545~~219,345
Shares Outstanding	3,023	9,555	(~~546~~772) (b)	~~12,032~~11,806

Net Asset Value per Share	$13.84*	$18.58*	-	$18.58*

Administrative Shares
Net Assets Applicable to
Administrative Shares	-	$4,200	$(4,200) (a)	-
Shares Outstanding	-	220	(220) (b)	-

Net Asset Value per Share	-	$19.06*	-	-

13

SENTINEL RESPONSIBLE INVESTING (SRI) EMERGING COMPANIES FUND
Pro-Forma Statement of Assets & Liabilities (unaudited)

Pro-Forma
	Annual 06/30/07	Annual 06/30/07		Combined
	Target Fund	Target Fund		Sentinel Responsible
	Citizens Small Cap	Citizens Emerging	Pro-Forma	Investing (SRI) Emerging
	Core Growth Fund	Growth Fund	Adjustments	Companies Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Institutional Shares
(Class I Shares)
Net Assets Applicable to
Institutional Shares /
(Class I Shares)	-	$515	-$4,200 (a)	$~~515~~4,715
Shares Outstanding	-	26	~~-~~ 216 (b)	~~26~~242
Net Asset Value per Share	-	$19.48*	-	$19.48*

*	The calculated Net Asset Value per Share is rounded to reflect the actual Net Asset Value per Share.
(a)	Administrative Shares merge into Class ~~A~~I Shares.
(b)	The Pro-Forma Combined Statement of Assets and Liabilities assume the issuance of additional shares of the Sentinel Responsible Investing (SRI) Emerging Companies Fund as if the reorganization had taken place on June 30, 2007 and is based on the net asset value of the Citizens Emerging Growth Fund.

14

SENTINEL RESPONSIBLE INVESTING (SRI) EMERGING COMPANIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

	Actual	Actual
	Fiscal Year Ended	Fiscal Year Ended		Combined
	June 30, 2007	June 30, 2007		Pro-Forma
	Target Fund	Target Fund		Sentinel Responsible
	Citizens Small Cap	Citizens Emerging	Pro-Forma	Investing (SRI) Emerging
	Core Growth Fund	Growth Fund	Adjustments	Companies Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Investment Income
Income:
Dividends	$198	$1,679		$1,877
Interest	93	357		450
Total Income	$291	$2,036		$2,327

Expenses:
Management advisory fees	$193	$1,757	$(381) (a)	$1,569
Transfer agent fees (includes
shareholder service fees)	112	467	(160) (b)	419
Custodian fees	3	6	-	9
Distribution fees – Standard
Shares (Class A Shares)	96	426	149 (c)	671
Distribution fees –
Administrative Shares	-	12	(12) (d)	-
Shareholder service fees
(included in Transfer agent
fees)*	21	102	(123) (b)	-
Administrative fees (included in
Fund Accounting fees)*	58	263	(321) (b)	-
Registration and filing fees	16	36	(19) (b)	33
Trustees’ (Directors’) fees	7	31	(11) (b)	27
Fund Accounting fees (includes
Administrative fees)	18	70	(3) (b)	85
Other expenses (Audit, Legal,
Printing, etc.)	25	116	(55) (b)	86
Total Expenses	$549	$3,286	$(936)	$2,899
Expense Reimbursement	-	-	-	-
Net Expenses	$549	$3,286	$(936)	$2,899

Net Investment Income (Loss)	$(258)	$(1,250)	$936	$(572)

Net Realized and Unrealized
Gain on Investments
Realized gain on
investments	$2,560	$18,114		$20,674
Change in unrealized
appreciation
of investments	3,015	5,260		8,275
Net Realized and Unrealized
Gain on Investments	$5,575	$23,374		$28,949

15

SENTINEL RESPONSIBLE INVESTING (SRI) EMERGING COMPANIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

	Actual	Actual
	Fiscal Year Ended	Fiscal Year Ended		Combined
	June 30, 2007	June 30, 2007		Pro-Forma
	Target Fund	Target Fund		Sentinel Responsible
	Citizens Small Cap	Citizens Emerging	Pro-Forma	Investing (SRI) Emerging
	Core Growth Fund	Growth Fund	Adjustments	Companies Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Change in Net Assets resulting
from Operations	$5,317	$22,124	$936	$28,377

*	Shareholder services fees and Administrative fees are included in the Transfer Agent fees and Fund Accounting fees, respectively, of the Sentinel Responsible Investing (SRI) Emerging Companies Fund.
(a)	Management fee based upon contract in effect for the Sentinel Responsible Investing (SRI) Emerging Companies Fund.
(b)	Decrease due to the elimination of duplicative expenses by merging funds.
(c)	Distribution fees based upon contract in effect for the Sentinel Responsible Investing (SRI) Emerging Companies Fund.
(d)	Administrative Shares are converted to Class ~~A~~I Shares of the Sentinel Emerging Companies Fund.

16

SENTINEL RESPONSIBLE INVESTING (SRI) EMERGING COMPANIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (unaudited)

						Combined Pro-Forma
						Sentinel Responsible
		Citizens Small Cap		Citizens Emerging		Investing (SRI) Emerging
	Pro-Forma	Core Growth Fund		Growth Fund		Companies Fund
	Combined		Market		Market
	% of Net	Shares/	Value	Shares/	Value	Shares/	Market Value
	Assets	Par	(000’s)	Par	(000’s)	Par	(000’s)
Common Stocks	96.9%

Apparel Manufacturers	3.6%
Crocs, Inc. (a)		15,000	$645	70,000	$3,012	85,000	$3,657
Deckers Outdoor Corp. (a)		13,000	1,312			13,000	1,312
Gildan Activewear, Inc. (a)				90,000	3,086	90,000	3,086
			1,957		6,098		8,055
Banks	0.1%
Pinnacle Financial Partners, Inc. (a)		7,000	206			7,000	206

Biotechnology	1.7%
American Oriental
Bioengineering, Inc. (a)		45,000	400			45,000	400
Gilead Sciences, Inc. (a)				80,400	3,117	80,400	3,117
Myriad Genetics, Inc. (a)		10,000	372			10,000	372
			772		3,117		3,889
Broadcasting	0.2%
Lin TV Corp., Class A (a)		26,000	489			26,000	489

Computers	5.5%
Akamai Technologies, Inc. (a)				45,000	2,189	45,000	2,189
American Reprographics Co. (a)		18,000	554			18,000	554
ANSYS, Inc. (a)		20,000	530			20,000	530
Concur Technologies, Inc. (a)		27,000	617			27,000	617
Corning, Inc. (a)				75,360	1,925	75,360	1,925
Mentor Graphics Corp. (a)		25,000	329			25,000	329
NIC, Inc.		70,000	479			70,000	479
SanDisk Corp. (a)				50,000	2,447	50,000	2,447
Sykes Enterprises, Inc. (a)		31,500	598			31,500	598
VeriFone Holdings, Inc. (a)		15,000	529	60,000	2,115	75,000	2,644
			3,636		8,676		12,312
Consumer Products	2.3%
Energizer Holdings, Inc. (a)				25,000	2,490	25,000	2,490
Newell Rubbermaid, Inc.				90,000	2,649	90,000	2,649
					5,139		5,139
Electrical Equipment	1.4%
Genlyte Group (a)		8,500	668			8,500	668
WESCO International, Inc. (a)				40,000	2,418	40,000	2,418
			668		2,418		3,086
Electronics	5.9%
Broadcom Corp., Class A (a)				60,000	1,755	60,000	1,755
Diodes, Inc. (a)		16,000	668			16,000	668
Lam Research Corp. (a)				51,000	2,621	51,000	2,621
MEMC Electronic Materials, Inc. (a)				70,000	4,278	70,000	4,278
PerkinElmer, Inc.				75,000	1,955	75,000	1,955

17

SENTINEL RESPONSIBLE INVESTING (SRI) EMERGING COMPANIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (unaudited)

						Combined Pro-Forma
						Sentinel Responsible
		Citizens Small Cap		Citizens Emerging		Investing (SRI) Emerging
	Pro-Forma	Core Growth Fund		Growth Fund		Companies Fund
	Combined		Market		Market
	% of Net	Shares/	Value	Shares/	Value	Shares/	Market Value
	Assets	Par	(000’s)	Par	(000’s)	Par	(000’s)
SiRF Technology Holdings, Inc. (a)		16,000	332			16,000	332
Tessera Technologies, Inc. (a)				40,000	1,622	40,000	1,622
			$1,000		$12,231		$13,231
Energy & Utilities	11.3%
Airgas, Inc.		11,500	551	40,000	1,916	51,500	2,467
Allegheny Energy, Inc. (a)				50,000	2,587	50,000	2,587
Atwood Oceanics, Inc. (a)		6,000	412			6,000	412
Core Laboratories N.V. (a)		11,000	1,119	21,000	2,135	32,000	3,254
Dresser-Rand Group, Inc. (a)		14,000	553	60,000	2,370	74,000	2,923
EOG Resources, Inc.				46,400	3,390	46,400	3,390
Holly Corp.		13,000	964			13,000	964
Noble Energy, Inc.				25,000	1,560	25,000	1,560
Petterson-UTI Energy, Inc.				85,200	2,233	85,200	2,233
The AES Corp. (a)				65,000	1,422	65,000	1,422
Transocean, Inc. (a)				37,700	3,996	37,700	3,996
			3,599		21,609		25,208
Financial Services	3.8%
Advanta Corp., Class B		15,000	467			15,000	467
CME Group, Inc.				5,406	2,889	5,406	2,889
IntercontinentalExchange, Inc. (a)				12,000	1,774	12,000	1,774
T. Rowe Price Group, Inc.				66,110	3,430	66,110	3,430
			467		8,093		8,560
Foods	1.3%
Campbell Soup Co.				60,000	2,329	60,000	2,329
Spartan Stores, Inc.		18,500	609			18,500	609
			609		2,329		2,938
Healthcare	9.4%
Allscripts Healthcare Solutions, Inc. (a)		19,000	484			19,000	484
American Medical Systems
Holdings, Inc. (a)		14,000	253			14,000	253
Arena Pharmaceuticals, Inc. (a)		20,000	220			20,000	220
Bio-Reference Laboratories, Inc. (a)		16,000	438			16,000	438
C.R. Bard, Inc.				30,000	2,479	30,000	2,479
Healthways, Inc. (a)		7,000	332			7,000	332
Integra LifeSciences Holdings Corp. (a)		9,500	469			9,500	469
Intuitive Surgical, Inc. (a)				17,650	2,449	17,650	2,449
Kyphon, Inc. (a)		8,500	409	37,000	1,782	45,500	2,191
Laboratory Corp. of America Holdings (a)				40,000	3,130	40,000	3,130
Natus Medical, Inc. (a)		25,000	398			25,000	398
Omnicell, Inc. (a)		15,000	312			15,000	312
PDL BioPharma, Inc. (a)		14,000	326	50,000	1,165	64,000	1,491
Psychiatric Solutions, Inc. (a)		13,000	471	60,000	2,176	73,000	2,647
Quality Systems, Inc.		13,000	494			13,000	494

18

SENTINEL RESPONSIBLE INVESTING (SRI) EMERGING COMPANIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (unaudited)

						Combined Pro-Forma
						Sentinel Responsible
		Citizens Small Cap		Citizens Emerging		Investing (SRI) Emerging
	Pro-Forma	Core Growth Fund		Growth Fund		Companies Fund
	Combined		Market		Market
	% of Net	Shares/	Value	Shares/	Value	Shares/	Market Value
	Assets	Par	(000’s)	Par	(000’s)	Par	(000’s)
Sirona Dental Systems, Inc. (a)		12,000	$454			12,000	$454
St. Jude Medical, Inc. (a)				55,000	$2,282	55,000	2,282
Ventana Medical Systems, Inc. (a)		8,000	617			8,000	617
			5,677		15,463		21,140
Hotels & Motels	0.7%
Hilton Hotels Corp.				50,000	1,674	50,000	1,674

Insurance	0.2%
Tower Group, Inc.		12,000	$383			12,000	$383

Investment Banking & Brokerage	2.4%
Affiliated Managers Group, Inc. (a)		6,000	773	15,000	$1,931	21,000	2,704
A.G. Edwards, Inc.				20,000	1,691	20,000	1,691
Investment Technology Group, Inc. (a)		10,000	433			10,000	433
Knight Capital Group, Inc., Class A (a)		28,000	465			28,000	465
			1,671		3,622		5,293
Manufacturing	13.2%
Apogee Enterprises, Inc.		20,000	556			20,000	556
Baldor Electric Co.		13,000	641			13,000	641
Barnes Group, Inc.		17,500	554			17,500	554
BE Aerospace, Inc. (a)		21,000	867	50,000	2,065	71,000	2,932
Century Aluminum Co. (a)		8,500	464			8,500	464
Commercial Metals Co.				40,000	1,351	40,000	1,351
Cummins, Inc.				40,000	4,047	40,000	4,047
Eagle Materials, Inc.		11,500	564	41,500	2,036	53,000	2,600
Gardner Denver, Inc. (a)		11,500	489			11,500	489
Itron, Inc. (a)		8,500	662			8,500	662
Lennox International, Inc.				70,000	2,396	70,000	2,396
National-Oilwell Varco, Inc.				27,000	2,814	27,000	2,814
Oshkosh Truck Corp.		11,000	692	58,568	3,685	69,568	4,377
Roper Industries, Inc.		10,500	600	45,000	2,570	55,500	3,170
Silgan Holdings, Inc.		10,000	553			10,000	553
Terex Corp. (a)				25,000	2,033	25,000	2,033
			6,642		22,997		29,639
Mining	0.5%
Yamana Gold, Inc.				110,000	1,223	110,000	1,223

Multimedia	0.6%
Sinclair Broadcast Group, Inc., Class A				90,000	1,280	90,000	1,280

Pharmaceuticals	2.9%
McKesson Corp.				31,000	1,849	31,000	1,849

19

SENTINEL RESPONSIBLE INVESTING (SRI) EMERGING COMPANIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (unaudited)

						Combined Pro-Forma
						Sentinel Responsible
		Citizens Small Cap		Citizens Emerging		Investing (SRI) Emerging
	Pro-Forma	Core Growth Fund		Growth Fund		Companies Fund
	Combined		Market		Market
	% of Net	Shares/	Value	Shares/	Value	Shares/	Market Value
	Assets	Par	(000’s)	Par	(000’s)	Par	(000’s)
Pharmaceutical Product
Development, Inc.				60,000	2,296	60,000	2,296
Pharmion Corp. (a)		10,000	290			10,000	290
Progenics Pharmaceuticals, Inc. (a)		13,500	291			13,500	291
Sepracor, Inc. (a)				38,000	1,559	38,000	1,559
Viro Pharma, Inc. (a)		20,000	276			20,000	276
			857		5,704		6,561
Real Estate	1.8%
CB Richard Ellis Group, Inc.,
Class A (a)				110,000	4,015	110,000	4,015

Restaurants	1.9%
AFC Enterprises, Inc. (a)		25,000	$432			25,000	$432
Burger King Holdings, Inc.				60,000	$1,580	60,000	1,580
Jack in the Box, Inc. (a)		7,000	497	25,000	1,774	32,000	2,271
			929		3,354		4,283
Retail	9.5%
Casual Male Retail Group, Inc. (a)		45,000	455			45,000	455
Chico’s FAS, Inc. (a)				70,000	1,704	70,000	1,704
Coach, Inc. (a)				58,000	2,749	58,000	2,749
Guitar Center, Inc. (a)		7,500	449			7,500	449
J.C. Penney Co., Inc.				24,000	1,737	24,000	1,737
Monro Muffler Brake, Inc.		12,000	449			12,000	449
Nordstrom, Inc.				48,012	2,454	48,012	2,454
Polo Ralph Lauren				40,000	3,924	40,000	3,924
Priceline.com, Inc. (a)		12,000	824	20,000	1,375	32,000	2,199
The Children’s Place Retail
Stores, Inc. (a)		7,500	387			7,500	387
The Men’s Wearhouse, Inc.				44,000	2,247	44,000	2,247
Urban Outfitters, Inc. (a)				100,000	2,403	100,000	2,403
Whole Foods Market, Inc.				5,900	226	5,900	226
			2,564		18,819		21,383
Services	10.1%
Bankrate, Inc. (a)		13,000	623			13,000	623
CheckFree Corp. (a)				60,000	2,412	60,000	2,412
Cognizant Technology Solutions
Corp., Class A (a)				40,000	3,004	40,000	3,004
Expeditors International of
Washington, Inc.				63,200	2,610	63,200	2,610
First Cash Financial Services, Inc. (a)		20,000	469			20,000	469
Fluor Corp.				9,000	1,002	9,000	1,002
Forrester Research, Inc. (a)		14,000	394			14,000	394
LIFE TIME FITNESS, Inc. (a)		12,000	639			12,000	639
LKQ Corp. (a)		19,000	469			19,000	469
Macrovision Corp. (a)				80,000	2,405	80,000	2,405
Mobile Mini, Inc. (a)		20,000	584			20,000	584

20

SENTINEL RESPONSIBLE INVESTING (SRI) EMERGING COMPANIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (unaudited)

						Combined Pro-Forma
						Sentinel Responsible
		Citizens Small Cap		Citizens Emerging		Investing (SRI) Emerging
	Pro-Forma	Core Growth Fund		Growth Fund		Companies Fund
	Combined		Market		Market
	% of Net	Shares/	Value	Shares/	Value	Shares/	Market Value
	Assets	Par	(000’s)	Par	(000’s)	Par	(000’s)
Monster Worldwide, Inc. (a)				45,000	1,850	45,000	1,850
Nalco Holding Co.				65,000	1,784	65,000	1,784
Pool Corp.		14,000	546	63,500	2,478	77,500	3,024
Portfolio Recovery Associates, Inc.		11,000	660			11,000	660
The Knot, Inc. (a)		15,000	303			15,000	303
TheStreet.com, Inc.		38,000	413			38,000	413
			5,100		17,545		22,645
Telecommunications	5.1%
Atheros Communications, Inc. (a)		15,500	478			15,500	478
CommScope, Inc. (a)		9,000	525	56,000	3,267	65,000	3,792
NICE Systems Ltd. ADR (a)		25,000	869			25,000	869
NII Holdings, Inc. (a)				22,500	1,817	22,500	1,817
Polycom, Inc. (a)				75,000	2,520	75,000	2,520
Time Warner Telecom, Inc.,
Class A (a)				95,000	$1,910	95,000	$1,910
			$1,872		9,514		11,386
Transportation	1.5%
American Commercial Lines, Inc. (a)				45,000	1,172	45,000	1,172
Canadian Pacific Railway, Ltd.				25,000	1,721	25,000	1,721
Hub Group, Inc., Class A (a)		12,500	440			12,500	440
			440		2,893		3,333
Repurchase Agreements	2.6%
Fifth Third Bank, Inc.,
4.80%, 07/02/07
(Date of Agreement 06/29/07,
proceeds at maturity $3,753 and
1,937 respectively, collateralized
by Federal National Mortgage
Assoc. security, 5.00%,
07/01/33, market value $3,864
and $1,995 respectively)		1,937,000	1,937	3,751,000	3,751	5,688,000	5,688

Total Investments at Market	99.5%		$41,475		$181,564		$223,039

Total Investments at Cost			$31,981		$133,730		$165,711

(a) Non – Income producing security.

ADR – American Depository Receipt

21

Notes to Pro-Forma Financial Statements

1. BASIS OF COMBINATION: The unaudited Pro-Forma Statement of Assets and Liabilities, Pro-Forma Statement of Operations and Pro-Forma Schedule of Investments give effect to the proposed reorganization of the Citizens Small Cap Core Growth Fund (“Small Cap Core Fund”) and the Citizens Emerging Growth Fund (“Emerging Growth Fund”) into the Sentinel Responsible Investing (SRI) Emerging Companies Fund (“Emerging Companies Fund”). The proposed reorganization will be accounted for by the method of accounting for tax-free reorganizations of investment companies. The reorganization provide for the transfer of the assets of the Citizens Small Cap Core Fund and the Citizens Emerging Growth Fund into the Sentinel Responsible Investing (SRI) Emerging Companies Fund. Sentinel Responsible Investing (SRI) Emerging Companies Fund will be the legal survivor and Citizens Emerging Growth Fund will be the accounting survivor of the reorganization.

The pro-forma combined statements should be read in conjunction with the historical financial statements of the Small Cap Core and Emerging Growth Funds and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14 which include the Emerging Companies Fund. The Small Cap Core Fund, Emerging Growth Fund and Emerging Companies Fund are open-end management investment companies registered under the Investment Company Act of 1940, as amended.

2. PRO-FORMA ADJUSTMENTS: Statement specific pro-forma adjustments are listed at the end of each Pro- Forma Statement or Schedule.

3. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the acquirer, Emerging Companies Fund, which are in conformity with accounting principles generally accepted in the United States of America.

A. USE OF ESTIMATES–The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

B. SECURITY VALUATION–Equity securities that are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when deemed appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is used for valuation purposes. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Fund’s board. The board has delegated this responsibility to a pricing committee, subject to its review and supervision. Short-term securities maturing in 60 days or less are valued at cost plus accrued interest earned, which approximates market value. Money market securities are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

C. SECURITY TRANSACTIONS AND RELATED INCOME–Securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include:

(1) when trades occur on a day that happens to coincide with the end of a quarterly financial reporting period; or
(2) on occasion, if Sentinel Administrative Services, Inc., the Fund’s administrator, believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

22

Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income.

D. EXPENSES–Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets. Other common expenses of Sentinel Group Funds, Inc. are allocated among the Funds on the basis of relative daily net assets.

E. CLASSES–Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

F. DIVIDENDS AND DISTRIBUTIONS–The Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, and the reclassification of net investment losses to paid-in-capital.

G. PORTFOLIO RE-POSITIONING – The Reorganization will not require the Small Cap Core Fund or Emerging Growth Fund to dispose of a material portion of its portfolio securities prior to the Reorganization due to non-conformance of those securities with the investment objectives, policies or limitations of the Emerging Companies Fund, nor will the Reorganization require the Small Cap Core Fund or Emerging Growth Fund to sell acquired portfolio securities, other than in the ordinary course of business, in order to rebalance its portfolio to comply with the prospectus limitations of the Emerging Companies Fund. The Emerging Companies Fund may experience temporary increased portfolio turnover as a result of re-positioning of the portfolio of securities it receives in the Reorganization, which may result in the realization of capital gains or losses that would affect the amount distributed as income to shareholders. However, we cannot be certain of the impact of such re-positioning nor do we expect that such re-positioning would affect a material percentage of the portfolio. In addition, the Emerging Companies Fund will be subject to certain restrictions regarding the sale of portfolio securities it receives from the Small Cap Core Fund and Emerging Growth Fund for a limited period of time in connection with the Reorganization being classified as tax-free for U.S. federal income tax purposes.

23

SENTINEL INTERNATIONAL EQUITY FUND
Pro-Forma Statement of Assets & Liabilities (unaudited)

				Pro-Forma
	Annual 06/30/07	Annual 06/30/07		Combined
	Target Fund	Acquiring Fund		Sentinel
	Citizens Global	Sentinel International	Pro-Forma	International
	Equity Fund	Equity Fund	Adjustments	Equity Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Assets
Investments at value	$84,498	$~~185,679~~226,993	$(32,334) (a)	$~~270,177~~279,157
Cash and cash equivalents	-	541	32,334 (a)	~~541~~32,875
Foreign currency	24	-		24
Receivable for securities sold	24	799		823
Receivable for tax reclaims	23	71		94
Receivable for fund shares sold	5	239		244
Receivable for dividends	208	511		719
Receivable for securities lending	-	34		34
Prepaid Expenses	12	-		12
Total Assets	$84,794	$~~187,874~~229,188	-	$~~272,668~~313,982

Liabilities
Collateral on securities loaned	-	$41,314		$41,314
Payable for securities purchased	$1,304	~~$~~667		~~$~~1,971
Payable for fund shares
repurchased	241	67		308
Accrued expenses	31	57		88
Management fee payable	34	101		135
Distribution fee payable	9	56		65
Administrative fee payable	5	14		19
Transfer agent fee payable	45	48		93
Total Liabilities	$1,669	$~~1,010~~42,324		$~~2,679~~43,993

Net Assets Applicable to All
Outstanding Shares	$83,125	$186,864		$269,989

Standard Shares
(Class A Shares)
Net Assets Applicable to
Standard Shares /
(Class A Shares)	$81,750	$167,497	~~$961 (ab)~~	$~~250,208~~249,247
Shares Outstanding	3,814	7,492	(~~114~~158) (~~b~~c)	~~11,192~~11,148

Net Asset Value per Share	$21.43*	$22.36*	-	$22.36*

Administrative Shares
Net Assets Applicable to
Administrative Shares	$961	-	$(961) (~~a~~b)	-
Shares Outstanding	44	-	(44) (~~b~~c)	-

Net Asset Value per Share	$21.88*	-	-	-

24

SENTINEL INTERNATIONAL EQUITY FUND
Pro-Forma Statement of Assets & Liabilities (unaudited)

				Pro-Forma
	Annual 06/30/07	Annual 06/30/07		Combined
	Target Fund	Acquiring Fund		Sentinel
	Citizens Global	Sentinel International	Pro-Forma	International
	Equity Fund	Equity Fund	Adjustments	Equity Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Class B Shares
Net Assets Applicable to
Class B Shares	-	$12,068	-	$12,068
Shares Outstanding	-	554	-	544

Net Asset Value per Share	-	$21.77*	-	$21.77*
Class C Shares
Net Assets Applicable to
Class C Shares	-	$7,299	-	$7,299
Shares Outstanding	-	334	-	334

Net Asset Value per Share	-	$21.87*	-	$21.87*

Institutional Shares
(Class I Shares)
Net Assets Applicable to
Institutional Shares /
(Class I Shares)	$414	-	-$961 (b)	$~~414~~1,375
Shares Outstanding	18	-	~~-~~ 43 (c)	~~18~~61
Net Asset Value per Share	$22.42*	-	-	$22.42*

*	The calculated Net Asset Value per Share is rounded to reflect the Net Asset Value per Share.
(a)	The reorganization will require the Citizens Global Equity Fund to dispose of a material portion of its portfolio securities prior to the reorganization due to non-conformance of those securities with the investment objectives, policies and limitations of the Sentinel International Equity Fund. This pro forma assumes that the Citizens Global Equity Fund will dispose of all U.S. securities even though the Sentinel International Equity Fund may own a limited percentage of U.S. securities meeting certain requirements.
(b)	Administrative Shares merge into Class ~~A~~I Shares.
(~~b~~c)	The Pro-Forma Combined Statement of Assets and Liabilities assumes the issuance of additional shares of the Sentinel International Equity Fund as if the reorganization had taken place on June 30, 2007 and is based on the net asset value of the Sentinel International Equity Fund.

25

SENTINEL INTERNATIONAL EQUITY FUND
Pro-Forma Statement of Operations (unaudited)

	Fiscal Year Ended	Fiscal Year Ended		Pro-Forma
	June 30, 2007	June 30, 2007		Combined
	Target Fund	Acquiring Fund		Sentinel
	Citizens Global	Sentinel International	Pro-Forma	International
	Equity Fund	Equity Fund	Adjustments	Equity Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Investment Income
Income:
Dividends	$1,566	$3,934		$5,500
Interest	176	131		307
Securities Lending	-	148		148
Total Income	$1,742	$4,213		$5,955

Expenses:
Management advisory fees	$815	$1,186	$(111) (a)	$1,890
Transfer agent fees (includes
Shareholder service fees)	255	404	(75) (b)	584
Custodian fees	10	53	-	63
Distribution fee Standard Shares
(Class A Shares)	200	452	98 (c)	750
Distribution fee Administrative Shares	3	-	(3) (d)	-
Distribution fee Class B Shares	-	128	-	128
Distribution fee Class C Shares	-	57	-	57
Shareholder service fees *	48	-	(48) (b)	-
Administrative fees*	122	-	(122) (b)	-
Registration and filing fees	35	34	(23) (b)	46
Trustee (Director) fees	13	24	(9) (b)	28
Fund Accounting fees (includes
Administrative fees)	51	39	(10) (b)	80
Other expenses (Audit, Legal,
Printing, etc.)	60	74	(25) (b)	109
Total Expenses	$1,612	$2,451	$(328)	$3,735
Expense Reimbursement	-	-	-	-
Net Expenses	$1,612	$2,451	$(328)	$3,735

Net Investment Income (Loss)	$130	$1,762	$328	$2,220

Net Realized and Unrealized
Gain (Loss) on Investments
Realized gain on
investments	$8,768	$9,336		$18,104
Change in unrealized
appreciation (depreciation)
of investments	3,907	23,740		27,647
Net Realized and Unrealized
Gain (Loss) on Investments	$12,675	$33,076		$45,751

Change in Net Assets resulting
from Operations	$12,805	$34,838	$328	$47,971

26

*	Shareholder services fees and Administrative fees are included in the Transfer Agent fees and Fund Accounting fees, respectively, of the Sentinel International Equity Fund.
(a)	Management fee based upon contract in effect for the Sentinel International Equity Fund.
(b)	Decrease due to the elimination of duplicative expenses by merging funds.
(c)	Distribution fees based upon contract in effect for the Sentinel International Equity Fund.
(d)	Administrative Shares ~~Distribution fees~~ are converted to Class ~~A~~I Shares of the Sentinel International Equity Fund.

27

SENTINEL INTERNATIONAL EQUITY FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

						Pro-Forma		Pro-Forma Combined
		Citizens Global		Sentinel International		Adjustments		Sentinel International
	Pro-Forma	Equity Fund		Equity Fund		(000’s)*		Equity Fund
	Combined		Market		Market		Market		Market
	% of Net	Shares/	Value	Shares/	Value	Shares/	Value	Shares/	Value
	Assets	Par	(000’s)	Par	(000’s)	Par	(000’s)	Par	(000’s)
Common Stocks	98.3%
Aerospace Defense	1.9%
BAE Systems PLC				333,000	$2,708			333,000	$2,708
Singapore Technologies
Engineering Ltd.				1,000,000	2,352			1,000,000	2,352
					5,060				5,060
Air Freight	0.7%
TNT NV				45,000	2,036			45,000	2,036

Automobile Manufacturing	1.8%
Toyota Motor Corp.				35,300	2,236			35,300	2,236
Toyota Motor Corp. ADR		8,000	$1,007					8,000	1,007
Volvo AB ADR		82,500	1,641					82,500	1,641
			2,648		2,236				4,884
Banks	12.0%
Australia and New Zealand
Banking Group Ltd. ADR		9,500	1,170					9,500	1,170
Banco Sanander Central
Hispano SA ADR		70,000	1,287					70,000	1,287
Bank of Ireland (a)		45,000	905					45,000	905
Bank of Nova Scotia		20,000	977					20,000	977
Commerzbank AG				50,000	2,386			50,000	2,386
Credit Agricole SA				31,200	1,275			31,200	1,275
Credit Saison Co. Ltd.				45,000	1,173			45,000	1,173
Credit Suisse Group				26,000	1,859			26,000	1,859
Deutsche Postbank AG				15,000	1,316			15,000	1,316
HSBC Holdings PLC				81,700	1,489			81,700	1,489
ICICI Bank Ltd. ADR		20,000	983					20,000	983
Julius Baer Holding Ltd. (a)		22,000	1,578	38,000	2,735			60,000	4,313
National Australia Bank Ltd.				67,000	2,330			67,000	2,330
Nomura Holdings, Inc.				106,000	2,066			106,000	2,066
Royal Bank of Scotland Group PLC				220,000	$2,797			220,000	$2,797
Standard Chartered PLC				60,000	1,964			60,000	1,964
Sumitomo Mitsui Financial Group, Inc.				360	3,363			360	3,363

28

SENTINEL INTERNATIONAL EQUITY FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

						Pro-Forma		Pro-Forma Combined
		Citizens Global		Sentinel International		Adjustments		Sentinel International
	Pro-Forma	Equity Fund		Equity Fund		(000’s)*		Equity Fund
	Combined		Market		Market		Market		Market
	% of Net	Shares/	Value	Shares/	Value	Shares/	Value	Shares/	Value
	Assets	Par	(000’s)	Par	(000’s)	Par	(000’s)	Par	(000’s)
UBS AG ADR		13,000	$780					13,000	780
			7,680		24,753				32,433
Chemicals	3.2%
BASF AG				17,500	2,294			17,500	2,294
SGL Carbon AG (b)				75,000	3,116			75,000	3,116
Shin-Etsu Chemical Co Ltd.				27,000	1,932			27,000	1,932
Sigma-Aldrich Corp.		29,000	1,237			(29,000)	$(1,237)	~~29,000~~0	~~1,237~~0
			1,237		7,342		(1,237)		~~8,579~~7,342
Computer Services	0.8%
Akamai Technologies, Inc. (b)		22,500	1,094			(22,500)	(1,094)	~~22,500~~0	~~1,094~~0
Cognizant Technology Solutions
Corp., Class A (b)		13,500	1,014			(13,500)	(1,014)	~~13,500~~0	~~1,014~~0
			2,108						~~2,108~~
							(2,108)		0
Computers	0.4%
International Business Machines Corp.		10,000	$1,053			(10,000)	(1,053)	~~10,000~~0	~~$1,053~~0

Construction	1.5%
Daiwa House Industry Co Ltd.				128,000	~~$~~1,832			128,000	1,832
Desarrolladora Homex SA de
C.V. ADR (b)		14,000	848					14,000	848
Lafarge SA ADR		30,000	1,367					30,000	1,367
			2,215		1,832				4,047
Electronics	2.7%
Agilent Technologies, Inc. (b)		30,000	1,153			(30,000)	(1,153)	~~30,000~~0	~~1,153~~0
Cisco Systems, Inc. (b)		40,000	1,114			(40,000)	(1,114)	~~40,000~~0	~~1,114~~0
Hon Hai Precision Industry Co Ltd.				255,000	$2,204			255,000	$2,204
Samsung Electronics Co Ltd.				4,500	2,757			4,500	2,757
			$2,267		4,961		$(2,267)		~~7,228~~$4,961

29

SENTINEL INTERNATIONAL EQUITY FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

						Pro-Forma		Pro-Forma Combined
		Citizens Global		Sentinel International		Adjustments		Sentinel International
	Pro-Forma	Equity Fund		Equity Fund		(000’s)*		Equity Fund
	Combined		Market		Market		Market		Market
	% of Net	Shares/	Value	Shares/	Value	Shares/	Value	Shares/	Value
	Assets	Par	(000’s)	Par	(000’s)	Par	(000’s)	Par	(000’s)
Energy & Utilities	13.2%
Allegheny Energy, Inc. (b)		15,000	776			(15,000)	(776)	~~15,000~~0	~~776~~0
Apache Corp.		12,000	979			(12,000)	(979)	~~12,000~~0	~~979~~0
Acergy SA				75,000	1,704			75,000	1,704
BG Group plc ADR		12,000	981					12,000	981
BP PLC				275,000	3,330			275,000	3,330
ConocoPhillips		24,500	1,924			(24,500)	(1,924)	~~24,500~~0	~~1,924~~0
EnCana Corp.		17,500	1,075	30,000	1,845			47,500	2,920
Fortum Oyj				70,000	2,197			70,000	2,197
OMV AG				30,000	2,009			30,000	2,009
Questar Corp.		20,000	1,057			(20,000)	(1,057)	~~20,000~~0	~~1,057~~0
RWE AG				31,000	3,294			31,000	3,294
Statoil ASA		32,000	992	80,000	2,489			112,000	3,481
The AES Corp. (b)		50,000	1,094			(50,000)	(1,094)	~~50,000~~0	~~1,094~~0
Tokyo Gas Co Ltd.				340,000	1,613			340,000	1,613
Total SA ADR				37,000	2,996			37,000	2,996
Transocean, Inc. (b)		13,000	1,378			(13,000)	(1,378)	~~13,000~~0	~~1,378~~0
United Utilities PLC				132,000	1,881			132,000	1,881
Valero Energy Corp.		14,000	1,034			(14,000)	(1,034)	14,000	1,034
Veolia Environnement ADR		12,500	980					12,500	980
			12,270		23,358		(8,242)		~~35,628~~27,386
Entertainment	1.4%
Nintendo Co., Ltd. (a)		4,000	1,464					4,000	1,464
Sega Sammy Holdings, Inc.				45,000	729			45,000	729
The Walt Disney Co.		50,000	1,707			(50,000)	(1,708)	~~50,000~~0	~~1,707~~0
			3,171		729		(1,708)		~~3,900~~2,192
Financial Diversified	1.9%
AFLAC, Inc.		18,000	925			(18,000)	(925)	~~18,000~~0	~~925~~0
American Express Co.		16,000	$979			(16,000)	$(979)	~~16,000~~0	~~979~~$0
Deutsche Boerse AG (a)		19,000	2,127					19,000	2,127
JPMorgan Chase & Co.		21,000	1,017			(21,000)	(1,017)	~~21,000~~0	~~1,017~~0
			5,048				(2,921)		~~5,048~~2,127

30

SENTINEL INTERNATIONAL EQUITY FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

						Pro-Forma		Pro-Forma Combined
		Citizens Global		Sentinel International		Adjustments		Sentinel International
	Pro-Forma	Equity Fund		Equity Fund		(000’s)*		Equity Fund
	Combined		Market		Market		Market		Market
	% of Net	Shares/	Value	Shares/	Value	Shares/	Value	Shares/	Value
	Assets	Par	(000’s)	Par	(000’s)	Par	(000’s)	Par	(000’s)
Food & Beverages	7.1%
Carrefour SA				26,000	1,835			26,000	1,835
Diageo PLC				124,300	2,588			124,300	2,588
Fomento Economico Mexicano
SA de CV
ADR				41,100	~~$~~1,616			41,100	$1,616
Groupe Danone				30,000	2,437			30,000	2,437
Groupe Danone ADR		80,000	~~$~~1,301					80,000	1,301
Nestle SA (a)		4,000	1,518	10,000	3,815			14,000	5,333
PepsiCo, Inc.		17,000	1,102			(17,000)	(1,102)	~~17,000~~0	~~1,102~~0
SABMiller PLC				45,000	1,144			45,000	1,144
TESCO PLC				209,000	1,756			209,000	1,756
			3,921		15,191		(1,102)		~~19,112~~18,010
Healthcare	4.6%
Becton, Dickinson & Co.		16,000	1,192			(16,000)	(1,192)	~~16,000~~0	~~1,192~~0
C.R. Bard, Inc.		10,000	826			(10,000)	(826)	~~10,000~~0	~~826~~0
Fresenius AG				53,000	4,089			53,000	4,089
Fresenius Medical Care AG &
Co. KgaA ADR		27,000	1,241					27,000	1,241
Gilead Sciences, Inc. (b)		20,000	775			(20,000)	(775)	~~20,000~~0	~~775~~0
Laboratory Corp. of America
Holdings (b)		15,000	1,174			(15,000)	(1,174)	~~15,000~~0	~~1,174~~0
Phonak Holding AG				22,000	1,981			22,000	1,981
Stryker Corp.		18,500	1,167			(18,500)	(1,167)	~~18,500~~0	~~1,167~~0
			6,375		6,070		(5,134)		~~12,445~~7,311
House Hold Durables	1.3%
Haseko Corp. (b)				550,000	1,630			550,000	1,630
Uni-Charm Corp.				34,000	1,930			34,000	1,930
					3,560				3,560

31

SENTINEL INTERNATIONAL EQUITY FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

						Pro-Forma		Pro-Forma Combined
		Citizens Global		Sentinel International		Adjustments		Sentinel International
	Pro-Forma	Equity Fund		Equity Fund		(000’s)*		Equity Fund
	Combined		Market		Market		Market		Market
	% of Net	Shares/	Value	Shares/	Value	Shares/	Value	Shares/	Value
	Assets	Par	(000’s)	Par	(000’s)	Par	(000’s)	Par	(000’s)
Insurance	5.4%
Allianz SE				7,000	$1,635			7,000	$1,635
Allianz SE ADR		57,000	$1,327					57,000	1,327
AXA SE				43,000	1,863			43,000	1,863
ING Groep NV		19,000	837	49,000	2,175			68,000	3,012
Lincoln National Corp.		17,000	1,206			(17,000)	$(1,206)	~~17,000~~0	~~1,206~~0
Millea Holdings, Inc.				47,000	1,932			47,000	1,932
Old Mutual PLC				1,100,000	3,731			1,100,000	3,731
			3,370		11,336		(1,206)		~~14,706~~13,500
Manufacturing	9.0%
ABB Ltd.				50,000	1,138			50,000	1,138
Adecco SA				30,000	2,332			30,000	2,332
Danaher Corp.		12,000	906			(12,000)	(906)	~~12,000~~0	~~906~~0
Deere & Co.		11,000	1,328			(11,000)	(1,328)	~~11,000~~0	~~1,328~~0
FANUC Ltd. (a)		9,000	929	12,000	1,240			21,000	2,169
Johnson Matthey PLC		33,000	1,117					33,000	1,117
Kennametal, Inc.		11,500	943			(11,500)	(943)	~~11,500~~0	~~943~~0
Komatsu Ltd.		45,000	1,307	145,000	4,216			190,000	5,523
L’Air Liquide SA ADR		66,000	1,736					66,000	1,736
MAN AG				17,000	2,437			17,000	2,437
POSCO ADR		4,000	480					4,000	480
Precision Castparts Corp.		8,000	971			(8,000)	(971)	~~8,000~~0	~~971~~0
Samsung Heavy Industries
Co., Ltd. (a)		24,000	1,174					24,000	1,174
Siemens AG				8,000	1,148			8,000	1,148
Taiwan Semiconductor
Manufacturing Co. Ltd. ADR		77,635	864					77,635	864
			~~$~~11,755		~~$~~12,511		(4,148)		~~$24,266~~20,118
Mining	2.4%
Anglo American PLC				65,000	3,844			65,000	3,844
Cia Vale do Rio Doce ADR				60,000	2,673			60,000	2,673
					6,517				6,517

32

SENTINEL INTERNATIONAL EQUITY FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

						Pro-Forma		Pro-Forma Combined
		Citizens Global		Sentinel International		Adjustments		Sentinel International
	Pro-Forma	Equity Fund		Equity Fund		(000’s)*		Equity Fund
	Combined		Market		Market		Market		Market
	% of Net	Shares/	Value	Shares/	Value	Shares/	Value	Shares/	Value
	Assets	Par	(000’s)	Par	(000’s)	Par	(000’s)	Par	(000’s)
Office Equipment & Supplies	1.7%
CANON, Inc. ADR		29,000	$1,701	51,000	$2,995			80,000	$4,696

Paper & Forest	0.6%
Stora Enso Oyj				89,600	1,695			89,600	1,695

Pharmaceuticals	2.9%
Novartis AG				40,000	2,260			40,000	2,260
Novo Nordisk A/S ADR		8,500	924					8,500	924
Roche Holding AG				11,500	2,047			11,500	2,047
Takeda Pharmaceutical Co Ltd.				38,000	2,457			38,000	2,457
			924		6,764				7,688
Real Estate	2.5%
Cheung Kong Holdings Ltd.				200,000	2,619			200,000	2,619
City Developments, Ltd. (a)		70,000	792					70,000	792
Hypo Real Estate Holding AG				25,000	1,620			25,000	1,620
Shun TAK Holdings Ltd.				1,150,000	1,691			1,150,000	1,691
			792		5,930				6,722
Retail	5.5%
Daimaru, Inc.				130,000	1,555			130,000	1,555
Industria de Deseno Textil SA
(Inditex) (a)		14,000	823					14,000	823
Kingfisher PLC				365,100	1,661			365,100	1,661
Kohl’s Corp. (b)		17,000	1,208			(17,000)	$(1,208)	~~17,000~~0	~~1,208~~0
Luxottica Group SpA ADR		45,000	1,739					45,000	1,739
Marks & Spencer Group pc ADR		20,000	1,512					20,000	1,512
PPR				17,000	2,981			17,000	2,981
Puma AG Rudolf Dassler Sport				7,500	3,350			7,500	3,350
			5,282		9,547		(1,208)		~~14,829~~13,621
Services	2.8%
Jupiter Telecommunications
Co Ltd. (b)				2,100	1,740			2,100	1,740
Publicis Groupe				40,000	1,768			40,000	1,768

33

SENTINEL INTERNATIONAL EQUITY FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

						Pro-Forma		Pro-Forma Combined
		Citizens Global		Sentinel International		Adjustments		Sentinel International
	Pro-Forma	Equity Fund		Equity Fund		(000’s)*		Equity Fund
	Combined %		Market		Market		Market		Market
	of Net	Shares/	Value	Shares/	Value	Shares/	Value	Shares/	Value
	Assets	Par	(000’s)	Par	(000’s)	Par	(000’s)	Par	(000’s)
Swire Pacific, Ltd., Class A (a)		70,000	781					70,000	781
WPP Group PLC		99,000	1,481	110,000	1,653			209,000	3,134
			2,262		5,161				7,423
Software	1.7%
Dassault Systemes SA				40,000	2,531			40,000	2,531
SAP AG				39,000	1,998			39,000	1,998
					4,529				4,529
Telecommunications	7.2%
America Movil SA de C.V. ADR		19,000	1,177					19,000	1,177
China Mobile Ltd. ADR				50,000	2,695			50,000	2,695
KDDI Corp.				225	1,668			225	1,668
Nokia Oyj				110,000	3,098			110,000	3,098
PT Telekomunikasi Indonesia ADR		22,000	$948					22,000	$948
Telefonaktiebolaget LM Ericsson ADR				40,000	$1,596			40,000	1,596
Telefonica SA ADR				42,000	2,804			42,000	2,804
Telenor ASA ADR		20,000	1,177					20,000	1,177
Vodafone Group PLC		300,000	1,009	998,750	3,365			1,298,750	4,374
			4,311		15,226				19,537
Transportation	2.1%
Canadian Pacific Railway, Ltd		12,000	826					12,000	826
East Japan Railway Co.				222	1,713			222	1,713
Macquarie Infrastructure Group				1,025,000	3,128			1,025,000	3,128
			826		4,841				5,667
Money Market Funds	15.3%
State Street Navigator Securities Lending Prime
Portfolio (d)				41,313,803	41,314			41,313,803	41,314

Corporate Short-Term Notes	0.6%
LBC (Lasalle Bank Corp.)
5.285%, 07/5/07				1,500,000	1,499			1,500,000	1,499

34

SENTINEL INTERNATIONAL EQUITY FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

						Pro-Forma		Pro-Forma Combined
		Citizens Global		Sentinel International		Adjustments		Sentinel International
	Pro-Forma	Equity Fund		Equity Fund		(000’s)*		Equity Fund
	Combined %		Market		Market		Market		Market
	of Net	Shares/	Value	Shares/	Value	Shares/	Value	Shares/	Value
	Assets	Par	(000’s)	Par	(000’s)	Par	(000’s)	Par	(000’s)
Repurchase Agreements	1.2%
Fifth Third Bank, Inc.,
4.80%, 07/02/07
(Date of Agreement 06/29/07, proceeds at
maturity $3,283, collateralized by Federal
National Mortgage Assoc. security, 5.00%,
07/01/33, market value $3,381)		3,282,000	3,282					3,282,000	3,282

									$~~311,491~~2
Total Investments at Market	115.4%		$84,498		$226,993		$(32.334)		79,157

									$~~238,561~~2
Total Investments at Cost			$65,791		$172,770		$(27,664)		10,807

35

*	The reorganization will require the Citizens Global Equity Fund to dispose of a material portion of its portfolio securities prior to the reorganization due to non-conformance of those securities with the investment objectives, policies and limitations of the Sentinel International Equity Fund. This pro forma assumes that the Citizens Global Equity Fund will dispose of all U.S. securities even though the Sentinel International Equity Fund may own a limited percentage of U.S. securities meeting certain requirements.
(a)	Fair valued security. The approximate market value and percentage of investments of securities that were fair valued for the Global Equity Fund were $17,842 and 21.1%.
(b)	Non – Income producing security.
(c)	All or a portion of this security was on loan at June 30, 2007. The aggregate cost and market value of securities on loan at June 30, 2007 is $26,758,991 and $39,892,424, respectively.
(d)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SsgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents the investment of cash collateral received from securities lending activity

ADR – American Depository Receipt

 36

Sentinel International Equity Fund Percentage of Net Assets

Country	Equity	Short term & other	Total
Australia	2.5%		2.5%
Austria	0.7%		0.7%
Canada	1.8%		1.8%
Cayman Islands	0.5%		0.5%
Denmark	0.3%		0.3%
Finland	2.6%		2.6%
France	7.4%		7.4%
Germany	12.3%		12.3%
Hong Kong	2.5%		2.5%
India	0.4%		0.4%
Indonesia	0.3%		0.3%
Ireland	0.3%		0.3%
Italy	0.6%		0.6%
Japan	16.5%		16.5%
Republic of Korea	0.6%		0.6%
Mexico	0.7%		0.7%
Netherlands	1.9%		1.9%
Norway	2.4%		2.4%
Singapore	1.2%		1.2%
South Korea	1.0%		1.0%
Spain	0.8%		0.8%
Sweden	0.6%		0.6%
Switzerland	8.2%		8.2%
Taiwan	1.1%		1.1%
United Kingdom	14.3%		14.3%
United States	~~16.8%~~	~~1.7~~18.5%	18.5%
Total	~~98.3~~81.5	~~1.7~~18.5%	100.0%
	%

37

Notes to Pro-Forma Financial Statements

1. BASIS OF COMBINATION: The unaudited Pro-Forma Statement of Assets and Liabilities, Pro-Forma Statement of Operations and Pro-Forma Schedule of Investments give effect to the proposed reorganization of the Citizens Global Equity Fund (“Global Fund”) into the Sentinel International Equity Fund (“International Fund”). The proposed reorganization will be accounted for by the method of accounting for tax-free reorganizations of investment companies. The reorganization provides for the transfer of the assets of the Global Fund into the International Fund. International Fund will be the accounting survivor.

The pro-forma combined statements should be read in conjunction with the historical financial statements of the Global and International Funds and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14. The Global Fund and International Fund are open-end management investment companies registered under the Investment Company Act of 1940, as amended.

2. PRO-FORMA ADJUSTMENTS: Statement specific pro-forma adjustments are listed at the end of each Pro-Forma Statement or Schedule.

3. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the acquirer, International Equity Fund, which are in conformity with accounting principles generally accepted in the United States of America.

A. USE OF ESTIMATES–The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

B. SECURITY VALUATION–Equity securities that are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when deemed appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is used for valuation purposes. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ board. The board has delegated this responsibility to a pricing committee, subject to its review and supervision. Short-term securities maturing in 60 days or less are valued at cost plus accrued interest earned, which approximates market value. Money market securities are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

C. SECURITY TRANSACTIONS AND RELATED INCOME–Securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include:

(1) when trades occur on a day that happens to coincide with the end of a quarterly financial reporting period; or
(2) on occasion, if Sentinel Administrative Services, Inc., the Funds’ administrator, believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of

38

securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income.

D. EXPENSES–Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets. Other common expenses of Sentinel Group Funds, Inc. are allocated among the Funds on the basis of relative daily net assets.

E. CLASSES–Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

F. DIVIDENDS AND DISTRIBUTIONS–The Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, and the reclassification of net investment losses to paid-in-capital.

G. PORTFOLIO RE-POSITIONING – The Reorganization will require the Global Fund to dispose of a material portion of its portfolio securities prior to the Reorganization due to non-conformance of those securities with the investment objectives, policies or limitations of the International Fund~~.~~, which may result in the realization of capital gains or losses. This pro forma assumes that the Global Fund will dispose of all U.S. securities even though the International Fund may own a limited percentage of U.S. securities meeting certain requirements. If such securities had been sold on June 30, 2007, the Fund would have incurred an estimated tax gain of $4,670,300. The International Fund may experience temporary increased portfolio turnover as a result of re-positioning of the portfolio of securities it receives in the Reorganization, which may result in the realization of capital gains or losses that would affect the amount distributed as income to shareholders. However, we cannot be certain of the impact of such re-positioning nor do we expect that such re-positioning would affect a material percentage of the portfolio. In addition, the International Fund will be subject to certain restrictions regarding the sale of portfolio securities it receives from the Global Fund for a limited period of time in connection with the Reorganization being classified as tax-free for U.S. federal income tax purposes.

39

SENTINEL GOVERNMENT SECURITIES FUND
Pro-Forma Statement of Assets & Liabilities (unaudited)

				Pro-Forma
		Annual 06/30/07		Combined
	Annual 06/30/07	Acquiring Fund		Sentinel
	Target Fund	Sentinel Government	Pro-Forma	Government
	Citizens Income Fund	Securities Fund	Adjustments	Securities Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Assets
Investments at value	$49,068	$~~347,356~~408,900	$(15,624)(a)	$~~396,424~~442,344
Cash and cash equivalents	-	249	15,624 (a)	~~249~~15,873
Receivable for securities
sold	-	15,102		15,102
Receivable for fund shares
sold	2	141		143
Receivable for interest	320	2,249		2,569
Receivable for securities
lending	-	21		21
Prepaid Expenses	7	-		7
Total Assets	$49,397	$~~365,118~~426,662	-	$~~414,515~~476,059

Liabilities
Collateral on securities
loaned	-	$61,544		$61,544
Dividends payable to
shareholders	$12	-		12
Payable for securities
purchased	2,460	29,325		31,785
Payable for fund shares
repurchased	101	119		220
Accrued expenses	16	108		124
Management fee payable	12	146		158
Distribution fee payable	5	36		41
Administrative fee payable	3	4		7
Transfer Agent fee payable	22	54		76
Total Liabilities	$2,631	$~~29,792~~91,336	-	$~~32,423~~93,967

Net Assets Applicable to
All Outstanding Shares	$46,766	$335,326	-	$382,092

Standard Shares
(Class A Shares)
Net Assets Applicable to
Standard Shares /
(Class A Shares)	$46,766	$219,713		$266,479
Shares Outstanding	4,887	21,925	(220)(b)	26,592

Net Asset Value per
Share	$9.57*	$10.02*	-	$10.02*

40

SENTINEL GOVERNMENT SECURITIES FUND
Pro-Forma Statement of Assets & Liabilities (unaudited)

				Pro-Forma
		Annual 06/30/07		Combined
	Annual 06/30/07	Acquiring Fund		Sentinel
	Target Fund	Sentinel Government	Pro-Forma	Government
	Citizens Income Fund	Securities Fund	Adjustments	Securities Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Class C Shares
Net Assets Applicable to
Class C Shares	-	$2,941	-	$2,941
Shares Outstanding	-	294	-	294

Net Asset Value per
Share	-	$10.00*	-	$10.00*

Class I Shares
Net Assets Applicable to
Class I Shares	-	$112,672	-	$112,672
Shares Outstanding	-	11,249	-	11,249
Net Asset Value per
Share	-	$10.02*	-	$10.02*

*	The calculated Net Asset Value per Share is rounded to reflect the actual Net Asset Value per Share.
(a)	The reorganization will require the Citizens Income Fund to dispose of a material portion of its portfolio securities prior to the reorganization due to non-conformance of those securities with the investment objectives, policies and limitations of the Sentinel Government Securities Fund.
(b)	The Pro-Forma Combined Statement of Assets and Liabilities assumes the issuance of additional shares of the Sentinel Government Securities Fund as if the reorganization had taken place on June 30, 2007 and is based on the net asset value of the Sentinel Government Securities Fund.

41

SENTINEL GOVERNMENT SECURITIES FUND
Pro-Forma Statement of Operations (unaudited)

		Fiscal Year Ended
		June 30, 2007		Pro-Forma
	Fiscal Year Ended	Acquiring Fund		Combined
	June 30, 2007	Sentinel		Sentinel
	Target Fund	Government	Pro-Forma	Government
	Citizens Income Fund	Securities Fund	Adjustments	Securities Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Investment Income
Income:
Dividends
Interest	$2,660	$13,201		$15,861
Total Income	$2,660	$13,201		$15,861

Expenses:
Management advisory fees	$317	$1,210	$(64) (a)	$1,463
Transfer agent fees *	99	348	(25) (b)	422
Custodian fees	4	12	-	16
Distribution fees – Standard
Shares (Class A Shares)	122	422	(16) (c)	528
Distribution fees Class C
Shares	-	11	-	11
Shareholder service fees *	26	-	(26) (b)	-
Administrative fees *	73	-	(73) (b)	-
Registration and filing fees	16	28	(9) (b)	35
Trustees’ (Directors’) fees	8	40	(4) (b)	44
Fund Accounting fees *	29	68	(8) (b)	89
Other expenses (Audit,
Legal, Printing, etc.)	30	101	(14) (b)	117
Total Expenses	$724	$2,240	$(239)	$2,725
Expense Reimbursement	-	-	-	-
Net Expenses	$724	$2,240	$(239)	$2,725

Net Investment Income
(Loss)	$1,936	$10,961	-	$13,136

Net Realized and
Unrealized Gain (Loss) on
Investments
Realized gain on
investments	$67	$71		$138
Change in unrealized
appreciation
(depreciation)
of investments	290	(1,986)		(1,696)
Net Realized and
Unrealized Gain (Loss) on
Investments	$357	$(1,915)		$(1,558)

Change in Net Assets
resulting from Operations	$2,293	$9,046	$239	$11,578

42

*	Shareholder services fees and Administrative fees are included in the Transfer Agent fees and Fund Accounting fees, respectively, of the Sentinel Government Securities Fund.
(a)	Management fee based upon contract in effect for the Sentinel Government Securities Fund.
(b)	Decrease due to the elimination of duplicative expenses by merging funds.
(c)	Distribution fees based upon contract in effect for the Sentinel Government Securities Fund.

43

SENTINEL GOVERNMENT SECURITIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

						Pro-Forma		Pro-Forma Combined
				Sentinel Government		Adjustments		Sentinel Government
	Pro-Forma	Citizens Income Fund		Securities Fund		(000’s)*		Securities Fund
	Combined	Principal	Market	Principal	Market	Principal	Market	Principal	Market
	% of Net	Amount	Value	Amount	Value	Amount	Value	Amount	Value
	Assets	(000’s)	(000’s)	(000’s)	(000)	(000’s)	(000)	(000’s)	(000)
Corporate Collateralized
Mortgage Obligations	2.7%
Capital One Multi-Asset
Execution Trust,
5.5%, 09/15/11 (c)		700	$702			(700)	$(702)	~~700~~0	~~$702~~0
Chase Manhattan Auto Owner
Trust, 4.88%, 06/15/12		240	238			(240)	(238)	~~240~~0	~~238~~0
Citibank Credit Card Issuance
Trust, 3.5%, 08/16/10		285	279			(285)	(279)	~~285~~0	~~279~~0
Citigroup Commercial Mortgage
Trust, 4.22%, 09/20/51 (b)		500	487			(500)	(487)	~~500~~0	~~487~~0
Crusade Global Trust,
5.42%, 11/15/37 (c)		437	437			(437)	(437)	~~437~~0	~~437~~0
5.49%, 11/19/37 (c)		325	326			(325)	(326)	~~325~~0	~~326~~0
First Horizon Alternative
Mortgage Securities,
4.73%, 06/25/34 (c)		661	652			(661)	(652)	~~661~~0	~~652~~0
First Union National Bank
Commercial Mortgage,
6.94%, 10/15/32		36	36			(36)	(36)	~~36~~0	~~36~~0
6.42%, 08/15/33		296	303			(296)	(303)	~~296~~0	~~303~~0
Greenwich Capital Commercial
Funding Corp.,
4.95%, 01/11/35		525	508			(525)	(508)	~~525~~0	~~508~~0
3.92%, 08/10/42		267	263			(267)	(263)	~~267~~0	~~263~~0
GS Mortgage Securities Corp.
II, 4.61%, 01/10/40		800	761			(800)	(761)	~~800~~0	~~761~~0
Harley-Davidson Motorcycle
Trust, 3.2%, 05/15/12		555	542			(555)	(542)	~~555~~0	~~542~~0

44

SENTINEL GOVERNMENT SECURITIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

						Pro-Forma		Pro-Forma Combined
				Sentinel Government		Adjustments		Sentinel Government
	Pro-Forma	Citizens Income Fund		Securities Fund		(000’s)*		Securities Fund
	Combined	Principal	Market	Principal	Market	Principal	Market	Principal	Market
	% of Net	Amount	Value	Amount	Value	Amount	Value	Amount	Value
	Assets	(000’s)	(000’s)	(000’s)	(000)	(000’s)	(000)	(000’s)	(000)
LB-UBS Commercial Mortgage		425	$440			(425)	$(440)	~~4250~~	~~440~~$0
Trust,		900	925			(900)	(925)	~~900~~	~~925~~
6.65%, 11/15/27		407	386			(407)	(386)	0	0
6.37%, 12/15/28								~~407~~0	~~386~~0
5.02%, 09/15/40 (c)
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
4.71%, 07/12/46 (c)		685	672			(685)	(672)	~~685~~0	~~672~~0
5.53%, 03/12/51 (c)		280	271			(280)	(271)	~~280~~0	~~271~~0
MLCC Mortgage Investors, Inc.,
5.55%, 03/25/30 (c)		220	220			(220)	(220)	~~220~~0	~~220~~0
Puma Finance Limited,
5.56%, 08/09/35 (c) (b)		755	755			(755)	(755)	~~755~~0	~~755~~0
Wachovia Bank Commercial
Mortgage Trust,
4.96%, 11/15/35		500	479			(500)	(479)	~~500~~0	~~479~~0
5.18%, 07/15/42		510	488			(510)	(488)	~~510~~0	~~488~~0
			10,170				(10,170)		~~10,170~~0
Corporate Bonds	1.5%
Airlines	0.1%
Northwest Airlines, Inc.,
6.26%, 11/20/21		480	482			(482)	(482)	~~480~~0	~~482~~0

Banking	0.2%
Banco Mercantil Del Norte,
6.86%, 10/13/21 (b)		600	~~$~~600			(600)	(600)	~~600~~0	~~$600~~0
Bank of America Corp.,
5.3%, 03/15/17		375	358			(358)	(358)	~~375~~0	~~358~~0
			958				(958)		~~958~~0
Broadcasting	0.1%
Rogers Cable, Inc.,
5.5%, 03/15/14		250	242			(250)	(242)	~~250~~0	~~242~~0

45

SENTINEL GOVERNMENT SECURITIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

						Pro-Forma		Pro-Forma Combined
				Sentinel Government		Adjustments		Sentinel Government
	Pro-Forma	Citizens Income Fund		Securities Fund		(000’s)*		Securities Fund
	Combined	Principal	Market	Principal	Market	Principal	Market	Principal	Market
	% of Net	Amount	Value	Amount	Value	Amount	Value	Amount	Value
	Assets	(000’s)	(000’s)	(000’s)	(000)	(000’s)	(000)	(000’s)	(000)
Computers	0.1%
Dell, Inc.,
7.1%, 04/15/28		350	$368			(350)	$(368)	~~350~~0	~~368~~$0

Energy & Utilities	0.1%
Chesapeake Energy Corp.,
6.5%, 08/15/17		110	104			(110)	(104)	~~110~~0	~~104~~0

Financial - Diversified	0.1%
Citigroup, Inc.,
5.5%, 02/15/17		355	344			(355)	(344)	~~355~~0	~~344~~0

Insurance	0.2%
W.R. Berkley Corp.,
5.6%, 05/15/15		300	290			(300)	(290)	~~300~~0	~~290~~0
Fidelity National Financial,
5.25%, 03/15/13		250	238			(250)	(238)	~~250~~0	~~238~~0
Lincoln National Corp.,
7%, 05/17/66		350	359			(350)	(359)	~~350~~0	~~359~~0
			887				(887)		~~887~~0
Multimedia	0.2%
Comcast Corp.,
6.45%, 03/15/37		355	342			(355)	(342)	~~355~~0	~~342~~0
Time Warner Cable, Inc.,
5.85%, 05/01/17 (b)		355	345			(355)	(345)	~~355~~0	~~345~~0
			687				(687)		~~687~~0
Real Estate	0.1%
iStar Financial, Inc.,
5.875%, 03/15/16		355	342			(355)	(342)	~~355~~0	~~342~~0

REITS – Diversified	0.1%
CBG Florida REIT Corp.,
7.11%, 02/15/49 (b)		375	$370			(375)	$(370)	~~375~~0	~~370~~$0

46

SENTINEL GOVERNMENT SECURITIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

						Pro-Forma		Pro-Forma Combined
				Sentinel Government		Adjustments		Sentinel Government
	Pro-Forma	Citizens Income Fund		Securities Fund		(000’s)*		Securities Fund
	Combined	Principal	Market	Principal	Market	Principal	Market	Principal	Market
	% of Net	Amount	Value	Amount	Value	Amount	Value	Amount	Value
	Assets	(000’s)	(000’s)	(000’s)	(000)	(000’s)	(000)	(000’s)	(000)
Telecommunications	0.2%
Embarq Corp.,
8%, 06/01/36		355	360			(355)	(360)	~~355~~0	~~360~~0
Sprint Nextel Corp.,
7.38%, 08/01/15		310	310			(310)	(310)	~~310~~0	~~310~~0
			670				(670)		~~670~~0
Total Corporate Bonds			5,454				(5,454)		~~5,454~~0

U.S. Government Obligations	98.8%
U.S. Government Agency
Obligations	87.4%
Federal Farm Credit Bank	3.8%
					$~~14,477~~1				$~~14,477~~14,47
5.09%, 07/12/07				14,500	4,476			14,500	6

Federal Home Loan Mortgage
Corporation	32.6%
4.25%, 07/15/09 (a)				2,000	1,965			2,000	1,965
11%, 11/01/09				1	1			1	1
4.5%, 07/15/13 (a)				10,000	9,573			10,000	9,573
11%, 09/01/15				2	2			2	2
11%, 11/01/15				2	2			2	2
4.75%, 01/19/16 (a)				9,000	8,599			9,000	8,599
11%, 11/01/17				1	1			1	1
11%, 12/01/17				4	4			4	4
5.5%, 12/15/18				9,015	8,909			9,015	8,909
5.75%, 12/15/18				11,978	11,883			11,978	11,883
4.5%, 04/01/20		1,254	$1,191					1,254	1,191
5.5%, 04/15/23				13,000	12,956			13,000	12,956
6.5%, 06/15/26				4,000	4,087			4,000	4,087
6%, 09/15/30				10,000	10,046			10,000	10,046

47

     SENTINEL GOVERNMENT SECURITIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

						Pro-Forma		Pro-Forma Combined
				Sentinel Government		Adjustments		Sentinel Government
	Pro-Forma	Citizens Income Fund		Securities Fund		(000’s)*		Securities Fund
	Combined	Principal	Market	Principal	Market	Principal	Market	Principal	Market
	% of Net	Amount	Value	Amount	Value	Amount	Value	Amount	Value
	Assets	(000’s)	(000’s)	(000’s)	(000)	(000’s)	(000)	(000’s)	(000)
5.5%, 03/15/32				10,000	9,728			10,000	9,728
6.5%, 06/15/32				12,155	12,372			12,155	12,372
6%, 11/15/32				11,037	11,066			11,037	11,066
5%, 08/15/33				11,000	10,073			11,000	10,073
5%, 10/01/35		1,750	1,645					1,750	1,645
6%, 07/01/36		1,779	1,764					1,779	1,764
6%, 11/15/36				7,593	7,432			7,593	7,432
5.5%, 03/01/37		1,230	1,186					1,230	1,186
			5,786		118,699				124,485
Federal National Mortgage
Association	43.8%
3.3% 06/02/09				5,000	4,831			5,000	4,831
9.25%, 10/01/09				10	10			10	10
7%, 10/01/10				79	80			79	80
4.75%, 12/15/10 (a)				5,000	4,933			5,000	4,933
5.5%, 03/15/11 (a)				5,000	5,047			5,000	5,047
7%, 05/01/11				39	40			39	40
5.76%, 12/25/11		200	203					200	203
6.875%, 09/10/12				1,000	1,003			1,000	1,003
5%, 04/15/15 (a)				5,000	4,887			5,000	4,887
10%, 04/01/18				20	21			20	21
6%, 01/01/19				51	51			51	51
4.5%, 01/01/20		1,443	1,370					1,443	1,370
5%, 08/01/20		1,405	1,359					1,405	1,359
6.5%, 08/01/20				103	105			103	105
6.5%, 03/25/23				10,283	10,493			10,283	10,493
6.5%, 06/25/23				5,714	5,841			5,714	5,841
6.5%, 02/25/24				11,000	11,188			11,000	11,188
8%, 11/01/24				58	61			58	61
6%, 09/01/24				835	836			835	836
6.5%, 11/25/25				10,000	$10,176			10,000	$10,176
6%, 12/25/30				5,000	5,000			5,000	5,000

48

     SENTINEL GOVERNMENT SECURITIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

						Pro-Forma		Pro-Forma Combined
				Sentinel Government		Adjustments		Sentinel Government
	Pro-Forma	Citizens Income Fund		Securities Fund		(000’s)*		Securities Fund
	Combined	Principal	Market	Principal	Market	Principal	Market	Principal	Market
	% of Net	Amount	Value	Amount	Value	Amount	Value	Amount	Value
	Assets	(000’s)	(000’s)	(000’s)	(000)	(000’s)	(000)	(000’s)	(000)
6%, 10/25/32				13,394	13,384			13,394	13,384
5.5%, 01/25/33				12,801	11,810			12,801	11,810
5.5%, 10/01/33				1,038	1,006			1,038	1,006
5.5%, 10/01/33				2,366	2,293			2,366	2,293
4.4%, 11/25/33		760	$753					760	753
6%, 12/01/33				894	887			894	887
6%, 10/01/34				11,042	10,963			11,042	10,963
5.5%, 03/01/36		1,787	1,724					1,787	1,724
5.5%, 04/01/36		1,766	1,708					1,766	1,708
6%, 07/01/36		1,888	1,870					1,888	1,870
6.5%, 09/25/36				12,315	12,613			12,315	12,613
5.5%, 10/01/36				14,714	14,201			14,714	14,201
5.5%, 02/01/37				9,772	9,427			9,772	9,427
5.5%, 03/01/37				3,001	2,896			3,001	2,896
5.5%, 06/01/37		1,350	1,294					1,350	1,294
6.5%, 06/01/37				13,000	13,125			13,000	13,125
			10,281		157,208				167,489
Government National
Mortgage Corporation	7.2%
13%, 10/15/13				1	1			1	1
7%, 02/20/17				36	37			36	37
6.5%, 08/15/23				372	379			372	379
6.5%, 11/15/25				795	811			795	811
6.5%, 06/15/29				356	364			356	364
5.5%, 10/20/30				10,000	9,917			10,000	9,917
5.5%, 11/16/31				15,000	14,753			15,000	14,753
6%, 04/15/34				1,188	1,183			1,188	1,183
					27,445				27,445
Total U.S. Government
Agency Obligations
					~~317,829~~3				~~333,896~~333,8
			16,067		17,828				95

49

SENTINEL GOVERNMENT SECURITIES FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

						Pro-Forma		Pro-Forma Combined
				Sentinel Government		Adjustments		Sentinel Government
	Pro-Forma	Citizens Income Fund		Securities Fund		(000’s)*		Securities Fund
	Combined	Principal	Market	Principal	Market	Principal	Market	Principal	Market
	% of Net	Amount	Value	Amount	Value	Amount	Value	Amount	Value
	Assets	(000’s)	(000’s)	(000’s)	(000)	(000’s)	(000)	(000’s)	(000)
U.S. Treasury Obligations	11.4%
4.5%, 04/30/09		6,481	6,437					6,481	6,437
5%, 08/15/11 (a)				4,000	4,019			4,000	4,019
4.5%, 04/30/12 (a)		4,164	4,087	12,000	11,781			16,164	15,868
4.375%, 08/15/12 (a)				10,000	9,777			10,000	9,777
4.75%, 05/15/14 (a)				4,000	3,951			4,000	3,951
4.5%, 05/15/17		2,036	1,952					2,036	1,952
4.5%, 02/15/36		2,083	1,886					2,083	1,886
			14,362		29,528				43,890
Money Market Funds	16.1%
State Street Navigator Securities
Lending Prime Portfolio (d)				61,544	61,544			61,544	61,544

Repurchase Agreements	0.8%
Fifth Third Bank, Inc.,
4.80%, 07/02/07
(Date of Agreement 06/29/07,
proceeds at maturity $3,017,
collateralized by Federal
National Mortgage Assoc.
security, 5.00%, 07/01/33,
market value $3,106)		3,015	$3,015					3,015	$3,015

Total Investments at Market	119.9%		$49,068		$~~408,901~~408,900		$(15,624)		$~~457,969~~442,344

Total Investments at Cost			$49,517		$411,225		$(15,832)		$~~460,742~~444,910

50

*	The reorganization will require the Citizens Income Fund to dispose of a material portion of its portfolio securities prior to the reorganization due to non-conformance of those securities with the investment objectives, policies and limitations of the Sentinel Government Securities Fund.
(a)	For the Sentinel Government Securities Fund, all or a portion of this security was on loan at June 30, 2007. The aggregate cost and market value of securities on loan at June 30, 2007 is $60,594 and $59,706, respectively.
(b)	Rule 144A ~~Security~~security.
(c)	Variable rate security. The rate presented represents the rate in effect at June 30, 2007.
(d)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by ~~SsgA~~SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents the investment of cash collateral received from securities lending activity.

51

Notes to Pro-Forma Financial Statements

1. BASIS OF COMBINATION: The unaudited Pro-Forma Statement of Assets and Liabilities, Pro-Forma Statement of Operations and Pro-Forma Schedule of Investments give effect to the proposed reorganization of the Citizens Income Fund (“Income Fund”) into the Sentinel Government Securities Fund (“Government Fund”). The proposed reorganization will be accounted for by the method of accounting for tax-free reorganizations of investment companies. The reorganization provides for the transfer of the assets of the Income Fund into the Government Fund. Government Fund will be the accounting survivor.

The pro-forma combined statements should be read in conjunction with the historical financial statements of the Income and Government Funds and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14. The Income Fund and Government Fund are open-end management investment companies registered under the Investment Company Act of 1940, as amended.

2. PRO-FORMA ADJUSTMENTS: Statement specific pro-forma adjustments are listed at the end of each Pro-Forma Statement or Schedule.

3. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the acquirer, Government fund, which are in conformity with accounting principles generally accepted in the United States of America.

A. USE OF ESTIMATES–The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

B. SECURITY VALUATION–Equity securities that are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when deemed appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is used for valuation purposes. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Fund’s board. The board has delegated this responsibility to a pricing committee, subject to its review and supervision. Short-term securities maturing in 60 days or less are valued at cost plus accrued interest earned, which approximates market value. Money market securities are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

C. SECURITY TRANSACTIONS AND RELATED INCOME–Securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include:

(1) when trades occur on a day that happens to coincide with the end of a quarterly financial reporting period; or

52

(2) on occasion, if Sentinel Administrative Services, Inc., the Fund’s administrator, believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income.

D. EXPENSES–Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets. Other common expenses of Sentinel Group Funds, Inc. are allocated among the Funds on the basis of relative daily net assets.

E. CLASSES–Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

F. DIVIDENDS AND DISTRIBUTIONS–The Funds declare and distribute net investment income, if any, monthly, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, and the reclassification of net investment losses to paid-in-capital.

G. PORTFOLIO RE-POSITIONING – The Reorganization will require the Income Fund to dispose of a material portion of its portfolio securities prior to the Reorganization due to non-conformance of those securities with the investment objectives, policies or limitations of the Government Fund~~.~~ , which may result in the realization of capital gains or losses. If such securities had been sold on June 30, 2007, the Fund would have incurred an estimated tax loss of $207,979. The Government Fund may experience temporary increased portfolio turnover as a result of re- positioning of the portfolio of securities it receives in the Reorganization, which may result in the realization of capital gains or losses that would affect the amount distributed as income to shareholders. However, we cannot be certain of the impact of such re-positioning nor do we expect that such re-positioning would affect a material percentage of the portfolio. In addition, the Government Fund will be subject to certain restrictions regarding the sale of portfolio securities it receives from the Income Fund for a limited period of time in connection with the Reorganization being classified as tax-free for U.S. federal income tax purposes.

53

SENTINEL U.S. TREASURY MONEY MARKET FUND
Pro-Forma Statement of Assets & Liabilities (unaudited)

				Pro-Forma
	Annual 06/30/07	Annual 06/30/07		Combined
	Target Fund	Acquiring Fund		Sentinel U.S.
	Citizens Money	Sentinel U.S. Treasury	Pro-Forma	Treasury Money
	Market Fund	Money Market Fund	Adjustments	Market Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Assets
Investments at value	$80,738	$73,380	(69,832)(a)	$~~154,118~~84,286
Cash and cash equivalents	1,784	1,029	69,832 (a)	~~2,813~~72,645
Receivable for fund shares sold	201	-		201
Receivable for interest /
securities lending	220	7		227
Other Assets net of liabilities	16	-		16
Total Assets	$82,959	$74,416	-	$157,375

Liabilities
Collateral on securities loaned	-	$14,290		$14,290
Payable for securities purchased	-	871		871
Payable for fund shares repurchased	$337	-		337
Income Distribution payable	9	187		196
Accrued expenses	30	22		52
Management fee payable	12	20		32
Administrative / Fund
Accounting fee payable	5	12		17
Transfer agent fee payable	34	7		41
Total Liabilities	$427	$15,409	-	$15,836

Net Assets Applicable to All
Outstanding Shares	$82,532	$59,007		$ 141,539

Standard Shares
(Class A Shares)
Net Assets Applicable to
Standard Shares / (Class A Shares)	$73,016	$56,438	$9,516 (~~a~~b)	$138,970

54

SENTINEL U.S. TREASURY MONEY MARKET FUND
Pro-Forma Statement of Assets & Liabilities (unaudited)

				Pro-Forma
	Annual 06/30/07	Annual 06/30/07		Combined
	Target Fund	Acquiring Fund		Sentinel U.S.
	Citizens Money	Sentinel U.S. Treasury	Pro-Forma	Treasury Money
	Market Fund	Money Market Fund	Adjustments	Market Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Shares Outstanding	73,113	56,438	9,419 (~~b~~c)	138,970
Net Asset Value per Share	$1.00*	$1.00*		$1.00*

Class B Shares
Net Assets Applicable to Class
B Shares	-	$2,569	-	$2,569
Shares Outstanding	-	2,569	-	2,569
Net Asset Value per Share	-	$1.00*	-	$1.00*

Institutional Shares
Net Assets Applicable to
Institutional Shares	$9,516	-	$(9,516) (~~a~~b)	-
Shares Outstanding	9,521	-	(9,521) (~~b~~c)	-
Net Asset Value per Share	$1.00*	-		-

*	The calculated Net Asset Value per Share is rounded to reflect the actual Net Asset Value per Share.
(a)	The reorganization will require the Citizens Money Market Fund to dispose of a material portion of its portfolio securities prior to the reorganization due to non-conformance of those securities with the investment objectives, policies and limitations of the Sentinel U.S. Treasury Money Market Fund. This pro forma assumes that the Citizens Money Market Fund will dispose of all securities other than U.S. Treasury securities, money market funds and certain discount notes, even though the Sentinel U.S. Treasury Money Market Fund may own a limited percentage of other types of securities.
(b)	Institutional Shares merge into Class A Shares.
(~~b~~c)	The Pro-Forma Combined Statements of Assets and Liabilities assume the issuance of additional shares of the Sentinel U.S. Treasury Money Market Fund as if the reorganization had taken place on July 1, 2007 and are based on the net asset value of the Sentinel U.S. Treasury Money Market Fund.

55

SENTINEL U.S. TREASURY MONEY MARKET FUND
Pro-Forma Statement of Operations (unaudited)

	Fiscal Year Ended	Fiscal Year Ended		Pro-Forma
	June 30, 2007	June 30, 2007		Combined
	Target Fund	Acquiring Fund		Sentinel U.S.
	Citizens Money	Sentinel U.S. Treasury	Pro-Forma	Treasury Money
	Market Fund	Money Market Fund	Adjustments	Market Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Investment Income
Income:
Interest / Securities Lending	$4,582	$3,542		$8,124
Total Income	$4,582	$3,542		$8,124

Expenses:
Management advisory fees	$301	$281	43 (a)	$625
Transfer agent fees (includes
Shareholder service fees)	168	276	(100) (b)	344
Custodian fees	11	1	-	12
Shareholder service fees
(included in Transfer agent fees)*	43	-	(43) (b)	-
Administrative fees (included in
Fund Accounting fees)*	129	-	(129) (b)	-
Registration and filing fees	33	16	(16) (b)	33
Trustee’s (Director’s) fees	15	15	(12) (b)	18
Fund Accounting fees (includes
Administrative fees)	37	19	(3) (b)	53
Other expenses (Audit, Legal,
Printing, etc.)	55	40	(35) (b)	60
Total Expenses	$792	$648	$(295)	$1,145
Expense Reimbursement	-	-	-	-
Net Expenses	$792	$648	$(295)	$1,145

Net Investment Income (Loss)	$3,790	$2,894	$295	$6,979

56

SENTINEL U.S. TREASURY MONEY MARKET FUND
Pro-Forma Statement of Operations (unaudited)

	Fiscal Year Ended	Fiscal Year Ended		Pro-Forma
	June 30, 2007	June 30, 2007		Combined
	Target Fund	Acquiring Fund		Sentinel U.S.
	Citizens Money	Sentinel U.S. Treasury	Pro-Forma	Treasury Money
	Market Fund	Money Market Fund	Adjustments	Market Fund
	(000’s)	(000’s)	(000’s)	(000’s)
Net Realized and Unrealized
Gain (Loss) on Investments
Realized gain (loss) on investments	$1	-		$1
Change in unrealized
appreciation (depreciation)
of investments	-	-		-
Net Realized and Unrealized
Gain (Loss) on Investments	$1	-		$1

Change in Net Assets resulting
from Operations	$3,791	$2,894	$295	$6,980

*	Shareholder services fees and Administrative fees are included in the Transfer Agent fees and Fund Account fees, respectively, of the Sentinel U.S. Treasury Money Market Fund.
(a)	Management fee based upon contract in effect for the Sentinel U.S. Treasury Money Market Fund.
(b)	Decrease due to the elimination of duplicative expenses by merging funds.

57

SENTINEL U.S. TREASURY MONEY MARKET FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

								Pro-Forma Combined
		Citizens Money		Sentinel U.S. Treasury		Pro-Forma		Sentinel U.S. Treasury
	Pro-Forma	Market Fund		Money Market Fund		Adjustments(000’s)*		Money Market Fund
	Combined % of	Principle	Market	Principle	Market	Principle		Principle	Market
	Net	Amount	Value	Amount	Value	Amount	Market Value	Amount	Value
	Assets	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Certificate of Deposit	3.0%
Abbey National,
5.35%, 10/24/07		1,000	$1,000			(1,000)	$(1,000)	~~1,000~~0	~~$1,000~~0
City National Bank of New Jersey,
4.5%, 03/13/08 (a)		100	100			(100)	(100)	~~100~~0	~~100~~0
PNC Bank,
5.27%, 09/27/07		1,000	1,000			(1,000)	(1,000)	~~1,000~~0	~~1,000~~0
Self Help Credit Union,
5.08%, 09/14/07 (a)		100	100			(100)	(100)	~~100~~0	~~100~~0
Wilmington Trust Corp.,
5.31%, 09/04/07		1,000	1,000			(1,000)	(1,000)	~~1,000~~0	~~1,000~~0
5.29%, 10/05/07		1,000	1,000			(1,000)	(1,000)	~~1,000~~0	~~1,000~~0
			4,200				(4,200)		~~4,200~~0
Commercial Paper	41.8%
American Express Credit,
5.36%, 05/16/08		2,000	1,959			(2,000)	(1,959)	~~2,000~~0	~~1,959~~0
American General Finance Corp.,								~~1,700~~0	~~1,699~~0
5.41%, 07/05/07		1,700	1,699			(1,700)	(1,699)	~~1,114~~	~~1,113~~
5.41%, 07/06/07		1,114	1,113			(1,114)	(1,113)	0	0
5.41%, 07/17/07		763	761			(763)	(761)	~~763~~0	~~761~~0
APRECO LLC,
5.39%, 08/10/07 (b)		1,100	1,094			(1,100)	(1,094)	~~1,100~~0	~~1,094~~0
5.4%, 09/17/07 (b)		1,500	1,483			(1,500)	(1,483)	~~1,500~~0	~~1,483~~0
Atlantis One Funding Corp.,								~~400~~0	~~399~~0
5.37%, 07/26/07 (b)		400	399			(400)	(399)	~~400~~	~~398~~
5.38%, 08/02/07 (b)		400	398			(400)	(398)	0	0
5.38%, 10/18/07 (b)		1,119	1,101			(1,119)	(1,101)	~~1,119~~0	~~1,101~~0

58

SENTINEL U.S. TREASURY MONEY MARKET FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

								Pro-Forma Combined
		Citizens Money		Sentinel U.S. Treasury		Pro-Forma		Sentinel U.S. Treasury
	Pro-Forma	Market Fund		Money Market Fund		Adjustments(000’s)*		Money Market Fund
	Combined % of	Principle	Market	Principle	Market	Principle		Principle	Market
	Net	Amount	Value	Amount	Value	Amount	Market Value	Amount	Value
	Assets	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Banco Santander Puerto Rico,
5.4%, 07/26/07		473	471			(473)	(471)	~~473~~0	~~471~~0
5.39%, 08/27/07		685	679			(685)	(679)	~~685~~0	~~679~~0
Barclays Capital plc,
5.37%, 07/25/07		1,715	1,709			(1,715)	(1,709)	~~1,715~~0	~~1,709~~0
								~~778~~0	~~777~~0
Barton Capital LLC,								~~774~~	~~772~~
5.52%, 07/12/07 (b)		778	777			(778)	(777)	~~1,255~~	~~1,252~~
5.39%, 07/17/07 (b)		774	772			(774)	(772)	0	0
5.39%, 07/19/07 (b)		1,255	1,252			(1,255)	(1,252)	0	0
5.38%, 08/07/07 (b)		1,233	1,226			(1,233)	(1,226)	~~1,233~~0	~~1,226~~0
								~~1,023~~0	~~1,022~~0
CAFCO Inc.,								~~910~~	~~909~~
5.36%, 07/06/07 (b)		1,023	1,022			(1,023)	(1,022)	~~1,153~~	~~1,150~~
5.37%, 07/11/07 (b)		910	909			(910)	(909)	0	0
5.38%, 07/19/07 (b)		1,153	1,150			(1,153)	(1,150)	0	0
5.41%, 08/14/07 (b)		541	537			(541	(537)	~~541~~0	~~537~~0
Chariot Funding,
5.39%, 07/11/07 (b)		502	501			(502)	(501)	~~502~~0	~~501~~0
								~~500~~0	$~~499~~0
								~~108~~	~~108~~
								~~1,500~~	~~1,494~~
Cooperative Association of								~~1,022~~	~~1,017~~
Tractor Dealers,								~~280~~	~~279~~
5.41%, 07/17/07		500	$499			(500)	$(499)	~~100~~	~~99~~
5.41%, 07/19/07		108	108			(108)	(108)	0	0
5.39%, 07/24/07		1,500	1,494			(1,500)	(1,494)	0	0
5.41%, 08/02/07		1,022	1,017			(1,022)	(1,017)	0	0
5.46%, 08/06/07		280	279			(280)	(279)	0	0
5.44%, 08/29/07		100	99			(100)	(99)	0	0
5.53%, 08/30/07		159	158			(159)	(158)	~~159~~0	~~158~~0

59

SENTINEL U.S. TREASURY MONEY MARKET FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

								Pro-Forma Combined
		Citizens Money		Sentinel U.S. Treasury		Pro-Forma		Sentinel U.S. Treasury
	Pro-Forma	Market Fund		Money Market Fund		Adjustments(000’s)*		Money Market Fund
	Combined % of	Principle	Market	Principle	Market	Principle		Principle	Market
	Net	Amount	Value	Amount	Value	Amount	Market Value	Amount	Value
	Assets	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Countrywide Home Loans,		500	500			(500)	(500)	~~500~~0	~~500~~0
5.41%, 07/05/07		1,000	997			(1,000)	(997)	~~1,000~~0	~~997~~0
5.42%, 07/20/07
CRC Funding,								~~460~~0	~~459~~0
5.38%, 07/10/07 (b)		460	459			(460)	(459)	~~596~~	~~593~~
5.39%, 07/31/07 (b)		596	593			(596)	(593)	0	0
5.41%, 08/24/07 (b)		373	370			(373)	(370)	~~373~~0	~~370~~0
Falcon Asset Securitization
Corp.,
5.4%, 07/20/07 (b)		335	334			(335)	(334)	~~335~~0	~~334~~0
5.42%, 08/13/07 (b)		250	248			(250)	(248)	~~250~~0	~~248~~0
Fountain Square,
5.38%, 07/02/07 (b)		2,500	2,501			(2,500)	(2,501)	~~2,500~~0	~~2,501~~0
5.37%, 07/16/07 (b)		1,169	1,166			(1,169)	(1,166)	~~1,169~~0	~~1,166~~0
Harley Davidson Funding
Corp.,
5.35%, 07/05/07 (b)		400	400			(400)	(400)	~~400~~0	~~400~~0
ING America Insurance,								~~1,788~~0	~~1,785~~0
5.38%, 07/10/07		1,788	1,785			(1,788)	(1,785)	~~1,450~~	~~1,447~~
5.37%, 07/16/07		1,450	1,447			(1,450)	(1,447)	0	0
5.37%, 08/13/07		560	557			(560)	(557)	~~560~~0	~~557~~0
Ivory Funding,								~~1,536~~0	~~1,536~~0
5.38%, 07/03/07 (b)		1,536	1,536			(1,536)	(1,536)	~~1,250~~	~~1,249~~
5.38%, 07/09/07 (b)		1,250	1,249			(1,250)	(1,249)	0	0
5.39%, 09/04/07 (b)		261	259			(261)	(259)	~~261~~0	~~259~~0
J.P. Morgan Chase & Co.,
5.36%, 08/16/07		1,269	1,261			(1,269)	(1,261)	~~1,269~~0	~~1,261~~0
McGraw Hill Cos., Inc.,
5.39%, 07/03/07		939	939			(939)	(939)	~~939~~0	~~939~~0
5.37%, 08/08/07		1,132	1,126			(1,132)	(1,126)	~~1,132~~0	~~1,126~~0
Merrill Lynch & Co., Inc.,
5.36%, 08/20/07		1,100	1,092			(1,100)	(1,092)	~~1,100~~0	~~1,092~~0
5.37%, 08/28/07		1,600	1,586			(1,600)	(1,586)	~~1,600~~0	~~1,586~~0

60

SENTINEL U.S. TREASURY MONEY MARKET FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

								Pro-Forma Combined
		Citizens Money		Sentinel U.S. Treasury		Pro-Forma		Sentinel U.S. Treasury
	Pro-Forma	Market Fund		Money Market Fund		Adjustments(000’s)*		Money Market Fund
	Combined % of	Principle	Market	Principle	Market	Principle		Principle	Market
	Net	Amount	Value	Amount	Value	Amount	Market Value	Amount	Value
	Assets	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Metlife Funding Inc.,
5.37%, 08/15/07 (b)		1,448	1,439			(1,448)	(1,439)	~~1,448~~0	~~1,439~~0
5.38%, 09/17/07 (b)		771	762			(771)	(762)	~~771~~0	~~762~~0
The Procter & Gamble Co.,
5.34%, 08/01/07 (b)		735	732			(735)	(732)	~~735~~0	~~732~~0
5.35%, 08/30/07 (b)		2,269	2,250			(2,269)	(2,250)	~~2,269~~0	~~2,250~~0
								~~909~~0	~~906~~0
Societe Generale,								~~1,919~~	~~1,908~~
5.37%, 07/24/07		909	906			(909)	(906)	~~225~~	~~224~~
5.38%, 08/06/07		1,919	1,908			(1,919)	(1,908)	0	0
5.34%, 08/14/07		225	224			(225)	(224)	0	0
5.35%, 11/05/07		869	853			(869)	(853)	~~869~~0	~~853~~0
Stanley Works,
5.36%, 08/24/07 (b)		1,182	$1,173			(1,182)	$(1,173)	~~1,182~~0	~~$1,173~~0
								~~1,000~~0	~~999~~0
UBS Finance Corp.,								~~800~~	~~799~~
5.37%, 07/09/07		1,000	999			(1,000)	(999)	~~400~~	~~394~~
5.38%, 07/11/07		800	799			(800)	(799)	0	0
5.41%, 10/15/07		400	394			(400)	(394)	0	0
5.40%, 10/23/07		1,650	1,622			(1,650)	(1,622)	~~1,650~~0	~~1,622~~0
			59,132				(59,132)		~~59,132~~0
Municipal Notes	4.6%
Massachusetts State
Development Finance Agency,
5.38%, 12/01/40 (c )		3,000	3,000			(3,000)	(3,000)	~~3,000~~0	~~3,000~~0
New York State Housing
Finance Agency,
5.32%, 11/15/29 (c )		3,500	3,500			(3,500)	(3,500)	~~3,500~~0	~~3,500~~0
			6,500				(6,500)		~~6,500~~0
U.S. Government Agency
Obligations	15.6%
5.125%, 07/13/07				2,100	2,096			2,100	2,096

61

SENTINEL U.S. TREASURY MONEY MARKET FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

								Pro-Forma Combined
		Citizens Money		Sentinel U.S. Treasury		Pro-Forma		Sentinel U.S. Treasury
	Pro-Forma	Market Fund		Money Market Fund		Adjustments(000’s)*		Money Market Fund
	Combined % of	Principle	Market	Principle	Market	Principle		Principle	Market
	Net	Amount	Value	Amount	Value	Amount	Market Value	Amount	Value
	Assets	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
5.164%, 07/16/07				5,000	4,989			5,000	4,989
5.14%, 08/01/07				526	524			526	524
5.15%, 08/01/07				2,600	2,588			2,600	2,588
4.75%, 08/03/07		2,000	1,999					2,000	1,999
4.35%, 08/15/07		1,135	1,134					1,135	1,134
5.145%, 08/15/07				1,000	994			1,000	994
5.25%, 12/26/07		2,390	2,390					2,390	2,390
3.25%, 01/15/08		1,000	989					1,000	989
4.31%, 03/24/08		900	894					900	894
4.00%, 06/30/08		1,000	1,000					1,000	1,000
5.30%, 11/07/08		1,500	1,500					1,500	1,500
5.50%, 04/16/12		1,000	1,000					1,000	1,000
			10,906		11,191				22,097
U.S. Treasury Obligations	33.4%
4.77%, 07/05/07				5,000	4,997			5,000	4,997
4.57%, 07/12/07 (d)				7,025	7,015			7,025	7,015
4.71%, 07/19/07				1,175	1,172			1,175	1,172
4.715%, 07/19/07 (d)				4,250	4,240			4,250	4,240
4.555%, 08/02/07 (d)				3,000	2,988			3,000	2,988
4.45%, 08/09/07 (d)				4,475	4,454			4,475	4,454
4.64%, 08/16/07				3,330	3,310			3,330	3,310
4.755%, 08/16/07 (d)				4,300	4,274			4,300	4,274
4.745%, 08/23/07 (d)				3,450	3,426			3,450	3,426
4.6%, 09/06/07				350	347			350	347
4.555%, 09/20/07				1,500	1,485			1,500	1,485
4.585%, 09/20/07				5,000	4,948			5,000	4,948
4.64%, 10/11/07				4,500	4,441			4,500	4,441
4.66%, 10/11/07				230	227			230	227
					47,324				47,324
Money Market Funds	10.1%
State Street Navigator
Securities Lending Prime				14,290	14,290			14,290	14,290

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SENTINEL U.S. TREASURY MONEY MARKET FUND
Pro-Forma Schedules of Investments June 30, 2007 (Unaudited)

								Pro-Forma Combined
		Citizens Money		Sentinel U.S. Treasury		Pro-Forma		Sentinel U.S. Treasury
	Pro-Forma	Market Fund		Money Market Fund		Adjustments(000’s)*		Money Market Fund
	Combined % of	Principle	Market	Principle	Market	Principle		Principle	Market
	Net	Amount	Value	Amount	Value	Amount	Market Value	Amount	Value
	Assets	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Portfolio (e)

U.S. Treasury Institutional
Funds	0.4%
Dreyfus Treasury Cash
Management Institutional
Shares				575	$575			575	$575

Total Investments at Market	108.9%		$80,738		$73,380		$(69,832)		$~~154,118~~84,286

Total Investments at Cost			$80,738		$73,380		$(69,832)		$~~154,118~~84,286

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* The reorganization will require the Citizens Money Market Fund to dispose of a material portion of its portfolio securities prior to the reorganization due to non-conformance of those securities with the investment objectives, policies and limitations of the Sentinel U.S. Treasury Money Market Fund. This pro forma assumes that the Citizens Money Market Fund will dispose of all securities other than U.S. Treasury securities, money market funds and certain discount notes, even though the Sentinel U.S. Treasury Money Market Fund may own a limited percentage of other types of securities.

(a) On June 30, 2007, the fund owned the following restricted securities constituting 0.24% of net assets which may not be publicly sold without registration under the Securities Act of 1933. These securities are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trust’s Board of Trustees. Additional information on the securities is as follows:

City National Bank of New Jersey
Acquisition Date: March 14,2007
Cost $100
Unit Cost $1.00
Value: $100

Self Help Credit Union
Acquisition Date: March 14, 2007
Cost: $100
Unit Cost: $1.00
Value: $100

(b) Rule 144A Security
(c) Variable rate security. The rate presented represents the rate in effect at June 30, 2007.
(d) All or a portion of this security was on loan at June 30, 2007. The aggregate cost and market value of securities on loan at June 30, 2007 is $14,004 and $14,004 respectively.
(e) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SsgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents the investment of cash collateral received from securities lending activity.

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Notes to Pro-Forma Financial Statements

1. BASIS OF COMBINATION: The unaudited Pro-Forma Statement of Assets and Liabilities, Pro-Forma Statement of Operations and Pro-Forma Schedule of Investments give effect to the proposed reorganization of the Citizens Money Market Fund (“Money Market Fund”) into the Sentinel U.S. Treasury Money Market Fund (“Treasury Fund”). The proposed reorganization will be accounted for by the method of accounting for tax-free reorganizations of investment companies. The reorganization provides for the transfer of the assets of the Money Market Fund into the Treasury. Treasury Fund will be the accounting survivor.

The pro-forma combined statements should be read in conjunction with the historical financial statements of the Money Market and Treasury Funds and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14. The Money Market Fund and Treasury Fund are open-end management investment companies registered under the Investment Company Act of 1940, as amended.

2. PRO-FORMA ADJUSTMENTS: Statement specific pro-forma adjustments are listed at the end of each Pro-Forma Statement or Schedule.

3. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the acquirer, Treasury Fund, which are in conformity with accounting principles generally accepted in the United States of America.

A. USE OF ESTIMATES–The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

B. SECURITY VALUATION–Equity securities that are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when deemed appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is used for valuation purposes. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ board. The board has delegated this responsibility to a pricing committee, subject to its review and supervision. Short-term securities maturing in 60 days or less are valued at cost plus accrued interest earned, which approximates market value. Money market securities are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

C. SECURITY TRANSACTIONS AND RELATED INCOME–Securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include:

(1) when trades occur on a day that happens to coincide with the end of a quarterly financial reporting period; or
(2) on occasion, if Sentinel Administrative Services, Inc., the Funds’ administrator, believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of

65

securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income.

D. EXPENSES–Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets. Other common expenses of Sentinel Group Funds, Inc. are allocated among the Funds on the basis of relative daily net assets.

E. CLASSES–Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

F. DIVIDENDS AND DISTRIBUTIONS–The Funds declare and distribute net investment income, if any, daily, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, and the reclassification of net investment losses to paid-in-capital.

G. PORTFOLIO RE-POSITIONING – The Reorganization will require the Money Market Fund to dispose of a material portion of its portfolio securities prior to the Reorganization due to non-conformance of those securities with the investment objectives, policies or limitations of the Treasury Fund~~.~~ , which is not expected to have a material tax impact. This pro forma assumes that the Money Market Fund will dispose of all securities other than U.S. Treasury securities, money market funds and certain discount notes, even though the Treasury Fund may own a limited percentage of other types of securities. The Treasury Fund may experience temporary increased portfolio turnover as a result of re-positioning of the portfolio of securities it receives in the Reorganization, which may result in the realization of capital gains or losses that would affect the amount distributed as income to shareholders. However, we cannot be certain of the impact of such re-positioning nor do we expect that such re-positioning would affect a material percentage of the portfolio. In addition, the Treasury Fund will be subject to certain restrictions regarding the sale of portfolio securities it receives from the Money Market Fund for a limited period of time in connection with the Reorganization between classified as tax-free for U.S. federal income tax purposes.

66

Exhibit A

SENTINEL RESPONSIBLE INVESTING (SRI) CORE OPPORTUNITIES FUND
SENTINEL RESPONSIBLE INVESTING (SRI) EMERGING COMPANIES FUND

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies may not be changed without the approval of a majority of the outstanding shares. A vote of a majority of the outstanding shares for this purpose means the affirmative vote of the lesser of (1) 67% of shares present if more than 50% of the outstanding shares of the Fund are present in person or by proxy or (2) more than 50% of the outstanding shares of the Fund.

Each Fund’s principal investment objective is a fundamental investment policy and the additional fundamental investment policies are listed below. Each Fund may not:
  Borrow except from banks in an amount up to 5% of a Fund’s total assets for temporary or emergency purposes or to meet redemption requests that might otherwise require the untimely disposition of securities;
  Purchase securities on margin;
  Deal in real estate;
  Act as an underwriter of securities issued by others;
  Purchase from or sell to any officer, director or employee of the Corporation, the Advisor, SFSC or a subadvisor (or any of their officers or directors) any securities other than Fund shares;
  Invest in oil, gas or other mineral exploration or development programs or leases;
  Invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange;
  Invest for the purposes of exercising control or management; or
  Make short sales of securities.
Each Fund also:
  May not invest more than 25% of its assets in securities of companies within a single industry;
  May not make any investment inconsistent with the Fund’s classification as a diversified company under the Investment Company Act of 1940 (“1940 Act”);
  May not invest more than 15% of its net assets in illiquid securities; and
  May not invest more than 5% of its assets in a single issuer other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities.

For purposes of the Funds’ fundamental policy, “industry” is based on the Standard & Poor’s and Morgan Stanley Capital International’s Global Industry Classification Standards (“GICS”). Holdings in pooled investment vehicles, such as exchange-traded funds, or other securities that are not classified by GICS will be classified as the Advisor deems reasonable based on the primary characteristics of the security.

NON-FUNDAMENTAL INVESTMENT POLICIES

Non-fundamental investment policies are established and may be changed by the Board. The following are the Funds’ non-fundamental investment policies.

To the extent a Fund invests in these derivatives, it will observe the following limitations:
  It may not hold more than 5% of its total assets in the aggregate in options on individual securities, options on securities indices, and futures contracts.
  It will buy options on individual securities only to hedge underlying securities that are owned by the Fund, or to close out transactions in options written.
  It will sell options on individual securities only to generate additional income on securities that are owned by the Fund, or to close out transactions in options purchased.
  It will sell options on securities indices or futures on securities indices only to hedge portfolio risks, or to close out positions in such index options or futures that had previously been purchased. As such, a Fund shall not sell such index options or futures with aggregate notional amounts in excess of that Fund’s exposure to the market or sector covered by such index option or future.

  It will purchase options on securities indices or futures on securities indices only in anticipation of buying securities related to the index, or to close out positions in such index options or futures that the Fund had previously sold. In purchasing such index options or futures, it must set aside cash or short-term money market investments so as to ensure that the purchase of such index options or futures does not result in leveraging the Fund’s portfolio.
  It will enter into interest rate swap transactions and total return swaps on fixed income indices only in circumstances in which there is no leveraging of credit risk in the portfolio, or in which significant diversification or reduction of credit risk results.
  It will enter into default swaps on fixed-income securities only for the purpose of hedging credit risk on securities owned by the Fund, and will not take on additional credit risk through the use of default swaps.
  When entering into swap agreements, it will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.
  When transacting in OTC derivatives involving counterparty risk, it will deal only with counterparties that meet appropriate credit guidelines, and will limit exposure to any counterparty so that the sum of the value of all portfolio securities held by the Fund of which the issuer is the counterparty or an affiliate of the counterparty, plus the exposure to the counterparty in respect of the OTC options, does not exceed 5% of the total assets of the Fund.

In addition, to comply with Subchapter M of the Code, at least 50% of each Fund’s total assets must be comprised of individual issues, each of which represents no more than 5% of such Fund’s total assets and not more than 10% of the issuer’s outstanding voting securities. Those issues which represent more than 5% of the Fund’s total assets must be limited in the aggregate to 50% of such Fund’s total assets, provided, however, that no more than 25% of the Fund’s total assets may be invested in any one issuer or in qualified publicly-traded partnerships.

Each of the Funds may invest up to 10% of its total assets in the securities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company, unless it does so in reliance on a statutory exemption under the 1940 Act or related rules or SEC staff interpretations.

Each Fund may not have on loan at any given time securities representing more than 33-1/3% of its total assets. For the sole purpose of calculating this limit, loan collateral can be included as part of the Fund’s total assets, which means that a Fund could lend up to 50% of its total assets before the securities loan.

Each Fund may not invest in commodities or commodity contracts, except that a Fund may do so in accordance with applicable law and the Fund’s prospectus and statement of additional information, as they may be amended from time to time, and it can do so without registering as a commodity pool operator under the Commodity Exchange Act.

Each Fund may not issue senior securities to the extent such issuance would violate applicable law. The 1940 Act currently generally defines a “senior security” as any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends. With certain exceptions, the 1940 Act prohibits each Fund from issuing senior securities.

In addition, each Fund:
  May invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if the Fund’s investment advisor believes that adverse market or other conditions warrant; and
  May not invest more than 25% of its net assets in repurchase agreements.

Fundamental and non-fundamental investment policies are considered at the time that portfolio securities are purchased. If a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction.

PORTFOLIO MANAGERS

Portfolio Manager Compensation.
Advisor. All portfolio managers are compensated by a combination of fixed salaries and incentive compensation and, in certain circumstances, the portfolio managers may be guaranteed a minimum level of combined compensation. The fixed salary portion of compensation is generally based on comparative investment management industry data. Portfolio managers who manage more than one fund and/or also manage accounts for National Life and its affiliates have a pro rata share of their salaries based on the amount of assets managed for each area and each type of investment or fund. The determination of these allocations is in the best judgment of and at the discretion of the Advisor’s chief executive officer. Incentive compensation can be a significant portion of total compensation. Incentive compensation with respect to the management of the Funds is primarily based on pre-tax investment performance relative to Morningstar ratings and rankings. Relative results for the most recent 1-, 3- and 5-year periods are taken into account, with 25% based on the 1-year relative performance, 50% based on the 3-year relative performance, and 25% based on the 5-year relative performance. No incentive compensation is paid for performance below a 50% Morningstar percentile ranking. Because Mr. Kandel recently began managing at the Advisor, his performance compensation is allocated as follows until a 5-year performance record is established: 100% based on the 1-year relative performance in year one; 50% on the 1-year and 50% on the 2-year relative performance in year two; 25% on the 1-year relative performance, 50% on the 2-year relative performance and 25% on the 3-year relative performance in year three; and 25% on the 1-year relative performance, 50% on the 3-year relative performance and 25% on the 4-year relative performance in year four. Portfolio managers who also manage accounts for National Life and its affiliates are also eligible to receive incentive compensation based on the performance of those accounts as compared to specific fixed-income benchmarks.

A portion of the incentive compensation for each of the portfolio managers is deferred and invested in one or more publicly available Sentinel funds. In addition, for all portfolio managers, the Advisor and/or an affiliate contributes an amount equal to 20% of the aggregate amount of all incentive compensation for a particular year to a discretionary award pool. Payments from this pool are determined by the chief executive officers of the Advisor and National Life based on overall results for National Life and its affiliates, an evaluation of individual performance, and other factors they determine. For a limited period of time, Mr. Kandel also receives as additional compensation a portion of the advisory fees earned by the Advisor on the series he manages. Portfolio managers also participate in benefit plans and programs available generally to all employees of National Life and its affiliates. These include health, life and disability insurance, and a defined benefit pension plan.

Portfolio Managers’ Fund Ownership. As of ___________, 2007, Mr. Manion, the portfolio manager of the Sentinel Responsible Investing (SRI) Core Opportunities Fund, and Mr. Kandel, the portfolio manager of the Sentinel Responsible Investing (SRI) Emerging Companies Fund, did not own any shares of their respective Fund because the Funds had not yet commenced operation.

Portfolio Management Conflicts of Interest. In addition to managing the assets of one or more series of the Company, each portfolio manager may have responsibility for managing other client accounts of the Advisor. The manner in which the portfolio manager’s incentive compensation is weighted among the accounts managed may give a portfolio manager an incentive to allocate a particular investment opportunity to a product that has a greater weighting in determining his or her incentive compensation. The tables below show, for the portfolio manager(s) of each Fund, the number and asset size of the following types of accounts that he or she manages (if any): (1) SEC registered investment companies (or series thereof) other than the Company and (2) other accounts (e.g., accounts managed for individuals or organizations). The tables also show the number of performance based fee accounts for each category, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. Information is provided as of ___________, 2007. No portfolio manager managed pooled investment vehicles that are not registered investment companies.

Portfolio Managers’ Management of Registered Investment
Companies/Series Other Than the Funds

			Number of	Total Assets of
			Companies/	Companies/
	Number of		Series with	Series with
	Companies/		Performance-	Performance-
Portfolio Manager	Series	Total Assets	Based Fee	Based Fee
Paul Kandel	—	$____ million	None	None
Daniel J. Manion	—	$____ million	None	None

Portfolio Managers’ Management of Accounts
That Are Not Pooled Investment Vehicles

			Number of	Total Assets of
			Accounts with	Accounts with
	Number of		Performance-	Performance-
Portfolio Manager	Accounts	Total Assets	Based Fee	Based Fee
Paul Kandel	—	$____ million	None	None
Daniel J. Manion	—	$____ million	None	None

Conflicts of Interest. The Advisor is an indirect wholly owned subsidiary of National Life Holding Company. National Life, also an indirect wholly owned subsidiary of the National Life Holding Company, is in the business of marketing life insurance and annuity policies to the public. In the course of its business National Life maintains substantial investment portfolios for its own account, primarily in domestic fixed-income securities. Real, potential or apparent conflicts of interest may arise where the same investment opportunities are appropriate for a National Life portfolio or for the portfolios of other clients.

For the Advisor, conflicts of interest may arise particularly in cases where the same portfolio manager has day-today portfolio management responsibilities with respect to more than one Fund and/or other account. The Advisor has established procedures under which, when the Advisor recommends to a Fund the purchase of an issue that it may also recommend for other clients or for the portfolios of its affiliates, investment opportunities are allocated by a means which is fair. Generally investment opportunities are allocated to different investors for which a given investment opportunity is suitable on a pro rata basis. However, the allocation may be changed from pro rata where a good reason to do so exists, such as that the pro rata allocation would result in such small allocations to a particular investor that it is not cost effective or meaningful. For fixed-income investments, allocations are normally in proportion to cash available for investment in a particular opportunity, but an opportunity judged to be more suitable to a particular account than others may be allocated to such account. Over time the Advisor seeks to ensure that no Fund or other account is favored over others.

THE INVESTMENT ADVISOR

The Advisor provides general supervision of the Funds’ investments as well as certain administrative and related services. The Advisor is an indirect wholly owned subsidiary of the National Life Holding Company.

Under an investment advisory agreement with the Funds, each Fund pays the Advisor a monthly fee based on the annual rates shown below:

Advisory Fee Rate	Average Daily Net Assets
0.70%	First $500 million
0.65%	Next $300 million
0.60%	Next $200 million
0.50%	Next $1 billion
0.40%	In excess of $2 billion

The Board approved the advisory agreement with the Advisor on October 12, 2007. The initial shareholder of the Sentinel Responsible Investing (SRI) Core Opportunities Fund and Sentinel Responsible Investing (SRI) Emerging Companies Fund approved the advisory agreement with the Advisor on ________, 2007.

The advisory agreement must be approved annually with respect to each Fund by vote of the Board or by the vote of a majority of the outstanding voting securities of the applicable Fund, but in either event it must also be approved with respect to each Fund by a vote of a majority of the Independent Directors who are not parties to the contract, or interested persons, as defined in the 1940 Act, of any such party, cast in person at a meeting called for the purpose of voting on such approval. With respect to the submission of the Company’s advisory agreement to shareholders, such matters shall be deemed to be acted upon effectively with respect to a Fund if a majority of the outstanding voting securities of such Fund vote for approval of such matter, notwithstanding (A) that such matter has not been approved by a majority of the outstanding voting securities of any other Fund affected by such matter, and (B) that such matter has not been approved by a vote of a majority of the outstanding voting securities of the Company.

The advisory agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Board, or, with respect to a particular Fund, by a majority of the Fund’s outstanding voting securities on not more than 60 days’ written notice to the Advisor and by the Advisor on 60 days’ written notice to the Fund.

Sentinel Asset Management, Inc.

Proxy Voting Policies and Procedures For Sentinel Responsible Investing (SRI) Core Opportunities Fund,
and Sentinel Responsible Investing (SRI) Emerging Companies Fund
(January 2008)

Introduction

Sentinel Asset Management, Inc. (“SAM”) is a registered investment adviser with the U.S. Securities Exchange Commission (“SEC”) pursuant to the Investment Advisers Act of 1940, as amended (the “Advisers Act”). SAM provides investment advisory services to various clients, two of which are the Sentinel Responsible Investing (SRI) Core Opportunities Fund, and Sentinel Responsible Investing (SRI) Emerging Companies Fund (the “Funds”). SAM has the authority and discretion to vote proxy statements relating to the underlying securities that are held in the portfolios of the Funds. SAM has developed the following Proxy Voting Policies and Procedures (the “Procedures”) which it will apply in voting proxies with respect to securities held in the Funds, in order to ensure that SAM votes such proxies in the best interests of the Funds and their shareholders. SAM will follow a different set of proxy voting policies and procedures in voting proxies relating to securities held by clients other than the Funds.

Procedures for Voting Proxies

To help make sure that SAM votes Fund proxies in accordance with these Procedures, votes other client proxies in accordance with the procedures applicable to such other clients, and in the best interests of the Funds and other clients, SAM has established a Proxy Voting Committee (the “Committee”), which is responsible for overseeing SAM’s proxy voting process. The Committee consists of the following persons at SAM (i) the Chief Compliance Officer; (ii) one representative from the social research department; and (iii) one representative from the investment management department. The person representing each department on the Committee may change from time to time. The Committee will meet as necessary to help SAM fulfill its duties to vote proxies for clients, but in any event, will meet at least annually to discuss various proxy voting issues. The Committee will designate a chair who will be primarily responsible for coordinating the activities of the Committee. The initial chair will be the representative of the social research department. The chair also will be primarily responsible for dealing directly with any third party to whom SAM delegates its administrative duties with respect to voting proxies under these Procedures.

One of the main responsibilities of the Committee is to review and approve these Procedures on a yearly basis. These Procedures are usually reviewed during the fourth quarter of the calendar year and may also be reviewed at other times of the year, as necessary. When reviewing these Procedures, the Committee looks to see if these Procedures are designed to allow SAM to vote proxies in a manner consistent with the goals of voting in the best interests of the Funds and their shareholders, and maximizing the value of the underlying shares being voted by SAM. The Committee will also review these Procedures to make sure that they comply with any new rules promulgated by the SEC or other relevant regulatory bodies. After these Procedures are approved by the Committee, SAM will vote proxies on securities held in the Funds generally in accordance with these Procedures.

In order to facilitate the actual process of voting proxies, SAM has contractually delegated it administrative duties with respect to voting proxies to a third-party proxy voting agent (“the Agent”). Both the Agent and the Funds’ custodian monitor corporate events for SAM. SAM also gives an authorization and direction letter to the Funds’ custodian who then forwards the proxy statements to the Agent to vote the proxy. On approximately a weekly basis SAM will send the Agent an updated list of the security holdings in the Funds, so that the Agent can update its database and is aware of which proxies they will need to vote on behalf of the Funds. If needed, the Committee has access to these records.

SAM provides the Agent with these Procedures to use to analyze proxy statements on behalf of the Funds, and the Agent is instructed to vote those proxy statements on behalf of the Funds in accordance with these Procedures. After receiving proxy statements relating to securities held by the Funds, the Agent will review the proxy issue and vote them in accordance with these Procedures. When the Procedures state that a proxy issue will be decided on a case-by-case basis, the Agent will contact SAM. The Committee Chair, who may consult with the appropriate portfolio manager or analyst from the investment management department to the extent necessary, will look at the relevant facts and circumstances and research the issue to determine how the proxy should be voted, so that the proxy is voted in the best interests of the Funds and their shareholders and in accordance with the parameters described in these Procedures generally and specifically in the Proxy Voting Guidelines (the “Guidelines”) below.

If these Procedures do not address a particular proxy issue presented with respect to a Fund holding, the Agent will similarly contact SAM. The Committee chair will look at the relevant facts and circumstances and research the issue to determine how the proxy should be voted, so that the proxy is voted in the best interests of the Funds and their shareholders, and pursuant to the spirit of these Procedures. These Procedures may be updated to reflect the proxy issue, if appropriate. After a proxy has been voted, the Agent will create a record of the vote in order to help SAM comply with its duties listed under “Availability of Proxy Voting Records and Recordkeeping” below.

The Committee chair is responsible for overseeing the operations of the Agent in regards to Proxy voting for the Funds and will attempt to ensure that the Agent is voting proxies for the Funds pursuant to these Procedures. There may be times when SAM believes that the best interests of the Funds and their shareholders will be better served if SAM votes a proxy counter to the established proxy voting guidelines. In those cases, the Committee may review the research provided by the Agent on the particular issue, and it may also conduct its own research or solicit additional research from another third party on the issue. After gathering this information and possibly discussing the issue with other relevant parties, the Committee will use the information they have gathered to make a determination of how to vote on the issue in a manner which the Committee believes is consistent with these Procedures and in the best interests of the Funds and their shareholders. The Committee chair will notify the Agent how to vote in these instances.

SAM will attempt to process every vote for proxy statements which it or its Agent receives with respect to the Funds. However, there are situations in which SAM may not be able to process a proxy. For example, SAM may not be given enough time to process a vote because SAM or its Agent received a proxy statement in an untimely manner. SAM will make every effort to avoid a situation where it is unable to vote a proxy.

Company Management Recommendations

When determining whether to invest in a particular company for the Funds, one of the factors SAM may consider is the quality and depth of the company’s management. As a result, SAM believes that recommendations of management on any issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. Thus, on many issues, SAM votes are cast in accordance with the recommendations of the company’s management. However, SAM will normally vote shares held in the Funds against management’s position when it runs counter to the Guidelines, and SAM will also vote shares held in the Funds against management’s recommendation when such position is not in the best interests of the Funds and their shareholders.

Conflicts of Interest

As a matter of policy, the Committee and any other officers, directors, employees and affiliated persons of SAM will not be influenced by outside sources who have interests which conflict with the interests of the Funds when voting proxies for the Funds. However, in order to ensure that SAM votes proxies on securities held in the Funds in the best interests of the Funds and their shareholders, SAM has established the systems described below to properly deal with a material conflict of interest.

Almost all proxies that SAM receives on behalf of the Funds are voted by the Agent in accordance with these Procedures. As stated above, these Procedures are reviewed and approved by the Committee during the fourth quarter of the calendar year and at other necessary times, and the Procedures are then utilized by the Agent going forward to vote proxies on behalf of the Funds. The Committee approves these Procedures only after it has determined that these Procedures are designed to help SAM vote proxies on behalf of the Funds in a manner consistent with the goal of voting in the best interests of the Funds and their shareholders. Because the majority of Fund proxies are voted by the Agent pursuant to the pre-determined Procedures, SAM usually makes no actual determination of how to vote a particular proxy, and therefore, in these cases the proxy votes made on behalf of the Funds do not present a conflict of interest for SAM.

In the limited instances where SAM is considering voting a proxy contrary to the established proxy voting Guidelines, or if there are no guidelines, or if the matter is to be determined on a case-by-case basis the Committee chair will first assess the issue to see if he or she is aware of any possible conflict of interest involving SAM or an affiliated person of SAM. If there is no perceived conflict of interest, the Committee chair will then vote the proxy according to the process described in “Procedure for Voting Proxies” above. If the Committee chair has actual knowledge of a potential conflict of interest, the vote will be delegated to the Agent to vote in accordance with its general recommendations to its clients who seek its general recommendation on that vote.

Availability of Proxy Voting Information and Recordkeeping

SAM will also retain extensive records regarding proxy voting on behalf of the Funds. SAM will keep records of the following items: (i) these Procedures; (ii) proxy statements received regarding Funds’ securities (via hard copies held by the Agent or electronic filings from the SEC’s EDGAR filing system); (iii) records of votes cast on behalf of the Funds (via the Agent); and (iv) records of any Fund shareholder’s written request for information on how SAM voted proxies for a Fund, and any written response by SAM to an oral or written shareholder request for information on how SAM voted proxies for the Funds. These records will be maintained in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such record. For the first two years, such records will be stored at the offices of SAM.

Proxy Voting Guidelines

The following Guidelines give a general indication as to how SAM will vote shares held by the Funds. The Proxy Committee has reviewed the Guidelines and determined that voting proxies pursuant to the Guidelines should be in the best interests of the Funds and their shareholders and should facilitate the goal of maximizing the value of the Funds’ investments. Although SAM will usually vote proxies in accordance with these Guidelines, SAM reserves the right to vote certain issues counter to the Guidelines if, after a thorough review of the matter, SAM determines that the best interests of the Funds and their shareholders would be served by such a vote. Moreover, the list of Guidelines below is not exhaustive and does not include all potential voting issues. To the extent that the Guidelines do not cover potential voting issues, SAM will vote shares held by the Funds on such issues in a manner that is consistent with the spirit of the Guidelines below and that promotes the best interests of the Funds and their shareholders.

Proxy Voting Guidelines

SAM is committed to the financial interests of the Funds and their shareholders, which includes, with respect to the Funds, the responsibility of encouraging socially and environmentally responsible behavior at the companies in which the Funds invest. To achieve those goals, SAM votes proxies on behalf of the Funds according to the following Guidelines. In certain cases SAM may deviate from these Guidelines as a company’s particular situation demands.

Diversity

On behalf of the Funds and their shareholders, SAM supports initiatives to increase diversity on boards of directors and among upper management. Reasons to support these initiatives include the findings of a 2004 study of 353 Fortune 500 companies by Catalyst, which found that companies with the most diversity among senior company leadership significantly outperformed companies with little diversity in senior positions. According to data analyzed by Catalyst, companies with the most diversity had 35% higher return on equity and 34% higher total shareholder return than companies with little diversity. 1998 study by Hillman, Harris, Cannella and Bellinger, which found that S&P 500 companies with diversity had better shareholder returns with decreased risk to shareholders. The study also showed that companies with the most women and minority directors produced returns averaging 21% higher than companies with no diversity. Companies with higher levels of diversity allow them to better reflect and respond to a diverse customer base. Diversity at the top sends a clear signal to employees that the issue is of importance to the company; a move that coincides with improved employee morale and reduced turnover. Therefore, with respect to proxies on shares held in the Funds,

  SAM will SUPPORT proposals asking the board to include more women and minorities on the board of directors.

  SAM will SUPPORT proposals asking management to report on the company’s affirmative action policies, including the release of EEO-1 forms and statistical documentation of diversity at various positions in the company.
Equality Principles

  When voting proxies on shares held in the Funds, SAM will SUPPORT proposals that ask management to adopt a sexual orientation non-discrimination policy. When so voting, SAM will also support initiatives to provide spousal benefits to domestic partners regardless of sexual orientation, and to promote diversity and tolerance through company sponsored programs.

Animal Testing

SAM does not invest, on behalf of the Funds, in companies that conduct animal testing when not required by law. However, companies in which the Funds invest may have conducted animal testing in the past or are required to by law. With respect to proxies on shares held in the Funds,

  SAM will SUPPORT proposals asking companies to phase out or stop animal testing when not required by law.

  SAM will SUPPORT proposals asking management to develop animal welfare standards and report on those initiatives to shareholders.

Environment

CERES & Global Reporting Initiative (GRI)

The Coalition for Environmentally Responsible Economies (CERES) was formed in 1999 in response to the Exxon Valdez tanker spill in Alaska. The Coalition created a set of principles designed to serve as a guide for environmental stewardship. By endorsing the principles, a company commits itself to:

  Work towards a sustainable business model that conserves energy and natural resources and promotes environmental restoration;

  Clearly define goals and measures of progress;

  Report to the public the progress towards those goals in a CERES Report format.

The Global Reporting Initiative (GRI) is a multi-stakeholder process and independent institution whose mission is to develop and disseminate globally applicable Sustainability Reporting Guidelines. These guidelines are for voluntary use by organizations for reporting on the economic, environmental, and social dimensions of their activities, products, and services. Investors, companies and stakeholders use this information to measure performance, benchmark against peers and evaluate risks. With respect to proxies on shares held in the Funds,

  SAM will SUPPORT proposals asking management to endorse the CERES Principles.

  SAM will SUPPORT proposals asking management to issue a sustainability reporting using the Global Reporting Initiative (GRI) guidelines.
Emissions of Pollutants

With respect to proxies on shares held in the Funds,

  SAM will SUPPORT proposals that ask management to control reduce or minimize emissions of pollutants into the air, water and soil.

  SAM will SUPPORT proposals that ask management to review alternative energy resources, such as solar or wind power.

Safer Chemicals and Substitution Policies

Companies face increased risks of market exclusion, damage to their reputations, interrupted supply chains and costly litigation due to rising public awareness and concern about the safety of toxic chemicals in consumer products. Companies have responded to the concerns of governments, shareholders and consumers in recent years by halting the sale and production of products containing mercury, polyvinylchloride (PVC) and other toxic chemicals. With respect to proxies on shares held in the Funds,

  SAM will SUPPORT proposals that ask companies to phase out specific toxic chemicals where safe alternatives are available, report on their progress in doing so or on the feasibility of doing so.

  SAM will SUPPORT proposals that ask companies to reformulate products globally to meet the most stringent national or regional standards for toxic chemicals applicable to those products.

Hazards at Facilities

Companies have a responsibility to inform members in the community about potential environmental health or safety risks posed by substances used at company facilities. Shareholders have asked companies to provide this information in a report to the community. With respect to proxies on shares held in the Funds,

  SAM will SUPPORT proposals that ask companies to report on hazards posed by manufacturing facilities.

Take Action on Climate Change

Over the past one hundred years, the atmospheric concentration of carbon dioxide increased from 280 parts per million to 365 parts per million. Scientists expect that number to increase to 560 parts per million in the next 50 years, with the effect of bigger more severe storms, more frequent droughts and increased smog and other natural disasters. Signatories of the Kyoto Protocol in 1997 agreed to reduce carbon dioxide to 7% below 1990 levels. Since 1997, many companies have been asked to report or take action on climate change as proposed in the Kyoto agreement. With respect to proxies on shares held in the Funds,

  SAM will SUPPORT proposals that ask management to report or take action on climate change.

Genetically Engineered Products

There is growing concern that genetically engineered products may pose serious health risks to humans, animals and the environment. Many investors are concerned that adverse effects on people or the environment by these genetically engineered products may produce significant liabilities for a company. With respect to proxies on shares held in the Funds,

  SAM will SUPPORT proposals asking management to label, or restrict or phase out sales of genetically engineered products.

  SAM will SUPPORT initiatives asking companies to report on the financial risks of production and consumption of genetically engineered products, or the risks of halting or restricting their production.

Human Rights

In efforts to reduce product costs, many companies make or import their products from factories in low-wage, developing countries that either do not have rigorous comprehensive labor or environmental codes or do not enforce them. As a result, numerous reports have surfaced about deplorable working conditions, also known as “sweatshops.” Many organizations have asked companies to adopt codes of conduct to address this issue, and hire independent monitoring groups to ensure the implementation of those codes at both company and sub-contractor factories. With respect to proxies on shares held in the Funds,

  SAM will SUPPORT proposals that ask management to report on global company or contractor labor standards.

  SAM will SUPPORT proposals asking management to adopt codes of conduct based on International Labor Organization (ILO) core labor conventions or other labor standards.

  SAM will SUPPORT proposals that ask management to use independent third party monitoring to ensure compliance with International Labor Organization (ILO) standards.

Operations in Mexico

In 1965, the Mexican government created the maquiladora program to combat high unemployment in northern Mexico. U.S. companies have moved many manufacturing operations to the area to lower their costs, which has been beneficial for many Mexicans and Americans in the form of jobs and affordable goods. However, critics say the development has come at the cost of worker safety, environmental pollution and low wages. Therefore, with respect to proxies on shares held in the Funds,

  SAM will SUPPORT proposals that ask management to report on or review operations in Mexico, or adopt labor standards for operations in Mexico.

Operations in Burma

The SPCD, the ruling military government in Burma (also known as Myanmar), has been accused of gross human rights violations in the deaths of over 10,000 civilians following political unrest. International human rights groups have also found evidence of extra-judicial killings, rape and use of forced labor in enforcing a cease fire between various ethnic groups. The international community has heeded the call by the National Coalition Government of the Union of Burma, a government-in-exile, for economic sanctions against the country and the ruling military regime.

Although SAM will usually avoid investing, on behalf of the Funds, in companies with operations in Burma, there may be exceptions for humanitarian products and services, such as food and medicines. We will follow these guidelines for proposals related to Burma, with respect to proxies on shares held in the Funds:

  SAM will SUPPORT proposals asking the company to cut financial or business ties to the ruling military regime. We will also support resolutions that ask management to suspend all operations in Burma.

  SAM will SUPPORT proposals that ask management to report on operations in Burma.

  SAM will SUPPORT proposals that ask management to use no contractors in or source products from Burma.

China

As an emerging economic power, China manufactures many products for companies in nations around the world. Human rights groups are concerned about working conditions in China, including the possible use of forced or slave labor to produce goods. The Chinese government says prisons are designed to maintain social order and produce goods for the economy, but the goods in those prisons are not exported outside of China. With respect to proxies on shares held in the Funds,

  SAM will SUPPORT proposals that ask management to certify that company operations in China are conducted free of forced or slave labor.

  SAM will SUPPORT proposals asking management to implement and/or increase activity on each of the principles of the U.S. Business Principles for Human Rights of Workers in China.

Tobacco

SAM does not invest, on behalf of the Funds, in companies that are involved in the production of tobacco, but this does not include media companies that may accept advertising revenue from tobacco companies. The promotion of tobacco products, particularly when they are targeted at children, may be counter to the best interests of the Funds and their shareholders. Additionally, second-hand smoke can pose health risks in the work environment. With respect to proxies on shares held in the Funds,

  SAM will SUPPORT proposals to sever the company’s links to the tobacco industry.

  SAM will SUPPORT proposals asking companies to report on or adopt ethical criteria for accepting tobacco advertising.

  SAM will SUPPORT proposals asking companies to adopt no-smoking policies for facilities or places of business.

Non-Partisanship and Political Contributions

In recent years, companies have faced scrutiny and criticism for political contributions to major political parties and candidates. There is a perception that companies consistently making large contributions are buying influence and unduly affecting the democratic process. With respect to proxies on shares held in the Funds,

  SAM will SUPPORT proposals asking companies to affirm political non-partisanship.

  SAM will SUPPORT proposals that ask companies to increase disclosure of political or political action committee contributions.

  SAM will SUPPORT proposals asking companies to disclose their policies and history of soft dollar contributions. However, SAM will oppose such proposals if the company contributed $20,000 or less during the most recent federal election cycle.

Board of Directors

Boards may be most effective when they include people from diverse backgrounds who are independent from management. This is the most effective way for the board to represent shareholders’ interests. When voting proxies on shares held by the Funds, SAM defines directors as independent when the following criteria are met:

1.	Director is not a current or former employee of the company.
2.	Director is not an employee of a significant supplier or customer of the company.
3.	Director is not in an interlocking relationship, where an executive sits on the board of another company that employs the first director.
4.	Director is not a member of an entity that is one of the company’s paid consultants or advisors.
5.	Director does not have a personal contract with the company or one of its affiliates or subsidiaries.
6.	Director does not have any other personal, professional or financial relationship with any executives of the company that would impair the objectivity of the board member’s independent judgment.

SAM votes shares held by the Funds in the election of directors according to the following guidelines to encourage accountability, independence and diversity on the board of directors of a company:

  SAM will normally WITHHOLD votes from a slate of board nominees if the slate does not include any women or minorities.

  SAM will WITHHOLD votes from all directors if less then 50% of directors are independent. Similarly, we withhold votes from all directors if less than 100% of each committee’s membership is composed of independent directors. SAM considers the audit, compensation and nominating committees to be key committees.

  SAM will WITHHOLD votes from members of the audit committee if non-audit fees to the company independent accountant exceed 25% of aggregate fees. We believe that the objectivity and independence of the auditor is compromised when a large percentage of fees are obtained from non-audit services.

  SAM will WITHHOLD votes from all director nominees if the company does not ask for shareholder approval of the company’s auditor.

  SAM will WITHHOLD votes from individual directors if they attend less than 75% of board and committee meetings. We believe each director should devote the time necessary to effectively perform his or her duties as a director.

  SAM will WITHHOLD votes from individual directors if they are retired from active employment and serve on the boards of five (5) or more companies, or if they are actively employed and serve on the boards of two (2) or more companies.

  SAM will WITHHOLD votes from all directors if the board has a classified structure. Classified, or staggered, boards have members who are usually elected every three years with one third of the directors standing for election each year.

Board of Directors – Related Proposals

With respect to proxies on shares held in the Funds,

  SAM will SUPPORT proposals to increase diversity and allow union and employee board representation.

  SAM will SUPPORT proposals to remove classified boards and OPPOSE proposals to instate them. Classified boards can present an impediment to free market control, as it may serve as a form of anti-takeover defense. SAM believes the annual election of directors make them more accountable to shareholders.

  SAM will generally SUPPORT proposals to separate the positions of Chairperson and Chief Executive Officer. Similarly, SAM will generally SUPPORT proposals asking the Chair to be an independent director.

  SAM will SUPPORT proposals seeking to increase board independence and committee independence directors on the board and on each committee.

  SAM will SUPPORT proposals that seek to limit director liability. Recent trends indicate a rise in the number of suits filed against company executives. While directors should be held accountable for their actions, they should be protected from decisions made in good faith.

  SAM will OPPOSE proposals requiring minimum stock ownership if 1,000 more shares or more are required of each director.

  SAM will generally SUPPORT proposals seeking to institute cumulative voting in the election of directors. The idea of cumulative voting is to provide minority shareholders with a greater chance of having a representative on the board of directors.

  SAM will generally SUPPORT proposal requiring that director nominees receive at least 50% of the vote to be elected to the board of directors. Since many corporate board elections are uncontested, a vote of less than 50% shows a significant lack of shareholder confidence in the nominee.

Auditors

With respect to proxies on shares held in the Funds,

  SAM will OPPOSE the approval or ratification of the auditor if 25% or more of the aggregate fees are for non-audit services.

  SAM will examine the fees paid to the independent auditor, as disclosed in the company proxy statement, to determine the ratio of non-audit fees to the aggregate fees. The objectivity and independence of the auditor may be compromised when a large percentage of fees are obtained from non-audit services.

Ownership and Corporate Defenses

On occasion, shareholders are asked to increase or decrease the number of shares authorized for issuance. SAM is mindful of the effects of these actions, and the rationale of the management for instituting the changes. The authorization of more shares presents management with potential takeover defenses, such as issuing stock to parties friendly to management. Therefore, with respect to proxies on shares held in the Funds,

  SAM will OPPOSE management proposals to increase authorized common stock if the proposed increase is not intended to effect a merger, stock split, re-capitalization or other reorganization.

  SAM will consider proposals to approve common stock, preferred stock or stock warrant issues on a case-by-case basis.

  SAM will OPPOSE management proposals to authorize or increase blank check preferred stock, when the board asks for the unlimited right to set the terms and conditions for the stock and may issue it for anti-takeover purposes without shareholder approval.

  SAM will OPPOSE management proposals to eliminate preemptive rights.

Corporate Restructuring

SAM looks at all mergers and other corporate actions on a case-by-case basis. With respect to proxies on shares held in the Funds, SAM evaluates mergers by looking at the financial impact on the Funds and at the social implications to stakeholders.

Corporate Takeover Defenses

Greenmail provisions are designed to thwart hostile takeover attempts. The company being targeted for takeover, in an effort to maintain control, offers a premium on shares owned by the hostile potential buyers. SAM believes this practice is not fair to shareholders, as one party receives a premium not available to other shareholders. Anti-greenmail provisions in corporate charters act to discourage firms from raiding and bullying a company in hopes of obtaining a short-term gain.

  SAM will SUPPORT anti-greenmail provisions, and OPPOSE the payment of greenmail.

Shareholder rights plans, commonly known as “Poison Pills” are one of the most popular types of corporate defense mechanisms. Shareholders are given rights to purchase shares at a deep discount in certain circumstances, such as when a hostile third party buys a certain percentage of the company’s outstanding stock. When that percentage is achieved, the plan is triggered and shareholders are able to buy stock at a discount price. The practice effectively kills the takeover bid, as the voting power of the hostile party is diluted. Critics say these poison pill plans give directors strong powers to reject offers or discourage them altogether, which may not be in the best interest of shareholders. Therefore, with respect to proxies on shares held in the Funds,

  SAM will SUPPORT resolutions to redeem shareholder rights plans.

  SAM will OPPOSE the adoption of a shareholder rights plan.

Shareholder Issues

With respect to proxies on shares held in the Funds,

  SAM will SUPPORT shareholders’ rights to call a special meeting, act by written consent and maintain the right to have in-person annual meetings.

  SAM will SUPPORT proposals that ask management to rotate the annual meeting location, as a means of providing greater shareholder access to the company.

  SAM will SUPPORT proposals to eliminate super-majority vote requirements to approve mergers, and OPPOSE proposals to establish super-majority vote requirements for mergers. SAM will support proposals to eliminate super-majority vote requirements (lock-in) to change bylaw or charter provisions. Conversely, SAM will OPPOSE proposals to establish those super- majority requirements.

  SAM will SUPPORT proposals asking the company to consider factors other that the interests of the shareholders in assessing a merger or takeover bid.

Executive Compensation

A properly planned and executed compensation program can have the effect of providing incentive to employees and executives critical to the long-term health of the company. Such a properly implemented program will also align the goals and reward of employees with those of stockholders. A comprehensive and well-designed compensation program of stock, salary and bonus components that is clearly understood by all parties can effectively achieve that goal.

Mindful that such compensation should not harm shareholders while enriching executives and employees, SAM follows the following guidelines on the various forms of compensation, in voting shares held in the Funds:

  SAM will OPPOSE the approval of the stock option, stock award and stock purchase plans if the overall dilution of all company plans on outstanding shares is greater that 10%. Additionally, SAM will OPPOSE a plan if it has an automatic replenishment feature to add a specified number of percentage of shares for an award each year.

  SAM will OPPOSE the approval of stock option, stock award and stock purchase plans if the plans grant the administering committee the authority to reprice or replace underwater options to grant reload options, or to accelerate the vesting requirements of outstanding options. SAM will also OPPOSE stock option plans with minimum vesting requirements of less than two years.

  SAM will OPPOSE the approval of a stock option plan if the options are prices at less than 100% of fair market value of the underlying shares on the date of the grant.

  In general, SAM will OPPOSE shareholders proposals that seek to limit executive compensation to an absolute dollar amount. SAM will evaluate other shareholder proposals that see to limit executive compensation on a case by case basis.

Part C

Item 15. Indemnification

See the Articles of Amendment and Restatement of the Registrant, incorporated by reference to Exhibit (1) to this Registration Statement.

See the Amended and Restated Bylaws incorporated by reference to Exhibit (2) to this Registration Statement.

The investment advisory agreements incorporated by reference to Exhibit (6) to this Registration Statement provide that in the absence of willful malfeasance, bad faith, gross negligence or reckless disregard of the obligations or duties thereunder on the part of the Advisor, the Advisor shall not be liable to the Registrant or to any shareholder of the Registrant for any act or omission in the course of, or connected with rendering services thereunder or for any losses that may be sustained in the purchase, holding or selling of any security.

In addition, the Registrant maintains a directors and officers liability insurance policy with maximum coverage of $15 million under which the directors and officers of the Registrant are insureds.

The Registrant also has agreed pursuant to indemnification agreements (each an "Indemnification Agreement") to indemnify, and advance expenses to, each "Disinterested Director" (as defined in each Indemnification Agreement), if he or she is or is threatened to be made a party to a Proceeding (as defined in each Indemnification Agreement). In accordance with the terms of each Indemnification Agreement, the Registrant shall indemnify any applicable Disinterested Directors for and against any and all judgments, penalties, fines and amounts paid in settlement, and all expenses actually and reasonably incurred by the applicable director or on his or her behalf in connection with a Proceeding, to the maximum extent permitted by Maryland law and to the extent not expressly prohibited by applicable federal securities law and regulations (including without limitation Section 17(h) of the Investment Company Act, and regulations or rules issued with respect thereto by the U.S. Securities Exchange Commission), in effect as of the date of the applicable Indemnification Agreement or at the time of the request for indemnification, whichever affords greater rights of indemnification to the indemnitee, including any additional indemnification permitted by Section 2-418(g) of the Maryland General Corporation Law. The Registrant also shall indemnify a Disinterested Director for and against all expenses actually and reasonably incurred by such Disinterested Director or on his or her behalf in connection with any Proceeding to which the indemnitee is or is threatened to be made a witness but not a party, within fifteen (15) days after receipt by the Registrant of each statement of expenses from the indemnitee. Under the Indemnification Agreement, the Registrant shall not be liable for indemnification in connection with: (i) any monetary settlement by or judgment against a Disinterested Director for insider trading or disgorgement of profits by such Disinterested Director pursuant to Section 16(b) of the Securities Exchange Act of 1934; or (ii) any liability to the Registrant or its shareholders with respect to a Proceeding (other than a Proceeding under Section 7(a) of the Indemnification Agreement), to which such Disinterested Director otherwise would be subject by reason of such Disinterested Director having engaged in certain Disabling Conduct (as defined in the Indemnification Agreement). Insofar as indemnification for liabilities arising under the Securities Act, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and therefore is unenforceable. In the event that a claim for indemnification against such liabilities (other than for expenses paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, unless the matter has been settled by controlling precedent in the opinion of its counsel, will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

1. (a) Articles of Amendment and Restatement effective February 2, 2006 (6)
1. (b) Articles of Correction effective March 15, 2006 (5)
1. (c) Articles Supplementary (increasing HY Bond Fund Class A shares and deleting Tax-Free Income Class B shares) effective March 15, 2006 (5)
1. (d) Articles Supplementary (adding Growth Leaders Fund) effective March 15, 2006 (5)
1. (e) Articles Supplementary (adding Capital Growth Fund) effective March 15, 2006 (5)
1. (f) Certificate of Correction effective May 24, 2006 (7)
1. (g) Articles Supplementary (adding Class C shares - Government Securities and Short Maturity Government Fund) effective June 1, 2006 (7)
1. (h) Articles Supplementary (eliminating the New York Tax-Free Income and Tax-Free Income Funds) effective December 15, 2006 (8)
1. (I) Articles Supplementary (adding Class I shares to Common Stock and Government Securities Funds) effective March 30, 2007 (9)
1. (j) Articles Supplementary (adding the Georgia Municipal Bond Fund) effective March 30, 2007 (9)
1. (k) Articles Supplementary (adding the Mid Cap Value Fund) effective March 30, 2007 (9)
1. (l) Articles Supplementary (adding Class I shares to Balanced, Capital Growth, Growth Leaders, International Equity and Mid Cap Growth Funds) (11)
1. (m) Articles Supplementary (adding Small/Mid Cap Fund) (11)
1. (n) Certificate of Correction effective July 23, 2007(I shares) (11)
1. (o) Certificate of Correction effective July 23, 2007 (Small/Mid Cap Fund) (11)
1. (p) Articles Supplementary (adding the Sentinel Responsible Investing (SRI) Emerging Companies and Sentinel Responsible Investing (SRI) Core Opportunities funds ) effective November 13, 2007 (12)
2. Amended and Restated By-Laws of the Registrant (6)
3. Inapplicable
4. Amended and Restated Agreement and Plan of Reorganization dated December 21, 2007
5. (a) Form of Share Certificate (4)
5. (b) New Form of Share Certificate (4)
6. (a) Amended and Restated Investment Advisory agreement between Registrant and Sentinel Asset Management, Inc. dated August 15, 2007 (11)
7. (a) Distribution Agreement between the Registrant and Sentinel Financial Services Company (“SFSC”), dated as of March 1, 1993 (1)
7. (b) Form of Dealer Agreement (6)
8. (a) Registrant has provided health care and insurance benefits to certain retirees
8. (b) National Life Insurance Company 401(k) Plan (Chief Compliance Officer) (9)
8. (c) National Life Insurance Company Pension Plan (Chief Compliance Officer) (9)
8 (d) National Life Insurance Company Supplemental Pension Plan (Chief Compliance Officer) (9)
9. Custody agreement between Registrant, Sentinel Variable Products Trust; and State Street Bank and Trust Company, effective October 1, 2000 (3)
10. (a) Class A Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. (2)
10. (b) Amended Plan pursuant to Rule 18f-3 under the 1940 Act. (12)
11. Opinion and Consent of Counsel (13)
12. Opinion and Consent of Counsel on Tax Matters*
13. (a) Form of Fee Agreement between Registrant, on behalf of the Sentinel Responsible Investing (SRI) Core Opportunities Fund, and Sentinel Asset Management, Inc. dated ___________, 2008 (12)

13. (b) Fund Services Agreement between Sentinel Group Funds, Inc. and Sentinel Administrative Services, Inc. dated March 1, 1993 (1)
14. (a) Consent of Independent Registered Public Accounting Firm (PwC – New York)
14. (b) Consent of Independent Registered Public Accounting Firm (PwC- Columbus)
15. Inapplicable
16. Power of Attorney (10)
17. Proxy Card

__________________
*To be filed by post-effective amendment.
(1) Incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement filed on Form N-1A on March 30, 2000.
(2) Incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement filed on Form N-1A on December 30, 2004.
(3 Incorporated by reference to Post-Effective Amendment No. 103 to the Registration Statement filed on Form N-1A on September 29, 2005.
(4) Incorporated by reference to Post Effective Amendment No. 106 to the Registration Statement filed on Form N-1A on December 23, 2005.
(5) Incorporated by reference to Post Effective Amendment No. 107 to the Registration Statement filed on Form N-1A on March 17, 2006.
(6) Incorporated by reference to Post Effective Amendment No. 109 to the Registration Statement filed on Form N-1A on March 30, 2006.
(7) Incorporated by reference to Post Effective Amendment No. 110 to the Registration Statement filed on Form N-1A on June 1, 2006.
(8) Incorporated by reference to the Registration Statement filed on Form N-14 on December 18, 2006.
(9) Incorporated by reference to Post Effective Amendment No. 112 to the Registration Statement filed on Form N-1A on March 30, 2007.
(10) Incorporated by reference to the Post Effective Amendment No. 115 to the Registration Statement filed on Form N-1A on June 28, 2007
(11) Incorporated by reference to Post Effective Amendment No. 117 to the Registration Statement filed on Form N-1A on August 27, 2007.
(12) Incorporated by reference to the Post Effective Amendment No. 118 to the Registration Statement filed on form N-1A on November 13, 2007
(13) Incorporated by reference to the Registration Statement filed on Form N-14 on November 14, 2007

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) Pursuant to the requirements of Form N-14, the undersigned Registrant undertakes to file, by post-effective amendment to the Registration Statement, an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus that is part of the Registration Statement within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Montpelier and State of Vermont, as of the 28th day of December, 2007.

SENTINEL GROUP FUNDS, INC.
(Registrant)

By: __/s/ Christian W. Thwaites_____
Christian W. Thwaites
President & Chief Executive Officer

As required by the Securities Act, this Registration Statement has been signed by the following persons in the capacities on the date indicated.

Signature	Title	Date

/s/ Christian W. Thwaites
Christian W. Thwaites	President (Chief Executive Officer) and Director	December 28, 2007

/s/ Thomas P. Malone
Thomas P. Malone	Vice President and Treasurer	December 28, 2007
(Principal Financial and Accounting Officer)
/s/ Thomas H. MacLeay
Thomas H. MacLeay	Director (Chair)	December 28, 2007

John D. Feerick*	Director	December 28, 2007

Keniston P. Merrill*	Director	December 28, 2007

Deborah G. Miller*	Director	December 28, 2007

John Raisian*	Director	December 28, 2007

Nancy L. Rose*	Director	December 28, 2007

Richard H. Showalter, Jr.*	Director	December 28, 2007

Susan M. Sterne*	Director	December 28, 2007

Angela E. Vallot*	Director	December 28, 2007

*Kerry A. Jung signs this document pursuant to the power of attorney filed with Post-Effective Amendment No. 115 to the Registration Statement on Form N-1A filed on June 28, 2007.

__/s/ Kerry A. Jung___
Kerry A. Jung

Exhibit Index

Exhibit Number		Exhibit
4.		Amended and Restated Agreement and Plan of Reorganization dated December 27, 2007
14.	(a)	Consent of Independent Registered Public Accounting Firm (PwC – New York)
14.	(b)	Consent of Independent Registered Public Accounting Firm (PwC- Columbus)
17.		Proxy Card